As filed with the U.S. Securities and Exchange Commission on August 27, 2010

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 85	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 86

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois  60606

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code 312-525-7100

Mark F. Kemper

UBS Global Asset Management

One North Wacker

Chicago, Illinois  60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on [Date] pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates to all shares classes of each series of the Trust, except for the UBS Market Neutral Multi-Strategy Fund series of the Trust. No information relating to the UBS Market Neutral Multi-Strategy Fund is amended or superseded hereby.

The UBS Funds

UBS Dynamic Alpha Fund

UBS Global Allocation Fund

UBS Global Frontier Fund

Prospectus

October 28, 2010

UBS Dynamic Alpha Fund; Class A (BNAAX), Class B (BNABX), Class C (BNACX), Class Y (BNAYX)

UBS Global Allocation Fund; Class A (BNGLX), Class B (BNPBX), Class C (BNPCX), Class Y (BPGLX)

UBS Global Frontier Fund; Class A (BGFAX), Class C (BGFCX), Class Y (BGFYX)

This prospectus offers Class A, Class C and Class Y shares in three of the eighteen series of The UBS Funds (the "Trust") listed above (each, a "Fund" and, collectively, the "Funds"). This prospectus offers Class B shares of the UBS Dynamic Alpha Fund and UBS Global Allocation Fund only to existing shareholders of Class B shares with respect to the reinvestment of dividends and distributions and exchanges of Class B shares of the Funds and other series of the UBS Family of Funds. The UBS Global Frontier Fund does not offer Class B shares.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

The UBS Funds

Contents

The UBS Funds

What every investor should know about the Funds

Fund summaries

UBS Dynamic Alpha Fund	Page 3

UBS Global Allocation Fund	Page 8

UBS Global Frontier Fund	Page 13

More Information about the Funds

UBS Dynamic Alpha Fund—Investment objective, strategies, securities selection and risks	Page 18

UBS Global Allocation Fund—Investment objective, strategies, securities selection and risks	Page 23

UBS Global Frontier Fund—Investment objective, strategies, securities selection and risks	Page 27

Your investment

Information for managing your fund account

Managing your Fund account	Page 34

—Flexible pricing	Page 34

—Buying shares	Page 39

—Selling shares	Page 42

—Exchanging shares	Page 43

—Pricing and valuation	Page 44

Additional information

Additional important information about the funds

Management	Page 46

Disclosure of portfolio holdings	Page 49

Dividends and taxes	Page 49

Supplemental investment advisor performance information	Page 52

Financial highlights	Page 61

Where to learn more about the funds	Back cover

Please find the UBS Funds' Privacy Notice on page [__] of this Prospectus.

The Funds are not a complete or balanced investment program.

UBS Global Asset Management
2

UBS Dynamic Alpha Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page[__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class B	Class C	Class Y
Management fees	[0.81 ]%	[0.81 ]%	[0.81 ]%	[0.81 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	None
Other expenses:	[__]	[__]	[__]	[__]
Dividend expense and securities loan fees for securities sold short	[__]	[__]	[__]	[__]
Other	[__]	[__]	[__]	[__]
Total other expenses	[__]	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short), through the period ending October 27, 2011, do not exceed 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.10% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

UBS Global Asset Management
3

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

The Fund invests in securities and financial instruments to gain exposure to global equity, global fixed income and cash equivalent markets, including global currencies. The Fund may invest in equity and fixed income securities of issuers located within and outside the United States or in open-end investment companies advised by the Advisor, to gain exposure to certain global equity and global fixed income markets. The Fund is a non-diversified fund.

Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. Investments in fixed income securities may include issuers in both developed (including the United States) and emerging markets.

Investments in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets. Equity investments may include securities of companies of any capitalization size.

In addition, the Fund attempts to generate positive returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes. The Fund may establish net short or net long positions for individual markets, currencies and securities. The Fund also may sell securities short as part of its investment strategy.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds 5% per year on a real (i.e., inflation-adjusted) basis and net of management fees over rolling five year time horizons. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO"). To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may borrow money from banks to purchase investments for the Fund.

Management process

The Fund is a multi-asset fund. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. Investments also may be made in selected sectors of these asset classes.

UBS Global Asset Management
4

In selecting equity securities for the Fund, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than their market prices. A stock with a market price below its assessed fundamental value would be considered a long candidate for inclusion in the Fund's portfolio. A stock with a market price above its assessed fundamental value would be considered a short candidate for inclusion in the Fund's portfolio.

Under certain circumstances the Advisor also may utilize growth-oriented strategies within its US equity asset class for a portion of the allocation. To invest in growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund

UBS Global Asset Management
5

may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds' expenses.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The MSCI World Free Index (net) shows how the Fund's performance compares to an index that is designed to measure the equity market performance of developed markets. The US Consumer Price Index (CPI) shows how the Fund's performance compares to monthly data on changes in the prices paid by urban

UBS Global Asset Management
6

consumers. Life of class performance for the BofA Merrill Lynch US Treasury 1-5 Year Index, the MSCI World Free Index (net) and the US Consumer Price Index (CPI) is as of the inception month end. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	Life of class
Class A (1/27/05)
Return before taxes	20.32%	1.11%
Class B (1/27/05)
Return before taxes	21.31	1.22
Class C (1/27/05)
Return before taxes	25.36	1.46
Class Y (1/27/05)
Return before taxes	27.33	2.57
Return after taxes on distributions	25.30	0.79
Return after taxes on distributions and sale of fund shares	17.91	1.80
BofA Merrill Lynch US Treasury 1-5 Year Index	0.23	4.49
MSCI World Free Index (net)	29.99	2.52
US Consumer Price Index (CPI)	2.72	2.56

(Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deduction for fees and expenses.)

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Curt Custard, portfolio manager of the Fund since 2008.

•  Andreas Koester, portfolio manager of the Fund since 2009.

•  Jonathan Davies, portfolio manager of the Fund since 2009.

•  Phillip Torres, portfolio manager of the Fund since 2010.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
7

UBS Global Allocation Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class B	Class C	Class Y
Management fees	[0.72 ]%	[0.72 ]%	[0.72 ]%	[0.72 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	None
Other expenses	[__]	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.10% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods

UBS Global Asset Management
8

indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

The Fund invests in equity and fixed income securities of issuers located within and outside the United States. Under normal circumstances, the Fund will allocate its assets between fixed income securities and equity securities, including securities of issuers in both developed (including the United States) and emerging markets countries. Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. These securities will have an initial maturity of more than one year and may be either investment grade or high yield (lower-rated) securities. Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to certain asset classes.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes.

Management process

The Fund is a multi-asset fund.

In selecting equity securities for the Fund, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than their market prices. A stock with a market price below its assessed fundamental value would be considered for inclusion in the Fund's portfolio.

Under certain circumstances the Advisor also may utilize growth-oriented strategies within its US equity asset class for a portion of the allocation. To invest in growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

UBS Global Asset Management
9

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds' expenses.

UBS Global Asset Management
10

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The MSCI World Free Index (net) shows how the Fund's performance compares to an index that is designed to measure the equity market performance of developed markets. The Citigroup World Government Bond Index shows how the Fund's performance compares to an index composed of straight (i.e., not floating rate or index-linked) government bonds with a one-year minimum maturity. The GSMI Mutual Fund Index shows how the Fund's performance compares to an index compiled by the Advisor that is constructed as follows: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global),and 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Life of class performance for the MSCI World Free Index (net) and the GSMI Mutual Fund Index is as of the inception month end. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (6/30/97)
Return before taxes	27.83%	0.62%	4.66%	4.60%
Class B (12/13/01)
Return before taxes	29.09	0.68	N/A	5.06
Class C (11/22/01)(1)
Return before taxes	33.20	0.99	N/A	4.99
Class Y (8/31/92)
Return before taxes	35.68	2.06	5.52	7.19
Return after taxes on distributions	32.71	(0.01)	3.76	5.09
Return after taxes on distributions and sale of fund shares	23.36	0.95	4.00	5.19
Russell 3000 Index	28.34	0.77	(0.20)	*
MSCI World Free Index (net)	29.99	2.01	(0.24)	*
Citigroup World Government Bond Index	2.55	4.51	6.63	*
GSMI Mutual Fund Index	24.98	4.01	3.28	*

(Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deduction for fees and expenses.)

*  Average annual total returns for the life of each class were as follows: (1) Russell 3000 Index: Class A—4.06%; Class B—2.59%; Class C—2.46%; Class Y—8.15%; (2) MSCI World Free Index (net): Class A—3.40%; Class B—3.84%; Class C—3.87%; Class Y—6.65%; (3) Citigroup World Government Bond Index: Class  A—6.23%; Class B—8.02%; Class C—8.00%; Class Y—6.39%; and (4) GSMI Mutual Fund Index: Class A—5.45%; Class B—5.97%; Class C—6.00%; Class Y—7.72%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the annual average returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Curt Custard, portfolio manager of the Fund since 2009.

•  Andreas Koester, portfolio manager of the Fund since 2009.

•  Jonathan Davies, portfolio manager of the Fund since 2009.

UBS Global Asset Management
11

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
12

UBS Global Frontier Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page[__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class C	Class Y
Management fees	[0.95 ]%	[0.95 ]%	[0.95 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short), through the period ending October 27, 2011, do not exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating

UBS Global Asset Management
13

expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

In order to achieve the Fund's investment objective, the Advisor employs an enhancement to its global securities (allocation) strategy ("Global Securities (Allocation) Strategy"). The Advisor's Global Securities (Allocation) Strategy seeks to provide exposure to the major asset classes of the global markets and is currently utilized by other funds and products managed by the Advisor, including the UBS Global Allocation Fund, a series of the Trust, and the UBS Global Securities Relationship Fund, a series of UBS Relationship Funds (the "GSR Fund"). The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities (Allocation) Strategy typically with equity-like risk. However, when warranted by market conditions, the Advisor will attempt to limit the Fund's equity risk through active asset allocation.

The Fund principally invests directly or indirectly in equity and fixed income securities and other financial instruments to gain exposure to issuers located within and outside the United States. In connection with its Global Securities (Allocation) Strategy, under normal circumstances the Advisor will allocate the exposure of the Fund's assets between fixed income securities and equity securities, including securities of issuers in both developed (including the United States) and emerging markets countries. The Fund may invest directly in such securities and financial instruments and/or indirectly in such investments by investing in shares of open-end investment companies ("Underlying Funds"), including open-end investment companies advised by the Advisor. In addition, the Fund will increase its exposure to the global markets through the use of leverage. Leverage by the Fund generally will be achieved by entering into total return swap agreements with respect to the return of the GSR Fund. Alternatively, the Fund may achieve leverage by engaging in futures contracts with respect to securities or indices.

Investments by the Fund or an Underlying Fund in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. These securities will have an initial maturity of more than one year and may be either investment grade or high yield (lower-rated) securities. Investments by the Fund or an Underlying Fund in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in equity securities of issuers in any capitalization range based on market conditions and in accordance with its investment objective.

The Fund and the Underlying Funds may, but are not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund and the Underlying Funds may invest include options, futures, forward agreements, swap agreements (including, but not limited to total return, interest rate and credit default swaps), credit-linked securities, equity participation notes and equity linked notes.

In particular, the Fund generally seeks to increase its exposure to the global markets through the use of leverage by investing in total return swap agreements with respect to the return of the GSR Fund. As an alternative to investing in total return swap agreements based on the return of the GSR Fund, the Fund may also leverage by borrowing from banks to the extent permitted by the 1940 Act to invest additional assets in the global markets by investing the borrowed assets in the GSR Fund. The use of leverage by the Fund

UBS Global Asset Management
14

through total return swaps, futures contracts or borrowing, as described above, is permitted to range between 0% to 50% of the Fund's total assets (including amounts borrowed), but will typically range between 25% to 40% of the Fund's total assets (including amounts borrowed).

Management process

The Advisor's Global Securities (Allocation) Strategy is focused on investment fundamentals.

Under the Global Securities (Allocation) Strategy, the Advisor chooses investments for the Fund and the Underlying Funds by:

•  Identifying asset classes that appear to be temporarily mispriced.

•  Analyzing the fundamental value of individual securities in order to estimate their relative value and attractiveness, and to identify securities for investment that are underpriced relative to their fundamental value.

•  Identifying and investing in currencies based on identification of discrepancies between market prices and fundamental values.

•  Identifying and investing in strategies or specific securities that serve to mitigate or manage investment risk exposures resulting from investments in other assets or asset classes.

In selecting equity securities for the Fund, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than their market prices. A stock with a market price below its assessed fundamental value would be considered for inclusion in the Fund's portfolio.

Under certain circumstances the Advisor also may utilize growth-oriented strategies within its US equity asset class for a portion of the allocation. To invest in growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities (Allocation) Strategy typically with equity-like risk. However, when warranted by market conditions, the Advisor will attempt to limit the Fund's equity risk through active asset allocation. The Advisor's employment of leverage mechanisms with respect to the Fund's portfolio is based on the belief that, in conventional portfolio management, increasing a portfolio's long-term expected return entails adding riskier equity-like assets and reducing the allocation to lower-risk fixed income investments. The Advisor seeks to step beyond this framework to provide higher risk-adjusted returns than the Global Securities (Allocation) Strategy by employing leverage through investing in total return swaps based on the return of the GSR Fund, engaging in futures contracts with respect to securities or indices, or borrowing from banks to the extent permitted by the 1940 Act to purchase additional shares of the GSR Fund to increase the Fund's risk and return in an efficient manner.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund may invest. Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds' expenses.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Global Asset Management
15

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

UBS Global Asset Management
16

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The GSMI Mutual Fund Index shows how the Fund's performance compares to an index compiled by the Advisor that is constructed as follows: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global),and 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Life of class performance for the MSCI World Free Index (net) and the GSMI Mutual Fund Index is as of the inception month end. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	Life of class
Class A (7/26/07)
Return before taxes	39.58%	(12.43)%
Class C (7/26/07)
Return before taxes	45.76	(11.01)
Class Y (7/26/07)
Return before taxes	47.99	(10.12)
Return after taxes on distributions	45.93	(10.86)
Return after taxes on distributions and sale of fund shares	31.51	(8.78)
MSCI World Free Index (net)	29.99	(9.43)
GSMI Mutual Fund Index	24.98	(2.18)

(Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index (net) which reflects no deduction for fees and expenses.)

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Curt Custard, portfolio manager of the Fund since 2009.

•  Andreas Koester, portfolio manager of the Fund since 2009.

•  Jonathan Davies, portfolio manager of the Fund since 2009.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
17

The UBS Funds

More information about the Funds—UBS Dynamic Alpha Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

The Fund invests in securities and financial instruments to gain exposure to global equity, global fixed income and cash equivalent markets, including global currencies. The Fund may invest in equity and fixed income securities of issuers located within and outside the United States or in open-end investment companies advised by the Advisor to gain exposure to certain global equity and global fixed income markets. The Fund is a non-diversified fund.

Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. Investments in fixed income securities may include issuers in both developed (including the United States) and emerging markets.

Investments in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets. Equity investments may include securities of companies of any capitalization size.

The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to certain asset classes. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments.

In addition, the Fund attempts to generate positive returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Fund may establish net short or net long positions for individual markets, currencies and securities. The Fund also may sell securities short as part of its investment strategy.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds 5% per year on a real (i.e., inflation-adjusted) basis and net of management fees over rolling five year time horizons. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (IPO).

To the extent permitted by the 1940 Act, the Fund may borrow money from banks to purchase investments for the Fund. The Fund will adhere to the

UBS Global Asset Management
18

The UBS Funds

More information about the Funds—UBS Dynamic Alpha Fund

SEC's asset coverage requirements for all such borrowings.

Securities selection

The Fund is a multi-asset fund. The asset classes in which the Fund may invest include, but are not limited to, the following: US equities, non-US equities, emerging market equities, US fixed income, non-US fixed income, emerging market debt, high yield fixed income and cash equivalents. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. Investments also may be made in selected sectors of these asset classes.

Within the equity portion of the Fund's portfolio, the Advisor selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below (above) the estimated intrinsic or fundamental value would be considered a long (short) candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the Advisor's investment decisions with respect to the equity portion of the Fund's portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the Advisor may utilize growth-oriented strategies within its US equity asset class for a portion of the allocation; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook. The Fund's fixed income investments may reflect a broad range of investment maturities, qualities and sectors, including high yield (lower-rated) securities and convertible debt securities.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

UBS Global Asset Management
19

The UBS Funds

More information about the Funds—UBS Dynamic Alpha Fund

The Fund's risk is carefully monitored with consideration given to the risk generated by individual position, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc. ("Moody's")) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

•  Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Limited capitalization risk—The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

UBS Global Asset Management
20

The UBS Funds

More information about the Funds—UBS Dynamic Alpha Fund

•  IPOs risk—Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Asset allocation risk—The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains and losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Short sales risk—There are certain unique risks associated with the use of short sales strategies. When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs

UBS Global Asset Management
21

The UBS Funds

More information about the Funds—UBS Dynamic Alpha Fund

when demand is greater than supply for the security sold short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

•  Leverage risk—The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund will be less than if borrowing were not used. Derivatives that the Fund may use may also create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivative instruments.

•  Investing in other funds risks—The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds' expenses.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
22

The UBS Funds

More information about the Funds—UBS Global Allocation Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

The Fund invests in equity and fixed income securities of issuers located within and outside the United States. Under normal circumstances, the Fund will allocate its assets between fixed income securities and equity securities.

Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. These securities will have an initial maturity of more than one year. The Fund may invest in both investment grade and high yield (lower-rated) securities. Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to certain asset classes. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments. In addition, the Fund may invest in other open-end investment companies, exchange-traded funds and similarly structured pooled investments in order to provide exposure to equity and fixed-income markets. To the extent that the Fund invests in securities of other open-end investment companies, exchange-traded funds and similarly structured pooled investments, the Fund will bear the fees and expenses of such vehicles in addition to the fees and expenses of its own operation.

The Fund invests its assets in investments that are economically tied to a number of countries throughout the world. [TO BE PROVIDED IN RULE 485(B) FILING: As of June 30, 2010, the Fund was invested in securities of issuers from [   ] countries either directly or through its investments in other investment companies, and approximately [   ]% of its assets were invested in US markets.] Under normal market conditions, the Fund will invest significantly (at least 40-80% of its total assets—unless market conditions are not deemed favorable by the Advisor in which case the Fund would invest at least 30% of its total assets) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity linked notes. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Securities selection

The Fund is a multi-asset fund, and invests in each of the major asset classes: US fixed income, US equities, international fixed income (including emerging markets), and international equities (including emerging markets), based upon the Advisor's assessment of prevailing market conditions in the United States and abroad.

Within the equity portion of the Fund's portfolio, the Advisor generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The

UBS Global Asset Management
23

The UBS Funds

More information about the Funds—UBS Global Allocation Fund

Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists.

A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

Within the equity portion of the Fund's portfolio, the Advisor also may utilize a growth-oriented strategy when investing in US and non-US securities. In selecting growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics, including earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive security price momentum. The Advisor expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

UBS Global Asset Management
24

The UBS Funds

More information about the Funds—UBS Global Allocation Fund

•  Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Limited capitalization risk—The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Asset allocation risk—The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the

UBS Global Asset Management
25

The UBS Funds

More information about the Funds—UBS Global Allocation Fund

use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  Investing in other funds risks—The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds' expenses.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
26

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to obtain superior long-term returns on capital.

Principal investment strategies

In order to achieve the Fund's investment objective, the Advisor employs an enhancement to its global securities (allocation) strategy ("Global Securities (Allocation) Strategy"). The Advisor's Global Securities (Allocation) Strategy seeks to provide exposure to the major asset classes of the global markets and is currently utilized by other funds and products managed by the Advisor, including the UBS Global Allocation Fund, a series of the Trust, and the UBS Global Securities Relationship Fund, a series of UBS Relationship Funds (the "GSR Fund"). The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities (Allocation) Strategy typically with equity-like risk. However, when warranted by market conditions, the Advisor will attempt to limit the Fund's equity risk through active asset allocation.

The Fund principally invests directly or indirectly in equity and fixed income securities and other financial instruments to gain exposure to issuers located within and outside the United States. In connection with its Global Securities (Allocation) Strategy, under normal circumstances the Advisor will allocate the exposure of the Fund's assets between fixed income securities and equity securities. The Fund may invest directly in such securities and financial instruments and/or indirectly in such investments by investing in shares of open-end investment companies ("Underlying Funds"), including open-end investment companies advised by the Advisor. In addition, the Fund will increase its exposure to the global markets through the use of leverage. Leverage by the Fund generally will be achieved by entering into total return swap agreements with respect to the return of the GSR Fund. Alternatively, the Fund may achieve leverage by engaging in futures contracts with respect to securities or indicies.

Investments by the Fund or an Underlying Fund in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. These securities will have an initial maturity of more than one year. The Fund and certain Underlying Funds may invest in both investment grade and high yield (lower-rated) securities. Investments by the Fund or an Underlying Fund in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in equity securities of issuers in any capitalization range based on market conditions and in accordance with its investment objective.

[TO BE PROVIDED IN RULE 485(B) FILING:] As of June 30, 2010, the Fund was invested in securities of issuers from [   ] countries either directly or through its investments in other investment companies, and approximately [   ]% of its assets were invested in US markets.] Under normal market conditions, the Fund will invest significantly (at least 40-60% of its total assets—unless market conditions are not deemed favorable by the Advisor in which case the Fund would invest at least 30% of its total assets) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States.

The Fund and the Underlying Funds may, but are not required to, use derivative instruments for risk management purposes or as part of the Fund's or an Underlying Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an

UBS Global Asset Management
27

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, total return, interest rate and credit default swaps), credit-linked securities, equity participation notes and equity linked notes. The Fund or an Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund and the Underlying Funds may invest in derivatives to the extent permitted by the 1940 Act.

In particular, the Fund generally seeks to increase its exposure to the global markets through the use of leverage by investing in total return swap agreements with respect to the return of the GSR Fund. In a typical total return swap agreement, the Fund will receive the price appreciation (or depreciation) of the GSR Fund from the counterparty to the swap agreement in exchange for a payment from the Fund based on LIBOR plus a spread.

As an alternative to investing in total return swap agreements based on the return of the GSR Fund, the Fund may also leverage by borrowing from banks to the extent permitted by the 1940 Act to invest additional assets in the global markets by investing the borrowed assets in the GSR Fund. The Fund will adhere to the SEC's asset coverage requirements for all such borrowings. The Fund also may leverage by engaging in futures contracts with respect to securities or indicies.

The use of leverage by the Fund through total return swaps, futures contracts or borrowing, as described above, is permitted to range between 0% to 50% of the Fund's total assets (including amounts borrowed), but will typically range between 25% to 40% of the Fund's total assets (including amounts borrowed).

The Fund may invest all or a portion of its assets in Underlying Funds to gain exposure to various asset classes. For instance, the Fund may invest a portion of its assets in the UBS Opportunistic Loan Relationship Fund series of UBS Relationship Funds to gain exposure to the global loan market. The Fund does not pay fees in connection with its investments in the Underlying Funds, but may pay expenses associated with such investments.

In addition, the Fund may invest in other open-end investment companies, exchange-traded funds and similarly structured pooled investments in order to provide exposure to equity and fixed-income markets. To the extent that the Fund invests in securities of other open-end investment companies, exchange-traded funds and similarly structured pooled investments, the Fund will bear the fees and expenses of such vehicles in addition to the fees and expenses of its own operation.

Asset allocation and securities selection

The Advisor's Global Securities (Allocation) Strategy is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

To achieve the Fund's investment objective, under normal market conditions, the Advisor purchases securities or shares of Underlying Funds to employ the Advisor's Global Securities (Allocation) Strategy, which utilizes active asset allocation strategies across various asset classes based on the Advisor's assessment of prevailing market conditions in the US and abroad. The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities (Allocation) Strategy typically with equity-like risk. However, when warranted by market conditions, the Advisor will attempt to limit the Fund's equity risk through active asset allocation. The asset classes among which the Advisor allocates the Fund's portfolio are:

•  US equities;

•  International equities;

•  Emerging markets equities;

UBS Global Asset Management
28

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

•  US fixed income;

•  International fixed income;

•  Emerging markets fixed income; and

•  US high yield fixed income.

The Fund seeks to outperform the GSMI Mutual Fund Index, which is the benchmark for the Advisor's Global Securities (Allocation) Strategy. This index is compiled by the Advisor and is a composite of five indexes provided by independent data providers: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global and 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. The Advisor also seeks for the Fund to outperform and typically have equity-like risk similar to the MSCI World Free Index (net US), a broad-based index that represents the US and developed international equity markets in terms of capitalization and performance. However, when warranted by market conditions, the Advisor will attempt to limit the Fund's equity risk through active asset allocation.

Under the Global Securities (Allocation) Strategy, the Advisor chooses investments for the Fund and the Underlying Funds by:

•  Identifying asset classes that appear to be temporarily mispriced.

•  Analyzing the fundamental value of individual securities in order to estimate their relative value and attractiveness, and to identify securities for investment that are underpriced relative to their fundamental value.

•  Identifying and investing in currencies based on identification of discrepancies between market prices and fundamental values.

•  Identifying and investing in strategies or specific securities that serve to mitigate or manage investment risk exposures resulting from investments in other assets or asset classes.

Within the equity portion of the Fund's or an Underlying Fund's portfolio, the Advisor generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists.

A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's or an Underlying Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

Within the equity portion of the Fund's or an Underlying Fund's portfolio, the Advisor also may utilize a growth-oriented strategy when investing in US and non-US securities. In selecting growth equities, the Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics, including earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive security price momentum. The Advisor expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative

UBS Global Asset Management
29

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund's and the Underlying Funds' risks are carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

In addition to the strategies described above, the Advisor may also determine that it is appropriate or preferable, based on cost, liquidity and value-added considerations, for the Fund to invest in passively-managed investment vehicles, including, but not limited to, index funds and exchange-traded funds, in order to gain exposure to the major asset classes in which the Fund invests. Such investments by the Fund would be subject to the SEC limitations on investments in other investment company securities.

The Advisor's employment of leverage mechanisms with respect to the Fund's portfolio is based on the belief that, in conventional portfolio management, increasing a portfolio's long-term expected return entails adding riskier equity-like assets and reducing the allocation to lower-risk fixed income investments. The Advisor seeks to step beyond this framework to provide higher risk-adjusted returns than the Global Securities (Allocation) Strategy by employing leverage through investing in total return swaps based on the return of the GSR Fund, engaging in futures contracts with respect to securities or indices, or borrowing from banks to the extent permitted by the 1940 Act to purchase additional shares of the GSR Fund to increase the Fund's risk and return in an efficient manner.

The Fund and the Underlying Funds may also invest in cash or cash equivalent instruments. When market conditions warrant, the Fund or an Underlying Fund may make substantial temporary defensive investments in cash equivalents and high grade fixed income securities, which may affect its ability to pursue its investment objective. The Advisor actively manages the Fund and the Underlying Funds. As such, the Fund or an Underlying Fund may have high portfolio turnover, which may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund and the Underlying Funds are:

•  Investing in other funds risk—The Fund's investment performance is affected by the investment performance of the Underlying Funds in which the Fund may invest. Thus, the Fund's performance is affected by the allocation of its assets among the Underlying Funds and their ability to meet their investment objectives, in addition to any direct investments made by the Fund. The Advisor may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes or investment styles. In addition, through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and their expenses.

UBS Global Asset Management
30

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

•  Market risk—The risk that the market value of the Fund's or an Underlying Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund or an Underlying Fund to reinvest in obligations with lower interest rates than the original obligations.

•  Limited capitalization risk—The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Foreign investing risk— The risk that prices of the Fund's or an Underlying Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

UBS Global Asset Management
31

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

•  Asset allocation risk—The risk that the Fund may allocate assets to an asset category or an Underlying Fund that underperforms other asset categories. For example, the Fund may be overweighted in the equity asset class when the stock market is falling and the fixed income market is rising.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, total return rates, or other economic factors in using derivatives, the Fund or an Underlying Fund might have been in a better position if it had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund or Underlying Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund or an Underlying Fund to lose more than the amount it invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's or an Underlying Fund's use of derivatives may cause it to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Similarly, total return swap transactions involve greater risks than if the Fund had invested in the underlying asset directly. The total rate of return of an investment on which a total return swap agreement is based may exhibit substantial volatility and, in any given period, may be positive or negative for the specified period of the total return swap agreement. In the event the total rate of return of the underlying asset is negative for the specified period of the swap agreement, the Fund will be required to make a payment to the counterparty in addition to the periodic payment required by the swap agreement to cover the decline in value of the underlying asset. The Fund's risk of loss, therefore, is increased because the Fund could lose an amount equal to the decrease in value of the underlying asset for the specified period of time, in addition to the periodic payments required by the total return swap agreement. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap agreement.

•  Leverage risk—The Fund or an Underlying Fund may borrow money from banks to purchase investments, which is a form of leverage, or utilize certain derivatives, which may create leverage. If the Fund or an Underlying Fund borrows money to purchase securities and its investments decrease in value, the Fund's or an Underlying Fund's losses will be greater than if it did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund or an Underlying Fund will be less than if borrowing were not used. Certain

UBS Global Asset Management
32

The UBS Funds

More information about the Funds—UBS Global Frontier Fund

derivatives, including total return swaps, that the Fund or an Underlying Fund may use may also create leverage. Derivatives that involve leverage can result in losses to the Fund or an Underlying Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
33

The UBS Funds

Managing your fund account

Flexible pricing

Each Fund offers three classes of shares–Class A, Class C and Class Y. The UBS Dynamic Alpha Fund and UBS Global Allocation Fund offers Class B shares to existing shareholders of Class B shares in limited circumstances as described in the section entitled "Class B shares" on page [__]. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The Funds have adopted separate plans pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales charge waivers for Class A, Class B and Class C shares" later in this prospectus. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" later in this prospectus.

Class A shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Each Fund's Class A shares pay an annual service fee of 0.25% of average net assets. Class A shares pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the Funds are described in the following table:

Class A sales charges

	Sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.50	4.71	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

(1)  A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Automatic Cash Withdrawal Plan are not subject to this charge.

(2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc. pays to the dealer an amount based upon the following schedule: 1.00% on the first $3 million, 0.75% on the next $2 million, and 0.50% on the next $5 million.

UBS Global Asset Management
34

The UBS Funds

If you intend to purchase more than $5 million of Class A shares, you should instead purchase Class Y shares, which have lower on-going expenses.

Class B shares

The Funds have ceased offering Class B shares (with exceptions for existing shareholders for exchanges or reinvesting dividends). New or additional investments into Class B shares, including investments through an automatic investment plan, are no longer permitted. Existing shareholders of Class B shares of UBS Dynamic Alpha Fund and UBS Global Allocation Fund may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, Class B share attributes, including the associated Rule 12b-1 plan service and distribution fees, contingent deferred sales charges and conversion features, as applicable, will continue.

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

	Percentage (based on amount of investment) by which the shares' net asset value is multiplied:
If you sell shares within:	Less than $100,000	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
1st year since purchase	5%	3%	3%	2%
2nd year since purchase	4%	2%	2%	1%
3rd year since purchase	3%	2%	1%	None
4th year since purchase	2%	1%	None	None
5th year since purchase	2%	None	None	None
6th year since purchase	1%	None	None	None
7th year since purchase	None	None	None	None

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for shares of the Funds after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held

UBS Global Asset Management
35

The UBS Funds

longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

•  First, Class B shares representing reinvested dividends, and

•  Second, Class B shares that you have owned the longest.

Class C shares

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets. Class C shares of each Fund also pay an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A, Class B and Class C shares

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.  Redemptions from any registered mutual fund for which UBS Global AM (US) or any of its affiliates serves as principal underwriter if you:

•  Originally paid a front-end sales charge on the shares; and

•  Reinvest the money within 60 days of the redemption date.

The Funds' front-end sales charges will also not apply to Class A purchases by or through:

1.  Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

2.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

3.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

4.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

5.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), and their immediate family members, as allowed by the internal policies of their employer.

6.  Insurance company separate accounts.

UBS Global Asset Management
36

The UBS Funds

7.  Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

8.  Reinvestment of capital gains distributions and dividends.

9.  College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

Class A, Class B and Class C shares contingent deferred sales charge waivers—The contingent deferred sales charge will be waived for:

•  Redemptions of Class A shares by former holders of Class N shares;

•  Exchanges between funds for which UBS Global AM (US) or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

•  Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

—are limited annually to no more than 12% of the original account value;

—are made in equal monthly amounts, not to exceed 1% per month; and

—the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

•  Redemptions of shares purchased through certain retirement plans.

Sales charge reductions for Class A shares

Right of accumulation. A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B, Class C, Class P and/or Class Y shares of Family Funds1 already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B, Class C, Class P and/or Class Y shares, as well as those Class A, Class B, Class C, Class P and/or Class Y shares of your spouse and children under the age of 21 and who reside in the same household. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made, the investor or institution must provide UBS Global AM (US) with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

Shares purchased through a broker/dealer may be subject to different procedures concerning Rights of Accumulation. Please contact your investment professional for more information.

Letter of intent

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds1. Each purchase of

1. Please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the forms of a Letter of Intent.

UBS Global Asset Management
37

The UBS Funds

Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B, Class C and/or Class Y shares made not more than three months prior to the date that the investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, which must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global AM (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different procedures concerning Letters of Intent. Please contact your investment professional for more information.

Note on sales charge reductions and waivers for Class A, Class B and Class C shares

Additional information concerning sales charge reductions and waivers is available in the Funds' Statement of Additional Information ("SAI"). If you think you qualify for any of the sales charge waivers or reductions described previously, you may need to notify and/or provide documentation to UBS Global AM (US). You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to UBS Global AM (US) may include:

•  Information or records regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the Fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any information that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your investment professional or call 1-800-647 1568. If you want information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional. Also, information regarding the Funds' distribution arrangements and the applicable sales charge reductions and waivers is available on the Funds' Web Site, free of charge, at http://www.ubs.com/1/e/globalam/Americas/ globalamus/globalamusii/i_mutual_funds.html.

Class Y shares

Shareholders pay no front-end or deferred sales charges on Class Y shares. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)'s sole discretion. Only specific types of investors can purchase Class Y shares.

UBS Global Asset Management
38

The UBS Funds

The following are eligible to purchase Class Y shares:

•  Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

•  Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

•  Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

•  Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

•  Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

•  Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program;

•  College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

•  Other investors as approved by the Funds' Board of Trustees;

•  Shareholders who invest a minimum initial amount of $5 million in a Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums;

•  Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

•  Employees of UBS Global AM (Americas) and UBS Global AM (US), as long as the employee establishes an account in his or her name directly at the Funds' transfer agent and purchases a minimum initial amount of $50,000; and

•  Members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Funds' transfer agent.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

•  Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM (US));

•  Buying shares through the transfer agent as described later in this prospectus; or

•  Opening an account by exchanging shares from another Family Fund.

Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a processing fee to confirm a purchase. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds and UBS Global AM (US) reserve the right to reject a purchase order or suspend the offering of shares.

UBS Global Asset Management
39

The UBS Funds

Through financial institutions/professionals

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

Additional compensation to affiliated dealer

UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

•  0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.; and

•  a monthly retention fee at a blended annual rate that consists of 0.10% of the value of the equity portion of a Fund's portfolio and 0.075% of the value of the fixed income portion of a Fund's portfolio that are held in a UBS Financial Services Inc. account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources. These payments are often referred to as "revenue sharing."

Additional compensation to financial institution(s)

UBS Global AM (US) or the Advisor may pay compensation, out of the Advisor's profits and not as an additional charge to a Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. These payments are often referred to as "revenue sharing." Revenue sharing payments are paid in addition to any distribution or servicing fees payable under a 12b-1 or service plan of a Fund, any record keeping or sub-transfer agency fees payable by a Fund, or other fees described in the fee tables or elsewhere in the prospectus or SAI. Revenue sharing payments are paid from the Advisor's own resources and not as an additional charge to a Fund.

The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of the revenue share may be different for different financial institutions. For specific information about revenue sharing arrangements for a particular financial institution please see the SAI.

In some circumstances, revenue sharing payments may create an incentive for a financial institution, its employees or associated persons to recommend or sell shares of the Fund to you. You should consult with your financial advisor and review carefully any disclosure by the financial institution as to compensation received.

Minimum investments:

Class A, Class B and Class C shares:

To open an account	$1,000
To add to an account	$100

The Funds may waive or reduce these amounts for:

•  Employees of UBS Global AM (US) or its affiliates; or

UBS Global Asset Management
40

The UBS Funds

•  Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

Market timers. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations—also known as "market timing." Market timing may cause a Fund to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. Market timing also may materially increase a Fund's transaction costs, administrative costs or taxes. These factors may hurt a Fund's performance and its shareholders.

In addition, the nature of a Fund's portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the Fund's portfolio holdings and the reflection of that change in the Fund's net asset value (often called "arbitrage market timing"). Such a delay may occur if a Fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the Fund calculates its net asset value. In such circumstances, the available market prices for such non-US securities may not accurately reflect the latest indications of value at the time the Fund calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices. One of the objectives of the Funds' fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. A Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM (Americas), as the Funds' Advisor and Administrator, determines to be a market timer. UBS Global AM (Americas) maintains market timing prevention procedures under which it reviews daily reports from the Funds' transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM (Americas) will consider the potential harm of the trading or exchange activity to a Fund or its shareholders. If UBS Global AM (Americas) determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Funds. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be temporarily barred from making additional investments into a Fund pending a definitive determination. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM (Americas) may prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.

Shares of the Funds may be held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Funds for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM (Americas) reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM (Americas) detects an unusual pattern of trading activity, UBS Global AM (Americas) will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary provide underlying account detail. If UBS Global AM (Americas) identifies market timing activity, it will instruct the Financial Intermediary to

UBS Global Asset Management
41

The UBS Funds

block the customer or participant from further purchases of Fund shares. In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM (Americas) will require the Financial Intermediary to block the particular plan from further purchases of Fund shares. UBS Global AM (Americas) also will periodically request underlying account detail for omnibus accounts for review and analysis.

While the Funds will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Funds' efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial Intermediary's frequent trading policies and procedures sufficiently protect Fund shareholders, the Funds and UBS Global AM (Americas) may rely on the Financial Intermediary's frequent trading policies and procedures with respect to transactions by shareholders investing through the Financial Intermediary rather than applying the Funds' market timing prevention procedures. The determination to rely on a Financial Intermediary's frequent trading policies and procedures will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM (Americas). The Chief Compliance Officer of UBS Global AM (Americas) will determine whether the policies and procedures sufficiently protect Fund shareholders. The types of Financial Intermediaries that may have frequent trading policies and procedures on which the Funds and UBS Global AM (Americas) may rely may include broker-dealers, advisors, clearing firms, bank trust departments, retirement plan administrators, other record keepers and certain wrap fee program/platforms. In such cases, a Financial Intermediary through which a shareholder may own Fund shares may impose frequent trading restrictions that differ from those of the Funds. If you have purchased shares through a Financial Intermediary as described above, you should contact your Financial Intermediary to determine the frequent trading restrictions that apply to your account.

Certain types of transactions will also be exempt from the market timing prevention procedures. These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan, redemptions by wrap fee accounts that have an automatic rebalancing feature and that have been identified to the Funds' principal underwriter and transfer agent, certain non-participant directed transactions in retirement plans, and purchases and redemptions by UBS funds of funds.

Selling shares

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment. If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Funds' transfer agent, you may sell them as explained later in this prospectus.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

UBS Global Asset Management
42

The UBS Funds

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such redemptions. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM (Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Redemption fee

If you sell or exchange any class of shares of a Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable Fund, not to the Advisor or UBS Global AM (US). The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. The redemption fee will not apply to shares of the Funds that:

•  are held in certain omnibus accounts of certain Financial Intermediaries, such as broker-dealers or qualified retirement plans including 401 (k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the IRC, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However, account holders whose investments in a Fund are held in omnibus accounts through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the Funds' transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

•  are sold or exchanged under automatic withdrawal plans;

•  are held by investors in certain asset allocation programs that offer automatic rebalancing or wrap-fee or similar fee-based programs and that have been identified to the Funds' principal underwriter and transfer agent, except to the extent that transactions in those programs are shareholder initiated;

•  are sold due to death or disability of the shareholder; or

•  UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares

You may exchange Class A, Class B or Class C shares of a Fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares, but shareholders may be subject to a redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

UBS Global Asset Management
43

The UBS Funds

You may exchange shares of one Fund for shares of another Family Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

Transfer agent

If you wish to invest in these Funds or any other of the Family Funds through the Funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

•  Your name and address;

•  Your account number;

•  The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

•  The dollar amount or number of shares you want to sell and/or exchange; and

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

BNY Mellon Investment Servicing (US) Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI 02940

You do not have to complete an application when you make additional investments in the same Fund.

Transfer of account limitations

If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your Fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the Fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. Please contact your broker or financial advisor, for information on how to transfer your shares to the Fund's transfer agent. If you transfer your shares to the Fund's transfer agent, the Fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon Investment Servicing (US) Inc.

Should you decide to sell your shares of the Fund in lieu of transfer, you will pay a redemption fee or a CDSC if those fees are applicable. Should you have any questions regarding the portability of your Fund shares, please contact your broker or financial advisor.

Pricing and valuation

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE

UBS Global Asset Management
44

The UBS Funds

(generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges and redemption fees) that is next calculated after the Fund (or an Authorized Dealer or Sub-designee) receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other investments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities or investments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or investments. If a market value is not readily available from an independent pricing source for a particular security or investment, that security or investment is valued at a fair value determined by or under the direction of the Trust's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities and other investments which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The Trust's Board of Trustees has delegated to the UBS Global AM (Americas)' Global Valuation Committee the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. The types of securities and other investments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or investments whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities or investments that are restricted as to transfer or resale. The need to fair value the Funds' portfolio securities and other investments may also result from low trading volume in foreign markets or thinly traded domestic securities or investments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security's or investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or investments; and the evaluation of forces which influence the market in which the securities or investments are purchased and sold.

Each Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other investments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other investments also may be valued based upon appraisals derived from information concerning the security or investment or similar securities or investments received

UBS Global Asset Management
45

The UBS Funds

from recognized dealers in those holdings. If a Fund concludes that a market quotation is not readily available for a portfolio security or investment for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events. This policy is intended to assure that each Fund's net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value," that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM (Americas), the investment advisor of the Funds.

Valuing securities and other investments at fair value involves greater reliance on judgment than valuing securities and other investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security or investment if it were to sell the security or investment at approximately the time at which the Fund determines its net asset value per share. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain Funds may invest in securities or investments that trade primarily in foreign markets that trade on weekends or other days on which the Funds do not calculate their net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Fund's Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

A Fund's portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value at the time the Fund's shares are priced. Each investment company calculates its net asset value based on the current market value for its portfolio holdings. Each investment company values securities and other investments in a manner as described in that investment company's prospectus.

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)" or the "Advisor"), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC. UBS Global AM (Americas) serves as the investment advisor to the Funds by managing the

UBS Global Asset Management
46

The UBS Funds

investment of assets of each Fund. As of June 30, 2010, the Advisor had approximately $142 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $528 billion in assets under management as of June 30, 2010. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement between the Trust and the Advisor on behalf of each Fund is available in the Funds' most-recent annual report to shareholders for the period ended June 30.

Portfolio management

The Advisor's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Information is provided below for the portfolio managers of the Funds that are primarily responsible for coordinating the day-to-day management of the Funds.

Curt Custard, Andreas Koester and Jonathan Davies are the lead portfolio managers for the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and the UBS Global Frontier Fund. Phillip Torres is also a lead portfolio manager for the UBS Dynamic Alpha Fund. Messrs. Custard, Koester, Davies and Torres have access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Funds invest. Mr. Custard and Mr. Koester, as senior portfolio managers for the Funds, have responsibility for allocating each portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team, reviewing the overall composition of each portfolio to ensure its compliance with its stated investment objectives and strategies and, with respect to the UBS Global Frontier Fund, determining the amount of leverage to use in the portfolio. Mr. Davies, as senior portfolio manager for the Funds, has responsibility for setting the currency strategies and making all currency decisions for the Funds, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of each portfolio to ensure its compliance with its stated investment objectives and strategies. Mr. Torres, as senior portfolio manager for the Fund, has responsibility for contributing to the equity and bond market positioning of the Fund, generation and analysis of new trade ideas, and portfolio construction. Information about Messrs. Custard, Koester, Davies and Torres is provided below.

Curt Custard is a Group Managing Director and has been Head of Global Investment Solutions at UBS Global Asset Management since March 2008. Mr. Custard is also a member of the UBS Global Asset Management Executive Committee. Prior to joining UBS Global Asset Management, Mr. Custard was Global Head of Multi-Asset Solutions at Schroders since 2004. Prior to this, Mr. Custard was Chief Investment Officer of the Multi-Asset and Balanced Business of Allianz Global Investors in London since 2000. Mr. Custard has been a portfolio manager of the UBS Dynamic Alpha Fund since 2008 and the UBS Global Allocation Fund and UBS Global Frontier Fund since April 2009.

Andreas Koester is a Managing Director and is Head of Asset Allocation & Currency in the Global Investment Solutions team. Mr. Koester has been at UBS Global Asset Management since March 2009. Prior to joining UBS Global Asset Management, Mr. Koester worked at Schroders since 2005, where he was Head of US & European Multi-Asset Solutions and was also a member of their global asset allocation and alternative investment committees. Prior to joining Schroders, Mr. Koester worked for AXA Investment Managers since 2001 in various portfolio management and asset allocation roles. Mr. Koester has been a portfolio manager of the Funds since 2009.

Jonathan Davies is an Executive Director and is a member of the Global Investment Solutions team, based in London. Mr. Davies has been at UBS Global Asset Management since March 2002. Prior to joining UBS Global Asset Management, Mr. Davies held positions at the Institute for Fiscal Studies and the Financial Services Authority. Mr. Davies has been a portfolio manager of the Funds since 2009.

UBS Global Asset Management
47

The UBS Funds

Phillip Torres is Executive Director and is Head of Absolute Return Oriented Strategies in the Asset Allocation & Currency team with the Global Investment Solutions team. Mr. Torres has been at UBS Global Asset Management since 2010. Prior to joining UBS Global Asset Management, Mr. Torres was a portfolio manager at ForSix Asset Management (2009-2010) and Vara Capital Management (2005-2009). Mr. Torres has been a portfolio manager of the UBS Dynamic Alpha Fund since July 1, 2010.

The Funds' SAI provides information about the Funds' portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Advisory fees

The effective investment advisory fees (expressed as a monthly fee at an annual rate multiplied by the average daily net assets of the Fund) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund, are presented in the following tables as of the one month ended June 30, 2010. For purposes of calculating such fee for UBS Global Frontier Fund, the Fund's average daily net assets will be deemed to be the average daily value of the Fund's total assets minus the sum of the Fund's liabilities (which liabilities exclude the aggregate amount of any borrowing). During the fiscal year ended June 30, 2010 the Funds paid the Advisor investment advisory fees as set forth in each respective Fund's expenses and fee table in the line item "Management fees."

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the ordinary operating expenses of the Funds (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses with respect to all of the Funds and excluding securities loan fees and dividend expenses for securities sold short with respect to the UBS Dynamic Alpha Fund and UBS Global Frontier Fund) do not exceed the amounts listed in the footnotes to the Expense Tables. The contractual fee waiver and/or expense reimbursement agreement will remain in place for the period ending October 27, 2011. Thereafter, the expense limit for each Fund will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

[TO BE UPDATED IN THE 485(B) FILING]
	Effective advisory fee as of June 30,	Advisory fee breakpoint schedule
Fund	2010	Assets under management	Fee
UBS Dynamic Alpha Fund	0.84%	$0 - $500 million	0.850%
		On the next $500 million – $1 billion	0.800%
		On the next $1 billion – $1.5 billion	0.750%
		On the next $1.5 billion – $2 billion	0.725%
		On the next $2 billion – $4 billion	0.700%
		Above $4 billion	0.680%

UBS Global Asset Management
48

The UBS Funds

	Effective advisory fee as of June 30,	Advisory fee breakpoint schedule
Fund	2010	Assets under management	Fee
UBS Global Allocation Fund	0.74%	$0 - $500 million	0.800%
		On the next $500 million – $1 billion	0.750%
		On the next $1 billion – $1.5 billion	0.700%
		On the next $1.5 billion – $2 billion	0.675%
		On the next $2 billion – $3 billion	0.650%
		On the next $3 billion – $6 billion	0.630%
		Above $6 billion	0.610%
UBS Global Frontier Fund	0.95%	N/A	0.95%

Administrator

UBS Global AM (Americas) is also the administrator of the Funds. Each Fund pays UBS Global AM (Americas) an annual contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of portfolio holdings

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web Site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. The semiannual and annual reports for each Fund will be posted on the Funds' Web Site at http://www.ubs.com/globalam. Please consult the Funds' SAI for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

Dividends and taxes

[TO BE UPDATED IN RULE 485(B) FILING:]

Dividends and distributions

Income dividends are normally declared, and paid, by each Fund annually. Net realized capital gains, if any, are declared and distributed at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distributions will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Clients who own Fund shares through certain wrap fee programs may not have the option

UBS Global Asset Management
49

The UBS Funds

of electing to receive dividends in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as "buying a dividend."

Taxes

Each Fund intends to qualify each year as a regulated investment company under the IRC. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every year in accordance with IRS guidelines, you will receive a statement that shows the tax status of distributions you received for the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

If you are a taxable investor, when you sell or redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to such shares.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments and elects to do so, any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit.

Taxable ordinary distributions to non-US investors may be subject to US withholding tax at a 30% or lower treaty rate. An exemption from US withholding is provided for capital gain dividends paid by a Fund from long-term capital gains. Additionally, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), exemptions from US withholding tax are also provided for interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, distributions from the Funds to non-US investors from qualified net interest income from US sources and short-term capital gains are expected to be subject to US withholding tax because certain detailed information necessary for an exemption that might otherwise apply is not maintained by the Fund or expected to be available.

UBS Global Asset Management
50

The UBS Funds

Non-US investors are subject to back-up withholding at a rate of 28% on distributions and redemption proceeds paid to a shareholder who fails to certify that they are not a US person. Non-US investors also may be subject to US estate tax and are subject to special US tax certification requirements.

This discussion of "Dividends and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

UBS Global Asset Management
51

The UBS Funds

Supplemental investment advisor performance information

Because the Advisor has managed other advisory accounts and, with respect to the UBS Global Frontier Fund, an offshore private investment pool, for many years in a substantially similar manner to the way in which the Advisor manages certain Funds, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The tables on the following pages provide performance information for composites of all applicable advisory accounts and, with respect to the UBS Global Frontier Fund, an offshore private investment pool, ("Account Composite Performance") managed by the Advisor with substantially similar investment objectives, policies and investment strategies as the applicable Funds. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 5.50%. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is also provided for each composite. With respect to the UBS Global Frontier Fund, the Advisor does not currently, nor has it in the past, managed any other accounts other than the offshore private investment pool included in its Account Composite Performance, that have substantially similar investment objectives, policies and investment strategies as the Fund.

Please note that the Account Composite Performance is not the Funds' own historical performance. The Account Composite Performance should not be considered a substitute for the Funds' performance, and the Account Composite Performance is not necessarily an indication of the Funds' future performance. The accounts and, with respect to the UBS Global Frontier Fund, an offshore private investment pool, included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts and, with respect to the UBS Global Frontier Fund, an offshore private investment pool.

The Account Composite Performance may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines. Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Interest income from fixed income securities is accrued, and equity dividends are accrued as of the ex-dividend date. Investment transactions are accounted for on a trade date basis. Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Advisor. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Advisor. Terminated accounts are included through the last full month in which they were fully invested, and no alterations of composites have occurred due to changes in personnel.

UBS Global Asset Management
52

The UBS Funds

Supplemental performance information for the advisor of UBS Dynamic Alpha Fund

Composite performance: Dynamic Alpha Composite ("DAC")
December 1, 2003 through December 31, 2009

Composite performance: Dynamic Alpha Composite ("DAC")
For periods ended December 31, 2009

Year	DAC: net return after expenses and sales charge (%)(1)	DAC: net return after expenses (%)(2)	DAC: gross return before expenses and sales charge (%)	BofA Merrill US Treasury 1-5 Year Index (%)(3)	MSCI World Free Index (net) (%)(4)	US Consumer Price Index (CPI) (%)(5)
1 year	16.79%	23.58%	25.20%	0.23%	29.99%	2.72%
5 years	0.45%	1.59%	2.85%	4.41%	2.01%	2.56%
Since inception	2.36%	3.32%	4.61%	3.95%	5.01%	2.62%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The BofA Merrill Lynch US Treasury 1-5 Year Index is an unmanaged index designed to track US Treasury securities with maturities between 1 and 5 years. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the index consisted of 24 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

(5)  The US Consumer Price Index (CPI) produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services. The Index is calculated by the Bureau of Labor Statistics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
53

The UBS Funds

Supplemental performance information for the advisor of UBS Dynamic Alpha Fund

Composite performance: Dynamic Alpha Composite ("DAC")
December 1, 2003 through December 31, 2009

Year		DAC: net return after expenses and sales charge (%)(1)	DAC: net return after expenses (%)(2)	DAC: gross return before expenses and sales charge (%)	BofA Merrill US Treasury 1-5 Year Index (%)(3)	MSCI World Free Index (net) (%)(4)	US Consumer Price Index (CPI) (%)(5)
2003	(6)	(3.29)%	2.90%	3.01%	0.70%	6.27%	(0.11)%
2004		3.52%	9.54%	10.98%	1.32%	14.72%	3.26%
2005		2.26%	8.20%	9.56%	1.39%	9.49%	3.42%
2006		1.33%	7.22%	8.48%	3.81%	20.07%	2.54%
2007		(9.08)%	(3.79)%	(2.64)%	8.16%	9.04%	4.08%
2008		(25.87)%	(21.56)%	(20.57)%	8.73%	(40.71)%	0.09%
2009		16.79%	23.58%	25.20%	0.23%	29.99%	2.72%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The BofA Merrill Lynch US Treasury 1-5 Year Index is an unmanaged index designed to track US Treasury securities with maturities between 1 and 5 years. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the index consisted of 24 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

(5)  The US Consumer Price Index (CPI) produces monthly data on changes in the prices paid by urban consumers for a representative basket of goods and services. The Index is calculated by the Bureau of Labor Statistics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(6)  Performance is presented for December 1, 2003 through December 31, 2003.

UBS Global Asset Management
54

The UBS Funds

Supplemental performance information for the advisor of UBS Global Allocation Fund

Composite performance: Global Securities Composite ("GSC")(7)
January 1, 1985 through December 31, 2009

Composite performance: Global Securities Composite ("GSC")(7)
For periods ended December 31, 2009

Year	GSC: net return after expenses and sales charge (%)(1)	GSC: net return after expenses (%)(2)	GSC: gross return before expenses and sales charge (%)	Russell 3000 Index (%)(3)	MSCI World Free Index (net) (%)(4)	Citigroup WGBI (%)(5)	GSMI Mutual Fund Index (%)(6)
1 year	26.19%	33.54%	35.12%	28.34%	29.99%	2.55%	24.98%
5 years	0.54%	1.68%	2.85%	0.77%	2.01%	4.51%	4.01%
10 years	4.47%	5.06%	6.36%	(0.20)%	(0.24)%	6.63%	3.28%
Since inception	9.01%	9.26%	10.67%	10.44%	9.46%	9.13%	10.10%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 3000 Index is designed to measure the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the index consisted of 24 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

UBS Global Asset Management
55

The UBS Funds

(5)  The Citigroup World Government Bond Index is an unmanaged broad-based, market capitalization-weighted index composed of straight (i.e., not floating rate or index-linked) government bonds with a one-year minimum maturity. The index is designed to track the government bond markets of 22 developed countries. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(6)  The GSMI Mutual Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. On December 1, 2003, the 40% Russell 3000 Index replaced the 40% Wilshire 5000 Index, and on June 1, 2005, the 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index replaced the 3% BofA Merrill Lynch US High Yield Cash Pay Index. On April 30, 2009, the 65% MSCI All Country World Index replaced the 40% Russell 3000 Index, 22% MSCI World ex USA Index and 3% MSCI Emerging Markets Index (net); the 15% Citigroup World Government Bond ex US Index and 15% Citigroup US Government Bond Index replaced the 9% Citigroup World Government Bond ex US Index and the 21% Citigroup Broad Investment Grade Index. Investors should note that indices do not reflect the deduction of fees and expenses.

(7)  Although the Advisor has managed this asset class since 1982, performance information for the period prior to December 31, 1984 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

UBS Global Asset Management
56

The UBS Funds

Supplemental performance information for the advisor of UBS Global Allocation Fund

Composite performance: Global Securities Composite ("GSC")(7)
January 1, 1985 through December 31, 2009

Year	GSC: net return after expenses and sales charge (%)(1)	GSC: net return after expenses (%)(2)	GSC: gross return before expenses and sales charge (%)	Russell 3000 Index (%)(3)	MSCI World Free Index (net) (%)(4)	Citigroup WGBI (%)(5)	GSMI Mutual Fund Index (%)(6)
1985	17.60%	24.45%	26.10%	32.16%	40.56%	32.29%	32.91%
1986	11.59%	18.09%	19.66%	16.71%	41.89%	26.47%	24.78%
1987	6.37%	12.55%	14.06%	1.94%	16.16%	18.39%	9.92%
1988	8.01%	14.30%	15.82%	17.82%	23.20%	4.37%	15.96%
1989	11.16%	17.63%	19.20%	29.32%	16.59%	4.34%	19.36%
1990	(2.17)%	3.53%	4.92%	(5.06)%	(17.02)%	11.97%	(3.56)%
1991	14.78%	21.46%	23.07%	33.66%	18.40%	15.82%	23.97%
1992	1.69%	7.61%	9.05%	9.68%	(5.21)%	5.53%	4.47%
1993	4.48%	10.56%	12.04%	10.87%	22.57%	13.28%	14.46%
1994	(7.47)%	(2.09)%	(0.76)%	0.18%	5.06%	2.33%	1.42%
1995	17.54%	24.38%	26.03%	36.81%	20.75%	19.04%	25.41%
1996	7.48%	13.73%	15.25%	21.81%	13.52%	3.63%	12.53%
1997	4.28%	10.35%	11.83%	31.78%	15.62%	0.24%	14.30%
1998	2.36%	8.32%	9.78%	24.14%	24.37%	15.29%	16.45%
1999	(4.25)%	1.32%	2.69%	20.90%	24.84%	(4.26)%	16.85%
2000	(0.58)%	5.20%	6.62%	(7.46)%	(13.18)%	1.59%	(6.11)%
2001	(3.62)%	1.99%	3.37%	(11.46)%	(16.82)%	(0.99)%	(7.50)%
2002	(8.92)%	(3.62)%	(2.31)%	(21.54)%	(19.89)%	19.49%	(8.27)%
2003	21.17%	28.22%	29.87%	31.06%	33.11%	14.91%	26.53%
2004	7.44%	13.70%	15.09%	11.95%	14.72%	10.35%	12.60%
2005	0.29%	6.12%	7.36%	6.13%	9.49%	(6.88)%	6.58%
2006	7.48%	13.74%	15.02%	15.72%	20.07%	6.12%	14.84%
2007	(1.07)%	4.69%	5.85%	5.14%	9.04%	10.95%	8.78%
2008	(39.13)%	(35.59)%	(34.83)%	(37.31)%	(40.71)%	10.89%	(26.87)%
2009	26.19%	33.54%	35.12%	28.34%	29.99%	2.55%	24.98%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 3000 Index is designed to measure the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the index consisted of 24 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

(5)  The Citigroup World Government Bond Index is an unmanaged broad-based, market capitalization-weighted index composed of straight (i.e., not floating rate or index-linked) government bonds with a one-year minimum maturity. The index is designed to track the government bond markets of 22 developed countries. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
57

The UBS Funds

(6)  The GSMI Mutual Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. On December 1, 2003, the 40% Russell 3000 Index replaced the 40% Wilshire 5000 Index, and on June 1, 2005, the 3% BofA Merrill Lynch US High Yield Cash Pay Constrained Index replaced the 3% BofA Merrill Lynch US High Yield Cash Pay Index. On April 30, 2009, the 65% MSCI All Country World Index replaced the 40% Russell 3000 Index, 22% MSCI World ex USA Index and 3% MSCI Emerging Markets Index (net); the 15% Citigroup World Government Bond ex US Index and 15% Citigroup US Government Bond Index replaced the 9% Citigroup World Government Bond ex US Index and the 21% Citigroup Broad Investment Grade Index. Investors should note that indices do not reflect the deduction of fees and expenses.

(7)  Although the Advisor has managed this asset class since 1982, performance information for the period prior to December 31, 1984 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

UBS Global Asset Management
58

The UBS Funds

Supplemental performance information for the advisor of UBS Global Frontier Fund

[TO BE UPDATED IN RULE 485(B) FILING:]

Composite performance: Global Frontier Composite ("GFC")
March 31, 1999 through December 31, 2009

Composite performance: Global Frontier Composite ("GFC")
For periods ended December 31, 2009

Year	GFC: net return after expenses and sales charge (%)(1)	GFC: net return after expenses (%)(2)	GFC: gross return before expenses and sales charge (%)	MSCI World Free Index (net) (%)(3)	GSMI Mutual Fund Index (%)(4)
1 year	[____]%	[____]%	[____]%	[____]%	[____]%
5 years	[____]%	[____]%	[____]%	[____]%	[____]%
Since inception	[____]%	[____]%	[____]%	[____]%	[____]%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  [TO BE UPDATED IN RULE 485(B) FILING: The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of December 2009, the index consisted of [23] developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors should note that indices do not reflect the deduction of fees and expenses.]

(4)  The GSMI Mutual Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), and 3% Merrill Lynch US High Yield Cash Pay Constrained Index. On December 1, 2003, the 40% Russell 3000 Index replaced the 40% Wilshire 5000 Index, and on June 1, 2005, the 3% Merrill Lynch US High Yield Cash Pay Constrained Index replaced the 3% Merrill Lynch US High Yield Cash Pay Index. On April 30, 2009, the 65% MSCI All Country World Index replaced the 40% Russell 3000 Index, 22% MSCI World ex USA Index and 3% MSCI Emerging Markets Index (net); the 15% Citigroup World Government Bond ex US Index and 15% Citigroup US Government Bond Index replaced the 9% Citigroup World Government Bond ex US Index and the 21% Citigroup Broad Investment Grade Index. Investors should note that indices do not reflect the deduction of fees and expenses.

UBS Global Asset Management
59

The UBS Funds

Supplemental performance information for the advisor of UBS Global Frontier Fund

[TO BE UPDATED IN RULE 485(B) FILING:]

Composite performance: Global Frontier Composite ("GFC")
March 31, 1999 through December 31, 2009

Year	GFC: net return after expenses and sales charge (%)(1)	GFC: net return after expenses (%)(2)	GFC: gross return before expenses and sales charge (%)	MSCI World Free Index (net) (%)(3)	GSMI Mutual Fund Index (%)(4)
1999(5)	(3.86)%	1.74%	2.80%	20.57%	14.76%
2000	0.61%	6.47%	7.95%	(13.18)%	(6.11)%
2001	(3.39)%	2.23%	3.66%	(16.82)%	(7.50)%
2002	(10.89)%	(5.70)%	(4.37)%	(19.89)%	(8.27)%
2003	30.62%	38.22%	40.11%	33.11%	26.53%
2004	12.00%	18.52%	20.16%	14.72%	12.60%
2005	1.52%	7.43%	8.93%	9.49%	6.58%
2006	9.21%	15.56%	17.16%	20.07%	14.84%
2007	(1.12)%	4.64%	6.10%	9.04%	8.78%
2008	(59.05)%	(56.67)%	(56.01)%	(40.71)%	(26.87)%
2009	[____]%	[____]%	[____]%	[____]%	[____]%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  [TO BE UPDATED IN RULE 485(B) FILING: The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of December 2009, the index consisted of [23] developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. Investors should note that indices do not reflect the deduction of fees and expenses.]

(4)  The GSMI Mutual Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: 65% MSCI All Country World Index, 15% Citigroup World Government Bond ex US Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global), and 3% Merrill Lynch US High Yield Cash Pay Constrained Index. On December 1, 2003, the 40% Russell 3000 Index replaced the 40% Wilshire 5000 Index, and on June 1, 2005, the 3% Merrill Lynch US High Yield Cash Pay Constrained Index replaced the 3% Merrill Lynch US High Yield Cash Pay Index. On April 30, 2009, the 65% MSCI All Country World Index replaced the 40% Russell 3000 Index, 22% MSCI World ex USA Index and 3% MSCI Emerging Markets Index (net); the 15% Citigroup World Government Bond ex US Index and 15% Citigroup US Government Bond Index replaced the 9% Citigroup World Government Bond ex US Index and the 21% Citigroup Broad Investment Grade Index. Investors should note that indices do not reflect the deduction of fees and expenses.

(5)  Performance is presented for April 1, 1999 through December 31, 1999.

UBS Global Asset Management
60

The UBS Funds

Financial highlights

[TO BE UPDATED IN RULE 485(B) FILING:]

Fiscal years ended June 30

The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

The selected financial information in the following tables has been derived from the financial statements audited by the Funds' independent registered public accounting firm, Ernst & Young, LLP, whose unqualified report thereon (the "Report") appears in the Funds' Annual Report to Shareholders dated June 30, 2010 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Funds' financial statements for the fiscal year ended June 30, 2010 and the Report are incorporated by reference into the SAI.

UBS Global Asset Management
61

UBS Dynamic Alpha Fund—Financial highlights

[TO BE UPDATED IN THE 485(B) FILING]

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year ended June 30,
	2010	2009		2008	2007	2006
Net asset value, beginning of period	$[______]	$9.89		$11.42	$11.04	$10.22
Income (loss) from investment operations:
Net investment income (loss)(1)	[______]	0.14		0.04	0.01	(0.09)
Net realized and unrealized gain (loss) from investment activities	[______]	(1.84)		(0.56)	0.37	1.01
Net increase from payment by Advisor	[______]	0.00	(3)	—	—	0.00	(3)
Total income (loss) from investment operations	[______]	(1.70)		(0.52)	0.38	0.92
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	—		(0.01)	0.00 (3)	(0.10)
From net realized gains	[______]	(2.74)		(1.00)	—	—
Total dividends/distributions	[______]	(2.74)		(1.01)	0.00 (3)	(0.10)
Net asset value, end of period	$[______]	$5.45		$9.89	$11.42	$11.04
Total investment return(2)	[______]%	(14.31	)%(6)	(4.95)%	3.44%	9.02	%(4)
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[______]	$398,321		$1,178,342	$2,168,596	$1,777,329
Ratio of expenses to average net assets	[______]%	1.54	%(7)	1.20%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	[______]%	1.99%		0.35%	0.06%	(0.80)%
Portfolio turnover	[______]%	139%		39%	28%	38%
	Class B
	Year ended June 30,
	2010	2009		2008	2007	2006
Net asset value, beginning of period	$[______]	$9.68		$11.26	$10.98	$10.19
Income (loss) from investment operations:
Net investment income (loss)(1)	[______]	0.08		(0.04)	(0.09)	(0.17)
Net realized and unrealized gain (loss) from investment activities	[______]	(1.82)		(0.54)	0.37	1.00
Net increase from payment by Advisor	[______]	0.00	(3)	—	—	0.00	(3)
Total income (loss) from investment operations	[______]	(1.74)		(0.58)	0.28	0.83
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	—		—	—	(0.04)
From net realized gains	[______]	(2.74)		(1.00)	—	—
Total dividends/distributions	[______]	(2.74)		(1.00)	—	(0.04)
Net asset value, end of period	$[______]	$5.20		$9.68	$11.26	$10.98
Total investment return(2)	[______]%	(14.98	)%(6)	(5.62)%	2.64%	8.09	%(4)
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[______]	$6,733		$14,905	$25,790	$30,051
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[______]%	2.39	%(7)	1.99%	1.95%	1.98%
After expense reimbursement/recoupment	[______]%	2.36	%(7)	1.99%	1.95%	1.99	%(5)
Ratio of net investment income (loss) to average net assets	[______]%	1.23%		(0.42)%	(0.78)%	(1.59)%
Portfolio turnover	[______]%	139%		39%	28%	38%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  Amount represents less than $0.005 per share.

(4)  During the fiscal year ended June 30, 2006, the Fund's total investment return included a reimbursement by the Investment Advisor for amounts relating to a trading error that had an impact on the total return of less than 0.005%.

(5)  The Investment Manager recouped expenses previously reimbursed by the investment manager on behalf of the Fund, not to exceed the expense cap.

(6)  During the fiscal year ended June 30, 2009, the Fund's total investment return included a reimbursement by the Investment Advisor for amounts relating to a trading error that had an impact on total return of less then 0.005%

(7)  Ratios have been restated to reflect interest and dividend expense for securities sold short. This restatement had no impact on the Fund's previously reported net assets, net investment income, net asset value, total return or ratio of net investment income to average net assets.

UBS Global Asset Management
62

	Class C
	Year ended June 30,
	2010	2009		2008	2007	2006
Net asset value, beginning of period	$[______]	$9.68		$11.26	$10.97	$10.19
Income (loss) from investment operations:
Net investment income (loss)(1)	[______]	0.08		(0.04)	(0.08)	(0.17)
Net realized and unrealized gain (loss) from investment activities	[______]	(1.81)		(0.54)	0.37	1.00
Net increase from payment by Advisor	[______]	0.00	(3)	—	—	0.00	(3)
Total income (loss) from investment operations	[______]	(1.73)		(0.58)	0.29	0.83
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	—		—	—	(0.05)
From net realized gains	[______]	(2.74)		(1.00)	—	—
Total dividends/distributions	[______]	(2.74)		(1.00)	—	(0.05)
Net asset value, end of period	$[______]	$5.21		$9.68	$11.26	$10.97
Total investment return(2)	[______]%	(14.98	)%(6)	(5.62)%	2.64%	8.15	%(4)
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[______]	$131,745		$317,450	$579,916	$520,754
Ratio of expenses to average net assets	[______]%	2.32	%(7)	1.97%	1.93%	1.97%
Ratio of net investment income (loss) to average net assets	[______]%	1.24%		(0.41)%	(0.72)%	(1.57)%
Portfolio turnover	[______]%	139%		39%	28%	38%
	Class Y
	Year ended June 30,
	2010	2009		2008	2007	2006
Net asset value, beginning of period	$[______]	$9.96		$11.48	$11.07	$10.23
Income (loss) from investment operations:
Net investment income (loss)(1)	[______]	0.17		0.08	0.05	(0.06)
Net realized and unrealized gain (loss) from investment activities	[______]	(1.85)		(0.56)	0.36	1.02
Net increase from payment by Advisor	[______]	0.00	(3)	—	—	0.00	(3)
Total income (loss) from investment operations	[______]	(1.68)		(0.48)	0.41	0.96
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	—		(0.04)	0.00 (3)	(0.12)
From net realized gains	[______]	(2.74)		(1.00)	—	—
Total dividends/distributions	[______]	(2.74)		(1.04)	0.00 (3)	(0.12)
Net asset value, end of period	$[______]	$5.54		$9.96	$11.48	$11.07
Total investment return(2)	[______]%	(13.99	)%(6)	(4.64)%	3.80%	9.28	%(4)
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[______]	$77,254		$320,839	$478,785	$293,004
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[______]%	1.22	%(7)	0.91%	0.89%	0.92%
After expense reimbursement/recoupment	[______]%	1.22	%(7)	0.91%	0.89%	0.92%
Ratio of net investment income (loss) to average net assets	[______]%	2.23%		0.69%	0.40%	(0.52)%
Portfolio turnover	[______]%	139%		39%	28%	38%

UBS Global Asset Management
63

UBS Global Allocation Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$12.59	$14.81	$13.86	$13.33
Income (loss) from investment operations:
Net investment income(1)	[______]	0.08	0.17	0.19	0.19
Net realized and unrealized gain (loss) from investment activities	[______]	(3.08)	(1.34)	1.83	1.08
Total income (loss) from investment operations	[______]	(3.00)	(1.17)	2.02	1.27
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	(0.46)	(0.23)	(0.27)	(0.14)
From net realized gains	[______]	(0.95)	(0.82)	(0.80)	(0.60)
Total dividends/distributions	[______]	(1.41)	(1.05)	(1.07)	(0.74)
Net asset value, end of year	$[______]	$8.18	$12.59	$14.81	$13.86
Total investment return(2)	[______]%	(22.36)%	(8.43)%	14.93%	9.72%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$996,059	$2,396,937	$3,094,036	$2,246,289
Ratio of expenses to average net assets	[______]%	1.19%	1.09%	1.13%	1.14%
Ratio of net investment income to average net assets	[______]%	0.84%	1.19%	1.28%	1.41%
Portfolio turnover	[______]%	122%	83%	74%	83%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$12.35	$14.52	$13.60	$13.08
Income (loss) from investment operations:
Net investment income(1)	[______]	0.00 (3)	0.05	0.07	0.08
Net realized and unrealized gain (loss) from investment activities	[______]	(3.01)	(1.31)	1.79	1.06
Total income (loss) from investment operations	[______]	(3.01)	(1.26)	1.86	1.14
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	(0.39)	(0.09)	(0.14)	(0.02)
From net realized gains	[______]	(0.95)	(0.82)	(0.80)	(0.60)
Total dividends/distributions	[______]	(1.34)	(0.91)	(0.94)	(0.62)
Net asset value, end of year	$[______]	$8.00	$12.35	$14.52	$13.60
Total investment return(2)	[______]%	(22.98)%	(9.14)%	13.96%	8.81%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$33,685	$90,258	$139,061	$161,704
Ratio of expenses to average net assets	[______]%	2.02%	1.91%	1.93%	1.95%
Ratio of net investment income to average net assets	[______]%	0.01%	0.36%	0.48%	0.60%
Portfolio turnover	[______]%	122%	83%	74%	83%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  Amount represents less than $0.005.

UBS Global Asset Management
64

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$12.29	$14.48	$13.58	$13.09
Income (loss) from investment operations:
Net investment income(1)	[______]	0.00 (3)	0.05	0.07	0.09
Net realized and unrealized gain (loss) from investment activities	[______]	(2.99)	(1.30)	1.79	1.05
Total income (loss) from investment operations	[______]	(2.99)	(1.25)	1.86	1.14
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	(0.39)	(0.12)	(0.16)	(0.05)
From net realized gains	[______]	(0.95)	(0.82)	(0.80)	(0.60)
Total dividends/distributions	[______]	(1.34)	(0.94)	(0.96)	(0.65)
Net asset value, end of year	$[______]	$7.96	$12.29	$14.48	$13.58
Total investment return(2)	[______]%	(22.93)%	(9.15)%	14.02%	8.82%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$456,577	$985,156	$1,274,539	$1,044,517
Ratio of expenses to average net assets	[______]%	1.97%	1.89%	1.90%	1.91%
Ratio of net investment income to average net assets	[______]%	0.06%	0.40%	0.51%	0.64%
Portfolio turnover	[______]%	122%	83%	74%	83%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$12.80	$15.04	$14.06	$13.51
Income (loss) from investment operations:
Net investment income(1)	[______]	0.10	0.21	0.23	0.23
Net realized and unrealized gain (loss) from investment activities	[______]	(3.13)	(1.37)	1.85	1.09
Total income (loss) from investment operations	[______]	(3.03)	(1.16)	2.08	1.32
Less dividends/distributions:
From net investment income and net foreign currency gains	[______]	(0.48)	(0.26)	(0.30)	(0.17)
From net realized gains	[______]	(0.95)	(0.82)	(0.80)	(0.60)
Total dividends/distributions	[______]	(1.43)	(1.08)	(1.10)	(0.77)
Net asset value, end of year	$[______]	$8.34	$12.80	$15.04	$14.06
Total investment return(2)	[______]%	(22.12)%	(8.20)%	15.18%	9.98%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$224,281	$477,603	$648,479	$463,122
Ratio of expenses to average net assets	[______]%	0.90%	0.82%	0.88%	0.88%
Ratio of net investment income to average net assets	[______]%	1.14%	1.46%	1.53%	1.67%
Portfolio turnover	[______]%	122%	83%	74%	83%

UBS Global Asset Management
65

UBS Global Frontier Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	For the year ended June 30,		For the period ended
	2010	2009	June 30, 2008(3)
Net asset value, beginning of period	$[_____]	$8.75	$10.00
Loss from investment operations:
Net investment loss(1)	[_____]	(0.06)	(0.05)
Net realized and unrealized loss from investment activities	[_____]	(2.98)	(1.10)
Total loss from investment operations	[_____]	(3.04)	(1.15)
Less dividends/distributions:
From net investment income	[_____]	(0.12)	(0.03)
From net realized gains	[_____]	—	(0.07)
Total dividends/distributions	[_____]	(0.12)	(0.10)
Net asset value, end of period	$[_____]	$5.59	$8.75
Total investment return(2)	[_____]%	(34.51)%	(11.60)%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[_____]	$48,395	$79,572
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	1.66%	1.59	%(5)
After expense reimbursement	[_____]%	1.40%	1.40	%(5)
Ratio of net investment loss to average net assets	[_____]%	(1.01)%	(0.52	)%(5)
Portfolio turnover	[_____]%	148%	84%

	Class Y
	For the year ended June 30,		For the period ended
	2010	2009	June 30, 2008(3)
Net asset value, beginning of period	$[_____]	$8.77	$10.00
Loss from investment operations:
Net investment loss(1)	[_____]	(0.04)	(0.02)
Net realized and unrealized loss from investment activities	[_____]	(2.99)	(1.10)
Total loss from investment operations	[_____]	(3.03)	(1.12)
Less dividends/distributions:
From net investment income	[_____]	(0.14)	(0.04)
From net realized gains	[_____]	—	(0.07)
Total dividends/distributions	[_____]	(0.14)	(0.11)
Net asset value, end of period	$[_____]	$5.60	$8.77
Total investment return(2)	[_____]%	(34.30)%	(11.33)%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[_____]	$1,699	$7,395
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	1.35%	1.31	%(5)
After expense reimbursement	[_____]%	1.15%	1.15	%(5)
Ratio of net investment loss to average net assets	[_____]%	(0.73)%	(0.26	)%(5)
Portfolio turnover	[_____]%	148%	84%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  For the period July 26, 2007 (commencement of operations) through June 30, 2008.

(4)  Amount represents less than $0.005 per share.

(5)  Annualized.

UBS Global Asset Management
66

	Class C
	For the year ended June 30,		For the period ended
	2010	2009	June 30, 2008(3)
Net asset value, beginning of period	$[____]	$8.71	$10.00
Loss from investment operations:
Net investment loss(1)	[____]	(0.10)	(0.12)
Net realized and unrealized loss from investment activities	[____]	(2.96)	(1.10)
Total loss from investment operations	[____]	(3.06)	(1.22)
Less dividends/distributions:
From net investment income	[____]	(0.07)	0.00	(4)
From net realized gains	[____]	—	(0.07)
Total dividends/distributions	[____]	(0.07)	(0.07)
Net asset value, end of period	$[____]	$5.58	$8.71
Total investment return(2)	[____]%	(35.03)%	(12.22)%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[____]	$14,559	$22,882
Ratio of expenses to average net assets:
Before expense reimbursement	[____]%	2.48%	2.40	%(5)
After expense reimbursement	[____]%	2.15%	2.15	%(5)
Ratio of net investment loss to average net assets	[____]%	(1.76)%	(1.27	)%(5)
Portfolio turnover	[____]%	148%	84%

UBS Global Asset Management
67

Funds' privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries ("Personal Information"). The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information. The Funds may share Personal Information described above with their affiliates for marketing and other business purposes, such as to facilitate the servicing of accounts. The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law. Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them. The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

UBS Global Asset Management
68

(This page has been left blank intentionally.)

If you want more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semiannual reports and the SAI by contacting the Funds directly at 1-800-647 1568. The annual and semiannual reports and the SAI may also be obtained, free of charge, by accessing the documents on the Funds' Web Site at http://www.ubs.com/globalam.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC) in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 202-551 8090. You may get copies of reports and other information about the Funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

•  Free from the EDGAR Database on the SEC's Internet Web Site at: http://www.sec.gov.

The UBS Funds

Investment Company Act File No. 811-6637

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

The UBS Funds

UBS Global Equity Fund

UBS International Equity Fund

UBS U.S. Equity Alpha Fund

UBS U.S. Large Cap Equity Fund

UBS U.S. Large Cap Value Equity Fund

UBS U.S. Small Cap Growth Fund

Prospectus

October 28, 2010

UBS Global Equity Fund; Class A (BNGEX), Class B (BNEBX), Class C (BNECX), Class Y (BPGEX)

UBS International Equity Fund; Class A (BNIEX), Class B (BNIBX), Class C (BNICX), Class Y (BNUEX)

UBS U.S. Equity Alpha Fund; Class A (BEAAX), Class C (BEACX), Class Y (BEAYX)

UBS U.S. Large Cap Equity Fund; Class A (BNEQX), Class B (BNQBX), Class C (BNQCX), Class Y (BPEQX)

UBS U.S. Large Cap Value Equity Fund; Class A (BNVAX), Class B (BNVBX), Class C (BNVCX), Class Y (BUSVX)

UBS U.S. Small Cap Growth Fund; Class A (BNSCX), Class B (BNMBX), Class C (BNMCX), Class Y (BISCX)

This prospectus offers Class A, Class C and Class Y shares in six of the eighteen series of The UBS Funds (the "Trust") listed above (each, a "Fund" and, collectively, the "Funds"). For each Fund except the UBS U.S. Equity Alpha Fund, this prospectus offers Class B shares only to existing shareholders of Class B shares with respect to the reinvestment of dividends and distributions and exchanges of Class B shares of the Funds and other series of the UBS Family of Funds. The UBS U.S. Equity Alpha Fund does not offer Class B shares.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

The UBS Funds

Contents

The UBS Funds

What every investor should know about the Funds

Fund summaries

UBS Global Equity Fund	Page 4

UBS International Equity Fund	Page 8

UBS U.S. Equity Alpha Fund	Page 12

UBS U.S. Large Cap Equity Fund	Page 16

UBS U.S. Large Cap Value Equity Fund	Page 20

UBS U.S. Small Cap Growth Fund	Page 24

More information about the Funds

UBS Global Equity Fund—Investment objective, strategies, securities selection and risks	Page 28

UBS International Equity Fund—Investment objective, strategies, securities selection and risks	Page 30

UBS U.S. Equity Alpha Fund—Investment objective, strategies, securities selection and risks	Page 33

UBS U.S. Large Cap Equity Fund—Investment objective, strategies, securities selection and risks	Page 36

UBS U.S. Large Cap Value Equity Fund—Investment objective, strategies, securities selection and risks	Page 38

UBS U.S. Small Cap Growth Fund—Investment objective, strategies, securities selection and risks	Page 40

Your investment

Information for managing your fund account

Managing your fund account	Page 42

—Flexible pricing	Page 42

—Buying shares	Page 47

—Selling shares	Page 50

—Exchanging shares	Page 52

—Pricing and valuation	Page 53

UBS Global Asset Management
2

The UBS Funds

Additional information

Additional important information about the funds

Management	Page 55

Disclosure of portfolio holdings	Page 59

Dividends and taxes	Page 59

Supplemental investment advisor performance information	Page 61

Financial highlights	Page 71

Where to learn more about the funds	Back cover

Please find the UBS Funds' Privacy Notice on page [__] of this Prospectus.

The Funds are not a complete or balanced investment program.

UBS Global Asset Management
3

UBS Global Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class B	Class C	Class Y
Management fees	[0.75 ]%	[0.75 ]%	[0.75 ]%	[0.75 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	None
Other expenses(1)	[__]	[__]	[__]	[__]
Total annual fund operating expenses	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would

UBS Global Asset Management
4

result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of US and foreign issuers. The Fund may invest in issuers from both developed and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward currency agreements, equity participation notes and equity linked notes.

Management process

In the global universe, the Advisor uses a disciplined price to intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments

UBS Global Asset Management
5

in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Life of class performance for the index is as of the inception month-end of each class. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (6/30/97)
Return before taxes	37.09%	1.01%	1.62%	3.15%
Class B (12/11/01)
Return before taxes	39.00	1.02	N/A	3.63
Class C (11/27/01)(1)
Return before taxes	42.98	1.38	N/A	3.40
Class Y (1/28/94)
Return before taxes	45.37	2.44	2.52	5.92
Return after taxes on distributions	44.44	1.92	1.71	4.63
Return after taxes on distributions and sale of fund shares	29.72	1.86	1.74	4.49
MSCI World Free Index (net)	29.99	2.01	(0.24)	*

(Index reflects no deduction for fees and expenses.)

*  Average annual total returns for the MSCI World Free Index (net) for the life of each class were as follows: Class A—3.40%; Class B—3.84%; Class C—3.87%; Class Y—5.57%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Nicholas Melhuish, portfolio manager of the Fund since 2008.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

UBS Global Asset Management
6

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
7

UBS International Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class B	Class C	Class Y
Management fees	[0.80 ]%	[0.80 ]%	[0.80 ]%	[0.80 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	None
Other expenses	[__]	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), has agreed irrevocably to waive its fees and reimburse certain expenses (excluding expenses incurred through investment in other investment companies and interest expense) so that total operating expenses (excluding expenses incurred through investment in other investment companies and interest expense) of the Fund do not exceed 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares and 1.00% for Class Y shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the irrevocable fee waiver and expense reimbursement for all years. Although your actual costs

UBS Global Asset Management
8

may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world. The Fund may invest in issuers from both developed and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward currency agreements, equity participation notes and equity linked notes.

Management process

A portion of the Advisor's investment decisions with respect to the Fund's portfolio is based upon price/value discrepancies as identified by its fundamental valuation process. The Advisor utilizes growth-oriented strategies with respect to the remainder of the Fund's portfolio.

In selecting securities for the portion of the Fund that is managed according to the Advisor's fundamental valuation process, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics.

With respect to the portion of the Fund's portfolio that is managed according to the Advisor's growth-oriented strategies, the Advisor seeks to invest in companies which are undergoing positive sustainable fundamental change driving a period of above average earnings growth. Hallmarks of such companies include a dominant market position and franchise, major technological edge or unique competitive advantage. In selecting securities for this strategy, the Advisor selects companies it believes can sustain an above average return on invested capital and over a longer period of time than is reflected in current market prices.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger

UBS Global Asset Management
9

capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Life of class performance for the index is as of the inception month-end of each class. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (6/30/97)
Return before taxes	31.75%	1.44%	0.63%	2.34%
Class B (2/12/02)
Return before taxes	33.26	1.54	N/A	5.14
Class C (1/25/02)(1)
Return before taxes	37.35	1.85	N/A	4.89
Class Y (8/31/93)
Return before taxes	39.65	2.82	1.40	4.66
Return after taxes on distributions	37.58	1.39	(0.10)	3.20
Return after taxes on distributions and sale of fund shares	26.70	2.17	0.68	3.44
MSCI World Free ex USA Index (net)	33.67	4.07	1.62	*

(Index reflects no deduction for fees and expenses.)

*  Average annual total returns for the MSCI World Free ex USA Index (net) for the life of each class were as follows: Class A—4.04%; Class B—7.84%; Class C—7.84%; Class Y—5.25%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

UBS Global Asset Management
10

Portfolio managers:

•  Nicholas Irish, portfolio manager of the Fund since 2008.

•  Vincent Willyard, portfolio manager of the Fund since 2009.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
11

UBS U.S. Equity Alpha Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class C	Class Y
Management fees	[1.00 ]%	[1.00 ]%	[1.00 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses:
Dividend expense and securities loan fees for securities sold short	[__]	[__]	[__]
Other	[__]	[__]	[__]
Total other expenses	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses and securities loan fees and dividend expenses for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses and securities loan fees and dividend expenses for securities sold short), through the period ending October 27, 2011, otherwise do not exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods

UBS Global Asset Management
12

indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US companies. The Fund will generally invest in equity securities of large and mid capitalization companies but is permitted to invest up to 15% of its net assets in small capitalization companies. The Fund will maintain both long positions and short positions in equity securities and securities with equity-like characteristics. In addition, up to 20% of the Fund's net assets may be invested in securities of foreign companies in developed countries, including long and short positions in foreign equity securities and securities with equity-like characteristics.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements and swap agreements.

The Fund may also invest in Exchange Traded Funds ("ETFs") and similarly structured pooled investments in order to provide exposure to the equity markets while maintaining liquidity. The Fund may also engage in short sales of ETFs and similarly structured pooled investments in order to reduce exposure to certain sectors of the equity markets.

Management process

The Advisor's investment style is singularly focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In constructing the Fund's portfolio, the Advisor uses primarily fundamental analysis and, to a lesser extent, quantitative analysis to identify securities that are underpriced and overpriced relative to their fundamental value. In general, the Advisor buys securities "long" for the Fund's portfolio that it believes are underpriced and will outperform, and sells securities "short" that it believes are overpriced and will underperform. The Fund anticipates that it will normally maintain long positions in equity securities and securities with equity-like characteristics equal to 120% to 140% of the value of its net assets, short positions in equity securities and securities with equity-like characteristics equal to 20% to 40% of the value of its net assets and cash positions equal to 0% to 10% of the value of its net assets. This active management process is intended to produce performance that outperforms the Fund's benchmark. The Fund's ability to fully implement its investment strategy may be affected by (i) regulatory restrictions prohibiting short sales of certain securities that may be imposed from time to time or (ii) the Advisor's written procedures designed to address potential conflicts that exist where the Advisor manages both long-only and long/short accounts and/or funds.

In employing its investment strategies for the Fund, the Advisor attempts to outperform (before taking into account any Fund fees or expenses) the Russell 1000 Index by 2.50% to 5.00% per year with a similar level of market risk as the benchmark over a full market cycle. A typical market cycle is 4 to 7 years. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

UBS Global Asset Management
13

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Management risk: The Advisor's judgments about the fundamental value of securities acquired by the Fund may prove to be incorrect.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Unseasoned company risk: The Fund may invest in relatively new or unseasoned companies that are in their early stages of development. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies may have greater risks because they (i) may be dependent on a small number of products or services; (ii) may lack substantial capital reserves; and (iii) do not have proven track records.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance

UBS Global Asset Management
14

from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	Life of class
Class A (9/26/06)
Return before taxes	28.36%	(6.21)%
Class C (9/26/06)
Return before taxes	33.82	(5.29)
Class Y (9/26/06)
Return before taxes	36.55	(4.32)
Return after taxes on distributions	36.55	(4.95)
Return after taxes on distributions and sale of fund shares	23.76	(3.85)
Russell 1000 Index	28.43	(2.98)

(Index reflects no deduction for fees, expenses or taxes.)

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Thomas Cole, portfolio manager of the Fund since its inception.

•  John Leonard, portfolio manager of the Fund since its inception.

•  Thomas Digenan, portfolio manager of the Fund since its inception.

•  Scott Bondurant, portfolio manager of the Fund since its inception.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
15

UBS U.S. Large Cap Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class B	Class C	Class Y
Management fees	[0.69 ]%	[0.69 ]%	[0.69 ]%	[0.69 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	None
Other expenses(1)	[__]	[__]	[__]	[__]
Total annual fund operating expenses	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 0.95% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would

UBS Global Asset Management
16

result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion. The Fund may invest up to 20% of its net assets in the securities of US companies that have market capitalizations within the range of the Russell 1000 Index but below $3 billion in market capitalization and/or the securities of foreign companies in developed countries. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures and foreign currency agreements.

Management process

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit

UBS Global Asset Management
17

and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Focused investment risk: The risk that investing in a select group of securities could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund's primary benchmark or other mutual funds that are diversified across a greater number of securities.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (6/30/97)
Return before taxes	24.41%	(1.54)%	1.70%	2.88%
Class B (11/5/01)
Return before taxes	25.69	(1.54)	N/A	2.53
Class C (11/13/01)(1)
Return before taxes	29.67	(1.16)	N/A	2.01
Class Y (2/22/94)
Return before taxes	32.07	(0.14)	2.57	7.56
Return after taxes on distributions	31.56	(0.81)	1.70	6.32
Return after taxes on distributions and sale of fund shares	21.51	(0.19)	1.96	6.23
Russell 1000 Index	28.43	0.79	(0.49)	*

(Index reflects no deduction for fees, expenses or taxes.)

*  Average annual total returns for the Russell 1000 Index for the life of each class were as follows: Class A—4.02%; Class B—2.63%; Class C—2.22%; Class Y—7.73%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Thomas Cole, portfolio manager of the Fund since 2001.

•  John Leonard, portfolio manager of the Fund since its inception.

•  Thomas Digenan, portfolio manager of the Fund since 2001.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

UBS Global Asset Management
18

In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
19

UBS U.S. Large Cap Value Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class B	Class C	Class Y
Management fees	[0.70 ]%	[0.70 ]%	[0.70 ]%	[0.70 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	None
Other expenses	[__]	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 0.95% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return

UBS Global Asset Management
20

each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion. The Fund may invest up to 20% of its net assets in companies that have market capitalizations within the range of the Russell 1000 Value Index but below $3 billion in market capitalization. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options and futures.

Management process

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate

UBS Global Asset Management
21

the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	Life of class
Class A (12/7/01)
Return before taxes	15.92%	(2.09)%	1.51%
Class B (11/8/01)
Return before taxes	16.74	(1.96)	2.07
Class C (12/12/01)(1)
Return before taxes	20.84	(1.69)	1.78
Class Y (6/29/01)
Return before taxes	23.00	(0.70)	2.32
Return after taxes on distributions	22.57	(2.19)	1.03
Return after taxes on distributions and sale of fund shares	15.51	(0.50)	2.01
Russell 1000 Value Index	19.69	(0.25)	*

(Index reflects no deduction for fees, expenses or taxes.)

*  Average annual total returns for the Russell 1000 Value Index for the life of each class were as follows: Class A—2.98%; Class B—3.39%; Class C—3.21%; Class Y—2.25%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Thomas Cole, portfolio manager of the Fund since 2001.

•  John Leonard, portfolio manager of the Fund since its inception.

•  Thomas Digenan, portfolio manager of the Fund since 2001.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

UBS Global Asset Management
22

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
23

UBS U.S. Small Cap Growth Fund
Fund summary

Investment objective

The Fund seeks to provide long-term capital appreciation.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	01.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class B	Class C	Class Y
Management fees	[0.85 ]%	[0.85 ]%	[0.85 ]%	[0.85 ]%
Distribution and/or service 12b-1) fees	0.25	1.00	1.00	None
Other expenses	[__]	[__]	[__]	[__]
Acquired fund fees and expenses	[__]	[__]	[__]	[__]
Total annual fund operating expenses(1)	[__]	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]	[__]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses and securities loan fees and dividend expenses for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions , extraordinary expenses and securities loan fees and dividend expenses for securities sold short), through the period ending October 27, 2011, do not exceed 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end

UBS Global Asset Management
24

of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$[__]	$[__]	$[__]	$[__]
Class B (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class B (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]	[__]	[__]
Class Y	[__]	[__]	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies with market capitalizations of less than $3 billion. However, the Fund may invest a portion of its assets in securities outside of this range. Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest up to 20% of its net assets in foreign securities.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures and forward currency agreements.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (IPO).

Management process

In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less

UBS Global Asset Management
25

liquid and more difficult to sell and to value than securities of US issuers.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (12/31/98)
Return before taxes	25.84%	(3.30)%	1.86%	4.92%
Class B (11/7/01)
Return before taxes	27.21	(3.25)	N/A	2.37
Class C (11/19/01)(1)
Return before taxes	30.99	(2.94)	N/A	1.93
Class Y (9/30/97)
Return before taxes	33.41	(1.95)	2.70	4.06
Return after taxes on distributions	33.41	(2.46)	1.59	3.14
Return after taxes on distributions and sale of fund shares	21.72	(1.67)	1.83	3.13
Russell 2000 Growth Index	34.47	0.87	(1.37)	*

(Index reflects no deduction for fees, expenses or taxes.)

*  Average annual total returns for the Russell 2000 Growth Index for the life of each class were as follows: Class A—2.02%; Class B—3.98%; Class C—3.49%; Class Y—1.20%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Paul Graham, portfolio manager of the Fund since its inception.

•  David Wabnik, portfolio manager of the Fund since its inception.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund

UBS Global Asset Management
26

either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
27

The UBS Funds

More information about the Funds—UBS Global Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of US and foreign issuers. The Fund may invest in issuers from both developed and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund invests its assets in investments that are economically tied to a number of countries throughout the world. [TO BE PROVIDED IN RULE 485(B) FILING:] As of June 30, 2010, the Fund was invested in securities of issuers from [__] countries and approximately [__]% of its assets were invested in US equity securities. The Fund may invest in companies of any size.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward currency agreements, equity participation notes and equity linked notes. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities.

Securities selection

In the global universe, the Advisor uses a disciplined price to intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to certain asset classes. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and

UBS Global Asset Management
28

The UBS Funds

More information about the Funds—UBS Global Equity Fund

bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Limited capitalization risk—The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
29

The UBS Funds

More information about the Funds—UBS International Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world. The Fund may invest in issuers from both developed and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund invests its assets in investments that are economically tied to a number of countries throughout the world. [TO BE PROVIDED IN RULE 485(b) FILING:] As of June 30, 2010, the Fund was invested in securities of issuers from [__] countries and none of its assets were invested in US operating companies. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward currency agreements, equity participation notes and equity linked notes. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities.

Securities selection

A portion of the Advisor's investment decisions with respect to the Fund's portfolio is based upon price/value discrepancies as identified by its fundamental valuation process. The Advisor utilizes growth-oriented strategies with respect to the remainder of the Fund's portfolio.

In selecting securities for the portion of the Fund that is managed according to the Advisor's fundamental valuation process, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics.

With respect to the portion of the Fund's portfolio that is managed according to the Advisor's growth-oriented strategies, the Advisor seeks to invest in companies which are undergoing positive sustainable fundamental change driving a period of above average earnings growth. Hallmarks of such companies include a dominant market position and franchise, major technological edge or unique competitive advantage. To identify attractive securities the Advisor uses a proprietary screening system to rank stocks based upon a series of

UBS Global Asset Management
30

The UBS Funds

More information about the Funds—UBS International Equity Fund growth, valuation and momentum metrics. In employing these metrics, as well as in-depth fundamental company analysis, the Advisor selects companies it believes can sustain an above average return on invested capital and over a longer period of time than is reflected in current market prices.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to certain asset classes. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Limited capitalization risk—The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend

UBS Global Asset Management
31

The UBS Funds

More information about the Funds—UBS International Equity Fund to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
32

The UBS Funds

More information about the Funds—UBS U.S. Equity Alpha Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income, while controlling risk.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US companies. The Fund will generally invest in equity securities of large and mid capitalization companies but is permitted to invest up to 15% of its net assets in small capitalization companies. The Fund will maintain both long positions and short positions in equity securities and securities with equity-like characteristics. For purposes of the Fund's investments, US companies include any company organized outside of the United States but which: (a) is included in the Fund's benchmark index; (b) has its headquarters or principal location of operations in the United States; (c) whose primary listing is on a securities exchange or market in the United States; or (d) derives a majority of its revenues in the United States. In addition, up to 20% of the Fund's net assets may be invested in securities of foreign companies in developed countries, including long and short positions in foreign equity securities and securities with equity-like characteristics.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US companies.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements and swap agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also invest in ETFs and similarly structured pooled investments in order to provide exposure to the equity markets while maintaining liquidity. The Fund may also engage in short sales of ETFs and similarly structured pooled investments in order to reduce exposure to certain sectors of the equity markets.

Securities selection

UBS Global AM (Americas) is the Fund's investment advisor. The Advisor's investment style is singularly focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

In constructing the Fund's portfolio, the Advisor uses primarily fundamental analysis and, to a lesser extent, quantitative analysis to identify securities that are underpriced and overpriced relative to their fundamental value. In general, the Advisor buys securities "long" for the Fund's portfolio that it believes are underpriced and will outperform, and sells securities "short" that it believes are overpriced and will underperform. The Fund anticipates that it will normally maintain long positions in equity securities and securities with equity-like characteristics equal to 120% to 140% of the value of its net assets, short positions in equity securities and securities with equity-like characteristics equal to 20% to 40% of the value of its net assets and cash positions equal to 0% to 10% of the value of its net assets. This active management process is intended to produce performance that outperforms the Fund's benchmark. The Fund's ability to fully implement its investment strategy may be affected by regulatory restrictions prohibiting short sales of certain securities that may be imposed from time to time.

In employing its investment strategies for the Fund, the Advisor attempts to outperform (before taking into account any Fund fees or expenses) the Russell 1000 Index by 2.50% to 5.00% per year with a similar level of market risk as the benchmark over a full market cycle. A typical market cycle is 4 to 7 years. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

UBS Global Asset Management
33

The UBS Funds

More information about the Funds—UBS U.S. Equity Alpha Fund

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

More about short sales. When the Fund takes a long position in a security, the Advisor purchases the security outright for the Fund's portfolio. When the Fund takes a short position in a security, the Advisor sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. To complete or close out the short sale transaction, the Fund buys the same security in the market and returns it to the lender. The Fund makes money when the market price of the security goes down after the short sale. Conversely, if the price of the security goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed security than it received.

Until the Fund replaces the borrowed security, the Fund is required to maintain during the period of the short sale the short sale proceeds that the broker holds (which may be invested in equity securities) and any additional assets the lending broker requires as collateral. The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked to market daily. The Fund is also required to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan.

The Fund's ability to fully implement its investment strategy may also be affected by the Advisor's written procedures designed to address potential conflicts that exist where the Advisor manages both long-only and long/short accounts and/or funds. For example, the Advisor restricts short sales in excess of a stated amount of the average daily trading volume of a stock if the Advisor deems it may negatively impact the market and drive down the price of a security that is also held in the Advisor's long only accounts and/or funds. In addition, the Advisor's procedures require short sales to be executed after long-only sell orders in the same stock if the long-only sell orders are in excess of a stated number of shares. This procedure may delay the short sales and therefore the price at which the short sale is executed. Therefore, the price may be lower than had the long-only order not taken precedence, and the potential benefit of the short sale would be reduced.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Management risk—The Advisor's judgments about the fundamental values of securities acquired by the Fund may prove to be incorrect. While it is the intent of the Advisor to take long positions in securities that are undervalued and are expected to subsequently outperform the market and short positions in securities that are overvalued and are expected to underperform the market, in various market conditions, there is no assurance that the Advisor will be successful in its selection process.

•  Short sales risk—There are certain unique risks associated with the use of short sales strategies. When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund's loss on

UBS Global Asset Management
34

The UBS Funds

More information about the Funds—UBS U.S. Equity Alpha Fund

a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. In addition, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to buy, sell and to value than securities of US issuers.

•  Limited capitalization risk—The risk that investments in small and mid capitalization size companies may be more volatile than investments in larger companies, as small and mid capitalization companies generally experience higher growth and failure rates than larger capitalization companies. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and this could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure than prices for larger companies.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  Unseasoned company risk—The Fund may invest in relatively new or unseasoned companies that are in their early stages of development. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies may have greater risks because they (i) may be dependent on a small number of products or services; (ii) may lack substantial capital reserves; and (iii) do not have proven track records.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
35

The UBS Funds

More information about the Funds—UBS U.S. Large Cap Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion. If movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security. The Fund may invest up to 20% of its net assets in the securities of US companies that have market capitalizations within the range of the Russell 1000 Index but below $3 billion in market capitalization and/or the securities of foreign companies in developed countries. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and foreign currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies.

Securities selection

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. In addition, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign

UBS Global Asset Management
36

The UBS Funds

More information about the Funds—UBS U.S. Large Cap Equity Fund securities are sometimes less liquid and harder to sell and to value than securities of US issuers.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  Focused investment risk—The risk that investing in a select group of securities could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund's primary benchmark or other mutual funds that are diversified across a greater number of securities.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
37

The UBS Funds

More information about the Funds—UBS U.S. Large Cap Value Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion. If movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security. The Fund may invest up to 20% of its net assets in companies that have market capitalizations within the range of the Russell 1000 Value Index but below $3 billion in market capitalization. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options and futures. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies.

Securities selection

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or

UBS Global Asset Management
38

The UBS Funds

More information about the Funds—UBS U.S. Large Cap Value Equity Fund other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
39

The UBS Funds

More information about the Funds—UBS U.S. Small Cap Growth Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to provide long-term capital appreciation.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies with market capitalizations of less than $3 billion. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to no longer meet the small capitalization range, the Fund is not required to dispose of the security. For purposes of the Fund's investments, US companies include any company organized outside of the United States but which: (a) is included in the Fund's benchmark index; (b) has its headquarters or principal location of operations in the United States; (c) whose primary listing is on a securities exchange or market in the United States; or (d) derives a majority of its revenues in the United States.

Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest up to 20% of its net assets in foreign securities.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (IPO).

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies.

Securities selection

In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Limited capitalization risk—The risk that investments in smaller companies may be more volatile

UBS Global Asset Management
40

The UBS Funds

More information about the Funds—UBS U.S. Small Cap Growth Fund than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  IPOs risk—Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
41

The UBS Funds

Managing your fund account

Flexible pricing

Each Fund offers three classes of shares–Class A, Class C and Class Y. Each Fund, except for the UBS U.S. Equity Alpha Fund, offers Class B shares to existing shareholders of Class B shares in limited circumstances as described in the section entitled "Class B shares" on page [__]. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The Funds have adopted separate plans pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales charge waivers for Class A, Class B and Class C shares" later in this prospectus. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" later in this prospectus.

Class A shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Each Fund's Class A shares pay an annual service fee of 0.25% of average net assets. Class A shares pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the Funds are described in the following table:

Class A sales charges

	Sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.50	4.71	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

(1)  A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Automatic Cash Withdrawal Plan are not subject to this charge.

(2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc. pays to the dealer an amount based upon the following schedule: 1.00% on the first $3 million, 0.75% on the next $2 million, and 0.50% on the next $5 million.

UBS Global Asset Management
42

The UBS Funds

If you intend to purchase more than $5 million of Class A shares, you should instead purchase Class Y shares, which have lower on-going expenses.

Class B shares

The Funds have ceased offering Class B shares (with exceptions for existing shareholders for exchanges or reinvesting dividends). New or additional investments into Class B shares, including investments through an automatic investment plan, are no longer permitted. Existing shareholders of Class B shares of UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund and UBS U.S. Small Cap Growth Fund may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, Class B share attributes, including the associated Rule 12b-1 plan service and distribution fees, contingent deferred sales charges and conversion features, as applicable, will continue.

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

	Percentage (based on amount of investment) by which the shares' net asset value is multiplied:
If you sell shares within:	Less than $100,000	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
1st year since purchase	5%	3%	3%	2%
2nd year since purchase	4%	2%	2%	1%
3rd year since purchase	3%	2%	1%	None
4th year since purchase	2%	1%	None	None
5th year since purchase	2%	None	None	None
6th year since purchase	1%	None	None	None
7th year since purchase	None	None	None	None

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for shares of the Funds after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if

UBS Global Asset Management
43

The UBS Funds

shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

•  First, Class B shares representing reinvested dividends, and

•  Second, Class B shares that you have owned the longest.

Class C shares

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets. Class C shares of each Fund also pay an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00%, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A, Class B and Class C shares

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.  Redemptions from any registered mutual fund for which UBS Global AM (US) or any of its affiliates serves as principal underwriter if you:

•  Originally paid a front-end sales charge on the shares; and

•  Reinvest the money within 60 days of the redemption date.

The Funds' front-end sales charges will also not apply to Class A purchases by or through:

1.  Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

2.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

3.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

4.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), on behalf of clients participating in

UBS Global Asset Management
44

The UBS Funds

a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

5.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), and their immediate family members, as allowed by the internal policies of their employer.

6.  Insurance company separate accounts.

7.  Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

8.  Reinvestment of capital gains distributions and dividends.

9.  College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

Class A, Class B and Class C shares contingent deferred sales charge waivers—The contingent deferred sales charge will be waived for:

•  Redemptions of Class A shares by former holders of Class N shares;

•  Exchanges between funds for which UBS Global AM (US) or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

•  Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

—are limited annually to no more than 12% of the original account value;

—are made in equal monthly amounts, not to exceed 1% per month; and

—the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

•  Redemptions of shares purchased through certain retirement plans.

Sales charge reductions for Class A shares

Right of accumulation. A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B, Class C, Class P and/or Class Y shares of Family Funds1 already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B, Class C, Class P and/or Class Y shares, as well as those Class A, Class B, Class C, Class P and/or Class Y shares of your spouse and children under the age of 21 and who reside in the same household. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B, Class C, Class P and/or Class Y

1. Please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the forms of a Letter of Intent.

UBS Global Asset Management
45

The UBS Funds

shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made, the investor or institution must provide UBS Global AM (US) with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

Shares purchased through a broker/dealer may be subject to different procedures concerning Rights of Accumulation. Please contact your investment professional for more information.

Letter of intent

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds1. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B, Class C and/or Class Y shares made not more than three months prior to the date that the investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, which must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global AM (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different procedures concerning Letters of Intent. Please contact your investment professional for more information.

Note on sales charge reductions and waivers for Class A, Class B and Class C shares

Additional information concerning sales charge reductions and waivers is available in the Funds' Statement of Additional Information ("SAI"). If you think you qualify for any of the sales charge waivers or reductions described previously, you may need to notify and/or provide documentation to UBS Global AM (US). You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to UBS Global AM (US) may include:

•  Information or records regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the Fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any information that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

UBS Global Asset Management
46

The UBS Funds

For more information, you should contact your investment professional or call 1-800-647 1568. If you want information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional. Also, information regarding the Funds' distribution arrangements and the applicable sales charge reductions and waivers is available on the Funds' Web Site, free of charge, at http://www.ubs.com/1/e/globalam/Americas/
globalamus/globalamusii/i_mutual_funds.html.

Class Y shares

Shareholders pay no front-end or deferred sales charges on Class Y shares. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)'s sole discretion. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

•  Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

•  Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

•  Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

•  Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

•  Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

•  Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program;

•  College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

•  Other investors as approved by the Funds' Board of Trustees;

•  Shareholders who invest a minimum initial amount of $5 million in a Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums;

•  Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

•  Employees of UBS Global AM (Americas) and UBS Global AM (US), as long as the employee establishes an account in his or her name directly at the Funds' transfer agent and purchases a minimum initial amount of $50,000; and

•  Members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Funds' transfer agent.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM (US) has a dealer agreement.

UBS Global Asset Management
47

The UBS Funds

If you wish to invest in other Family Funds, you can do so by:

•  Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM (US));

•  Buying shares through the transfer agent as described later in this prospectus; or

•  Opening an account by exchanging shares from another Family Fund.

Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a processing fee to confirm a purchase. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds and UBS Global AM (US) reserve the right to reject a purchase order or suspend the offering of shares.

Through financial institutions/professionals

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

Additional compensation to affiliated dealer

UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

•  0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.; and

•  a monthly retention fee at the annual rate of 0.10% of the value of shares of a Fund that are held in a UBS Financial Services Inc. account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources. These payments are often referred to as "revenue sharing."

Additional compensation to financial institution(s)

UBS Global AM (US) or the Advisor may pay compensation, out of the Advisor's profits and not as an additional charge to a Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. These payments are often referred to as "revenue sharing." Revenue sharing payments are paid in addition to any distribution or servicing fees payable under a 12b-1 or service plan of a Fund, any record keeping or sub-transfer agency fees payable by a Fund, or other fees described in the fee tables or elsewhere in the prospectus or SAI. Revenue sharing payments are paid from the Advisor's own resources and not as an additional charge to a Fund.

The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of the revenue share may be different for different financial institutions. For specific information about revenue sharing arrangements for a particular financial institution please see the SAI.

UBS Global Asset Management
48

The UBS Funds

In some circumstances, revenue sharing payments may create an incentive for a financial institution, its employees or associated persons to recommend or sell shares of the Fund to you. You should consult with your financial advisor and review carefully any disclosure by the financial institution as to compensation received.

Minimum investments:

Class A, Class B and Class C shares:

To open an account	$1,000
To add to an account	$100

The Funds may waive or reduce these amounts for:

•  Employees of UBS Global AM (US) or its affiliates; or

•  Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

Market timers. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations—also known as "market timing." Market timing may cause a Fund to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. Market timing also may materially increase a Fund's transaction costs, administrative costs or taxes. These factors may hurt a Fund's performance and its shareholders.

In addition, the nature of a Fund's portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the Fund's portfolio holdings and the reflection of that change in the Fund's net asset value (often called "arbitrage market timing"). Such a delay may occur if a Fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the Fund calculates its net asset value. In such circumstances, the available market prices for such non-US securities may not accurately reflect the latest indications of value at the time the Fund calculates its net asset value. A Fund also may be subject to arbitrage market timing because the Fund may have significant holdings in smaller cap securities, which may have market prices that do not accurately reflect the latest indications of value of these securities at the time that the Fund calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices. One of the objectives of the Funds' fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. A Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM (Americas), as the Funds' Advisor and Administrator, determines to be a market timer. UBS Global AM (Americas) maintains market timing prevention procedures under which it reviews daily reports from the Funds' transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM (Americas) will consider the potential harm of the trading or exchange activity to a Fund or its shareholders. If UBS Global AM (Americas) determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Funds. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be temporarily barred from making additional investments into a Fund pending a definitive determination. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that

UBS Global Asset Management
49

The UBS Funds

have engaged in market timing, UBS Global AM (Americas) may prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.

Shares of the Funds may be held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Funds for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM (Americas) reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM (Americas) detects an unusual pattern of trading activity, UBS Global AM (Americas) will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary provide underlying account detail. If UBS Global AM (Americas) identifies market timing activity, it will instruct the Financial Intermediary to block the customer or participant from further purchases of Fund shares. In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM (Americas) will require the Financial Intermediary to block the particular plan from further purchases of Fund shares. UBS Global AM (Americas) also will periodically request underlying account detail for omnibus accounts for review and analysis.

While the Funds will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Funds' efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial Intermediary's frequent trading policies and procedures sufficiently protect Fund shareholders, the Funds and UBS Global AM (Americas) may rely on the Financial Intermediary's frequent trading policies and procedures with respect to transactions by shareholders investing through the Financial Intermediary rather than applying the Funds' market timing prevention procedures. The determination to rely on a Financial Intermediary's frequent trading policies and procedures will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM (Americas). The Chief Compliance Officer of UBS Global AM (Americas) will determine whether the policies and procedures sufficiently protect Fund shareholders. The types of Financial Intermediaries that may have frequent trading policies and procedures on which the Funds and UBS Global AM (Americas) may rely may include broker-dealers, advisors, clearing firms, bank trust departments, retirement plan administrators, other record keepers and certain wrap fee program/platforms. In such cases, a Financial Intermediary through which a shareholder may own Fund shares may impose frequent trading restrictions that differ from those of the Funds. If you have purchased shares through a Financial Intermediary as described above, you should contact your Financial Intermediary to determine the frequent trading restrictions that apply to your account.

Certain types of transactions will also be exempt from the market timing prevention procedures. These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan, redemptions by wrap fee accounts that have an automatic rebalancing feature and that have been identified to the Funds' principal underwriter and transfer agent, certain non-participant directed transactions in retirement plans, and purchases and redemptions by UBS funds of funds.

Selling shares

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment. If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an

UBS Global Asset Management
50

The UBS Funds

Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Funds' transfer agent, you may sell them as explained later in this prospectus.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such redemptions. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM (Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Redemption fee

If you sell or exchange any class of shares of a Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable Fund, not to the Advisor or UBS Global AM (US). The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. The redemption fee will not apply to shares of the Funds that:

•  are held in certain omnibus accounts of certain Financial Intermediaries, such as broker-dealers or qualified retirement plans including 401 (k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the IRC, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However, account holders whose investments in a Fund are held in omnibus accounts through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the Funds' transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

•  are sold or exchanged under automatic withdrawal plans;

•  are held by investors in certain asset allocation programs that offer automatic rebalancing or wrap-fee or similar fee-based programs and that have been identified to the Funds' principal underwriter and transfer agent, except to the extent that transactions in those programs are shareholder initiated;

UBS Global Asset Management
51

The UBS Funds

•  are sold due to death or disability of the shareholder; or

•  UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares

You may exchange Class A, Class B or Class C shares of a Fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares, but shareholders may be subject to a redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Family Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

Transfer agent

If you wish to invest in these Funds or any other of the Family Funds through the Funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

•  Your name and address;

•  Your account number;

•  The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

•  The dollar amount or number of shares you want to sell and/or exchange; and

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

BNY Mellon Investment Servicing (US) Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI 02940

You do not have to complete an application when you make additional investments in the same Fund.

Transfer of account limitations

If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to

UBS Global Asset Management
52

The UBS Funds

transfer your Fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the Fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. Please contact your broker or financial advisor, for information on how to transfer your shares to the Fund's transfer agent. If you transfer your shares to the Fund's transfer agent, the Fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon Investment Servicing (US) Inc.

Should you decide to sell your shares of the Fund in lieu of transfer, you will pay a redemption fee or a CDSC if those fees are applicable. Should you have any questions regarding the portability of your Fund shares, please contact your broker or financial advisor.

Pricing and valuation

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges and redemption fees) that is next calculated after the Fund (or an Authorized Dealer or Sub-designee) receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other investments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities or investments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or investments. If a market value is not readily available from an independent pricing source for a particular security or investment, that security or investment is valued at a fair value determined by or under the direction of the Trust's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities and other investments which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The Trust's Board of Trustees has delegated to the UBS Global AM (Americas)' Global Valuation Committee the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. The types of securities and other investments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or investments whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities or investments that are restricted as to transfer

UBS Global Asset Management
53

The UBS Funds

or resale. The need to fair value the Funds' portfolio securities and other investments may also result from low trading volume in foreign markets or thinly traded domestic securities or investments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security's or investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or investments; and the evaluation of forces which influence the market in which the securities or investments are purchased and sold.

Each Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other investments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other investments also may be valued based upon appraisals derived from information concerning the security or investment or similar securities or investments received from recognized dealers in those holdings. If a Fund concludes that a market quotation is not readily available for a portfolio security or investment for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events. This policy is intended to assure that each Fund's net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value," that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM (Americas), the investment advisor of the Funds.

Valuing securities and other investments at fair value involves greater reliance on judgment than valuing securities and other investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security or investment if it were to sell the security or investment at approximately the time at which the Fund determines its net asset value per share. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain Funds may invest in securities or investments that trade primarily in foreign markets that trade on weekends or other days on which the Funds do not calculate their net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates

UBS Global Asset Management
54

The UBS Funds

quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Fund's Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

A Fund's portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value at the time the Fund's shares are priced. Each investment company calculates its net asset value based on the current market value for its portfolio holdings. Each investment company values securities and other investments in a manner as described in that investment company's prospectus.

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)" or the "Advisor"), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC. UBS Global AM (Americas) serves as the investment advisor to the Funds by managing the investment of assets of each Fund. As of June 30, 2010, the Advisor had approximately $142 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $528 billion in assets under management as of June 30, 2010. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement between the Trust and the Advisor on behalf of each Fund is available in the Funds' most-recent annual report to shareholders for the period ended June 30.

Portfolio management

The Advisor's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Information is provided below for those portfolio managers within each investment management team that are primarily responsible for coordinating the day-to-day management of each Fund.

UBS Global Equity Fund

Nicholas Melhuish is the portfolio manager for the UBS Global Equity Fund. He is responsible for the day-to-day management of the Fund's portfolio. Mr. Melhuish has access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are attractively valued. Mr. Melhuish works closely with the analysts to decide how to structure the UBS Global Equity Fund. Information about Mr. Melhuish is provided below.

Nicholas Melhuish is a Managing Director and has been Head of Global Equities at UBS Global Asset Management since 2007. Previously, Mr. Melhuish was the lead portfolio manager and team head for the traditional global equity strategy at Nicholas Applegate Capital Management from 2003 through 2007. Mr. Melhuish has been a portfolio manager of the Fund since 2008.

UBS International Equity Fund

Nicholas Irish and Vincent Willyard are the portfolio managers for the UBS International Equity Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Irish is responsible for security selection in the core/value component of the Fund's portfolio while Mr. Willyard is responsible for security selection in the growth component of the Fund's portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow

UBS Global Asset Management
55

The UBS Funds

and providing a basis for determining which securities are selected for the Fund's portfolio. The portfolio managers work closely with the analysts to decide how to structure the UBS International Equity Fund. Information about Mr. Irish and Mr. Willyard is provided below.

Nicholas Irish is a Senior Portfolio Manager on the Core/Value Global Equities team, a member of the Global Equity Portfolio Management team and a Managing Director of UBS Global Asset Management. Mr. Irish joined UBS Global Asset Management in 2008 and previously was a senior global equity portfolio manager of HSBC Halbis since 2005 where he co-managed HSBC Halbis' equity portfolios. Prior to that, Mr. Irish spent 11 years at Schroders, most recently as one of two global equity portfolio managers responsible for their integrated global equity products. Mr. Irish has been a portfolio manager of the Fund since 2008.

Vincent Willyard has been a Managing Director and Head of Global ex-US Growth Equities at UBS Global Asset Management since 2007. Prior to that, Mr. Willyard was the lead portfolio manager of international growth at Nicholas-Applegate Capital Management from 2005 to 2007, and the lead portfolio manager of international all cap growth and international small cap growth at Duncan-Hurst Capital Management from 1998 to 2005. Mr. Willyard has been portfolio manager of the Fund since 2009.

UBS U.S. Equity Alpha Fund

Thomas Cole, John Leonard, Thomas Digenan and Scott Bondurant are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Fund. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met. Mr. Bondurant works closely with Mr. Cole and team on long/short aspects of portfolio construction for the Fund. Information about Messrs. Cole, Leonard, Digenan and Bondurant is provided below.

Thomas M. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since its inception.

John C. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the Fund since its inception.

Thomas J. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the Fund since its inception.

Scott Bondurant has been a Long Short Equity Strategist at UBS Global Asset Management since 2005 and is a Managing Director of UBS Global Asset Management. Prior to joining the firm, Mr. Bondurant had been in institutional equities for over 15 years including his role as Executive Director at Morgan Stanley for nine years, where he worked closely with the prime brokerage team to help managers with long-short strategies. Mr. Bondurant has been a portfolio manager of the Fund since its inception.

UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund

Thomas Cole, John Leonard and Thomas Digenan are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Funds. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

UBS Global Asset Management
56

The UBS Funds

Information about Messrs. Cole, Leonard and Digenan is provided below.

Thomas M. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of each Fund since 2001.

John C. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of each Fund since its inception.

Thomas J. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of each Fund since 2001.

UBS U.S. Small Cap Growth Fund

Paul Graham and David Wabnik are the portfolio managers for the UBS U.S. Small Cap Growth Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The portfolio managers have access to members of the US Small Cap Growth investment team, each of whom has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Mr. Graham and Mr. Wabnik is provided below.

Paul Graham is the Head of Growth Equities at UBS Global Asset Management. Mr. Graham has been an employee of UBS Global Asset Management since 1994, a Managing Director of UBS Global Asset Management since 2003, and portfolio manager of the Fund since its inception.

David Wabnik is a Co-Head of Small Cap Growth Equities and a Senior Portfolio Manager at UBS Global Asset Management. Mr. Wabnik has been an employee of UBS Global Asset Management since 1995, an Executive Director of UBS Global Asset Management since 2001, and portfolio manager of the Fund since its inception.

The Funds' SAI provides information about each Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Advisory fees

The effective investment advisory fees (expressed as a monthly fee at an annual rate multiplied by the average daily net assets of the Fund) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund, are presented in the following tables as of the one month ended June 30, 2010. During the fiscal year ended June 30, 2010 the Funds paid the Advisor investment advisory fees as set forth in each respective Fund's expenses and fee table in the line item "Management fees."

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the ordinary operating expenses of the Funds (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses with respect to all of the Funds and excluding securities loan fees and dividend expenses for securities sold short with respect to the UBS U.S. Equity Alpha Fund and UBS U.S. Small Cap Growth Fund) do not exceed the amounts listed in the footnotes to the Expense Tables. The contractual fee waiver and/or expense reimbursement agreement will remain in place for the period ending October 27, 2011. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

UBS Global Asset Management
57

The UBS Funds

[TO BE UPDATED IN THE 485(B) FILING]

	Effective advisory fee as of June 30,	Advisory fee breakpoint schedule
Fund	2010	Assets under management	Fee
UBS Global Equity Fund	0.75%	$0 - $250 million	0.750%
		On the next $250 million – $500 million	0.700%
		On the next $500 million – $1 billion	0.680%
		Above $1 billion	0.650%
U.S. Equity Alpha Fund	1.00%	$0 - $500 million	1.000%
		On the next $500 million – $1 billion	0.900%
		Above $1 billion	0.850%
UBS U.S. Large Cap Equity Fund	0.70%	$0 - $500 million	0.700%
		On the next $500 million – $1 billion	0.650%
		On the next $1 billion – $1.5 billion	0.600%
		On the next $1.5 billion – $2 billion	0.575%
		Above $2 billion	0.550%
UBS U.S. Large Cap Value Equity Fund	0.70%	$0 - $500 million	0.700%
		On the next $500 million – $1 billion	0.650%
		On the next $1 billion – $1.5 billion	0.600%
		On the next $1.5 billion – $2 billion	0.575%
		Above $2 billion	0.550%
UBS U.S. Small Cap Growth Fund	0.85%	$0 - $1 billion	0.850%
		Above $1 billion	0.825%

With regard to UBS International Equity Fund, the Advisor has agreed to irrevocably waive its fees and reimburse certain expenses so that the total operating expenses of the Fund do not exceed the amount listed in the footnote to its Expense Table.

	Effective advisory fee as of June 30,	Advisory fee breakpoint schedule
Fund	2010	Assets under management	Fee
UBS International Equity Fund	0.80%	$0 - $500 million	0.800%
		On the next $500 million – $1 billion	0.750%
		On the next $1 billion – $1.5 billion	0.700%
		On the next $1.5 billion – $2 billion	0.675%
		Above $2 billion	0.650%

UBS Global Asset Management
58

The UBS Funds

Administrator

UBS Global AM (Americas) is also the administrator of the Funds. Each Fund pays UBS Global AM (Americas) an annual contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of portfolio holdings

The UBS Global Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund will generally post on their Web Site at http://www.ubs.com/globalam, the ten largest stock portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar-quarter end, 25 calendar days after the end of the calendar quarter. In addition, the UBS U.S. Equity Alpha Fund will generally post on the Web Site: (1) its five largest long and five largest short positions; (2) the three long and the three short positions that were the top contributors to its performance; and (3) the three long and the three short positions that were the most significant detractors from its performance, all as of the most recent calendar quarter end, 30 days after the end of each calendar quarter. Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web Site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. The semiannual and annual reports for each Fund will be posted on the Funds' Web Site at http://www.ubs.com/globalam. Please consult the Funds' SAI for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

Dividends and taxes

[TO BE UPDATED IN RULE 485(B) FILING:]

Dividends and distributions

Income dividends are normally declared, and paid, by each Fund annually. Net realized capital gains, if any, are declared and distributed at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distributions will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Clients who own Fund shares through certain wrap fee programs may not have the option of electing to receive dividends in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as "buying a dividend."

Taxes

Each Fund intends to qualify each year as a regulated investment company under the IRC. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes

UBS Global Asset Management
59

The UBS Funds

to you. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every year in accordance with IRS guidelines, you will receive a statement that shows the tax status of distributions you received for the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

If you are a taxable investor, when you sell or redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to such shares.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments and elects to do so, any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit.

Taxable ordinary distributions to non-US investors may be subject to US withholding tax at a 30% or lower treaty rate. An exemption from US withholding is provided for capital gain dividends paid by a Fund from long-term capital gains. Additionally, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), exemptions from US withholding tax are also provided for interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, distributions from the Funds to non-US investors from qualified net interest income from US sources and short-term capital gains are expected to be subject to US withholding tax because certain detailed information necessary for an exemption that might otherwise apply is not maintained by the Fund or expected to be available. Non-US investors are subject to back-up withholding at a rate of 28% on distributions and redemption proceeds paid to a shareholder who fails to certify that they are not a US person. Non-US investors also may be subject to US estate tax and are subject to special US tax certification requirements.

This discussion of "Dividends and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

UBS Global Asset Management
60

The UBS Funds

Supplemental investment advisor performance information

Because the Advisor has managed other advisory accounts for many years in a substantially similar manner to the way in which the Advisor manages certain Funds, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The tables on the following pages provide performance information for composites of all applicable advisory accounts ("Account Composite Performance") managed by the Advisor with substantially similar investment objectives, policies and investment strategies as the applicable Funds. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 5.50%. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is also provided for each composite.

Please note that the Account Composite Performance is not the Funds' own historical performance. The Account Composite Performance should not be considered a substitute for the Funds' performance, and the Account Composite Performance is not necessarily an indication of the Funds' future performance. The accounts included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts.

The Account Composite Performance may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines. Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Interest income from fixed income securities is accrued, and equity dividends are accrued as of the ex-dividend date. Investment transactions are accounted for on a trade date basis. Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Advisor. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Advisor. Terminated accounts are included through the last full month in which they were fully invested, and no alterations of composites have occurred due to changes in personnel.

UBS Global Asset Management
61

The UBS Funds

Supplemental performance information for the advisor of UBS Global Equity Fund

Composite performance: Global Equity Composite ("GEC")(4)
January 1, 1999 through December 31, 2009

Composite performance: Global Equity Composite ("GEC")(4)
For periods ended December 31, 2009

Year	GEC: net return after expenses and sales charge (%)(1)	GEC: net return after expenses (%)(2)	GEC: gross return before expenses and sales charge (%)	MSCI World Free Index (net) (%)(3)
1 year	34.77%	42.62%	44.35%	29.99%
5 years	0.76%	1.90%	3.18%	2.01%
10 years	1.76%	2.34%	3.62%	(0.24)%
Since inception	2.70%	3.23%	4.52%	1.81%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the index consisted of 24 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

(4)  Although the Advisor has managed this asset class since 1982, performance information is not shown for the period prior to December 31, 1998 because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

UBS Global Asset Management
62

The UBS Funds

Supplemental performance information for the advisor of UBS Global Equity Fund

Composite performance: Global Equity Composite ("GEC")(4)
January 1, 1999 through December 31, 2009

Year	GEC: net return after expenses and sales charge (%)(1)	GEC: net return after expenses (%)(2)	GEC: gross return before expenses and sales charge (%)	MSCI World Free Index (net) (%)(3)
2000	(5.81)%	(0.33)%	0.92%	(13.18)%
2001	(10.62)%	(5.42)%	(4.23)%	(16.82)%
2002	(21.81)%	(17.26)%	(16.21)%	(19.89)%
2003	21.38%	28.45%	30.02%	33.11%
2004	8.20%	14.49%	15.91%	14.72%
2005	1.43%	7.33%	8.67%	9.49%
2006	10.94%	17.40%	18.84%	20.07%
2007	(1.77)%	3.95%	5.24%	9.04%
2008	(44.41)%	(41.17)%	(40.40)%	(40.71)%
2009	34.77%	42.62%	44.35%	29.99%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The MSCI World Free Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the index consisted of 24 developed market country indices. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

(4)  Although the Advisor has managed this asset class since 1982, performance information is not shown for the period prior to December 31, 1998 because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

UBS Global Asset Management
63

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Large Cap Equity Fund

Composite performance: U.S. Large Cap Equity Composite ("LCEC")(4)
January 1, 1992 through December 31, 2009

Composite performance: U.S. Large Cap Equity Composite ("LCEC")(4)
For periods ended December 31, 2009

Year	LCEC: net return after expenses and sales charge (%)(1)	LCEC: net return after expenses (%)(2)	LCEC: gross return before expenses and sales charge (%)	Russell 1000 Index (%)(3)
1 year	24.40%	31.64%	33.24%	28.43%
5 years	(1.49)%	(0.37)%	0.83%	0.79%
10 years	1.87%	2.45%	3.63%	(0.49)%
Since inception	7.82%	8.16%	9.35%	7.93%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 1000 Index is designed to measure the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the US market. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Although the Advisor has managed this asset class since 1982, performance information for the period prior to December 31, 1991 is not shown because such information relates only to subsectors or carveouts of other accounts managed by the Advisor.

UBS Global Asset Management
64

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Large Cap Equity Fund

Composite performance: U.S. Large Cap Equity Composite ("LCEC")(4)
January 1, 1992 through December 31, 2009

Year	LCEC: net return after expenses and sales charge (%)(1)	LCEC: net return after expenses (%)(2)	LCEC: gross return before expenses and taxes (%)	Russell 1000 Index (%)(3)
1992	7.72%	13.99%	15.17%	9.04%
1993	8.91%	15.24%	16.44%	10.15%
1994	(5.23)%	0.28%	1.34%	0.38%
1995	32.31%	40.01%	41.44%	37.77%
1996	18.16%	25.03%	26.32%	22.44%
1997	17.38%	24.22%	25.50%	32.85%
1998	11.46%	17.95%	19.17%	27.02%
1999	(9.95)%	(4.71)%	(3.71)%	20.91%
2000	(1.73)%	3.98%	5.07%	(7.79)%
2001	(3.55)%	2.06%	3.13%	(12.45)%
2002	(21.08)%	(16.49)%	(15.59)%	(21.65)%
2003	22.23%	29.35%	30.83%	29.89%
2004	6.96%	13.19%	14.56%	11.40%
2005	2.88%	8.87%	10.16%	6.27%
2006	7.67%	13.93%	15.30%	15.46%
2007	(4.80)%	0.74%	1.93%	5.77%
2008	(43.62)%	(40.33)%	(39.57)%	(37.60)%
2009	24.40%	31.64%	33.24%	28.43%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 1000 Index is designed to measure the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the US market. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Although the Advisor has managed this asset class since 1982, performance information for the period prior to December 31, 1991 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.

UBS Global Asset Management
65

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Large Cap Value Equity Fund

Composite performance: U.S. Large Cap Value Equity Composite ("LCVEC")
July 1, 1998 through December 31, 2009

Composite performance: U.S. Large Cap Value Equity Composite ("LCVEC")
For periods ended December 31, 2009

Year	LCVEC: net return after expenses and sales charge (%)(1)	LCVEC: net return after expenses (%)(2)	LCVEC: gross return before expenses and sales charge (%)	Russell 1000 Value Index (%)(3)
1 year	15.57%	22.31%	23.70%	19.69%
5 years	(2.10)%	(0.99)%	0.11%	(0.25)%
10 years	2.94%	3.52%	4.66%	2.47%
Since inception	2.69%	3.19%	4.33%	3.05%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 1000 Value Index is designed to measure the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
66

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Large Cap Value Equity Fund

Composite Performance: U.S. Large Cap Value Equity Composite ("LCVEC")
July 1, 1998 through December 31, 2009

Year	LCVEC: net return after expenses and sales charge (%)(1)	LCVEC: net return after expenses (%)(2)	LCVEC: gross return before expenses and sales charge (%)	Russell 1000 Value Index (%)(3)
1998(4)	(2.76)%	2.90%	3.46%	3.10%
1999	(6.76)%	(1.33)%	(0.24)%	7.33%
2000	10.04%	16.44%	17.71%	7.01%
2001	(3.21)%	2.42%	3.55%	(5.59)%
2002	(20.05)%	(15.40)%	(14.45)%	(15.52)%
2003	22.65%	29.78%	31.18%	30.03%
2004	7.20%	13.44%	14.68%	16.49%
2005	3.58%	9.61%	10.81%	7.07%
2006	11.56%	18.05%	19.33%	22.25%
2007	(5.35)%	0.15%	1.26%	(0.17)%
2008	(43.26)%	(39.95)%	(39.27)%	(36.85)%
2009	15.57%	22.31%	23.70%	19.69%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 1000 Value Index is designed to measure the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Performance is presented for July 1, 1998 through December 31, 1998.

UBS Global Asset Management
67

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Small Cap Growth Fund

Composite performance: U.S. Small Cap Growth Composite ("SCGC")(4)
August 1, 1994 through December 31, 2009

Composite performance: U.S. Small Cap Growth Composite ("SCGC")(4)
For periods ended December 31, 2009

Year	SCGC: net return after expenses and sales charge (%)(1)	SCGC: net return after expenses (%)(2)	SCGC: gross return before expenses and sales charge (%)	Russell 2000 Growth Index (%)(3)
1 year	25.67%	32.98%	34.72%	34.47%
5 years	(3.45)%	(2.35)%	(1.09)%	0.87%
10 years	1.94%	2.51%	3.88%	(1.37)%
Since inception	7.30%	7.69%	9.14%	5.32%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 2000 Growth Index is designed to measure the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

UBS Global Asset Management
68

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Small Cap Growth Fund

Composite performance: U.S. Small Cap Growth Composite ("SCGC")(4)
August 1, 1994 through December 31, 2009

Year	SCGC: net return after expenses and sales charge (%)(1)	SCGC: net return after expenses (%)(2)	SCGC: gross return before expenses and sales charge (%)	Russell 2000 Growth Index (%)(3)
1994(5)	1.03%	6.91%	7.53%	7.03%
1995	16.20%	22.96%	24.65%	31.04%
1996	11.58%	18.08%	19.71%	11.26%
1997	15.71%	22.45%	24.14%	12.94%
1998	(16.06)%	(11.17)%	(9.91)%	1.23%
1999	36.89%	44.86%	46.83%	43.09%
2000	16.95%	23.76%	25.47%	(22.43)%
2001	(16.07)%	(11.18)%	(9.92)%	(9.23)%
2002	(22.60)%	(18.09)%	(16.92)%	(30.26)%
2003	36.85%	44.81%	46.70%	48.54%
2004	4.67%	10.76%	12.17%	14.31%
2005	0.41%	6.25%	7.61%	4.15%
2006	2.22%	8.17%	9.54%	13.35%
2007	(1.17)%	4.58%	5.92%	7.05%
2008	(47.52)%	(44.46)%	(43.71)%	(38.54)%
2009	25.67%	32.98%	34.72%	34.47%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Russell 2000 Growth Index is designed to measure the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

(5)  Performance is presented for August 1, 1994 through December 31, 1994.

UBS Global Asset Management
69

(This page has been left blank intentionally.)

70

The UBS Funds

Financial highlights

[TO BE UPDATED IN RULE 485(B) FILING:]

Fiscal years ended June 30

The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

The selected financial information in the following tables has been derived from the financial statements audited by the Funds' independent registered public accounting firm, Ernst & Young, LLP, whose unqualified report thereon (the "Report") appears in the Funds' Annual Report to Shareholders dated June 30, 2010 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Funds' financial statements for the fiscal year ended June 30, 2010 and the Report are incorporated by reference into the SAI.

UBS Global Asset Management
71

UBS Global Equity Fund—Financial highlights

[TO BE UPDATED IN THE 485(B) FILING]

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$13.54	$15.47	$12.99	$11.63
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.10	0.15	0.13	0.11
Net realized and unrealized gain (loss) from investment activities	[_____]	(3.57)	(2.08)	2.47	1.32
Total income (loss) from investment operations	[_____]	(3.47)	(1.93)	2.60	1.43
Less dividends/distributions:
From net investment income and net foreign currency gains	[_____]	(0.61)	—	(0.12)	(0.07)
Net asset value, end of year	$[_____]	$9.46	$13.54	$15.47	$12.99
Total investment return(2)	[_____]%	(24.86)%	(12.48)%	20.11%	12.35%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$72,280	$117,601	$168,208	$173,052
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	1.48%	1.31%	1.35%	1.37%
After expense reimbursement	[_____]%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	[_____]%	1.10%	0.98%	0.91%	0.88%
Portfolio turnover	[_____]%	76%	66%	32%	48%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$13.13	$15.11	$12.69	$11.39
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.02	0.02	0.01	0.02
Net realized and unrealized gain (loss) from investment activities	[_____]	(3.43)	(2.00)	2.43	1.28
Total income (loss) from investment operations	[_____]	(3.41)	(1.98)	2.44	1.30
Less dividends/distributions:
From net investment income and net foreign currency gains	[_____]	(0.50)	—	(0.02)	—
Net asset value, end of year	$[_____]	$9.22	$13.13	$15.11	$12.69
Total investment return(2)	[_____]%	(25.39)%	(13.10)%	19.25%	11.41%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$1,254	$3,814	$7,439	$13,672
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[_____]%	2.25%	2.05%	2.17%	2.35%
After expense reimbursement/recoupment	[_____]%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets	[_____]%	0.26%	0.17%	0.10%	0.13%
Portfolio turnover	[_____]%	76%	66%	32%	48%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Fund, not to exceed the expense cap.

72

	Class C
	Year ended June 30,
	2010	2009	2008		2007	2006
Net asset value, beginning of year	$[_____]	$13.05	$15.02		$12.65	$11.35
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.03	0.03		0.02	0.02
Net realized and unrealized gain (loss) from investment activities	[_____]	(3.44)	(2.00)		2.42	1.28
Total income (loss) from investment operations	[_____]	(3.41)	(1.97)		2.44	1.30
Less dividends/distributions:
From net investment income and net foreign currency gains	[_____]	(0.51)	—		(0.07)	—
Net asset value, end of year	$[_____]	$9.13	$13.05		$15.02	$12.65
Total investment return(2)	[_____]%	(25.46)%	(13.12)%		19.28%	11.45%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$22,519	$35,900		$52,378	$56,836
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	2.30%	2.11%		2.14%	2.20%
After expense reimbursement	[_____]%	2.00%	2.00%		2.00%	2.00%
Ratio of net investment income to average net assets	[_____]%	0.34%	0.23%		0.16%	0.13%
Portfolio turnover	[_____]%	76%	66%		32%	48%
	Class Y
	Year ended June 30,
	2010	2009	2008		2007	2006
Net asset value, beginning of year	$[_____]	$13.84	$15.78		$13.23	$11.83
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.13	0.19		0.17	0.15
Net realized and unrealized gain (loss) from investment activities	[_____]	(3.63)	(2.13)		2.52	1.34
Total income (loss) from investment operations	[_____]	(3.50)	(1.94)		2.69	1.49
Less dividends/distributions:
From net investment income and net foreign currency gains	[_____]	(0.65)	—		(0.14)	(0.09)
Net asset value, end of year	$[_____]	$9.69	$13.84		$15.78	$13.23
Total investment return(2)	[_____]%	(24.52)%	(12.29)%		20.44%	12.67%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$66,646	$164,307		$180,027	$180,990
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[_____]%	1.08%	0.96%		0.99%	0.99%
After expense reimbursement/recoupment	[_____]%	1.00%	1.00	%(3)	0.99%	0.99%
Ratio of net investment income to average net assets	[_____]%	1.27%	1.29%		1.16	1.14%
Portfolio turnover	[_____]%	76%	66%		32%	48%

73

UBS International Equity Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007		2006
Net asset value, beginning of year	$[____]	$9.97	$12.99	$10.98		$9.48
Income (loss) from investment operations:
Net investment income(1)	[____]	0.10	0.17	0.17		0.16
Net realized and unrealized gain (loss) from investment activities	[____]	(2.89)	(1.83)	2.47		1.81
Total income (loss) from investment operations	[____]	(2.79)	(1.66)	2.64		1.97
Less dividends/distributions:
From net investment income and net foreign currency gains	[____]	(0.16)	(0.20)	(0.11)		(0.10)
From net realized gains	[____]	(0.54)	(1.16)	(0.52)		(0.37)
Total dividends/distributions	[____]	(0.70)	(1.36)	(0.63)		(0.47)
Net asset value, end of year	$[____]	$6.48	$9.97	$12.99		$10.98
Total investment return(2)	[____]%	(26.75)%	(13.93)%	24.84%		20.93%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[____]	$7,809	$17,023	$26,564		$23,539
Ratio of expenses to average net assets:
Before expense reimbursement	[____]%	1.57%	1.32%	1.38	%(3)	1.48%
After expense reimbursement	[____]%	1.25%	1.25%	1.26	%(3)	1.25%
Ratio of net investment income to average net assets	[____]%	1.50%	1.43%	1.42%		1.52%
Portfolio turnover	[____]%	124%	55%	72%		69%
	Class B
	Year ended June 30,
	2010	2009	2008	2007		2006
Net asset value, beginning of year	$[____]	$9.79	$12.81	$10.82		$9.34
Income (loss) from investment operations:
Net investment income(1)	[____]	0.06	0.08	0.06		0.08
Net realized and unrealized gain (loss) from investment activities.	[____]	(2.82)	(1.79)	2.46		1.77
Total income (loss) from investment operations	[____]	(2.76)	(1.71)	2.52		1.85
Less dividends/distributions:
From net investment income and net foreign currency gains	[____]	—	(0.15)	(0.01)		—
From net realized gains	[____]	(0.54)	(1.16)	(0.52)		(0.37)
Total dividends/distributions	[____]	(0.54)	(1.31)	(0.53)		(0.37)
Net asset value, end of year	$[____]	$6.49	$9.79	$12.81		$10.82
Total investment return(2)	[____]%	(27.30)%	(14.55)%	23.97%		19.86%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[____]	$218	$324	$555		$732
Ratio of expenses to average net assets:
Before expense reimbursement	[____]%	2.52%	2.25%	2.25	%(3)	2.22%
After expense reimbursement	[____]%	2.00%	2.00%	2.01	%(3)	2.00%
Ratio of net investment income to average net assets	[____]%	0.93%	0.67%	0.51%		0.77%
Portfolio turnover	[____]%	124%	55%	72%		69%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  Includes interest expense of 0.01%.

74

	Class C
	Year ended June 30,
	2010	2009	2008	2007		2006
Net asset value, beginning of year	$[_____]	$9.69	$12.71	$10.76		$9.30
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.05	0.09	0.08		0.08
Net realized and unrealized gain (loss) from investment activities	[_____]	(2.80)	(1.79)	2.42		1.77
Total income (loss) from investment operations	[_____]	(2.75)	(1.70)	2.50		1.85
Less dividends/distributions:
From net investment income and net foreign currency gains	[_____]	(0.06)	(0.16)	(0.03)		(0.02)
From net realized gains	[_____]	(0.54)	(1.16)	(0.52)		(0.37)
Total dividends/distributions	[_____]	(0.60)	(1.32)	(0.55)		(0.39)
Net asset value, end of year	$[_____]	$6.34	$9.69	$12.71		$10.76
Total investment return(2)	[_____]%	(27.33)%	(14.51)%	23.85%		19.93%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$914	$1,949	$2,576		$2,412
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	2.38%	2.13%	2.16	%(3)	2.17%
After expense reimbursement	[_____]%	2.00%	2.00%	2.01	%(3)	2.01%
Ratio of net investment income to average net assets	[_____]%	0.75%	0.75%	0.66%		0.77%
Portfolio turnover	[_____]%	124%	55%	72%		69%
	Class Y
	Year Ended June 30,
	2010	2009	2008	2007		2006
Net asset value, beginning of year	$[_____]	$10.05	$13.07	$11.04		$9.55
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.12	0.21	0.20		0.19
Net realized and unrealized gain (loss) from investment activities.	[_____]	(2.91)	(1.85)	2.49		1.79
Total income (loss) from investment operations	[_____]	(2.79)	(1.64)	2.69		1.98
Less dividends/distributions:
From net investment income and net foreign currency gains	[_____]	(0.21)	(0.22)	(0.14)		(0.12)
From net realized gains	[_____]	(0.54)	(1.16)	(0.52)		(0.37)
Total dividends/distributions	[_____]	(0.75)	(1.38)	(0.66)		(0.49)
Net asset value, end of year	$[_____]	$6.51	$10.05	$13.07		$11.04
Total investment return(2)	[_____]%	(26.62)%	(13.63)%	24.83%		21.22%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$66,665	$129,573	$172,150		$147,397
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	1.42%	1.13%	1.16	%(3)	1.19%
After expense reimbursement	[_____]%	1.00%	1.00%	1.01	%(3)	1.00%
Ratio of net investment income to average net assets	[_____]%	1.81%	1.79%	1.63%		1.77%
Portfolio turnover	[_____]%	124%	55%	72%		69%

75

UBS U.S. Equity Alpha Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	For the year ended June 30,			For the period ended
	2010	2009	2008	June 30, 2007(3)
Net asset value, beginning of period	$[_____]	$8.82	$11.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)(1)	[_____]	0.04	0.05	0.02
Net realized and unrealized gain (loss) from investment activities	[_____]	(2.48)	(2.10)	1.55
Total income (loss) from investment operations	[_____]	(2.44)	(2.05)	1.57
Less dividends/distributions:
From net investment income	[_____]	(0.07)	(0.03)	(0.01)
From net realized gains	[_____]	—	(0.65)	(0.01)
Total dividends/distributions	[_____]	(0.07)	(0.68)	(0.02)
Net asset value, end of period	$[_____]	$6.31	$8.82	$11.55
Total investment return(2)	[_____]%	(27.52)%	(18.49)%	15.73%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[_____]	$33,137	$93,344	$187,444
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and after interest and dividend expense for securities sold short	[_____]%	2.47%	1.93%	1.93	%(4)
After expense reimbursement/recoupment and interest and dividend expense for securities sold short	[_____]%	2.24%	1.93%	1.88	%(4)
After expense reimbursement/recoupment and before interest and dividend expense for securities sold short	[_____]%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss) to average net assets	[_____]%	0.63%	0.47%	0.30	%(4)
Portfolio turnover	[_____]%	154%	72%	81%

	Class Y
	For the year ended June 30,			For the period ended
	2010	2009	2008	June 30, 2007(3)
Net asset value, beginning of period	$[_____]	$8.82	$11.55	$10.00
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.00 (5)	0.08	0.04
Net realized and unrealized gain (loss) from investment activities	[_____]	(2.41)	(2.10)	1.54
Total income (loss) from investment operations	[_____]	(2.41)	(2.02)	1.58
Less dividends/distributions:
From net investment income	[_____]	(0.11)	(0.06)	(0.02)
From net realized gains	[_____]	—	(0.65)	(0.01)
Total dividends/distributions	[_____]	(0.11)	(0.71)	(0.03)
Net asset value, end of period	$[_____]	$6.30	$8.82	$11.55
Total investment return(2)	[_____]%	(27.22)%	(18.34)%	15.88%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[_____]	$95,804	$9,121	$5,405
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and after interest and dividend expense for securities sold short	[_____]%	2.33%	1.70%	1.67	%(4)
After expense reimbursement/recoupment and interest and dividend expense for securities sold short	[_____]%	2.25%	1.70%	1.67	%(4)
After expense reimbursement/recoupment and before interest and dividend expense for securities sold short	[_____]%	1.25%	1.25%	1.25	%(4)
Ratio of net investment income to average net assets	[_____]%	0.07%	0.74%	0.43	%(4)
Portfolio turnover	[_____]%	154%	72%	81%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  For the period September 26, 2006 (commencement of operations) through June 30, 2007.

(4)  Annualized.

(5)  Amount represents less than $0.005 per share.

76

	Class C
	For the year ended June 30,			For the period ended
	2010	2009	2008	June 30, 2007(3)
Net asset value, beginning of period	$[_____]	$8.74	$11.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)(1)	[_____]	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss) from investment activities	[_____]	(2.44)	(2.08)	1.55
Total income (loss) from investment operations	[_____]	(2.45)	(2.11)	1.51
Less dividends/distributions:
From net investment income	[_____]	—	—	—
From net realized gains	[_____]	—	(0.65)	(0.01)
Total dividends/distributions	[_____]	—	(0.65)	(0.01)
Net asset value, end of period	$[_____]	$6.29	$8.74	$11.50
Total investment return(2)	[_____]%	(28.03)%	(19.11)%	15.12%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[_____]	$9,003	$22,823	$42,750
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment and after interest and dividend expense for securities sold short	[_____]%	3.30%	2.74%	2.72	%(4)
After expense reimbursement/recoupment and interest and dividend expense for securities sold short	[_____]%	2.99%	2.68%	2.64	%(4)
After expense reimbursement/recoupment and before interest and dividend expense for securities sold short	[_____]%	2.25%	2.25%	2.25	%(4)
Ratio of net investment income (loss) to average net assets	[_____]%	(0.12)%	(0.28)%	(0.44	)%(4)
Portfolio turnover	[_____]%	154%	72%	81%

77

UBS U.S. Large Cap Equity Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$16.63	$21.19	$18.24	$17.27
Income (loss) from investment operations:
Net investment income (loss)(1)	[_____]	0.13	0.16	0.15	0.10
Net realized and unrealized gain (loss) from investment activities	[_____]	(4.84)	(3.68)	3.52	1.39
Total income (loss) from investment operations	[_____]	(4.71)	(3.52)	3.67	1.49
Less dividends/distributions:
From net investment income	[_____]	(0.07)	(0.16)	(0.10)	(0.11)
From net realized gains	[_____]	(0.37)	(0.88)	(0.62)	(0.41)
Total dividends/distributions	[_____]	(0.44)	(1.04)	(0.72)	(0.52)
Net asset value, end of year	$[_____]	$11.48	$16.63	$21.19	$18.24
Total investment return(2)	[_____]%	(28.04)%	(17.17)%	20.39%	8.62%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$34,406	$90,558	$158,138	$88,968
Ratio of expenses to average net assets	[_____]%	1.28%	1.16%	1.18%	1.24	%(4)
Ratio of net investment income (loss) to average net assets	[_____]%	1.05%	0.83%	0.75%	0.54%
Portfolio turnover	[_____]%	62%	47%	34%	50%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$16.20	$20.66	$17.84	$16.94
Income (loss) from investment operations:
Net investment income (loss)(1)	[_____]	0.04	0.01	0.00 (3)	(0.04)
Net realized and unrealized gain (loss) from investment activities	[_____]	(4.71)	(3.58)	3.44	1.35
Total income (loss) from investment operations	[_____]	(4.67)	(3.57)	3.44	1.31
Less dividends/distributions:
From net investment income	[_____]	(0.02)	(0.01)	—	—
From net realized gains	[_____]	(0.37)	(0.88)	(0.62)	(0.41)
Total dividends/distributions	[_____]	(0.39)	(0.89)	(0.62)	(0.41)
Net asset value, end of year	$[_____]	$11.14	$16.20	$20.66	$17.84
Total investment return(2)	[_____]%	(28.61)%	(17.79)%	19.50%	7.73%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$265	$635	$870	$989
Ratio of expenses to average net assets	[_____]%	2.02%	1.93%	1.95%	2.01	%(4)
Ratio of net investment income (loss) to average net assets	[_____]%	0.33%	0.07%	(0.01)%	(0.23)%
Portfolio turnover	[_____]%	62%	47%	34%	50%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  Amount represents less than $0.005 per share.

(4)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Fund, not to exceed the expense cap. The ratio of expenses to average net assets before expense recoupment was 1.20%, 1.92%, 1.96% and 0.92% for Class A, Class B, Class C and Class Y, respectively.

78

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$16.21	$20.66	$17.83	$16.93
Income (loss) from investment operations:
Net investment income (loss)(1)	[______]	0.04	0.02	0.00 (3)	(0.04)
Net realized and unrealized gain (loss) from investment activities	[______]	(4.71)	(3.59)	3.45	1.36
Total income (loss) from investment operations	[______]	(4.67)	(3.57)	3.45	1.32
Less dividends/distributions:
From net investment income	[______]	(0.03)	—	—	(0.01)
From net realized gains	[______]	(0.37)	(0.88)	(0.62)	(0.41)
Total dividends/distributions	[______]	(0.40)	(0.88)	(0.62)	(0.42)
Net asset value, end of year	$[______]	$11.14	$16.21	$20.66	$17.83
Total investment return(2)	[______]%	(28.57)%	(17.76)%	19.56%	7.79%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$4,719	$6,382	$10,591	$5,977
Ratio of expenses to average net assets	[______]%	1.96%	1.91%	1.92%	1.98	%(4)
Ratio of net investment income (loss) to average net assets	[______]%	0.35%	0.09%	0.01%	(0.20)%
Portfolio turnover	[______]%	62%	47%	34%	50%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$16.85	$21.44	$18.43	$17.42
Income (loss) from investment operations:
Net investment income (loss)(1)	[______]	0.17	0.22	0.21	0.15
Net realized and unrealized gain (loss) from investment activities	[______]	(4.91)	(3.72)	3.56	1.40
Total income (loss) from investment operations	[______]	(4.74)	(3.50)	3.77	1.55
Less dividends/distributions:
From net investment income	[______]	(0.12)	(0.21)	(0.14)	(0.13)
From net realized gains	[______]	(0.37)	(0.88)	(0.62)	(0.41)
Total dividends/distributions	[______]	(0.49)	(1.09)	(0.76)	(0.54)
Net asset value, end of year	$[______]	$11.62	$16.85	$21.44	$18.43
Total investment return(2)	[______]%	(27.85)%	(16.87)%	20.73%	8.91%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$217,821	$645,803	$833,023	$543,099
Ratio of expenses to average net assets	[______]%	0.96%	0.87%	0.89%	0.97	%(4)
Ratio of net investment income (loss) to average net assets	[______]%	1.39%	1.13%	1.04%	0.81%
Portfolio turnover	[______]%	62%	47%	34%	50%

79

UBS U.S. Large Cap Value Equity Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$8.42	$11.66	$10.54	$10.48
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.11	0.14	0.13	0.11
Net realized and unrealized gain (loss) from investment activities	[_____]	(2.66)	(2.25)	2.03	1.12
Total income (loss) from investment operations	[_____]	(2.55)	(2.11)	2.16	1.23
Less dividends/distributions:
From net investment income	[_____]	(0.06)	(0.14)	(0.11)	(0.12)
From net realized gains	[_____]	(0.87)	(0.99)	(0.93)	(1.05)
Total dividends/distributions	[_____]	(0.93)	(1.13)	(1.04)	(1.17)
Net asset value, end of year	$[_____]	$4.94	$8.42	$11.66	$10.54
Total investment return(2)	[_____]%	(29.74)%	(19.38)%	21.20%	12.13%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$43,951	$78,989	$113,213	$105,709
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	1.52%	1.32%	1.29%	1.31%
After expense reimbursement	[_____]%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	[_____]%	1.89%	1.35%	1.12%	1.07%
Portfolio turnover	[_____]%	67%	52%	27%	41%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$8.33	$11.50	$10.39	$10.31
Income (loss) from investment operations:
Net investment income(1)	[_____]	0.06	0.06	0.04	0.03
Net realized and unrealized gain (loss) from investment activities	[_____]	(2.62)	(2.21)	2.00	1.10
Total income (loss) from investment operations	[_____]	(2.56)	(2.15)	2.04	1.13
Less dividends/distributions:
From net investment income	[_____]	(0.03)	(0.03)	—	—
From net realized gains	[_____]	(0.87)	(0.99)	(0.93)	(1.05)
Total dividends/distributions	[_____]	(0.90)	(1.02)	(0.93)	(1.05)
Net asset value, end of year	$[_____]	$4.87	$8.33	$11.50	$10.39
Total investment return(2)	[_____]%	(30.23)%	(19.92)%	20.21%	11.25%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$247	$471	$1,061	$1,978
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	2.48%	2.17%	2.19%	2.15%
After expense reimbursement	[_____]%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	[_____]%	1.14%	0.59%	0.39%	0.32%
Portfolio turnover	[_____]%	67%	52%	27%	41%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

80

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[____]	$8.26	$11.42	$10.34	$10.30
Income (loss) from investment operations:
Net investment income(1)	[____]	0.06	0.06	0.04	0.03
Net realized and unrealized gain (loss) from investment activities	[____]	(2.60)	(2.18)	1.99	1.10
Total income (loss) from investment operations	[____]	(2.54)	(2.12)	2.03	1.13
Less dividends/distributions:
From net investment income	[____]	(0.02)	(0.05)	(0.02)	(0.04)
From net realized gains	[____]	(0.87)	(0.99)	(0.93)	(1.05)
Total dividends/distributions	[____]	(0.89)	(1.04)	(0.95)	(1.09)
Net asset value, end of year	$[____]	$4.83	$8.26	$11.42	$10.34
Total investment return(2)	[____]%	(30.25)%	(19.83)%	20.24%	11.26%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[____]	$5,429	$9,795	$15,919	$15,683
Ratio of expenses to average net assets:
Before expense reimbursement	[____]%	2.33%	2.10%	2.06%	2.08%
After expense reimbursement	[____]%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	[____]%	1.13%	0.60%	0.37%	0.32%
Portfolio turnover	[____]%	67%	52%	27%	41%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[____]	$8.46	$11.71	$10.58	$10.52
Income (loss) from investment operations:
Net investment income(1)	[____]	0.12	0.16	0.15	0.14
Net realized and unrealized gain (loss) from investment activities	[____]	(2.67)	(2.25)	2.05	1.12
Total income (loss) from investment operations	[____]	(2.55)	(2.09)	2.20	1.26
Less dividends/distributions:
From net investment income	[____]	(0.07)	(0.17)	(0.14)	(0.15)
From net realized gains	[____]	(0.87)	(0.99)	(0.93)	(1.05)
Total dividends/distributions	[____]	(0.94)	(1.16)	(1.07)	(1.20)
Net asset value, end of year	$[____]	$4.97	$8.46	$11.71	$10.58
Total investment return(2)	[____]%	(29.53)%	(19.15)%	21.52%	12.37%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[____]	$2,174	$5,694	$9,074	$7,172
Ratio of expenses to average net assets:
Before expense reimbursement	[____]%	1.45%	1.13%	1.06%	1.06%
After expense reimbursement	[____]%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	[____]%	2.08%	1.60%	1.36%	1.32%
Portfolio turnover	[____]%	67%	52%	27%	41%

81

UBS U.S. Small Cap Growth Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$13.31	$15.94	$14.41	$13.65
Income (loss) from investment operations:
Net investment loss(1)	[_____]	(0.06)	(0.12)	(0.14)	(0.12)
Net realized and unrealized gain (loss) from investment activities	[_____]	(4.69)	(1.47)	2.14	1.45
Total income (loss) from investment operations	[_____]	(4.75)	(1.59)	2.00	1.33
Distributions from net realized gains	[_____]	0.00 (3)	(1.04)	(0.47)	(0.57)
Net asset value, end of year	$[_____]	$8.56	$13.31	$15.94	$14.41
Total investment return(2)	[_____]%	(35.68)%	(10.25)%	14.18%	9.88%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$41,141	$92,759	$149,362	$151,731
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	1.67%	1.47%	1.65%	1.50%
After expense reimbursement	[_____]%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment loss to average net assets	[_____]%	(0.60)%	(0.81)%	(0.93)%	(0.82)%
Portfolio turnover	[_____]%	73%	51%	34%	49%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[_____]	$12.59	$15.25	$13.91	$13.29
Income (loss) from investment operations:
Net investment loss(1)	[_____]	(0.12)	(0.22)	(0.24)	(0.22)
Net realized and unrealized gain (loss) from investment activities	[_____]	(4.42)	(1.40)	2.05	1.41
Total income (loss) from investment operations	[_____]	(4.54)	(1.62)	1.81	1.19
Distributions from net realized gains	[_____]	0.00 (3)	(1.04)	(0.47)	(0.57)
Net asset value, end of year	$[_____]	$8.05	$12.59	$15.25	$13.91
Total investment return(2)	[_____]%	(36.06)%	(10.94)%	13.32%	9.09%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[_____]	$177	$661	$1,798	$5,598
Ratio of expenses to average net assets:
Before expense reimbursement	[_____]%	2.55%	2.20%	2.29%	2.39%
After expense reimbursement	[_____]%	2.03%	2.03%	2.03%	2.03%
Ratio of net investment loss to average net assets	[_____]%	(1.38)%	(1.58)%	(1.69)%	(1.57)%
Portfolio turnover	[_____]%	73%	51%	34%	49%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  Amount represents less than $0.005 per share.

82

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$12.57	$15.23	$13.89	$13.28
Income (loss) from investment operations:
Net investment loss(1)	[______]	(0.12)	(0.21)	(0.24)	(0.22)
Net realized and unrealized gain (loss) from investment activities	[______]	(4.42)	(1.41)	2.05	1.40
Total income (loss) from investment operations	[______]	(4.54)	(1.62)	1.81	1.18
Distributions from net realized gains	[______]	0.00 (3)	(1.04)	(0.47)	(0.57)
Net asset value, end of year	$[______]	$8.03	$12.57	$15.23	$13.89
Total investment return(2)	[______]%	(36.11)%	(10.95)%	13.33%	9.02%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[______]	$2,471	$6,042	$7,877	$8,329
Ratio of expenses to average net assets:
Before expense reimbursement	[______]%	2.45%	2.25%	2.28%	2.31%
After expense reimbursement	[______]%	2.03%	2.03%	2.03%	2.03%
Ratio of net investment loss to average net assets	[______]%	(1.38)%	(1.55)%	(1.68)%	(1.57)%
Portfolio turnover	[______]%	73%	51%	34%	49%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[______]	$13.74	$16.38	$14.75	$13.93
Income (loss) from investment operations:
Net investment loss(1)	[______]	(0.03)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain (loss) from investment activities	[______]	(4.85)	(1.52)	2.20	1.47
Total income (loss) from investment operations	[______]	(4.88)	(1.60)	2.10	1.39
Distributions from net realized gains	[______]	0.00 (3)	(1.04)	(0.47)	(0.57)
Net asset value, end of year	$[______]	$8.86	$13.74	$16.38	$14.75
Total investment return(2)	[______]%	(35.51)%	(10.03)%	14.54%	10.12%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	[______]	$134,378	$272,666	$303,029	$269,696
Ratio of expenses to average net assets:
Before expense reimbursement	[______]%	1.25%	1.12%	1.18%	1.13%
After expense reimbursement	[______]%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment loss to average net assets	[______]%	(0.36)%	(0.55)%	(0.68)%	(0.57)%
Portfolio turnover	[______]%	73%	51%	34%	49%

83

Funds' privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries ("Personal Information"). The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information. The Funds may share Personal Information described above with their affiliates for marketing and other business purposes, such as to facilitate the servicing of accounts. The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law. Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them. The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

UBS Global Asset Management
84

If you want more information about the Funds, the following documents are available free upon request:

Annual/semiannual reports

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of additional information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semiannual reports and the SAI by contacting the Funds directly at 1-800-647 1568. The annual and semiannual reports and the SAI may also be obtained, free of charge, by accessing the documents on the Funds' Web Site at http://www.ubs.com/globalam.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC) in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 202-551 8090. You may get copies of reports and other information about the Funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

•  Free from the EDGAR Database on the SEC's Internet Web Site at: http://www.sec.gov.

The UBS Funds

Investment Company Act File No. 811-6637

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

The UBS Funds

UBS Absolute Return Bond Fund

UBS Global Bond Fund

UBS High Yield Fund

UBS Core Plus Bond Fund
(formerly, UBS U.S. Bond Fund)

Prospectus

October 28, 2010

UBS Absolute Return Bond Fund; Class A (BNRAX), Class C (BNRCX), Class Y (BNRYX)

UBS Global Bond Fund; Class A (BNGBX), Class B (BNDBX), Class C (BNDCX), Class Y (BPGBX)

UBS High Yield Fund; Class A (BNHYX), Class B (BNHBX), Class C (BNHCX), Class Y (BIHYX)

UBS Core Plus Bond Fund; Class A (BNBDX), Class B (BNOBX), Class C (BNOCX), Class Y (BPBDX)

This prospectus offers Class A, Class C and Class Y shares in four of the eighteen series of The UBS Funds (the "Trust") listed above (each, a "Fund" and, collectively, the "Funds"). For each Fund except the UBS Absolute Return Bond Fund, this prospectus offers Class B shares only to existing shareholders of Class B shares with respect to the reinvestment of dividends and distributions and exchanges of Class B shares of the Funds and other series of the UBS Family of Funds. The UBS Absolute Return Bond Fund does not offer Class B Shares.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

The UBS Funds

Contents

The UBS Funds

What every investor should know about the Funds

Fund summaries

UBS Absolute Return Bond Fund	Page 3

UBS Global Bond Fund	Page 8

UBS High Yield Fund	Page 12

UBS Core Plus Bond Fund	Page 16

More information about the Funds

UBS Absolute Return Bond Fund—Investment objective, strategies, securities selection and risks	Page 20

UBS Global Bond Fund—Investment objective, strategies, securities selection and risks	Page 24

UBS High Yield Fund—Investment objective, strategies, securities selection and risks	Page 28

UBS Core Plus Bond Fund—Investment objective, strategies, securities selection and risks	Page 32

Your investment

Information for managing your fund account

Managing your Fund account	Page 35

—Flexible pricing	Page 35

—Buying shares	Page 41

—Selling shares	Page 44

—Exchanging shares	Page 45

—Pricing and valuation	Page 46

Additional information

Additional important information about the funds

Management	Page 48

Disclosure of portfolio holdings	Page 51

Dividends and taxes	Page 51

Supplemental investment advisor performance information	Page 53

Financial highlights	Page 61

Where to learn more about the funds	Back cover

Please find the UBS Funds' Privacy Notice on page [ ] of this Prospectus.

The Funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Absolute Return Bond Fund
Fund summary

Investment objective

The Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [ ] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [ ] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	2.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	0.50%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class C	Class Y
Management fees	[0.55 ]%	[0.55 ]%	[0.55 ]%
Distribution and/or service (12b-1) fees	0.15	0.50	None
Other expenses	[ ]	[ ]	[ ]
Acquired fund fees and expenses	[ ]	[ ]	[ ]
Total annual fund operating expenses(1)	[ ]	[ ]	[ ]
Management fee waiver/expense reimbursements	[ ]	[ ]	[ ]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[ ]	[ ]	[ ]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short), through the period ending October 27, 2011, do not exceed 1.00% for Class A shares, 1.35% for Class C shares and 0.85% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the

UBS Global Asset Management
3

example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class Y	[ ]	[ ]	[ ]	[ ]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal strategies
Principal investments

The Fund invests in securities and other investments to gain exposure to global bond markets and generate positive returns under a variety of market cycles. The Fund invests in fixed income securities of issuers located within and outside the United States. The Fund is a non-diversified fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation linked securities, convertible bonds, warrants, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. The Fund's investments in debt securities also may include both fixed rate and floating rate securities. In addition to investment in issuers in developed markets, the Fund also may invest up to 20% of its net assets in debt securities of emerging market issuers, regardless of credit rating.

The Fund generally will purchase investment grade fixed income securities. However, based on the Advisor's assessment of market conditions, the Fund also may invest up to 40% of its net assets in below investment grade securities (including but not limited to debt securities of corporations and supranationals, mortgage- and asset-backed securities and debt securities of emerging market issuers) at the time of purchase.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to interest rate and credit default swaps), and credit-linked securities. In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation. The Advisor expects that the duration of the Fund's portfolio will be between approximately +3 years and –3 years depending on the level and expected future direction of interest rates.

Management process

In employing its investment strategies for the Fund, the Advisor attempts to generate positive returns over time regardless of market conditions by managing the risks and market exposures of the Fund's portfolio. The Advisor actively manages portfolio duration along with credit quality, sector and individual security selection, including country and currency exposure. These decisions are integrated with analysis of global market and economic conditions.

With respect to the selection of securities to purchase for the Fund, the Advisor's investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences the Advisor also takes into account cyclical market drivers which may influence near term dynamics of market prices.

In implementing this style, the Advisor purchases securities for the Fund by using active asset allocation strategies across global fixed income markets and active security selection within each market. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are under-priced relative to their fundamental value. The valuation of asset classes

UBS Global Asset Management
4

reflects an integrated, fundamental analysis of global markets.

The Advisor emphasizes those fixed income market sectors, and selects for the Fund those securities that appear to be most undervalued relative to their yields and potential risks. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis.

The Fund actively manages its currency exposure and attempts to generate positive returns and manage risk through sophisticated currency management techniques, including hedging strategies. These decisions are integrated with analysis of global market and economic conditions.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds the return on LIBOR (a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates available) by 0.70% to 0.80% per year, net of fees over full (credit and interest rate) fixed income market cycles. A typical fixed income market cycle is one to three years. The Advisor does not represent or guarantee that the Fund will meet this total return goal. In light of recent illiquidity and volatility in the fixed income markets, it will be increasingly difficult for the Fund to meet the total return goal for the near future.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. When the Fund has a negative portfolio duration, a decline in interest rates may negatively impact the Fund's value. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor, while designed to enhance potential returns, may not produce the desired results. The Advisor may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. Also, in some cases, derivatives or other investments may be unavailable or the Advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

UBS Global Asset Management
5

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified Fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The US LIBOR 3-Month Index allows to compare the Fund's performance to a benchmark designed to track the interest rate earned on three month inter-bank US dollar denominated deposits with a coupon equal to the 3-month LIBOR (the London Interbank Offered Rate), a short-term interest rate that banks quote to each other and deemed generally representative of current cash rates available. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	Life of class
Class A (4/27/05)
Return before taxes	4.22%	(4.58)%
Class C (4/27/05)
Return before taxes	6.01	(4.38)
Class Y (4/27/05)
Return before taxes	7.09	(3.88)
Return after taxes on distributions	6.01	(5.64)
Return after taxes on distributions and sale of fund shares	4.59	(4.18)
BofA Merrill Lynch US Treasury 1-3 Year Index	0.78	4.25
US LIBOR 3-Month Index	0.76	3.71

(Indices reflect no deduction for fees, expenses or taxes.)

UBS Global Asset Management
6

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio manager:

•  Christian Jochum, portfolio manager of the Fund since 2008.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
7

UBS Global Bond Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [ ] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page[ ] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	0.75%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class B	Class C	Class Y
Management fees	[0.65 ]%	[0.65 ]%	[0.65 ]%	[0.65 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	0.75	None
Other expenses(1)	[ ]	[ ]	[ ]	[ ]
Total annual fund operating expenses	[ ]	[ ]	[ ]	[ ]
Management fee waiver/expense reimbursements	[ ]	[ ]	[ ]	[ ]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[ ]	[ ]	[ ]	[ ]

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.15% for Class A shares, 1.90% for Class B shares, 1.65% for Class C shares and 0.90% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would

UBS Global Asset Management
8

result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class B (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class B (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class C (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class Y	[ ]	[ ]	[ ]	[ ]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal strategies
Principal investments

The Fund generally invests at least 65% of its net assets in investment grade global debt securities that may also provide the potential for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds. The Fund is a non-diversified fund.

The Fund may invest in all types of fixed income securities of US, foreign and emerging markets issuers. Investments in bonds may include, but are not limited to, debt securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in bonds of any maturity, but generally invests in bonds having an initial maturity of more than one year.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to interest rate and credit default swaps), and credit-linked securities.

Management process

With respect to the selection of securities to purchase for the Fund, the Advisor's investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences the Advisor also takes into account cyclical market drivers which may influence near term dynamics of market prices.

In implementing this style, the Advisor purchases securities for the Fund by using active asset allocation strategies across global fixed income markets and active security selection within each market. The Fund can hold securities that are not included in its benchmark index. Thus, the relative weightings of different types of securities in the Fund's portfolio will not necessarily match those of the benchmark. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are under-priced relative to their fundamental value. The valuation of asset classes reflects an integrated, fundamental analysis of global markets.

The Advisor emphasizes those fixed income market sectors, and selects for the Fund those securities that appear to be most undervalued relative to their yields and potential risks. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them

UBS Global Asset Management
9

earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as

UBS Global Asset Management
10

401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (11/5/01)
Return before taxes	1.63%	(0.99)%	N/A	3.89%
Class B (11/26/01)
Return before taxes	0.67	(1.13)%	N/A	4.28
Class C (7/2/02)(1)
Return before taxes	5.22	(0.55)%	N/A	3.40
Class Y (7/31/93)
Return before taxes	6.78	0.19	4.23	4.71
Return after taxes on distributions	5.57	(1.76)	2.62	2.68
Return after taxes on distributions and sale of fund shares	4.36	(0.96)	2.71	2.81
Barclays Capital Global Aggregate Index	6.93	4.56	6.49	*

(Index reflects no deduction for fees, expenses or taxes.)

*  Average annual total returns for the Barclays Capital Global Aggregate Index for the life of each class were as follows: Class A—6.95%; Class B—7.34%; Class C—6.95%; Class Y—6.32%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio manager:

•  Christian Jochum, portfolio manager of the Fund since 2008.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
11

UBS High Yield Fund
Fund summary

Investment objective

The Fund seeks to provide high current income, as well as capital growth when consistent with high current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [ ] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [ ] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	0.75%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class B	Class C	Class Y
Management fees	[0.60 ]%	[0.60 ]%	[0.60 ]%	[0.60 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	0.75	None
Other expenses(1)	[ ]	[ ]	[ ]	[ ]
Total annual fund operating expenses	[ ]	[ ]	[ ]	[ ]
Management fee waiver/expense reimbursements	[ ]	[ ]	[ ]	[ ]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[ ]	[ ]	[ ]	[ ]

1  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, securities loan fees and dividend expenses for securities sold short), through the period ending October 27, 2011, do not exceed 1.20% for Class A shares, 1.95% for Class B shares, 1.70% for Class C shares and 0.95% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the

UBS Global Asset Management
12

example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class B (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class B (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class C (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class Y	[ ]	[ ]	[ ]	[ ]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal strategies
Principal investments

The Fund invests in a portfolio of higher yielding, lower-rated debt securities issued by foreign and domestic companies. Under normal conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) are invested in fixed income securities that provide higher yields and are lower-rated. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed income securities may include, but are not limited to, mortgage-backed and asset-backed securities. Up to 25% of the Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging markets.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to interest rate and credit default swaps), and credit-linked securities.

Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's or BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

Management process

The Fund will invest in securities that the Advisor expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. In selecting securities, the Advisor uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook, may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

The Advisor determines optimal sector, security and rating weightings based on its assessment of macro and microeconomic factors. Depending on market conditions, undervalued securities may be found in different sectors. Therefore, all investment decisions are interrelated and made using ongoing sector, security and rating evaluation.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

UBS Global Asset Management
13

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

UBS Global Asset Management
14

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (12/31/98)
Return before taxes	38.18%	3.22%	4.68%	4.67%
Class B (11/7/01)
Return before taxes	38.14	3.09	N/A	6.44
Class C (11/7/01)(1)
Return before taxes	42.75	3.62	N/A	6.51
Class Y (9/30/97)
Return before taxes	44.50	4.42	5.44	5.66
Return after taxes on distributions	39.18	1.25	1.66	1.96
Return after taxes on distributions and sale of fund shares	28.34	1.85	2.22	2.46
BofA Merrill Lynch US High Yield Cash Pay Constrained Index	56.78	6.24	6.89	*

(Index reflects no deduction for fees, expenses or taxes.)

*  Average annual total returns for the BofA Merrill Lynch US High Yield Cash Pay Constrained Index for the life of each class were as follows: Class A—6.40%; Class B—8.51%; Class C—8.51%; Class Y—6.24%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Craig Ellinger, portfolio manager of the Fund since 2010.

•  Matthew Iannucci, portfolio manager of the Fund since 2010.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
15

UBS Core Plus Bond Fund
(formerly, UBS U.S. Bond Fund)
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [ ] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [ ] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class B(1)	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	5.00%	0.75%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

1  Class B shares are only offered to existing Class B shareholders with respect to reinvestment of dividends/distributions or exchanges of Class B shares of other UBS funds.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN 485(B) FILING]

	Class A	Class B	Class C	Class Y
Management fees	[0.50 ]%	[0.50 ]%	[0.50 ]%	[0.50 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	0.75	None
Other expenses	[ ]	[ ]	[ ]	[ ]
Acquired fund fees and expenses	[ ]	[ ]	[ ]	[ ]
Total annual fund operating expenses(1)	[ ]	[ ]	[ ]	[ ]
Management fee waiver/expense reimbursements	[ ]	[ ]	[ ]	[ ]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[ ]	[ ]	[ ]	[ ]

1  Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 0.64% for Class A shares, 1.39% for Class B shares, 1.14% for Class C shares and 0.39% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end

UBS Global Asset Management
16

of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 year	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class B (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class B (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class C (assuming sale of all shares at end of period)	[ ]	[ ]	[ ]	[ ]
Class C (assuming no sale of shares)	[ ]	[ ]	[ ]	[ ]
Class Y	[ ]	[ ]	[ ]	[ ]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds, which are defined as fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of greater than one year.

The Fund's investments in fixed income securities may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed and asset-backed securities.

The Fund may invest up 35% of its net assets in foreign fixed income securities, with up to 30% of its net assets in fixed income securities denominated in foreign currencies. Under normal conditions, the Fund expects to limit foreign currency exposure to 20% of the Fund's net assets.

In addition, the Fund may invest up to 30% of its net assets in any combination of high yield securities, emerging market fixed income securities or other non-investment grade securities, provided that no more than 15% of its net assets may be invested in developed market high yield securities and no more than 15% of its net assets may be invested in emerging market securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund's assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to interest rate and credit default swaps), and credit-linked securities.

Management process

The Advisor uses an investment style focused on investment fundamentals. The Advisor believes that investment fundamentals determine and define investment value. Market prices tend to be more volatile than fundamental value, and the Advisor seeks to identify and exploit these periodic differences. In analyzing price/value differences, the Advisor also takes into account cyclical market drivers that may influence near term dynamics of market prices.

The Advisor considers various factors and incorporates numerous tools to construct and manage investment portfolios. Through a combination of top-down macroeconomic analysis and forecasting and intensive bottom-up issuer-specific research, the Advisor makes active decisions related to duration, yield curve positioning, relative sector, issuer, and quality exposures. Both quantitative and qualitative analysis is employed to all facets of portfolio construction and management with a comprehensive focus on risk management in both absolute and benchmark-relative terms.

UBS Global Asset Management
17

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

UBS Global Asset Management
18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Average annual total returns
(for the periods ended December 31, 2009)

Class (inception date)	1 year	5 years	10 years	Life of class
Class A (6/30/97)
Return before taxes	5.62%	(0.50)%	3.20%	3.60%
Class B (11/6/01)
Return before taxes	4.91	(0.64)	N/A	1.42
Class C (11/8/01)(1)
Return before taxes	9.35	(0.11)	N/A	1.44
Class Y (8/31/95)
Return before taxes	10.91	0.67	3.92	4.53
Return after taxes on distributions	8.72	(1.27)	1.94	2.38
Return after taxes on distributions and sale of fund shares	7.05	(0.53)	2.19	2.58
Barclays Capital US Aggregate Index	5.93	4.97	6.33	*

(Index reflects no deduction for fees, expenses or taxes.)

*  Average annual total returns for the Barclays Capital US Aggregate Index for the life of each class were as follows: Class A—6.18%; Class B—5.05%; Class C—5.05%; Class Y—6.24%.

1  Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio manager:

•  Michael Dow, portfolio manager of the Fund since 2008.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
19

The UBS Funds

More information about the Funds—UBS Absolute Return Bond Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Principal investment strategies

The Fund invests in securities and other investments to gain exposure to global bond markets and generate positive returns under a variety of market cycles. The Fund invests in fixed income securities of issuers located within and outside the United States. The Fund also may invest in open-end investment companies advised by the Advisor to gain exposure to certain global bond markets. The Fund is a non-diversified fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation linked securities, convertible bonds, warrants, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. The Fund's investments in debt securities also may include both fixed rate and floating rate securities. In addition to investment in issuers in developed markets, the Fund also may invest up to 20% of its net assets in debt securities of emerging market issuers, regardless of credit rating.

The Fund generally will purchase investment grade fixed income securities. However, based on the Advisor's assessment of market conditions, the Fund also may invest up to 40% of its net assets in below investment grade securities (including but not limited to debt securities of corporations and supranationals, mortgage- and asset-backed securities and debt securities of emerging market issuers) at the time of purchase. Below investment grade securities are rated below BBB- by Standard & Poor's Ratings Group ("S&P") or Baa3 by Moody's Investors Service, Inc. ("Moody's").

The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to the emerging markets, securitized mortgage, global loan and high yield asset classes, as well as other asset classes permitted for investment by the Fund. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments.

In employing its investment strategies for the Fund, the Advisor attempts to generate positive returns over time regardless of market conditions by managing the risks and market exposures of the Fund's portfolio. The Advisor actively manages portfolio duration along with credit quality, sector and individual security selection, including country and currency exposure. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of three years generally will decrease by approximately 3% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of three years generally will increase by approximately 3%. Conversely, when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of three years generally will increase by approximately 3% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of three years generally will decrease by approximately 3%. Price is a meaningful component of total return, but not the only component. Coupon or income is the other component, which is not materially impacted by changes in interest rate.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to

UBS Global Asset Management
20

The UBS Funds

More information about the Funds—UBS Absolute Return Bond Fund stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

In addition, the Fund may establish short positions in fixed income securities through the use of derivatives to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation. The Advisor expects that the duration of the Fund's portfolio will be between approximately +3 years and –3 years depending on the level and expected future direction of interest rates.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds the return on LIBOR (a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates available) by 0.70% to 0.80% per year, net of fees over full (credit and interest rate) fixed income market cycles. A typical fixed income market cycle is one to three years. The Advisor does not represent or guarantee that the Fund will meet this total return goal. In light of the recent illiquidity and volatility in the fixed income markets, it will be increasingly difficult for the Fund to meet the total return goal for the near future.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or investments that provide exposure to bonds.

Securities selection

The Advisor's investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences the Advisor also takes into account cyclical market drivers which may influence near term dynamics of market prices.

To implement this style, the Advisor purchases securities for the Fund by using active asset allocation strategies across global fixed income markets and active security selection within each market. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that it believes are underpriced relative to their fundamental value.

When determining fundamental value, the Advisor considers broadly based market data and indices that represent asset classes or markets and economic variables such as real interest rates, inflation and monetary policy. The valuation of asset classes reflects an integrated, fundamental analysis of global markets.

The Fund actively manages its currency exposure and attempts to generate positive returns and manage risk through sophisticated currency management techniques, including hedging strategies. These decisions are integrated with analysis of global market and economic conditions.

The Fund may invest in all types of fixed income securities of US and foreign issuers. The Advisor emphasizes those fixed income market sectors, and selects for the Fund those securities that appear to be most undervalued relative to their yields and potential risks. A stringent, research-based approach to issuer selection helps the Advisor to identify the credit quality and relative attractiveness of individual issuers. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis. In analyzing the relative attractiveness of sectors and securities, the Advisor considers:

•  Duration

•  Yield

•  Potential for capital appreciation

•  Current credit quality as well as possible credit upgrades or downgrades

UBS Global Asset Management
21

The UBS Funds

More information about the Funds—UBS Absolute Return Bond Fund

•  Narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities

•  For mortgage-related and asset-backed securities, anticipated changes in average prepayment rates

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. When the Fund has a negative portfolio duration, a decline in interest rates may negatively impact the Fund's value. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

•  Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

•  Illiquidity risk—The risk that the Fund may have difficulty or may not be able to sell its investments. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

•  Management risk—The risk that the investment strategies, techniques and risk analyses employed by the Advisor, while designed to enhance potential returns, may not produce the desired results. The Advisor may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. Also, in some cases, derivatives or other investments may be unavailable or the Advisor may choose not to use them under market

UBS Global Asset Management
22

The UBS Funds

More information about the Funds—UBS Absolute Return Bond Fund conditions when their use, in hindsight, may be determined to have been beneficial to the Fund.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains and losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
23

The UBS Funds

More information about the Funds—UBS Global Bond Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

The Fund generally invests at least 65% of its net assets in investment grade global debt securities that may also provide the potential for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds. The Fund is a non-diversified fund.

The Fund may invest in all types of fixed income securities of US, foreign and emerging markets issuers. The Fund invests its assets in investments that are economically tied to a number of countries throughout the world. [TO BE UPDATED IN RULE 485(b) FILING:] As of June 30, 2010, the Fund was invested in securities of issuers from [__] countries and approximately [__]% of its assets were invested in US securities.

Investments in bonds may include, but are not limited to, debt securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in bonds of any maturity, but generally invests in bonds having an initial maturity of more than one year.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds.

Securities selection

The Advisor's investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences the Advisor also takes into account cyclical market drivers which may influence near term dynamics of market prices. The resulting investment signals are used to determine the relevant building blocks for portfolio construction.

To implement this style, the Advisor purchases securities for the Fund by using active asset allocation strategies across global fixed income markets and active security selection within each market. The Fund can hold securities that are not included in its benchmark index. Thus, the relative weightings of different types of securities in the Fund's portfolio will not necessarily match those of the benchmark. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are underpriced relative to their fundamental value.

When determining fundamental value, the Advisor considers broadly based market data and indices that represent asset classes or markets and economic variables such as real interest rates, inflation and monetary policy. The valuation of asset classes reflects an integrated, fundamental analysis of global markets.

UBS Global Asset Management
24

The UBS Funds

More information about the Funds—UBS Global Bond Fund

The Fund's allocation among different currencies will be identical to that of the benchmark index if the Advisor believes that global currency markets are fairly priced relative to each other and associated risks. However, the Fund may actively depart from this normal currency allocation when the Advisor deems it prudent to do so.

The Advisor emphasizes those fixed income market sectors, and selects for the Fund those securities, that appear to be most undervalued relative to their yields and potential risks. A stringent, research based approach to issuer selection helps the Advisor to identify the credit quality and relative attractiveness of individual issuers. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. In analyzing the relative attractiveness of sectors and securities, the Advisor considers:

•  Duration

•  Yield

•  Potential for capital appreciation

•  Current credit quality as well as possible credit upgrades or downgrades

•  Narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities

•  For mortgage-related and asset-backed securities, anticipated changes in average prepayment rates

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to the emerging markets debt, global loan and high yield asset classes, as well as other asset classes permitted for investment by the Fund. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for
UBS Global Asset Management
25

The UBS Funds

More information about the Funds—UBS Global Bond Fund

certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging markets countries.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified Fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve

UBS Global Asset Management
26

The UBS Funds

More information about the Funds—UBS Global Bond Fund

leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
27

The UBS Funds

More information about the Funds—UBS High Yield Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to provide high current income, as well as capital growth when consistent with high current income.

Principal investment strategies

The Fund invests in a portfolio of higher yielding, lower-rated debt securities issued by foreign and domestic companies. Under normal conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) are invested in fixed income securities that provide higher yields and are lower-rated. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed income securities may include, but are not limited to, mortgage-backed and asset-backed securities. Up to 25% of the Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging markets.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's or BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in high yield, lower-rated fixed income securities.

In addition, the Fund may, but is not required to, invest up to 20% of its net assets in the UBS Opportunistic Loan Relationship Fund series of UBS Relationship Funds (the "Loan Fund") to gain exposure to the global loan market to the extent permitted by an exemptive order received by the Fund. The Fund does not pay fees in connection with its investment in the Loan Fund, but may pay expenses associated with such investments. The Loan Fund invests primarily in loan assignments, loan participations and other investments that provide exposure to loans, which may be US dollar or non-US dollar denominated and may have all types of interest rate payment and reset terms, including floating, variable and fixed rate. These investments may be of any credit quality, but are generally below investment grade. In addition, the Fund's investment in shares of the Loan Fund provides the Fund with exposure to senior secured, senior unsecured, subordinated and junior loan assignments and participations, as well as to other instruments that provide exposure to loans.

Securities selection

The Fund will invest in securities that the Advisor expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. In selecting securities, the Advisor uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook, may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

UBS Global Asset Management
28

The UBS Funds

More information about the Funds—UBS High Yield Fund

The Advisor's fixed income strategies combine judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. The Advisor also determines optimal sector, security and rating weightings based on its assessment of macro and microeconomic factors.

Depending on market conditions, undervalued securities may be found in different sectors. Therefore, all investment decisions are interrelated and made using ongoing sector, security and rating evaluation.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk

UBS Global Asset Management
29

The UBS Funds

More information about the Funds—UBS High Yield Fund

(the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  Risks of investments in loans—The possible fluctuations in the Loan Fund's value would directly affect the value of the Fund to the extent that the Fund is invested in the Loan Fund. With respect to the Loan Fund, an increase in demand for loans may adversely affect the rate of interest payable on loans acquired by the Loan Fund, thus reducing returns of the Loan Fund. Extreme increases in prevailing interest rates may cause an increase in loan defaults which may cause a decline in the Loan Fund's value. A decrease in interest rates could adversely affect the income earned by the Loan Fund from its loans. Moreover, because floating rates on loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Loan Fund's value for the floating rate securities in which the Loan Fund invests. In addition, in the event that a borrower in a loan defaults, the collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to liquidate. The Loan Fund's access to the collateral may be limited or delayed by bankruptcy and other insolvency laws. Unsecured loans are not supported by collateral, which results in a greater risk of loss. The Advisor has chosen to remain on the public side of all loan transactions, meaning it refuses access to non-public information. The Advisor effectively manages loans based only on available public material to allow greater use of common credit research across loans and the publicly traded bonds and equities of the borrowers. However, this lack of access to non-public information means that the Advisor does not receive information that would otherwise be useful in reviewing the credit quality and underlying financial condition of the borrower. In certain instances, however, the Advisor may seek access to non-public information with respect to a particular loan currently held by the Loan Fund if the loan has defaulted or is in danger of default or if the Fund is a material holder of the loan during a significant change in the terms of the loan. In these situations the Advisor may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value. With respect to the Loan Fund's investment in participations in loans, the Loan Fund has rights that are more limited than the rights of lenders or of persons who acquire a loan by assignment. In addition, the Loan Fund assumes the credit risk of the lender selling the participation, as well as the credit risk of the borrower. In the event of the insolvency of the lender selling the participation, the Loan Fund may be treated as a general creditor of the lender and may not have a senior claim to the lender's interest in the loan. Certain investments in loans or other securities in the Loan Fund may be considered illiquid. Loans are generally not traded on a national securities exchange, but are traded on active secondary markets. Economic and other events (whether real or perceived) can reduce the demand for certain loans or loans generally, which may

UBS Global Asset Management
30

The UBS Funds

More information about the Funds—UBS High Yield Fund

reduce market prices and cause the Loan Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted. No active trading market may exist for some loans and certain loans may be subject to restrictions on resale. In addition, a secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability of the Loan Fund to realize full value and thus cause a decline in the Loan Fund's net asset value.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
31

The UBS Funds

More information about the Funds—UBS Core Plus Bond Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds, which are defined as fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of greater than one year. Investments in fixed income securities may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed and asset-backed securities.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may invest up 35% of its net assets in foreign fixed income securities, with up to 30% of its net assets in fixed income securities denominated in foreign currencies. Under normal conditions, the Fund expects to limit foreign currency exposure to 20% of the Fund's net assets.

In addition, the Fund may invest up to 30% of its net assets in any combination of high yield securities, emerging market fixed income securities or other non-investment grade securities, provided that no more than 15% of its net assets may be invested in developed market high yield securities and no more than 15% of its net assets may be invested in emerging market securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund's assets in any combination among these types of investments or may choose not to invest in these types of investments.

In addition, pursuant to a fundamental investment policy, the Fund, under normal circumstances, invests at least 65% of its total assets in investment grade US debt securities with an initial maturity of more than one year.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds.

Securities selection

The Advisor's investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences, the Advisor also takes into account cyclical market drivers that may influence near term dynamics of market prices. The resulting investment signals are used to determine the relevant building blocks for portfolio construction.

To implement this style, the Advisor purchases securities for the Fund by using active asset allocation strategies across US fixed income markets and active security selection within each market. The Fund can hold securities that are not included in its benchmark index. Thus, the relative weightings of different types of securities in the Fund's portfolio will not necessarily match those of the benchmark. In deciding which

UBS Global Asset Management
32

The UBS Funds

More information about the Funds—UBS Core Plus Bond Fund

securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are under-priced relative to their fundamental value.

When determining fundamental value, the Advisor considers broadly based market data and indices that represent asset classes or markets and economic variables such as real interest rates, inflation and monetary policy. The valuation of asset classes reflects an integrated, fundamental analysis of US markets.

The Advisor emphasizes those fixed income market sectors, and selects for the Fund those securities that appear to be most undervalued relative to their yields and potential risks. A stringent, research-based approach to issuer selection helps the Advisor to identify the credit quality and relative attractiveness of individual issuers. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. In analyzing the relative attractiveness of sectors and securities, the Advisor considers:

•  Duration

•  Yield

•  Potential for capital appreciation

•  Current credit quality as well as possible credit upgrades or downgrades

•  Narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities

•  For mortgage-related and asset-backed securities, anticipated changes in average prepayment rates

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to the emerging markets debt, global loan and high yield asset classes, as well as other asset classes permitted for investment by the Fund. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Government securities risk—Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different

UBS Global Asset Management
33

The UBS Funds

More information about the Funds—UBS Core Plus Bond Fund

relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (i) the full faith and credit of the United States; (ii) the ability of the issuer to borrow from the US Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity; (iv) pools of assets (e.g., mortgage-backed securities); or (v) the United States in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency-issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
34

The UBS Funds

Managing your fund account

Flexible pricing

Each Fund offers three classes of shares–Class A, Class C and Class Y. Each Fund, except for the UBS Absolute Return Bond Fund, offers Class B shares to existing shareholders of Class B shares in limited circumstances as described in the section entitled "Class B shares" on page [ ]. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The Funds have adopted separate plans pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales charge waivers for Class A, Class B and Class C shares" later in this prospectus. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" later in this prospectus.

Class A shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Each Fund's Class A shares pay an annual service fee of 0.25% of average net assets, except UBS Absolute Return Bond Fund, which pays an annual service fee of 0.15% of average net assets. Class A shares pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each Fund are described in the following tables:

Class A sales charges. UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund:

	Sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

UBS Global Asset Management
35

The UBS Funds

Class A sales charges. UBS Absolute Return Bond Fund:

	Sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $50,000	2.50%	2.56%	2.00%
$50,000 to $99,999	2.00	2.04	1.75
$100,000 to $249,999	1.00	1.01	0.90
$250,000 and over(3)	None	None	0.50

(1)  A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Automatic Cash Withdrawal Plan are not subject to this charge.

(2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc. pays to the dealer an amount based upon the following schedule: 1.00% on the first $3 million, 0.75% on the next $2 million, and 0.50% on the next $5 million.

(3)  A contingent deferred sales charge of 0.50% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 0.50% charge. Withdrawals in the first year after purchase of up to 12% of the value of the Fund account under the Fund's Automatic Cash Withdrawal Plan are not subject to this charge.

If you intend to purchase more than $5 million of Class A shares, you should instead purchase Class Y shares, which have lower on-going expenses.

Class B shares

The Funds have ceased offering Class B shares (with exceptions for existing shareholders for exchanges or reinvesting dividends). New or additional investments into Class B shares, including investments through an automatic investment plan, are no longer permitted. Existing shareholders of Class B shares of UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, Class B share attributes, including the associated Rule 12b-1 plan service and distribution fees, contingent deferred sales charges and conversion features, as applicable, will continue.

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We

UBS Global Asset Management
36

The UBS Funds

calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

	Percentage (based on amount of investment) by which the shares' net asset value is multiplied:
If you sell shares within:	Less than $100,000	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
1st year since purchase	5%	3%	3%	2%
2nd year since purchase	4%	2%	2%	1%
3rd year since purchase	3%	2%	1%	None
4th year since purchase	2%	1%	None	None
5th year since purchase	2%	None	None	None
6th year since purchase	1%	None	None	None
7th year since purchase	None	None	None	None

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for shares of the Funds after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

•  First, Class B shares representing reinvested dividends, and

•  Second, Class B shares that you have owned the longest.

Class C shares

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for the UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund and 0.25% of average net assets for the UBS Absolute Return Bond Fund. Class C shares of each Fund also pay an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 0.75% for the UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund and 0.50% for UBS Absolute Return Bond Fund, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% for the UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund and 0.50% for UBS Absolute Return Bond Fund by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

UBS Global Asset Management
37

The UBS Funds

Sales charge waivers for Class A, Class B and Class C shares

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.  Redemptions from any registered mutual fund for which UBS Global AM (US) or any of its affiliates serves as principal underwriter if you:

•  Originally paid a front-end sales charge on the shares; and

•  Reinvest the money within 60 days of the redemption date.

The Funds' front-end sales charges will also not apply to Class A purchases by or through:

1.  Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

2.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

3.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

4.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

5.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), and their immediate family members, as allowed by the internal policies of their employer.

6.  Insurance company separate accounts.

7.  Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

8.  Reinvestment of capital gains distributions and dividends.

9.  College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

Class A, Class B and Class C shares contingent deferred sales charge waivers—The contingent deferred sales charge will be waived for:

•  Redemptions of Class A shares by former holders of Class N shares;

•  Exchanges between funds for which UBS Global AM (US) or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

UBS Global Asset Management
38

The UBS Funds

•  Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

—are limited annually to no more than 12% of the original account value;

—are made in equal monthly amounts, not to exceed 1% per month; and

—the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

•  Redemptions of shares purchased through certain retirement plans.

Sales charge reductions for Class A shares

Right of accumulation. A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B, Class C, Class P and/or Class Y shares of Family Funds1 already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B, Class C, Class P and/or Class Y shares, as well as those Class A, Class B, Class C, Class P and/or Class Y shares of your spouse and children under the age of 21 and who reside in the same household. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made, the investor or institution must provide UBS Global AM (US) with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

Shares purchased through a broker/dealer may be subject to different procedures concerning Rights of Accumulation. Please contact your investment professional for more information.

Letter of intent

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds1. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B, Class C and/or Class Y shares made not more than three months prior to the date that the investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, which must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before

1. Please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the forms of a Letter of Intent.

UBS Global Asset Management
39

The UBS Funds

the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global AM (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different procedures concerning Letters of Intent. Please contact your investment professional for more information.

Note on sales charge reductions and waivers for Class A, Class B and Class C shares

Additional information concerning sales charge reductions and waivers is available in the Funds' Statement of Additional Information ("SAI"). If you think you qualify for any of the sales charge waivers or reductions described previously, you may need to notify and/or provide documentation to UBS Global AM (US). You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to UBS Global AM (US) may include:

•  Information or records regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the Fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any information that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your investment professional or call 1-800-647 1568. If you want information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional. Also, information regarding the Funds' distribution arrangements and the applicable sales charge reductions and waivers is available on the Funds' Web Site, free of charge, at http://www.ubs.com/1/e/globalam/Americas/
globalamus/globalamusii/i_mutual_funds.html.

Class Y shares

Shareholders pay no front-end or deferred sales charges on Class Y shares. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)'s sole discretion. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

•  Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

•  Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

•  Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

•  Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

•  Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

•  Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program;

•  College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

UBS Global Asset Management
40

The UBS Funds

•  Other investors as approved by the Funds' Board of Trustees;

•  Shareholders who invest a minimum initial amount of $5 million in a Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums;

•  Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

•  Employees of UBS Global AM (Americas) and UBS Global AM (US), as long as the employee establishes an account in his or her name directly at the Funds' transfer agent and purchases a minimum initial amount of $50,000; and

•  Members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Funds' transfer agent.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

•  Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM (US));

•  Buying shares through the transfer agent as described later in this prospectus; or

•  Opening an account by exchanging shares from another Family Fund.

Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a processing fee to confirm a purchase. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds and UBS Global AM (US) reserve the right to reject a purchase order or suspend the offering of shares.

Through financial institutions/professionals

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

Additional compensation to affiliated dealer

UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

•  0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.; and

UBS Global Asset Management
41

The UBS Funds

•  a monthly retention fee at the annual rate of 0.075% of the value of shares of a Fund that are held in a UBS Financial Services Inc. account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources. These payments are often referred to as "revenue sharing."

Additional compensation to financial institution(s)

UBS Global AM (US) or the Advisor may pay compensation, out of the Advisor's profits and not as an additional charge to a Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. These payments are often referred to as "revenue sharing." Revenue sharing payments are paid in addition to any distribution or servicing fees payable under a 12b-1 or service plan of a Fund, any record keeping or sub-transfer agency fees payable by a Fund, or other fees described in the fee tables or elsewhere in the prospectus or SAI. Revenue sharing payments are paid from the Advisor's own resources and not as an additional charge to a Fund.

The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of the revenue share may be different for different financial institutions. For specific information about revenue sharing arrangements for a particular financial institution please see the SAI.

In some circumstances, revenue sharing payments may create an incentive for a financial institution, its employees or associated persons to recommend or sell shares of the Fund to you. You should consult with your financial advisor and review carefully any disclosure by the financial institution as to compensation received.

Minimum investments:

Class A, Class B and Class C shares:

To open an account	$1,000
To add to an account	$100

The Funds may waive or reduce these amounts for:

•  Employees of UBS Global AM (US) or its affiliates; or

•  Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

Market timers. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations—also known as "market timing." Market timing may cause a Fund to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. Market timing also may materially increase a Fund's transaction costs, administrative costs or taxes. These factors may hurt a Fund's performance and its shareholders.

In addition, the nature of a Fund's portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the Fund's portfolio holdings and the reflection of that change in the Fund's net asset value (often called "arbitrage market timing"). Such a delay may occur if a Fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the Fund calculates its net asset value. In such circumstances, the available market prices for such non-US securities may not accurately reflect the latest indications of value at the time the Fund calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not

UBS Global Asset Management
42

The UBS Funds

reflect appropriate fair value prices. One of the objectives of the Funds' fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. A Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM (Americas), as the Funds' Advisor and Administrator, determines to be a market timer. UBS Global AM (Americas) maintains market timing prevention procedures under which it reviews daily reports from the Funds' transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM (Americas) will consider the potential harm of the trading or exchange activity to a Fund or its shareholders. If UBS Global AM (Americas) determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Funds. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be temporarily barred from making additional investments into a Fund pending a definitive determination. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM (Americas) may prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.

Shares of the Funds may be held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Funds for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM (Americas) reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM (Americas) detects an unusual pattern of trading activity, UBS Global AM (Americas) will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary provide underlying account detail. If UBS Global AM (Americas) identifies market timing activity, it will instruct the Financial Intermediary to block the customer or participant from further purchases of Fund shares. In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM (Americas) will require the Financial Intermediary to block the particular plan from further purchases of Fund shares. UBS Global AM (Americas) also will periodically request underlying account detail for omnibus accounts for review and analysis.

While the Funds will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Funds' efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial Intermediary's frequent trading policies and procedures sufficiently protect Fund shareholders, the Funds and UBS Global AM (Americas) may rely on the Financial Intermediary's frequent trading policies and procedures with respect to transactions by shareholders investing through the Financial Intermediary rather than applying the Funds' market timing prevention procedures. The determination to rely on a Financial Intermediary's frequent trading policies and procedures will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM (Americas). The Chief Compliance Officer of UBS Global AM (Americas) will determine whether the policies and procedures sufficiently protect Fund shareholders. The types of Financial Intermediaries that may have frequent trading policies and procedures on which the Funds and UBS Global AM (Americas) may rely may include broker-dealers, advisors, clearing firms, bank trust departments, retirement plan administrators, other record keepers and certain wrap fee program/platforms. In such cases, a

UBS Global Asset Management
43

The UBS Funds

Financial Intermediary through which a shareholder may own Fund shares may impose frequent trading restrictions that differ from those of the Funds. If you have purchased shares through a Financial Intermediary as described above, you should contact your Financial Intermediary to determine the frequent trading restrictions that apply to your account.

Certain types of transactions will also be exempt from the market timing prevention procedures. These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan, redemptions by wrap fee accounts that have an automatic rebalancing feature and that have been identified to the Funds' principal underwriter and transfer agent, certain non-participant directed transactions in retirement plans, and purchases and redemptions by UBS funds of funds.

Selling shares

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment. If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Funds' transfer agent, you may sell them as explained later in this prospectus.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such redemptions. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM (Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Redemption fee

If you sell or exchange any class of shares of a Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable Fund, not to the Advisor or UBS Global AM (US). The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for

UBS Global Asset Management
44

The UBS Funds

purposes of calculating the redemption fee. The redemption fee will not apply to shares of the Funds that:

•  are held in certain omnibus accounts of certain Financial Intermediaries, such as broker-dealers or qualified retirement plans including 401 (k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the IRC, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However, account holders whose investments in a Fund are held in omnibus accounts through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the Funds' transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

•  are sold or exchanged under automatic withdrawal plans;

•  are held by investors in certain asset allocation programs that offer automatic rebalancing or wrap-fee or similar fee-based programs and that have been identified to the Funds' principal underwriter and transfer agent, except to the extent that transactions in those programs are shareholder initiated;

•  are sold due to death or disability of the shareholder; or

•  UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares

You may exchange Class A, Class B or Class C shares of a Fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares, but shareholders may be subject to a redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Family Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

Transfer agent

If you wish to invest in these Funds or any other of the Family Funds through the Funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

•  Your name and address;

•  Your account number;

•  The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

•  The dollar amount or number of shares you want to sell and/or exchange; and

UBS Global Asset Management
45

The UBS Funds

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

BNY Mellon Investment Serving (US) Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI 02940

You do not have to complete an application when you make additional investments in the same Fund.

Transfer of account limitations

If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your Fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the Fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the Fund's transfer agent, BNY Mellon Investment Serving (US) Inc. Please contact your broker or financial advisor, for information on how to transfer your shares to the Fund's transfer agent. If you transfer your shares to the Fund's transfer agent, the Fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon Investment Serving (US) Inc.

Should you decide to sell your shares of the Fund in lieu of transfer, you will pay a redemption fee or a CDSC if those fees are applicable. Should you have any questions regarding the portability of your Fund shares, please contact your broker or financial advisor.

Pricing and valuation

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges and redemption fees) that is next calculated after the Fund (or an Authorized Dealer or Sub-designee) receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other investments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities or investments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or investments. If a market value is not readily available from an independent pricing source for a particular security or investment, that security or investment is valued at a fair value determined by or under the direction of the Trust's Board of

UBS Global Asset Management
46

The UBS Funds

Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities and other investments which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The Trust's Board of Trustees has delegated to the UBS Global AM (Americas)' Global Valuation Committee the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. The types of securities and other investments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or investments whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities or investments that are restricted as to transfer or resale. The need to fair value the Funds' portfolio securities and other investments may also result from low trading volume in foreign markets or thinly traded domestic securities or investments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security's or investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or investments; and the evaluation of forces which influence the market in which the securities or investments are purchased and sold.

Each Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other investments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other investments also may be valued based upon appraisals derived from information concerning the security or investment or similar securities or investments received from recognized dealers in those holdings. If a Fund concludes that a market quotation is not readily available for a portfolio security or investment for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events. This policy is intended to assure that each Fund's net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value," that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM (Americas), the investment advisor of the Funds.

Valuing securities and other investments at fair value involves greater reliance on judgment than valuing securities and other investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security or investment if it were to sell the security or investment at approximately the time at which the Fund determines its net asset value per share. As a

UBS Global Asset Management
47

The UBS Funds

result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain Funds may invest in securities or investments that trade primarily in foreign markets that trade on weekends or other days on which the Funds do not calculate their net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Fund's Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

A Fund's portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value at the time the Fund's shares are priced. Each investment company calculates its net asset value based on the current market value for its portfolio holdings. Each investment company values securities and other investments in a manner as described in that investment company's prospectus.

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)" or the "Advisor"), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC. UBS Global AM (Americas) serves as the investment advisor to the Funds by managing the investment of assets of each Fund. As of June 30, 2010, the Advisor had approximately $142 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $528 billion in assets under management as of June 30, 2010. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement between the Trust and the Advisor on behalf of each Fund is available in the Funds' most-recent annual report to shareholders for the period ended June 30.

Portfolio management

The Advisor's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Information is provided below for those portfolio managers within each investment management team that are primarily responsible for coordinating the day-to-day management of each Fund.

UBS Absolute Return Bond Fund and UBS Global Bond Fund

Christian Jochum, Ph.D., is the lead portfolio manager for the UBS Absolute Return Bond Fund and UBS Global Bond Fund. Mr. Jochum has access to certain members of the Fixed-Income investment management team, each of whom is allocated a specified portion of each portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team

UBS Global Asset Management
48

The UBS Funds

members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Funds invest. Mr. Jochum, as lead portfolio manager and coordinator for management of each Fund, has responsibility for allocating each Fund's portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Jochum is provided below.

Christian Jochum has been a Senior Portfolio Manager at UBS Global Asset Management since 2005 and a Managing Director of UBS Global Asset Management since 2008. He has been an investment professional at UBS Global Asset Management since 1999 and a portfolio manager of the UBS Absolute Return Bond Fund and UBS Global Bond Fund since 2008.

UBS High Yield Fund

Craig Ellinger and Matthew Iannucci are the portfolio managers for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Ellinger and Mr. Iannucci have access to a globally integrated team of credit analysts. Mr. Ellinger and Mr. Iannucci have responsibility for the overall portfolio and for reviewing the overall composition of the portfolio to ensure its compliance with the Fund's stated investment objectives and strategies. Information about Mr. Ellinger and Mr. Iannucci is provided below.

Craig Ellinger is Managing Director and Global Head of Credit Research and High Yield at UBS Global Asset Management. Mr. Ellinger has been an investment professional with UBS Global Asset Management since 2000 and a portfolio manager of the Fund since June 2010.

Matthew Iannucci is the co-Head of US High Yield Portfolio Management at UBS Global Asset Management. Mr. Iannucci is an Executive Director and has been an investment professional with UBS Global Asset Management since 1996. Mr. Iannucci has been a portfolio manager of the Fund since April 2010.

UBS Core Plus Bond Fund

Michael Dow is the lead portfolio manager for the UBS Core Plus Bond Fund. Mr. Dow has access to certain members of the Fixed-Income investment management team, each of whom is allocated a specified portion of each portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Dow, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the Fund's portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Dow is provided below.

Michael Dow is a Managing Director and the Head of US Long Duration at UBS Global Asset Management. Mr. Dow has been an investment professional at UBS Global Asset Management since 2008. Prior to joining UBS Global Asset Management, Mr. Dow was an adjunct professor at Lake Forest College while working toward completing a Masters degree in applied economics and public policy and a Ph.D. in finance from 2004 to 2007. Prior to that, he was a senior portfolio manager at Reams Asset Management from 2003 to 2004 and worked at Pacific Investment Management Company (PIMCO) from 1995 to 2003 most recently as an investment grade corporate bond portfolio manager. Mr. Dow has been a portfolio manager of the Fund since 2008.

The Funds' SAI provides information about each Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Advisory fees

The effective investment advisory fees (expressed as a monthly fee at an annual rate multiplied by the average daily net assets of the Fund) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund, are

UBS Global Asset Management
49

The UBS Funds

presented in the following tables as of the one month ended June 30, 2010. During the fiscal year ended June 30, 2010 the Funds paid the Advisor investment advisory fees as set forth in each respective Fund's expenses and fee table in the line item "Management fees."

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the ordinary operating expenses of the Funds (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses with respect to all of the Funds and excluding securities loan fees and dividend expenses for securities sold short with respect to the UBS Absolute Return Bond Fund and UBS High Yield Fund) do not exceed the amounts listed in the footnotes to the Expense Tables. The contractual fee waiver and/or expense reimbursement agreement will remain in place for the period ending October 27, 2011. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

[TO BE UPDATED IN THE 485(B) FILING]

	Effective advisory fee as of June 30,	Advisory fee breakpoint schedule
Fund	2010	Assets under management	Fee
UBS Absolute Return Bond Fund	0.55%	$0 - $500 million	0.550%
		On the next $500 million – $1 billion	0.500%
		On the next $1 billion – $1.5 billion	0.475%
		On the next $1.5 billion – $2 billion	0.450%
		Above $2 billion	0.425%
UBS Global Bond Fund	0.65%	$0 - $1.5 billion	0.650%
		On the next $1.5 billion – $2 billion	0.600%
		Above $2 billion	0.550%
UBS High Yield Fund	0.60%	$0 - $500 million	0.600%
		On the next $500 million – $1 billion	0.550%
		Above $1 billion	0.525%
UBS Core Plus Bond Fund	0.50%	$0 - $500 million	0.500%
		On the next $500 million – $1 billion	0.475%
		On the next $1 billion – $1.5 billion	0.450%
		On the next $1.5 billion – $2 billion	0.425%
		Above $2 billion	0.400%

UBS Global Asset Management
50

The UBS Funds

Administrator

UBS Global AM (Americas) is also the administrator of the Funds. Each Fund pays UBS Global AM (Americas) an annual contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of portfolio holdings

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web Site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. The semiannual and annual reports for each Fund will be posted on the Funds' Web Site at http://www.ubs.com/globalam. Please consult the Funds' SAI for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

Dividends and taxes

[TO BE UPDATED IN RULE 485(B) FILING:]

Dividends and distributions

Income dividends are normally declared, and paid, by each Fund (except UBS Absolute Return Bond Fund) monthly and by UBS Absolute Return Bond Fund quarterly. Net realized capital gains, if any, are declared and distributed at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distributions will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Clients who own Fund shares through certain wrap fee programs may not have the option of electing to receive dividends in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as "buying a dividend."

Taxes

Each Fund intends to qualify each year as a regulated investment company under the IRC. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every year in accordance with IRS guidelines, you will receive a statement that shows the tax status of distributions you received for the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

UBS Global Asset Management
51

The UBS Funds

The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

If you are a taxable investor, when you sell or redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to such shares.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments and elects to do so, any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit.

Taxable ordinary distributions to non-US investors may be subject to US withholding tax at a 30% or lower treaty rate. An exemption from US withholding is provided for capital gain dividends paid by a Fund from long-term capital gains. Additionally, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), exemptions from US withholding tax are also provided for interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, distributions from the Funds to non-US investors from qualified net interest income from US sources and short-term capital gains are expected to be subject to US withholding tax because certain detailed information necessary for an exemption that might otherwise apply is not maintained by the Fund or expected to be available. Non-US investors are subject to back-up withholding at a rate of 28% on distributions and redemption proceeds paid to a shareholder who fails to certify that they are not a US person. Non-US investors also may be subject to US estate tax and are subject to special US tax certification requirements.

This discussion of "Dividends and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

UBS Global Asset Management
52

The UBS Funds

Supplemental investment advisor performance information

Because the Advisor has managed other advisory accounts for many years in a substantially similar manner to the way in which the Advisor manages certain Funds, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The tables on the following pages provide performance information for composites of all applicable advisory accounts ("Account Composite Performance") managed by the Advisor with substantially similar investment objectives, policies and investment strategies as the applicable Funds. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 4.50%. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is also provided for each composite.

Please note that the Account Composite Performance is not the Funds' own historical performance. The Account Composite Performance should not be considered a substitute for the Funds' performance, and the Account Composite Performance is not necessarily an indication of the Funds' future performance. The accounts included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts.

The Account Composite Performance may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines. Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Interest income from fixed income securities is accrued, and equity dividends are accrued as of the ex-dividend date. Investment transactions are accounted for on a trade date basis. Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Advisor. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Advisor. Terminated accounts are included through the last full month in which they were fully invested, and no alterations of composites have occurred due to changes in personnel.

UBS Global Asset Management
53

The UBS Funds

Supplemental performance information for the advisor of UBS Global Bond Fund

Composite performance: Global Bond Composite ("GBC")
January 1, 1982 through December 31, 2009

Composite performance: Global Bond Composite ("GBC")
For periods ended December 31, 2009

Year	GBC: net return after expenses and sales charge (%)(1)	GBC: net return after expenses (%)(2)	GBC: gross return before expenses and sales charge (%)	Barclays Capital Global Aggregate Index (%)(3)
1 year	(0.87)%	3.80%	4.99%	6.93%
5 years	2.30%	3.24%	4.43%	4.56%
10 years	5.27%	5.75%	6.96%	6.49%
Since inception	8.82%	9.00%	10.24%	N/A

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Barclays Capital Global Aggregate Index is an unmanaged broad-based, market capitalization weighted index which is designed to measure the broad global markets for US and non US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. The Barclays Capital Global Aggregate Index's inception date is December 31, 1989.

UBS Global Asset Management
54

The UBS Funds

Supplemental performance information for the advisor of UBS Global Bond Fund

Composite performance: Global Bond Composite ("GBC")
January 1, 1982 through December 31, 2009

Year	GBC: net return after expenses and sales charge (%)(1)	GBC: net return after expenses (%)(2)	GBC: gross return before expenses and sales charge (%)	Barclays Capital Global Aggregate Index (%)(3)
1982	16.68%	22.18%	23.56%	N/A
1983	5.75%	10.73%	12.00%	N/A
1984	0.15%	4.87%	6.07%	N/A
1985	27.86%	33.88%	35.38%	N/A
1986	18.15%	23.72%	25.12%	N/A
1987	10.64%	15.85%	17.17%	N/A
1988	0.81%	5.56%	6.77%	N/A
1989	2.90%	7.75%	8.98%	N/A
1990	4.59%	9.52%	10.77%	11.22%
1991	13.43%	18.77%	20.12%	16.04%
1992	2.80%	7.64%	8.87%	5.80%
1993	6.07%	11.07%	12.34%	11.08%
1994	(8.74)%	(4.44)%	(3.33)%	0.23%
1995	14.45%	19.84%	21.20%	19.66%
1996	3.57%	8.45%	9.69%	4.91%
1997	(3.16)%	1.40%	2.57%	3.79%
1998	7.51%	12.58%	13.86%	13.71%
1999	(10.73)%	(6.53)%	(5.44)%	(5.17)%
2000	(3.32)%	1.23%	2.39%	3.18%
2001	(6.65)%	(2.25)%	(1.13)%	1.57%
2002	14.05%	19.43%	20.78%	16.53%
2003	10.45%	15.66%	16.97%	12.51%
2004	4.22%	9.13%	10.38%	9.27%
2005	(12.35)%	(8.22)%	(7.15)%	(4.49)%
2006	(0.04)%	4.75%	5.95%	6.64%
2007	3.48%	8.36%	9.60%	9.48%
2008	3.58%	8.46%	9.70%	4.79%
2009	(0.87)%	3.80%	4.99%	6.93%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Barclays Capital Global Aggregate Index is an unmanaged broad-based, market capitalization weighted index which is designed to measure the broad global markets for US and non US corporate, government, governmental agency, supranational, mortgage-backed and asset-backed fixed income securities. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. The Barclays Capital Global Aggregate Index's inception date is December 31, 1989.

UBS Global Asset Management
55

The UBS Funds

Supplemental performance information for the advisor of UBS High Yield Fund

Composite performance: U.S. High Yield Bond Composite ("HYBC")
May 1, 1995 through December 31, 2009

Composite performance: U.S. High Yield Bond Composite ("HYBC")
For periods ended December 31, 2009

Year	HYBC: net return after expenses and sales charge (%)(1)	HYBC: net return after expenses (%)(2)	HYBC: gross return before expenses and sales charge (%)	BofA Merrill US HYCP Index (%)(3)	BofA Merrill US HYCP Constrained Index (%)(4)
1 year	34.15%	40.47%	42.11%	56.28%	56.78%
5 years	2.39%	3.34%	4.58%	6.23%	6.24%
10 years	4.03%	4.51%	5.67%	6.77%	6.89%
Since inception	5.94%	6.27%	7.40%	7.29%	N/A

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The BofA Merrill Lynch US High Yield Cash Pay Index ("BofA Merrill US HYCP Index") is an unmanaged index of publicly placed non-convertible, coupon-bearing US domestic debt with a term to maturity of at least one year. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  As of July 1, 2005, the benchmark changed from the BofA Merrill Lynch US High Yield Cash Pay Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index ("BofA Merrill US HYCP Constrained Index"). The BofA Merrill Lynch US High Yield Cash Pay Constrained Index is an unmanaged index of publicly placed non-convertible, coupon-bearing US dollar denominated below investment grade corporate debt with a term to maturity of at least one year. The index is market weighted, so that larger bond issuers have a greater effect on the index's return. However, the representation of any single bond issue is restricted to a maximum of 2% of the total index. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index's inception date is December 31, 1996.

UBS Global Asset Management
56

The UBS Funds

Supplemental performance information for the advisor of UBS High Yield Fund

Composite Performance: U.S. High Yield Bond Composite ("HYBC")
May 1, 1995 through December 31, 2009

Year		HYBC: net return after expenses and sales charge (%)(1)	HYBC: net return after expenses (%)(2)	HYBC: gross return before expenses and sales charge (%)	BofA Merrill US HYCP Index (%)(3)	BofA Merrill US HYCP Constrained Index (%)(4)
1995	(5)	6.33%	11.34%	12.04%	10.50%	NA
1996		6.92%	11.96%	13.01%	11.06%	NA
1997		7.96%	13.04%	14.11%	12.83%	12.58%
1998		2.66%	7.50%	8.52%	3.66%	3.63%
1999		(0.99)%	3.68%	4.66%	1.57%	1.57%
2000		(8.50)%	(4.19)%	(3.28)%	(3.79)%	(3.87)%
2001		(1.38)%	3.27%	4.25%	6.20%	6.24%
2002		(5.17)%	(0.70)%	0.24%	(1.14)%	0.14%
2003		15.26%	20.69%	21.97%	27.23%	27.01%
2004		6.23%	11.24%	12.56%	10.76%	10.76%
2005		(4.22)%	0.29%	1.50%	2.83%	2.85%
2006		4.63%	9.56%	10.87%	11.64%	10.61%
2007		(3.84)%	0.70%	1.90%	2.17%	2.50%
2008		(27.59)%	(24.18)%	(23.25)%	(26.21)%	(25.96)%
2009		34.15%	40.47%	42.11%	56.28%	56.78%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The BofA Merrill Lynch US High Yield Cash Pay Index ("BofA Merrill US HYCP Index") is an unmanaged index of publicly placed non-convertible, coupon-bearing US domestic debt with a term to maturity of at least one year. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  As of July 1, 2005, the benchmark changed from the BofA Merrill Lynch US High Yield Cash Pay Index to the BofA Merrill Lynch US High Yield Cash Pay Constrained Index ("BofA Merrill US HYCP Constrained Index"). The BofA Merrill Lynch US High Yield Cash Pay Constrained Index is an unmanaged index of publicly placed non-convertible, coupon-bearing US dollar denominated below investment grade corporate debt with a term to maturity of at least one year. The index is market weighted, so that larger bond issuers have a greater effect on the index's return. However, the representation of any single bond issue is restricted to a maximum of 2% of the total index. Investors should note that indices do not reflect the deduction of fees, expenses or taxes. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index's inception date is December 31, 1996.

(5)  Performance is presented for May 1, 1995 through December 31, 1995.

UBS Global Asset Management
57

The UBS Funds

Supplemental performance information for the advisor of UBS Core Plus Bond Fund

Composite performance: U.S. Core Plus Composite ("CPC")
July 1, 1995 through December 31, 2009

Composite performance: U.S. Core Plus Composite ("CPC")
For periods ended December 31, 2009

Year	CPC: net return after expenses and sales charge (%)(1)	CPC: net return after expenses (%)(2)	CPC: gross return before expenses and sales charge (%)	Barclays Capital US Aggregate Index (%)(3)
1 year	5.27%	10.24%	11.05%	5.93%
5 years	0.25%	1.17%	2.01%	4.97%
10 years	3.59%	4.07%	4.94%	6.33%
Since inception	4.46%	4.79%	5.67%	6.24%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Barclays Capital US Aggregate Index is an unmanaged broad based index designed to measure the US dollar-denominated, investment-grade, fixed rate taxable bond market. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed sectors. US agency hybrid adjustable rate mortgage (ARM) securities were added to the index on April 1, 2007. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
58

The UBS Funds

Supplemental performance information for the advisor of UBS Core Plus Bond Fund

Composite performance: U.S. Core Plus Composite ("CPC")
July 1, 1995 through December 31, 2009

Year		CPC: net return after expenses and sales charge (%)(1)	CPC: net return after expenses (%)(2)	CPC: gross return before expenses and sales charge (%)	Barclays Capital US Aggregate Index (%)(3)
1995	(4)	1.73%	6.52%	6.97%	6.31%
1996		0.19%	4.92%	5.80%	3.63%
1997		4.39%	9.32%	10.24%	9.65%
1998		2.49%	7.31%	8.22%	8.67%
1999		(3.63)%	0.92%	1.77%	(0.83)%
2000		5.27%	10.22%	11.15%	11.62%
2001		2.84%	7.69%	8.60%	8.44%
2002		4.14%	9.04%	9.96%	10.25%
2003		(0.23)%	4.46%	5.35%	4.10%
2004		(0.73)%	3.95%	4.83%	4.34%
2005		(2.83)%	1.74%	2.60%	2.43%
2006		(0.29)%	4.40%	5.29%	4.33%
2007		(3.82)%	0.71%	1.56%	6.97%
2008		(14.15)%	(10.10)%	(9.33)%	5.24%
2009		5.27%	10.24%	11.05%	5.93%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge. For periods prior to Class A shares' inception, the earliest expense ratio was used to calculate the net returns.

(3)  The Barclays Capital US Aggregate Index is an unmanaged broad based index designed to measure the US dollar-denominated, investment-grade, fixed rate taxable bond market. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed sectors. US agency hybrid adjustable rate mortgage (ARM) securities were added to the index on April 1, 2007. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Performance is presented for July 1, 1995 through December 31, 1995.

UBS Global Asset Management
59

This page intentionally left blank.

60

The UBS Funds

Financial highlights

[TO BE COMPLETED IN RULE 485(B) FILING:]

Fiscal years ended June 30

The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

The selected financial information in the following tables has been derived from the financial statements audited by the Funds' independent registered public accounting firm, Ernst & Young, LLP, whose unqualified report thereon (the "Report") appears in the Funds' Annual Report to Shareholders dated June 30, 2010 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Funds' financial statements for the fiscal year ended June 30, 2010 and the Report are incorporated by reference into the SAI.

UBS Global Asset Management
61

UBS Absolute Return Bond Fund—Financial highlights

[TO BE UPDATED IN THE 485(B) FILING]

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Fund, not to exceed the expense cap.

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$[ ]	$7.81	$10.05	$10.14	$9.98
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.13	0.34	0.35	0.28
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.88)	(2.13)	(0.06)	0.18
Total income (loss) from investment operations	[ ]	(0.75)	(1.79)	0.29	0.46
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(0.71)	(0.45)	(0.30)	(0.29)
From net realized gains	[ ]	—	—	(0.08)	(0.01)
Total dividends/distributions	[ ]	(0.71)	(0.45)	(0.38)	(0.30)
Net asset value, end of period	$[ ]	$6.35	$7.81	$10.05	$10.14
Total investment return(2)	[ ]%	(9.48)%	(18.07)%	2.87%	4.65%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[ ]	$17,850	$50,761	$257,180	$212,983
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[ ]%	1.12%	0.99%	0.95%	0.96%
After expense reimbursement/recoupment	[ ]%	1.00%	0.99%	0.95%	0.99	%(3)
Ratio of net investment income to average net assets	[ ]%	1.85%	3.68%	3.43%	2.78%
Portfolio turnover	[ ]%	99%	33%	56%	96%

	Class C
	Year ended June 30,
	2010	2009	2008	2007		2006
Net asset value, beginning of period	$[ ]	$7.81	$10.04	$10.14		$9.98
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.10	0.31	0.31		0.24
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.87)	(2.12)	(0.06)		0.18
Total income (loss) from investment operations	[ ]	(0.77)	(1.81)	0.25		0.42
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(0.69)	(0.42)	(0.27)		(0.25)
From net realized gains	[ ]	—	—	(0.08)		(0.01)
Total dividends/distributions	[ ]	(0.69)	(0.42)	(0.35)		(0.26)
Net asset value, end of period	$[ ]	$6.35	$7.81	$10.04		$10.14
Total investment return(2)	[ ]%	(9.81)%	(18.27)%	2.42%		4.30%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[ ]	$5,147	$9,971	$37,548		$30,618
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[ ]%	1.42%	1.32%	1.29%		1.32%
After expense reimbursement/recoupment	[ ]%	1.35%	1.32%	1.30	%(3)	1.35	%(3)
Ratio of net investment income to average net assets	[ ]%	1.46%	3.35%	3.07%		2.42%
Portfolio turnover	[ ]%	99%	33%	56%		96%

62

	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$[ ]	$7.81	$10.05	$10.15	$9.98
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.13	0.36	0.37	0.30
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.88)	(2.12)	(0.07)	0.19
Total income (loss) from investment operations	[ ]	(0.75)	(1.76)	0.30	0.49
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(0.72)	(0.48)	(0.32)	(0.31)
From net realized gains	[ ]	—	—	(0.08)	(0.01)
Total dividends/distributions	[ ]	(0.72)	(0.48)	(0.40)	(0.32)
Net asset value, end of period	$[ ]	$6.34	$7.81	$10.05	$10.15
Total investment return(2)	[ ]%	(9.32)%	(17.92)%	2.96%	4.94%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$[ ]	$130,933	$187,445	$259,089	$232,208
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	[ ]%	0.83%	0.76%	0.75%	0.77%
After expense reimbursement/recoupment	[ ]%	0.83%	0.76%	0.75%	0.77%
Ratio of net investment income to average net assets	[ ]%	1.94%	3.92%	3.63%	3.00%
Portfolio turnover	[ ]%	99%	33%	56%	96%

63

UBS Global Bond Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.17	$9.41	$9.50	$9.83
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.22	0.27	0.26	0.19
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.92)	(0.08)	(0.10)	(0.15)
Total income (loss) from investment operations	[ ]	(0.70)	0.19	0.16	0.04
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(1.35)	(0.43)	(0.25)	(0.37)
Net asset value, end of year	$[ ]	$7.12	$9.17	$9.41	$9.50
Total investment return(2)	[ ]%	(7.66)%	1.94%	1.67%	0.51%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$7,930	$12,123	$14,093	$15,546
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.68%	1.31%	1.40%	1.48%
After expense reimbursement	[ ]%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	[ ]%	2.90%	2.81%	2.67%	1.97%
Portfolio turnover	[ ]%	116%	137%	74%	114%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.20	$9.43	$9.52	$9.85
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.17	0.20	0.18	0.12
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.93)	(0.08)	(0.09)	(0.15)
Total income (loss) from investment operations	[ ]	(0.76)	0.12	0.09	(0.03)
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(1.30)	(0.35)	(0.18)	(0.30)
Net asset value, end of year	$[ ]	$7.14	$9.20	$9.43	$9.52
Total investment return(2)	[ ]%	(8.45)%	1.27%	0.90%	(0.26)%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$122	$131	$215	$420
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	2.55%	2.20%	2.17%	2.25%
After expense reimbursement	[ ]%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets	[ ]%	2.15%	2.06%	1.92%	1.22%
Portfolio turnover	[ ]%	116%	137%	74%	114%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

64

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.15	$9.38	$9.47	$9.81
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.18	0.22	0.21	0.14
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.92)	(0.07)	(0.10)	(0.15)
Total income (loss) from investment operations	[ ]	(0.74)	0.15	0.11	(0.01)
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(1.32)	(0.38)	(0.20)	(0.33)
Net asset value, end of year	$[ ]	$7.09	$9.15	$9.38	$9.47
Total investment return(2)	[ ]%	(8.27)%	1.56%	1.17%	(0.09)%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$1,856	$1,716	$1,491	$2,426
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	2.17%	1.79%	1.77%	1.88%
After expense reimbursement	[ ]%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets	[ ]%	2.37%	2.31%	2.17%	1.47%
Portfolio turnover	[ ]%	116%	137%	74%	114%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$10.24	$10.45	$10.51	$10.84
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.28	0.32	0.31	0.23
Net realized and unrealized gain (loss) from investment activities	[ ]	(1.05)	(0.08)	(0.10)	(0.17)
Total income (loss) from investment operations	[ ]	(0.77)	0.24	0.21	0.06
Less dividends/distributions:
From net investment income and net foreign currency gains	[ ]	(1.37)	(0.45)	(0.27)	(0.39)
Net asset value, end of year	$[ ]	$8.10	$10.24	$10.45	$10.51
Total investment return(2)	[ ]%	(7.54)%	2.28%	2.03%	0.65%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$24,437	$52,620	$107,465	$80,536
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.44%	1.04%	1.03%	1.16%
After expense reimbursement	[ ]%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	[ ]%	3.15%	3.06%	2.93%	2.22%
Portfolio turnover	[ ]%	116%	137%	74%	114%

65

UBS High Yield Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$6.19	$6.92	$6.89	$7.14
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.50	0.51	0.50	0.55
Net realized and unrealized gain (loss) from investment activities	[ ]	(1.00)	(0.75)	0.08	(0.24)
Total income (loss) from investment operations	[ ]	(0.50)	(0.24)	0.58	0.31
Less dividends/distributions:
From net investment income	[ ]	(0.53)	(0.49)	(0.55)	(0.56)
Net asset value, end of year	$[ ]	$5.16	$6.19	$6.92	$6.89
Total investment return(2)	[ ]%	(7.12)%	(3.55)%	8.60%	4.48%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$39,859	$40,582	$45,031	$51,121
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.33%	1.29%	1.28%	1.37%
After expense reimbursement	[ ]%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	[ ]%	9.96%	7.81%	7.16%	7.86%
Portfolio turnover	[ ]%	92%	39%	46%	64%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$6.20	$6.93	$6.89	$7.14
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.46	0.46	0.45	0.50
Net realized and unrealized gain (loss) from investment activities	[ ]	(1.01)	(0.75)	0.09	(0.25)
Total income (loss) from investment operations	[ ]	(0.55)	(0.29)	0.54	0.25
Less dividends/distributions:
From net investment income	[ ]	(0.49)	(0.44)	(0.50)	(0.50)
Net asset value, end of year	$[ ]	$5.16	$6.20	$6.93	$6.89
Total investment return(2)	[ ]%	(7.98)%	(4.27)%	7.93%	3.69%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$900	$1,480	$2,386	$2,497
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	2.15%	2.07%	2.04%	2.09%
After expense reimbursement	[ ]%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income to average net assets	[ ]%	9.01%	7.02%	6.42%	7.11%
Portfolio turnover	[ ]%	92%	39%	46%	64%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

66

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$6.19	$6.93	$6.89	$7.14
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.48	0.48	0.47	0.52
Net realized and unrealized gain (loss) from investment activities	[ ]	(1.01)	(0.76)	0.08	(0.25)
Total income (loss) from investment operations	[ ]	(0.53)	(0.28)	0.55	0.27
Less dividends/distributions:
From net investment income	[ ]	(0.50)	(0.46)	(0.51)	(0.52)
Net asset value, end of year	$[ ]	$5.16	$6.19	$6.93	$6.89
Total investment return(2)	[ ]%	(7.60)%	(4.03)%	8.05%	3.95%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$7,072	$8,453	$11,330	$12,177
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.86%	1.79%	1.78%	1.86%
After expense reimbursement	[ ]%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	[ ]%	9.41%	7.31%	6.66%	7.36%
Portfolio turnover	[ ]%	92%	39%	46%	64%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$6.23	$6.96	$6.92	$7.17
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.52	0.53	0.52	0.57
Net realized and unrealized gain (loss) from investment activities	[ ]	(1.01)	(0.75)	0.09	(0.24)
Total income (loss) from investment operations	[ ]	(0.49)	(0.22)	0.61	0.33
Less dividends/distributions:
From net investment income	[ ]	(0.54)	(0.51)	(0.57)	(0.58)
Net asset value, end of year	$[ ]	$5.20	$6.23	$6.96	$6.92
Total investment return(2)	[ ]%	(6.83)%	(3.28)%	8.98%	4.72%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$61,421	$99,538	$47,768	$33,015
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.06%	0.99%	0.98%	1.06%
After expense reimbursement	[ ]%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	[ ]%	10.07%	8.13%	7.43%	8.11%
Portfolio turnover	[ ]%	92%	39%	46%	64%

67

UBS Core Plus Bond Fund—Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Class A
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.13	$10.46	$10.27	$10.73
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.23	0.25	0.32	0.40
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.54)	(1.06)	0.24	(0.42)
Net increase from payment by Advisor	[ ]	—	—	—	—
Total income (loss) from investment operations	[ ]	(0.31)	(0.81)	0.56	(0.02)
Redemption fees	[ ]	0.01	0.01	—	—
Less dividends/distributions:
From net investment income	[ ]	(0.64)	(0.53)	(0.37)	(0.44)
Net asset value, end of year	$[ ]	$8.17	$9.13	$10.46	$10.27
Total investment return(2)	[ ]%	(3.29)%	(8.03)%	5.39%	(0.07)%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$9,128	$9,330	$29,356	$31,285
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.27%	1.02%	1.07%	1.07%
After expense reimbursement	[ ]%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	[ ]%	2.71%	2.50%	3.08%	3.79%
Portfolio turnover	[ ]%	247%	192%	209%	229%
	Class B
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.14	$10.47	$10.28	$10.74
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.16	0.18	0.25	0.32
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.54)	(1.07)	0.23	(0.42)
Net increase from payment by Advisor	[ ]	—	—	—	—
Total income (loss) from investment operations	[ ]	(0.38)	(0.89)	0.48	(0.10)
Redemption fees	[ ]	0.00 (3)	0.01	—	—
Less dividends/distributions:
From net investment income	[ ]	(0.58)	(0.45)	(0.29)	(0.36)
Net asset value, end of year	$[ ]	$8.18	$9.14	$10.47	$10.28
Total investment return(2)	[ ]%	(4.01)%	(8.72)%	4.70%	(0.93)%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$109	$250	$442	$808
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	2.10%	1.91%	1.84%	1.83%
After expense reimbursement	[ ]%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets	[ ]%	1.89%	1.77%	2.39%	3.04%
Portfolio turnover	[ ]%	247%	192%	209%	229%

(1)  Calculated using the average shares method.

(2)  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)  Amount represents less than $0.005 per share.

68

	Class C
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.12	$10.45	$10.26	$10.72
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.19	0.20	0.27	0.34
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.55)	(1.05)	0.24	(0.41)
Net increase from payment by Advisor	[ ]	—	—	0.00 (3)	—
Total income (loss) from investment operations	[ ]	(0.36)	(0.85)	0.51	(0.07)
Redemption fees	[ ]	0.01	—	—	—
Less dividends/distributions:
From net investment income	[ ]	(0.60)	(0.48)	(0.32)	(0.39)
Net asset value, end of year	$[ ]	$8.15	$9.12	$10.45	$10.26
Total investment return(2)	[ ]%	(3.76)%	(8.58)%	4.98%	(0.67)%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$2,574	$1,117	$1,525	$1,530
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	1.76%	1.58%	1.55%	1.56%
After expense reimbursement	[ ]%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets	[ ]%	2.35%	2.01%	2.56%	3.29%
Portfolio turnover	[ ]%	247%	192%	209%	229%
	Class Y
	Year ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$[ ]	$9.13	$10.46	$10.27	$10.72
Income (loss) from investment operations:
Net investment income(1)	[ ]	0.24	0.28	0.34	0.42
Net realized and unrealized gain (loss) from investment activities	[ ]	(0.55)	(1.06)	0.25	(0.41)
Net increase from payment by Advisor	[ ]	—	—	0.00 (3)	—
Total income (loss) from investment operations	[ ]	(0.31)	(0.78)	0.59	0.01
Redemption fees	[ ]	—	—	—	—
Less dividends/distributions:
From net investment income	[ ]	(0.66)	(0.55)	(0.40)	(0.46)
Net asset value, end of year	$[ ]	$8.16	$9.13	$10.46	$10.27
Total investment return(2)	[ ]%	(3.15)%	(7.78)%	5.76%	0.14%
Ratios/Supplemental data:
Net assets, end of year (in 000s)	$[ ]	$55,149	$102,473	$163,172	$105,526
Ratio of expenses to average net assets:
Before expense reimbursement	[ ]%	0.96%	0.78%	0.76%	0.82%
After expense reimbursement	[ ]%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	[ ]%	2.88%	2.77%	3.27%	4.04%
Portfolio turnover	[ ]%	247%	192%	209%	229%

69

Funds' privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries ("Personal Information"). The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information. The Funds may share Personal Information described above with their affiliates for marketing and other business purposes, such as to facilitate the servicing of accounts. The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law. Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them. The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

UBS Global Asset Management
70

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

If you want more information about the Funds, the following documents are available free upon request:

Annual/semiannual reports

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

Statement of additional information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semiannual reports and the SAI by contacting the Funds directly at 1-800-647 1568. The annual and semiannual reports and the SAI may also be obtained, free of charge, by accessing the documents on the Funds' Web Site at http://www.ubs.com/globalam.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC) in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 202-551 8090. You may get copies of reports and other information about the Funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

•  Free from the EDGAR Database on the SEC's Internet Web Site at: http://www.sec.gov.

The UBS Funds

Investment Company Act File No. 811-6637

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

The UBS Funds

UBS Emerging Markets Equity Fund

UBS U.S. Real Estate Equity Fund

UBS U.S. Small Cap Equity Fund

UBS Emerging Markets Debt Fund

Prospectus

October 28, 2010

UBS Emerging Markets Equity Fund; Class A, Class C, Class Y

UBS U.S. Real Estate Equity Fund; Class A, Class C, Class Y

UBS U.S. Small Cap Equity Fund; Class A, Class C, Class Y

UBS Emerging Markets Debt Fund; Class A, Class C, Class Y

This prospectus offers Class A, Class C and Class Y shares in four of the eighteen series of The UBS Funds (the "Trust") listed above (each, a "Fund" and, collectively, the "Funds"). The Funds have not yet commenced operations and, therefore, are currently not offered for sale to or available for purchase by shareholders.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

The UBS Funds

Contents

The UBS Funds

What every investor should know about the Funds

Fund summaries

UBS Emerging Markets Equity Fund	Page 3

UBS U.S. Real Estate Equity Fund	Page 7

UBS U.S. Small Cap Equity Fund	Page 10

UBS Emerging Markets Debt Fund	Page 13

More information about the Funds

UBS Emerging Markets Equity Fund—Investment objective, strategies, securities selection and risks	Page 17

UBS U.S. Real Estate Equity Fund—Investment objective, strategies, securities selection and risks	Page 20

UBS U.S. Small Cap Equity Fund—Investment objective, strategies, securities selection and risks	Page 22

UBS Emerging Markets Debt Fund—Investment objective, strategies, securities selection and risks	Page 24

Your investment

Information for managing your fund account

Managing your fund account	Page 27

—Flexible pricing	Page 27

—Buying shares	Page 32

—Selling shares	Page 34

—Exchanging shares	Page 36

—Pricing and valuation	Page 37

Additional information

Additional important information about the funds

Management	Page 39

Disclosure of portfolio holdings	Page 41

Dividends and taxes	Page 41

Supplemental investment advisor performance information	Page 44

Financial highlights	Page 55

Where to learn more about the funds	Back cover

Please find the UBS Funds' privacy notice on page [__] of this prospectus.

The Funds are not a complete or balanced investment program.

UBS Global Asset Management
2

UBS Emerging Markets Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize capital appreciation.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class C	Class Y
Management fees	[1.10 ]%	[1.10 ]%	[1.10 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses(1)	[__]	[__]	[__]
Total annual fund operating expenses	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]

1  "Other expenses" are based on estimates for the current fiscal year.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.85% for Class A shares, 2.60% for Class C shares and 1.60% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be

UBS Global Asset Management
3

higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class A	$[__]	$[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]
Class Y	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock. Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements, equity participation notes and equity linked notes. The Fund is a non-diversified fund.

The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. An emerging market is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities, or any country included in an "emerging markets" index. The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Up to 20% of the Fund's net assets may be invested in higher-yielding, lower-rated fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. These securities are rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") and BB or lower by Standard & Poor's Ratings Group ("S&P"). The Fund may also invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside of the United States. The Fund may also invest in securities of small capitalization companies.

Management process

The Fund's management process begins with an analysis of the fundamental economic and political elements that drive capital market risks and returns. The Advisor combines this "top-down" analysis with proven fundamental security research or "bottom-up" analysis. Investment decisions represent the synthesis of quantitative estimates and qualitative judgments of the portfolio management team.

The Advisor's investment style is singularly focused on investment fundamentals. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value.

For each security under analysis, an intrinsic value is estimated based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers and other independent sources of information. This intrinsic value estimate is a function of the present value of the estimated future cash flows. The resulting intrinsic value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a price below the estimated intrinsic value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic value allows comparison across industries and countries. The Advisor's investment specialists are organized along sector lines. Through an intensive process of company visits and interactions with industry specialists, analysts gain an understanding of both the company and the dynamics of the

UBS Global Asset Management
4

company's industry. The goal is to gain a clear understanding of the medium-term (up to five years) and long-term prospects of the company, and in particular, its ability to generate earnings.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

UBS Global Asset Management
5

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio managers:

•  Urs Antonioli, portfolio manager of the Fund since its inception.

•  Manish Modi, portfolio manager of the Fund since its inception.

•  Yit-Mee Cheah, portfolio manager of the Fund since its inception.

•  Gabriel Csendes, portfolio manager of the Fund since its inception.

•  Geoffrey Wong, portfolio manager of the Fund since its inception.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
6

UBS U.S. Real Estate Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class C	Class Y
Management fees	[0.90 ]%	[0.90 ]%	[0.90 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses(1)	[__]	[__]	[__]
Total annual fund operating expenses	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]

1  "Other expenses" are based on estimates for the current fiscal year.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses(excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.30% for Class A shares, 2.05% for Class C shares and 1.05% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be

UBS Global Asset Management
7

higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class A	$[__]	$[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]
Class Y	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in real estate equity securities of US issuers. These may include real estate investment trusts ("REITs") that own properties or make construction or mortgage loans, real estate developers and companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, and derive 50% of their assets, gross income or net profits from the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage service companies. REITs and other real estate securities may be of any market capitalization, including small capitalization (below $3 billion). Investments in equity securities may include, but are not limited to, common stock and preferred stock.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options and futures. The Fund is a non-diversified fund.

Management process

The Fund is a sector fund, a category of funds created in response to changing market conditions and for the varied and dynamic needs of shareholders. The Fund focuses on the real estate sector, generally a narrower market segment than many other funds, and may be considered a complement to a diversified investment program. In selecting securities, the Advisor focuses on securities offering the most compelling combination of quality, growth and relative valuation. For each security under analysis, the Advisor bases its assessment of value upon economic, industry and company analysis, as well as upon a company's management team, property portfolio and core competencies.

The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Industry concentration risk: The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which the Fund's investments are concentrated. The Fund invests principally in the real estate sector by purchasing securities issued by REITs. There is, therefore, a risk that changes in real estate values or interest rates, along with economic downturns, can have a substantial impact on the Fund's investments. The Fund's portfolio may be more volatile than a Fund with a broader range of investments.

Prepayment or call risk: As a result of declining interest rates, the issuer of a security may exercise its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

UBS Global Asset Management
8

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio manager:

•  Bruce C. Ebnother, portfolio manager of the Fund since its inception.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
9

UBS U.S. Small Cap Equity Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	1.00%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class C	Class Y
Management fees	[1.00 ]%	[1.00 ]%	[1.00 ]%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses(1)	[__]	[__]	[__]
Total annual fund operating expenses	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]

1  "Other expenses" are based on estimates for the current fiscal year.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be

UBS Global Asset Management
10

higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class A	$[__]	$[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]
Class Y	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies with market capitalizations of less than $3 billion. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options and futures. The Fund is a non-diversified fund.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (IPO).

Management process

The Advisor looks for companies with strong and innovative management, good financial controls, increasing market share, diversified product/service offerings and low market-to-sales ratios relative to similar companies. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may

UBS Global Asset Management
11

rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Investment results

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

Portfolio manager:

•  Wilfred Talbot, portfolio manager of the Fund since its inception.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
12

UBS Emerging Markets Debt Fund
Fund summary

Investment objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page [__] of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page [__] of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	0.75%	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

[TO BE PROVIDED IN RULE 485(B) FILING:]

	Class A	Class C	Class Y
Management fees	[0.65 ]%	[0.65 ]%	[0.65 ]%
Distribution and/or service (12b-1) fees	0.25	0.75	None
Other expenses(1)	[__]	[__]	[__]
Total annual fund operating expenses	[__]	[__]	[__]
Management fee waiver/expense reimbursements	[__]	[__]	[__]
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	[__]	[__]	[__]

1  "Other expenses" are based on estimates for the current fiscal year.

2  The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2011, do not exceed 1.40% for Class A shares, 1.90% for Class C shares and 1.15% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be

UBS Global Asset Management
13

higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class A	$[__]	$[__]
Class C (assuming sale of all shares at end of period)	[__]	[__]
Class C (assuming no sale of shares)	[__]	[__]
Class Y	[__]	[__]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in debt securities that are tied economically to emerging market countries. The Fund may invest in debt securities of any maturity, but generally invests in securities having an initial maturity of more than one year. The Fund is a non-diversified fund.

Such investments may include, but are not limited to, debt securities issued by governments, government-related entities (including participation in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities.

The Fund intends to invest primarily in a portfolio of debt securities located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. An emerging market is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities, or any country included in an "emerging markets" index. The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

A substantial amount of the Fund's assets may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's and BB or lower by S&P.

The Fund may also invest in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. Such investments may be used to satisfy the Fund's 80% investment policy. The Fund may also invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States.

Management process

The investment decision-making process can be divided up into two parts—country selection and security selection.

Country selection

The Advisor decides on country over- and under-weights relative to the Fund's custom benchmark, the Emerging Markets Debt Benchmark Index, which is comprised of 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified), by using a price/value framework. Subjective judgments, such as political risk assessment, also affect the final country decision.

Security selection

The Advisor searches for bonds that will outperform market expectations, given the Advisor's country and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund invests in sovereign bonds, denominated in US dollars as well as in local currencies. The Advisor also examines local market bond and corporate bond opportunities.

UBS Global Asset Management
14

The Advisor's analysis of emerging market bonds is enhanced by an advanced in-house emerging market bond analytics database. The database is specially designed to assimilate the characteristics of emerging market bonds; it allows the Advisor to perform detailed instrument-level analysis.

In addition to macroeconomic research, bottom-up input-such as liquidity considerations, volatility and company risk for specific bonds, to name a few, is also crucial in the Advisor's decision making process.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"—so-called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative. The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment results

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

Investment advisor:

UBS Global Asset Management (Americas) Inc. serves as the investment advisor to the Fund.

UBS Global Asset Management
15

Portfolio manager:

•  Uwe Schillhorn, portfolio manager of the Fund since its inception.

Purchase & sale of Fund shares: You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

Tax information

The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to broker/dealers and other financial intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
16

The UBS Funds

More information about the Funds—UBS Emerging Markets Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize capital appreciation.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock. Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements, equity participation notes and equity linked notes. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund is a non-diversified fund.

The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. An emerging market is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities, or any country included in an "emerging markets" index. The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Up to 20% of the Fund's net assets may be invested in higher-yielding, lower-rated fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. These securities are rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") and BB or lower by Standard & Poor's Ratings Group ("S&P"). Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Securities in these categories may also be called "high yield bonds" or "junk bonds." The Fund may also invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside of the United States. The Fund may also invest in securities of small capitalization companies.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging markets countries.

Securities selection

The Fund's management process begins with an analysis of the fundamental economic and political elements that drive capital market risks and returns. The Advisor combines this "top-down" analysis with proven fundamental security research or "bottom-up" analysis. Investment decisions represent the synthesis of quantitative estimates and qualitative judgments of the portfolio management team.

The Advisor's investment style is singularly focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future

UBS Global Asset Management
17

The UBS Funds

More information about the Funds—UBS Emerging Markets Equity Fund cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.

For each security under analysis, an intrinsic value is estimated based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers and other independent sources of information. This intrinsic value estimate is a function of the present value of the estimated future cash flows. The resulting intrinsic value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a price below the estimated intrinsic value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic value allows comparison across industries and countries.

The Advisor's investment specialists are organized along sector lines. Through an intensive process of company visits and interactions with industry specialists, analysts gain an understanding of both the company and the dynamics of the company's industry. There is a continuous effort to identify non-consensus sources of information. Analysts are able to draw on the resources of the entire UBS Global Asset Management global research team. This is increasingly important as more companies operate in a global context. The goal is to gain a clear understanding of the medium-term (up to five years) and long-term prospects of the company, and in particular, its ability to generate earnings.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to meet its objective. See the Statement of Additional Information ("SAI") for further information.

Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The portfolio turnover rate for the Fund may exceed 100%.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to

UBS Global Asset Management
18

The UBS Funds

More information about the Funds—UBS Emerging Markets Equity Fund pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Limited capitalization risk—The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Geographic concentration risk—The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
19

The UBS Funds

More information about the Funds—UBS U.S. Real Estate Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in real estate equity securities of US issuers. These may include real estate investment trusts ("REITs") that own properties or make construction or mortgage loans, real estate developers and companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, and derive 50% of their assets, gross income or net profits from the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage service companies. REITs and other real estate securities may be of any market capitalization, including small capitalization (below $3 billion). Investments in equity securities may include, but are not limited to, common stock and preferred stock.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options and futures. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund is a non-diversified fund.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in real estate equity securities of US issuers.

Securities selection

The Fund is a sector fund, a category of funds created in response to changing market conditions and for the varied and dynamic needs of shareholders. The Fund focuses on the real estate sector, generally a narrower market segment than many other funds, and may be considered a complement to a diversified investment program. In selecting securities, the Advisor focuses on securities offering the most compelling combination of quality, growth and relative valuation. For each security under analysis, the Advisor bases its assessment of value upon economic, industry and company analysis, as well as upon a company's management team, property portfolio and core competencies.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Industry concentration risk—The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which the Fund's investments are concentrated. The Fund invests principally in the real estate sector by purchasing securities

UBS Global Asset Management
20

The UBS Funds

More information about the Funds—UBS U.S. Real Estate Equity Fund issued by REITs. There is, therefore, a risk that changes in real estate values or interest rates, along with economic downturns, can have a substantial impact on the Fund's investments. The Fund's portfolio may be more volatile than a Fund with a broader range of investments.

•  Prepayment or call risk—The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

•  Limited capitalization risk—The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving Derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
21

The UBS Funds

More information about the Funds—UBS U.S. Small Cap Equity Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies with market capitalizations of less than $3 billion. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security. For purposes of the Fund's investments, US companies include any company organized outside of the United States but which: (a) is included in the Fund's benchmark index; (b) has its headquarters or principal location of operations in the United States; (c) whose primary listing is on a securities exchange or market in the United States; or (d) derives a majority of its revenues in the United States.

Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options and futures. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund is a non-diversified fund.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (IPO).

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies.

Securities selection

The Advisor looks for companies with strong and innovative management, good financial controls, increasing market share, diversified product/service offerings and low market-to-sales ratios relative to similar companies. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for brokerage commissions, transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other

UBS Global Asset Management
22

The UBS Funds

More information about the Funds—UBS U.S. Small Cap Equity Fund principal risks presented by an investment in the Fund are:

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•  Limited capitalization risk—The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  IPOs risk—Companies involved in initial public offerings (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
23

The UBS Funds

More information about the Funds—UBS Emerging Markets Debt Fund

Investment objective, strategies, securities selection and risks

Fund objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in debt securities that are tied economically to emerging market countries. The Fund may invest in debt securities of any maturity, but generally invests in securities having an initial maturity of more than one year. The Fund is a non-diversified fund.

Such investments may include, but are not limited to, debt securities issued by governments, government-related entities (including participation in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund intends to invest primarily in a portfolio of debt securities located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. An emerging market is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities, or any country included in an "emerging markets" index. The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

A substantial amount of the Fund's assets may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's and BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

The Fund may also invest in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. Such investments may be used to satisfy the Fund's 80% investment policy. The Fund may also invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in debt securities that are tied economically to emerging markets countries.

Securities selection

The investment decision-making process can be divided up into two parts—country selection and security selection.

Country selection

The Advisor decides on country over- and under-weights relative to the Fund's custom benchmark,

UBS Global Asset Management
24

The UBS Funds

More information about the Funds—UBS Emerging Markets Debt Fund the Emerging Markets Debt Benchmark Index, which is comprised of 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified), by using a price/value framework. Subjective judgments, such as political risk assessment, also affect the final country decision.

Security selection

The Advisor searches for bonds that will outperform market expectations, given the Advisor's country and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund invests in sovereign bonds, denominated in US dollars as well as in local currencies. The Advisor also examines local market bond and corporate bond opportunities.

The Advisor's analysis of emerging market bonds is enhanced by an advanced in-house emerging market bond analytics database. The database is specially designed to assimilate the characteristics of emerging market bonds; it allows the Advisor to perform detailed instrument-level analysis.

In addition to macroeconomic research, bottom-up input-such as liquidity considerations, volatility and company risk for specific bonds, to name a few, is also crucial in the Advisor's decision making process.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When unusual market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to meet its objective. See the SAI for further information.

Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The portfolio turnover rate for the Fund may exceed 100%.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

•  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•  Foreign investing risk—The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody's) or below may have increased risks of default. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

•  Market risk—The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

UBS Global Asset Management
25

The UBS Funds

More information about the Funds—UBS Emerging Markets Debt Fund

•  Geographic concentration risk—The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

•  Non-diversification risk—The risk that the Fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

•  Derivatives risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using derivatives, the Fund might have been in a better position if the Fund had not entered into the derivatives. While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the derivatives). Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  Leverage risk associated with financial instruments—Certain derivatives that the Fund may use may create leverage. Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

•  Currency risk—The risk that the changing value of a currency versus the US dollar may adversely affect the value of an investment. A depreciation in an invested currency versus the US dollar typically causes the value of the investment to fall, while an appreciation in an invested currency versus the US dollar may cause the market value of the investment to rise.

Other information

Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

UBS Global Asset Management
26

The UBS Funds

Managing your fund account

Flexible pricing

Each Fund offers three classes of shares–Class A, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The Funds have adopted separate plans pertaining to the Class A and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A and Class C shares. See "Sales charge waivers for Class A and Class C shares" later in this prospectus. You may also qualify for a reduced sales charge on Class A shares. See "Sales charge reductions for Class A shares" later in this prospectus.

Class A shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Each Fund's Class A shares pay an annual service fee of 0.25% of average net assets. Class A shares pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class C shares.

The Class A sales charges for each Fund are described in the following tables:

Class A sales charges. UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS U.S. Small Cap Equity Fund:

	Sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.50	4.71	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

UBS Global Asset Management
27

The UBS Funds

Class A sales charges. UBS Emerging Markets Debt Fund:

	Sales charge as a percentage of:		Reallowance to selected dealers as
Amount of investment	Offering price	Net amount invested	percentage of offering price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over(1)	None	None	May pay up to 1.00(2)

(1)  A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Automatic Cash Withdrawal Plan are not subject to this charge.

(2)  For sales of $1 million or more, UBS Global Asset Management (US) Inc. pays to the dealer an amount based upon the following schedule: 1.00% on the first $3 million, 0.75% on the next $2 million and 0.50% on the next $5 million.

If you intend to purchase more than $5 million of Class A shares, you should instead purchase Class Y shares, which have lower ongoing expenses.

Class C shares

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets for the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS U.S. Small Cap Equity Fund and 0.50% of average net assets for the UBS Emerging Markets Debt Fund. Class C shares of each Fund also pay an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% for the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS U.S. Small Cap Equity Fund and 0.75% for the UBS Emerging Markets Debt Fund, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS U.S. Small Cap Equity Fund and 0.75% for the UBS Emerging Markets Debt Fund by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A and Class C shares

Class A front-end sales charge waivers—Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.  Redemptions from any registered mutual fund for which UBS Global AM (US) or any of its affiliates serves as principal underwriter if you:

•  Originally paid a front-end sales charge on the shares; and

•  Reinvest the money within 60 days of the redemption date.

UBS Global Asset Management
28

The UBS Funds

The Funds' front-end sales charges will also not apply to Class A purchases by or through:

1.  Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

2.  Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

3.  Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

4.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

5.  Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), and their immediate family members, as allowed by the internal policies of their employer.

6.  Insurance company separate accounts.

7.  Reinvestment of capital gains distributions and dividends.

8.  College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").

Class A and Class C shares contingent deferred sales charge waivers—The contingent deferred sales charge will be waived for:

•  Exchanges between funds for which UBS Global AM (US) or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

•  Redemptions following the death or disability of the shareholder or beneficial owner;

•  Tax-free returns of excess contributions from employee benefit plans;

•  Distributions from employee benefit plans, including those due to plan termination or plan transfer;

•  Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

—are limited annually to no more than 12% of the original account value;

—are made in equal monthly amounts, not to exceed 1% per month; and

—the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

•  Redemptions of shares purchased through certain retirement plans.

UBS Global Asset Management
29

The UBS Funds

Sales charge reductions for Class A shares
Right of accumulation. A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class C, Class P and/or Class Y shares of Family Funds1 already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class C, Class P and/or Class Y shares, as well as those Class A, Class C, Class P and/or Class Y shares of your spouse and children under the age of 21 and who reside in the same household. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class C, Class P and/or Class Y shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class C, Class P and/or Class Y shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made, the investor or institution must provide UBS Global AM (US) with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

Shares purchased through a broker/dealer may be subject to different procedures concerning Rights of Accumulation. Please contact your investment professional for more information.

Letter of intent

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds1. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class C and/or Class Y shares made not more than three months prior to the date that the investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, which must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global AM (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different procedures concerning Letters of Intent. Please contact your investment professional for more information.

(1)  Please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the forms of a Letter of Intent.

UBS Global Asset Management
30

The UBS Funds

Note on sales charge reductions and waivers for Class A and Class C shares

Additional information concerning sales charge reductions and waivers is available in the Funds' SAI. If you think you qualify for any of the sales charge waivers or reductions described previously, you may need to notify and/or provide documentation to UBS Global AM (US). You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to UBS Global AM (US) may include:

•  Information or records regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

•  Information or records regarding shares of the Fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•  Any information that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your investment professional or call 1-800-647 1568. If you want information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional. Also, information regarding the Funds' distribution arrangements and the applicable sales charge reductions and waivers is available on the Funds' Web Site, free of charge, at http://www.ubs.com/1/e/ globalam/Americas/globalamus/globalamusii/ i_mutual_funds.html.

Class Y shares

Shareholders pay no front-end or deferred sales charges on Class Y shares. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)'s sole discretion. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

•  Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

•  Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

•  Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

•  Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

•  College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

•  Other investors as approved by the Funds' Board of Trustees;

•  Shareholders who invest a minimum initial amount of $5 million in a Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums;

•  Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

•  Employees of UBS Global AM (Americas) and UBS Global AM (US), as long as the employee establishes an account in his or her name directly at the Funds' transfer agent and purchases a minimum initial amount of $50,000; and

•  Members of the Board of Directors/Trustees (and former Board members who retire from such

UBS Global Asset Management
31

The UBS Funds

Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Funds' transfer agent.

Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

•  Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM (US));

•  Buying shares through the transfer agent as described later in this prospectus; or

•  Opening an account by exchanging shares from another Family Fund.

Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a processing fee to confirm a purchase. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds and UBS Global AM (US) reserve the right to reject a purchase order or suspend the offering of shares.

Through financial institutions/professionals

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

Additional compensation to affiliated dealer

UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

•  0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.; and

•  a monthly retention fee at the annual rate of 0.10% of the value of shares of an equity Fund and 0.075% of the value of shares of a fixed income Fund that are held in a UBS Financial Services Inc. account at month-end. A blended rate is applied for allocation or balanced Funds.

The foregoing payments are made by UBS Global AM (US) out of its own resources.

Additional compensation to financial institution(s)

UBS Global AM (US) or the Advisor may pay compensation, out of the Advisor's profits and not as an additional charge to a Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. These payments are often referred to as "revenue sharing." Revenue sharing payments are paid in addition to any distribution or servicing fees payable under a 12b-1 or service plan of a Fund, any record keeping or sub-transfer agency fees payable by a

UBS Global Asset Management
32

The UBS Funds

Fund, or other fees described in the fee tables or elsewhere in the prospectus or SAI. Revenue sharing payments are paid from the Advisor's own resources and not as an additional charge to a Fund.

The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of the revenue share may be different for different financial institutions. For specific information about revenue sharing arrangements for a particular financial institution please see the SAI.

In some circumstances, revenue sharing payments may create an incentive for a financial institution, its employees or associated persons to recommend or sell shares of the Fund to you. You should consult with your financial advisor and review carefully any disclosure by the financial institution as to compensation received.

Minimum investments:

Class A and Class C shares:

To open an account	$1,000
To add to an account	$100

The Funds may waive or reduce these amounts for:

•  Employees of UBS Global AM (US) or its affiliates; or

•  Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

Market timers. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations—also known as "market timing." Market timing may cause a Fund to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. Market timing also may materially increase a Fund's transaction costs, administrative costs or taxes. These factors may hurt a Fund's performance and its shareholders.

In addition, the nature of a Fund's portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the Fund's portfolio holdings and the reflection of that change in the Fund's net asset value (often called "arbitrage market timing"). Such a delay may occur if a Fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the Fund calculates its net asset value. In such circumstances, the available market prices for such non-US securities may not accurately reflect the latest indications of value at the time the Fund calculates its net asset value. A Fund also may be subject to arbitrage market timing because the Fund may have significant holdings in smaller cap securities, which may have market prices that do not accurately reflect the latest indications of value of these securities at the time that the Fund calculates its net asset value due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices. One of the objectives of the Funds' fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. A Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM (Americas), as the Funds' Advisor and Administrator, determines to be a market timer. UBS Global AM (Americas) maintains market timing prevention procedures under which it reviews daily reports from the Funds' transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions

UBS Global Asset Management
33

The UBS Funds

within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM (Americas) will consider the potential harm of the trading or exchange activity to a Fund or its shareholders. If UBS Global AM (Americas) determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Funds. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be temporarily barred from making additional investments into a Fund pending a definitive determination. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM (Americas) may prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.

Shares of the Funds may be held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Funds for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM (Americas) reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM (Americas) detects an unusual pattern of trading activity, UBS Global AM (Americas) will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary provide underlying account detail. If UBS Global AM (Americas) identifies market timing activity, it will instruct the Financial Intermediary to block the customer or participant from further purchases of Fund shares. In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM (Americas) will require the Financial Intermediary to block the particular plan from further purchases of Fund shares. UBS Global AM (Americas) also will periodically request underlying account detail for omnibus accounts for review and analysis.

While the Funds will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Funds' efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial Intermediary's frequent trading policies and procedures sufficiently protect Fund shareholders, the Funds and UBS Global AM (Americas) may rely on the Financial Intermediary's frequent trading policies and procedures with respect to transactions by shareholders investing through the Financial Intermediary rather than applying the Funds' market timing prevention procedures. The determination to rely on a Financial Intermediary's frequent trading policies and procedures will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM (Americas). The Chief Compliance Officer of UBS Global AM (Americas) will determine whether the policies and procedures sufficiently protect Fund shareholders. The types of Financial Intermediaries that may have frequent trading policies and procedures on which the Funds and UBS Global AM (Americas) may rely may include broker-dealers, advisors, clearing firms, bank trust departments, retirement plan administrators, other record keepers and certain wrap fee program/platforms. In such cases, a Financial Intermediary through which a shareholder may own Fund shares may impose frequent trading restrictions that differ from those of the Funds. If you have purchased shares through a Financial Intermediary as described above, you should contact your Financial Intermediary to determine the frequent trading restrictions that apply to your account.

Certain types of transactions will also be exempt from the market timing prevention procedures. These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan, redemptions by wrap fee accounts that have an automatic rebalancing feature and that have been identified to the Funds' principal underwriter and transfer agent, certain non-participant directed transactions in retirement plans, and purchases and redemptions by UBS funds of funds.

Selling shares

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify

UBS Global Asset Management
34

The UBS Funds

which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment. If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Funds' transfer agent, you may sell them as explained later in this prospectus.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares. UBS Financial Services Inc. currently charges a fee of $5.25.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such redemptions. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM (Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Redemption fee

If you sell or exchange any class of shares of a Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable Fund, not to the Advisor or UBS Global AM (US). The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. The redemption fee will not apply to shares of the Funds that:

•  are held in certain omnibus accounts of certain Financial Intermediaries, such as broker-dealers or qualified retirement plans including 401 (k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the IRC, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee. However, account holders whose investments in a Fund are held in omnibus accounts through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details. For certain retirement plans treated as omnibus accounts by the Funds' transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

•  are sold or exchanged under automatic withdrawal plans;

UBS Global Asset Management
35

The UBS Funds

•  are held by investors in certain asset allocation programs that offer automatic rebalancing or wrap-fee or similar fee-based programs and that have been identified to the Funds' principal underwriter and transfer agent, except to the extent that transactions in those programs are shareholder initiated;

•  are sold due to death or disability of the shareholder; or

•  UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares

You may exchange Class A or Class C shares of a Fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares, but shareholders may be subject to a redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Family Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

Transfer agent

If you wish to invest in these Funds or any other of the Family Funds through the Funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

•  Your name and address;

•  Your account number;

•  The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

•  The dollar amount or number of shares you want to sell and/or exchange; and

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

BNY Mellon Investment Servicing (US) Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI 02940

You do not have to complete an application when you make additional investments in the same Fund.

UBS Global Asset Management
36

The UBS Funds

Transfer of account limitations

If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your Fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the Fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. Please contact your broker or financial advisor, for information on how to transfer your shares to the Fund's transfer agent. If you transfer your shares to the Fund's transfer agent, the Fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon Investment Servicing (US) Inc.

Should you decide to sell your shares of the Fund in lieu of transfer, you will pay a redemption fee or a CDSC if those fees are applicable. Should you have any questions regarding the portability of your Fund shares, please contact your broker or financial advisor.

Pricing and valuation

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges and redemption fees) that is next calculated after the Fund (or an Authorized Dealer or Sub-designee) receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value for its portfolio holdings. The Funds normally obtain market values for their securities and other investments from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities or investments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or investments. If a market value is not readily available from an independent pricing source for a particular security or investment, that security or investment is valued at a fair value determined by or under the direction of the Trust's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities and other investments which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The Trust's Board of Trustees has delegated to the UBS Global AM (Americas)' Global Valuation Committee the responsibility for making fair value determinations with respect to the Funds' portfolio holdings. The types of securities and other investments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or investments whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities or investments that are restricted as to transfer or resale. The need to fair value the Funds' portfolio securities and other investments may also result from low

UBS Global Asset Management
37

The UBS Funds

trading volume in foreign markets or thinly traded domestic securities or investments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security's or investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or investments; and the evaluation of forces which influence the market in which the securities or investments are purchased and sold.

Each Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other investments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other investments also may be valued based upon appraisals derived from information concerning the security or investment or similar securities or investments received from recognized dealers in those securities or investments. If a Fund concludes that a market quotation is not readily available for a portfolio security or investment for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events. This policy is intended to assure that each Fund's net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value," that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM (Americas), the investment advisor of the Funds.

Valuing securities and other investments at fair value involves greater reliance on judgment than valuing securities and other investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security or investment if it were to sell the security or investment at approximately the time at which the Fund determines its net asset value per share. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain Funds may invest in securities or investments that trade primarily in foreign markets that trade on weekends or other days on which the Funds do not calculate their net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using foreign exchange rates quoted by independent pricing services. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Fund's Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS Global Asset Management
38

The UBS Funds

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)" or the "Advisor"), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC. UBS Global AM (Americas) serves as the investment advisor to the Funds by managing the investment of assets of each Fund. As of June 30, 2010, the Advisor had approximately $142 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $528 billion in assets under management as of June 30, 2010. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

The Funds have not yet commenced operations as of the date of this prospectus. A discussion regarding the basis for the Board of Trustees' annual approval of the investment advisory agreements between the Trust and Advisor on behalf of each Fund will be available in future annual or semiannual reports to shareholders of the Fund.

Portfolio management

The Advisor's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Information is provided below for those portfolio managers within each investment management team that are primarily responsible for coordinating the day-to-day management of each Fund.

UBS Emerging Markets Equity Fund

Urs Antonioli, Manish Modi, Yit-Mee Cheah, Gabriel Csendes and Geoffrey Wong are the portfolio managers for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Decisions with respect to the management of the Fund's portfolio are made on the recommendation of individual members of the Emerging Markets Equity Committee, and are approved by the Committee of which Messrs. Antonioli, Modi, Csendes and Wong and Ms. Cheah are the sole members. The Emerging Markets Equity Committee provides direct involvement and accountability for the specific researcher involved in decisions, tempered by the seasoned judgment of senior equity management. The Committee members meet formally on a bi-weekly basis to discuss and review research and client portfolios and have responsibility for allocating the portfolio among the various managers and analysts and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Mr. Antonioli is responsible for implementing the decisions made by the Emerging Markets Equity Committee. Information about Messrs. Antonioli, Modi, Csendes and Wong and Ms. Cheah is provided below.

Urs Antonioli is Research Director at UBS Global Asset Management. He is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS AG since 1994. Mr. Antonioli has been a portfolio manager of the Fund since its inception.

Manish Modi is an Asia (ex-Japan) portfolio manager at UBS Global Asset Management. He is also an Executive Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 2004. Mr. Modi has been a portfolio manager of the Fund since its inception.

Gabriel Csendes is an Executive Director at UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1999. Mr. Csendes has been a portfolio manager of the Fund since its inception.

Geoffrey Wong is Head of Global Emerging Markets and Head of Asia Pacific Equities at UBS Global Asset Management. He is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1997. Mr. Wong has been a portfolio manager of the Fund since its inception.

Yit-Mee Cheah is a member of the Global Emerging Markets Strategy Committee. She is also a Managing Director at UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1997. Ms. Cheah has been a portfolio manager of the Fund since its inception.

UBS U.S. Real Estate Equity Fund

Bruce C. Ebnother is the lead portfolio manager for the UBS U.S. Real Estate Equity Fund. Mr. Ebnother

UBS Global Asset Management
39

The UBS Funds

has access to certain members of the Global Real Estate Securities investment management team, each of whom is allocated a specified portion of each portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various sectors and markets in which the Fund invests. Mr. Ebnother, as coordinator, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Information about Mr. Ebnother is provided below.

Bruce C. Ebnother is Head of Global Real Estate Securities at UBS Global Asset Management. Mr. Ebnother is also an Executive Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1996 and a portfolio manager of the Fund since its inception.

UBS U.S. Small Cap Equity Fund

Wilfred Talbot is the lead portfolio manager for the UBS U.S. Small Cap Equity Fund. He and his team of analysts work exclusively on small cap core and small cap value investing. Each small cap analyst is assigned a set of industries. The analyst is then responsible for stock selection in those industries. Mr. Talbot oversees the research, conducts research on industries assigned to him, and constructs the small cap portfolios. Mr. Talbot reviews the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Information about Mr. Talbot is provided below.

Wilfred Talbot is a Managing Director and has been with UBS Global Asset Management since 1997. Mr. Talbot also has been the portfolio manager of the Fund since its inception.

UBS Emerging Markets Debt Fund

Uwe Schillhorn is the lead portfolio manager for the Fund. Mr. Schillhorn has access to certain members of the Emerging Market Debt investment management team, each of whom is allocated specific responsibilities for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Schillhorn, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objective and strategies. Information about Mr. Schillhorn is provided below.

Uwe Schillhorn is a Managing Director and the Head of Emerging Markets Debt at UBS Global Asset Management. Mr. Schillhorn has been an investment professional with UBS Global Asset Management since 1995. Mr. Schillhorn has been the portfolio manager of the Fund since its inception.

The Funds' SAI provides information about each Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

Advisory fees

The investment advisory fees (expressed as a monthly fee at an annual rate multiplied by the average daily net assets of the Fund) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund, are presented in the table below.

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the ordinary operating expenses of the Funds (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses ) do not exceed the amounts listed in the footnotes to the Expense Tables.

The contractual fee waiver and/or expense reimbursement agreement will remain in place for the period ending October 27, 2011. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

UBS Global Asset Management
40

The UBS Funds

[TO BE UPDATED IN THE 485(B) FILING]

Fund	Advisory Fee as of June 30, 2010
UBS Emerging Markets Equity Fund	1.10%
UBS U.S. Real Estate Equity Fund	0.90%
UBS U.S. Small Cap Equity Fund	1.00%
UBS Emerging Markets Debt Fund	0.65%

Disclosure of portfolio holdings

Administrator

UBS Global AM (Americas) is also the administrator of the Funds. Each Fund pays UBS Global AM (Americas) an annual contract rate of 0.075% of its average daily net assets for administrative services.

The Funds will generally post on their Web Site at http://www.ubs.com/globalam, the ten largest stock portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar-quarter end, 25 calendar days after the end of the calendar quarter. Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's Web Site at www.sec.gov. The Funds' Forms N-Q will be able to be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 202-551 8090. Additionally, you will be able to obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year will be filed with the SEC on Form N-CSR and will appear in the semiannual and annual reports, respectively, sent to shareholders. The semiannual and annual reports for each Fund will be posted on the Funds' Web Site at http://www.ubs.com/globalam. Please consult the Funds' SAI for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

Dividends and taxes

[TO BE UPDATED IN RULE 485(B) FILING:]

Dividends and distributions

Income dividends are normally declared, and paid, by the UBS Emerging Markets Debt Fund monthly and by the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS U.S. Small Cap Equity Fund annually. Net realized capital gains, if any, are declared and distributed at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distributions will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

Classes with higher expenses are expected to have lower income dividends. For example, Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Clients who own Fund shares through certain wrap fee programs may not have the option of electing to receive dividends in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

If you are a taxable investor and invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and,

UBS Global Asset Management
41

The UBS Funds

in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as "buying a dividend."

Taxes

Each Fund intends to qualify each year as a regulated investment company under the IRC. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it distributes to you. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every year in accordance with IRS guidelines, you will receive a statement that shows the tax status of distributions you received for the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

If you are a taxable investor, when you sell or redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to such shares.

By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments and elects to do so, any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit.

Taxable ordinary distributions to non-US investors may be subject to US withholding tax at a 30% or lower treaty rate. An exemption from US withholding is provided for capital gain dividends paid by a Fund from long-term capital gains. Non-US investors are subject to back-up withholding at a rate of 28% on distributions and redemption proceeds paid to a shareholder who fails to certify that they are not a US person. Non-US investors also may be subject to US estate tax and are subject to special US tax certification requirements.

Income received by the UBS U.S. Real Estate Equity Fund or certain other Funds from certain equity interests in mortgage pooling vehicles is treated as "excess inclusion income." A Fund may derive such income from investment in a residual interest in a real estate mortgage investment conduit ("REMIC") or through an investment in a US real estate investment trust ("US-REIT") that holds such interests or qualifies as a taxable mortgage pool. This income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income ("UBTI") in the

UBS Global Asset Management
42

The UBS Funds

hands of a tax-exempt shareholder that is subject to UBTI, and (iii) is subject to a 30% US withholding tax to the extent such income is allocable to a shareholder who is not a US person, without regard to otherwise applicable exemptions or rate reductions. The Fund must pay the tax on its excess inclusion income that is allocable to "disqualified organizations," which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund's excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of "Dividends and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

UBS Global Asset Management
43

The UBS Funds

Supplemental investment advisor performance information

Because the Advisor has managed other advisory accounts for many years in a substantially similar manner to the way in which the Advisor manages the Funds, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The tables on the following pages provide performance information for composites of all applicable advisory accounts ("Account Composite Performance") managed by the Advisor with substantially similar investment objectives, policies and investment strategies as the applicable Funds. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 5.50% or 4.50%, as applicable. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is also provided for each composite.

Please note that the Account Composite Performance is not the Funds' own historical performance. The Account Composite Performance should not be considered a substitute for the Funds' performance, and the Account Composite Performance is not necessarily an indication of the Funds' future performance. The accounts included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts.

The Account Composite Performance may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines. Composites consisting of more than one portfolio are asset weighted by beginning-of-period asset values. Investment results are time-weighted performance calculations representing total return. Returns are calculated using geometric linking of monthly returns. Composites are valued at least monthly, taking into account cash flows. All realized and unrealized capital gains and losses, as well as all dividends and interest from investments and cash balances, are included. Interest income from fixed income securities is accrued, and equity dividends are accrued as of the ex-dividend date. Investment transactions are accounted for on a trade date basis. Results include all actual fee-paying, discretionary client portfolios including those clients no longer with the Advisor. Portfolios are included in the composite beginning with the first full month of performance to the present or to the cessation of the client's relationship with the Advisor. Terminated accounts are included through the last full month in which they were fully invested, and no alterations of composites have occurred due to changes in personnel.

UBS Global Asset Management
44

The UBS Funds

Supplemental performance information for the advisor of UBS Emerging Markets Equity Fund

Composite performance: Emerging Markets Equity Composite ("EMEC")
August 1, 1995 through December 31, 2009

Composite performance: Emerging Markets Equity Composite ("EMEC")
For periods ended December 31, 2009

Year	EMEC: net return after expenses and sales charge (%)(1)	EMEC: net return after expenses (%)(2)	EMEC: gross return before expenses and sales charge (%)	MSCI Emerging Markets Index (%)(3)	MSCI Emerging Markets Index (net) (%)(4)
1 year	72.32%	82.36%	85.58%	79.02%	78.51%
5 years	12.91%	14.19%	16.29%	15.88%	15.51%
10 years	8.85%	9.47%	11.48%	10.11%	9.78%
Since inception	6.73%	7.15%	9.13%	7.73%	N/A

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 emerging market countries in Europe, Latin America, and the Pacific Basin. The Index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI Emerging Markets Index (net) is a market capitalization-weighted index composed of companies representative of the market structure of 21 emerging market countries in Europe, Latin America, and the Pacific Basin. The Index is constructed and managed with a view to being fully investable from

UBS Global Asset Management
45

The UBS Funds

the perspective of international institutional investors. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. Investors should note that indices do not reflect the deduction of fees and expenses. The MSCI Emerging Markets Index (net)'s inception date is December 31, 1998.

UBS Global Asset Management
46

The UBS Funds

Supplemental performance information for UBS Emerging Markets Equity Fund

Composite performance: Emerging Markets Equity Composite ("EMEC")
August 1, 1995 through December 31, 2009

Year		EMEC: net return after expenses and sales charge (%)(1)	EMEC: net return after expenses (%)(2)	EMEC: gross return before expenses and sales charge (%)	MSCI Emerging Markets Index (%)(3)	MSCI Emerging Markets Index (net) (%)(4)
1995	(5)	(11.98)%	(6.86)%	(6.14)%	(4.13)%	N/A
1996		1.92%	7.85%	9.83%	6.03%	N/A
1997		(16.32)%	(11.44)%	(9.79)%	(11.59)%	N/A
1998		(28.88)%	(24.74)%	(23.31)%	(25.34)%	N/A
1999		54.61%	63.60%	66.51%	66.41%	66.49%
2000		(33.44)%	(29.56)%	(28.22)%	(30.61)%	(30.83)%
2001		(7.10)%	(1.70)%	0.13%	(2.37)%	(2.61)%
2002		(10.36)%	(5.15)%	(3.38)%	(6.00)%	(6.17)%
2003		44.86%	53.29%	56.03%	56.28%	55.81%
2004		19.42%	26.37%	28.66%	25.95%	25.55%
2005		27.01%	34.40%	36.83%	34.54%	34.00%
2006		20.65%	27.68%	29.99%	32.59%	32.17%
2007		32.60%	40.32%	42.85%	39.78%	39.39%
2008		(58.21)%	(55.78)%	(54.89)%	(53.18)%	(53.33)%
2009		72.32%	82.36%	85.58%	79.02%	78.51%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The MSCI Emerging Markets Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 emerging market countries in Europe, Latin America, and the Pacific Basin. The Index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI Emerging Markets Index (net) is a market capitalization-weighted index composed of companies representative of the market structure of 21 emerging market countries in Europe, Latin America, and the Pacific Basin. The Index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Dividends are reinvested after deduction of withholding tax, using tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Had US tax rates been applied, the performance of the index would be different. Investors should note that indices do not reflect the deduction of fees and expenses. The MSCI Emerging Markets Index (net)'s inception date is December 31, 1998.

(5)  Performance is presented for August 1, 1995 through December 31, 1995.

UBS Global Asset Management
47

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Real Estate Equity Fund

Composite performance: U.S. Real Estate Investment Trusts Composite ("REITC")
October 1, 1996 through December 31, 2009

Composite performance: U.S. Real Estate Investment Trusts Composite ("REITC")
For periods ended December 31, 2009

Year	REITC: net return after expenses and sales charge (%)(1)	REITC: net return after expenses (%)(2)	REITC: gross return before expenses and sales charge (%)	S&P 500 Index (%)(3)	MSCI US REIT Index (%)(4)
1 year	20.40%	27.41%	29.05%	26.46%	28.61%
5 years	(2.59)%	(1.48)%	(0.19)%	0.42%	0.23%
10 years	8.84%	9.46%	10.87%	(0.95)%	10.43%
Since inception	7.80%	8.27%	9.67%	5.54%	8.76%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
48

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Real Estate Equity Fund

Composite performance: U.S. Real Estate Investment Trusts Composite ("REITC")
October 1, 1996 through December 31, 2009

Year		REITC: net return after expenses and sales charge (%)(1)	REITC: net return after expenses (%)(2)	REITC: gross return before expenses and sales charge (%)	S&P 500 Index (%)(3)	MSCI US REIT Index (%)(4)
1996	(5)	13.35%	19.94%	20.31%	8.34%	19.97%
1997		21.47%	28.54%	30.17%	33.36%	18.58%
1998		(26.75)%	(22.49)%	(21.46)%	28.58%	(16.90)%
1999		(8.22)%	(2.88)%	(1.61)%	21.04%	(4.55)%
2000		19.90%	26.88%	28.50%	(9.10)%	26.81%
2001		4.19%	10.25%	11.68%	(11.88)%	12.83%
2002		(1.21)%	4.54%	5.89%	(22.10)%	3.64%
2003		29.87%	37.43%	39.17%	28.68%	36.74%
2004		25.03%	32.31%	33.99%	10.88%	31.49%
2005		7.34%	13.58%	15.04%	4.91%	12.13%
2006		24.23%	31.47%	33.14%	15.80%	35.92%
2007		(22.81)%	(18.32)%	(17.24)%	5.49%	(16.82)%
2008		(43.55)%	(40.26)%	(39.44)%	(37.00)%	(37.97)%
2009		20.40%	27.41%	29.05%	26.46%	28.61%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The MSCI US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(5)  Performance is presented for October 1, 1996 through December 31, 1996.

UBS Global Asset Management
49

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Small Cap Equity Fund

Composite performance: U.S. Small Cap Equity Composite ("SCEC")(4)
January 1, 1987 through December 31, 2009

Composite performance: U.S. Small Cap Equity Composite ("SCEC")(4)
For periods ended December 31, 2009

Year	SCEC: net return after expenses and sales charge (%)(1)	SCEC: net return after expenses (%)(2)	SCEC: gross return before expenses and sales charge (%)	Russell 2000 Index (%)(3)
1 year	37.76%	45.78%	47.76%	27.17%
5 years	(2.08)%	(0.97)%	0.42%	0.51%
10 years	5.40%	6.00%	7.48%	3.51%
Since inception	11.21%	11.48%	13.03%	8.54%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The Russell 2000 Index is designed to measure the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

UBS Global Asset Management
50

The UBS Funds

Supplemental performance information for the advisor of UBS U.S. Small Cap Equity Fund

Composite performance: U.S. Small Cap Equity Composite ("SCEC")(4)
January 1, 1987 through December 31, 2009

Year	SCEC: net return after expenses and sales charge (%)(1)	SCEC: net return after expenses (%)(2)	SCEC: gross return before expenses and sales charge (%)	Russell 2000 Index (%)(3)
1987	(4.08)%	1.51%	2.94%	(8.77)%
1988	35.26%	43.13%	45.07%	24.89%
1989	16.69%	23.48%	25.18%	16.25%
1990	(8.05)%	(2.70)%	(1.33)%	(19.51)%
1991	36.87%	44.83%	46.80%	46.06%
1992	15.50%	22.22%	23.91%	18.41%
1993	4.85%	10.95%	12.49%	18.91%
1994	(6.27)%	(0.81)%	0.58%	(1.82)%
1995	23.03%	30.20%	31.98%	28.44%
1996	18.44%	25.34%	27.06%	16.50%
1997	22.58%	29.72%	31.49%	22.36%
1998	(11.95)%	(6.83)%	(5.51)%	(2.55)%
1999	(4.14)%	1.44%	2.86%	21.26%
2000	2.30%	8.25%	9.76%	(3.02)%
2001	8.79%	15.13%	16.72%	2.49%
2002	(10.75)%	(5.56)%	(4.23)%	(20.48)%
2003	28.63%	36.12%	37.98%	47.25%
2004	10.94%	17.39%	19.01%	18.33%
2005	(2.85)%	2.80%	4.24%	4.55%
2006	6.42%	12.60%	14.17%	18.37%
2007	(7.41)%	(2.01)%	(0.64)%	(1.57)%
2008	(45.56)%	(42.39)%	(41.54)%	(33.79)%
2009	37.76%	45.78%	47.76%	27.17%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The Russell 2000 Index is designed to measure the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

UBS Global Asset Management
51

The UBS Funds

Supplemental performance information for the advisor of UBS Emerging Markets Debt Fund

Composite performance: Emerging Markets Debt Composite ("EMDC")
August 1, 1995 through December 31, 2009

Composite performance: Emerging Markets Debt Composite ("EMDC")
For periods ended December 31, 2009

Year	EMDC: net return after expenses and sales charge (%)(1)	EMDC: net return after expenses (%)(2)	EMDC: gross return before expenses and sales charge (%)	J.P. Morgan (EMBI Global) (%)(3)	Emerging Markets Debt Benchmark Index (%)(4)
1 year	31.86%	38.07%	39.96%	28.18%	26.90%
5 years	7.50%	8.50%	10.01%	8.11%	9.39%
10 years	11.55%	12.06%	13.62%	10.52%	11.29%
Since inception	13.98%	14.35%	15.94%	12.21%	12.94%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) is an unmanaged index which is designed to track total returns for US-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The Emerging Markets Debt Benchmark Index is an unmanaged index compiled by the Advisor, constructed as follows: from inception 12/31/90 to 12/31/95—100% J.P. Morgan Emerging Markets Bond Index (EMBI); from 01/01/96 to 06/30/00—100% J.P. Morgan Emerging Markets Bond Index+ (EMBI+); from 07/01/00 to 10/31/05—100% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global); from 11/01/05 to 05/31/06—70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and

UBS Global Asset Management
52

The UBS Funds

30% J.P. Morgan Government Bond Index-Emerging Markets Open (GBI-EM Open); from 06/01/06 to 04/30/09—70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 30% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); and from 05/01/09 to current—50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified). Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

UBS Global Asset Management
53

The UBS Funds

Supplemental performance information for the advisor of UBS Emerging Markets Debt Fund

Composite performance: Emerging Markets Debt Composite ("EMDC")
August 1, 1995 through December 31, 2009

Year		EMDC: net return after expenses and sales charge (%)(1)	EMDC: net return after expenses (%)(2)	EMDC: gross return before expenses and sales charge (%)	J.P. Morgan (EMBI Global) (%)(3)	Emerging Markets Debt Benchmark Index (%)(4)
1995	(5)	11.94%	17.21%	17.87%	16.42%	16.69%
1996		36.88%	43.33%	45.28%	35.23%	39.31%
1997		13.01%	18.34%	19.97%	11.95%	13.02%
1998		(18.30)%	(14.45)%	(13.23)%	(11.54)%	(14.35)%
1999		24.27%	30.13%	31.91%	24.18%	25.97%
2000		10.34%	15.55%	17.14%	14.40%	15.63%
2001		4.53%	9.46%	10.98%	1.36%	1.36%
2002		6.36%	11.37%	12.92%	13.12%	13.12%
2003		21.44%	27.17%	28.91%	25.66%	25.66%
2004		10.78%	16.00%	17.61%	11.73%	11.73%
2005		8.46%	13.57%	15.14%	10.73%	11.03%
2006		7.65%	12.72%	14.28%	9.88%	11.43%
2007		3.70%	8.58%	10.09%	6.28%	9.63%
2008		(25.19)%	(21.67)%	(20.55)%	(10.91)%	(9.02)%
2009		31.86%	38.07%	39.96%	28.18%	26.90%

(1)  Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.

(2)  Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.

(3)  The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) is an unmanaged index which is designed to track total returns for US-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(4)  The Emerging Markets Debt Benchmark Index is an unmanaged index compiled by the Advisor, constructed as follows: from inception 12/31/90 to 12/31/95—100% J.P. Morgan Emerging Markets Bond Index (EMBI); from 01/01/96 to 06/30/00—100% J.P. Morgan Emerging Markets Bond Index+ (EMBI+); from 07/01/00 to 10/31/05—100% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global); from 11/01/05 to 05/31/06—70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 30% J.P. Morgan Government Bond Index-Emerging Markets Open (GBI-EM Open); from 06/01/06 to 04/30/09—70% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 30% J.P. Morgan Government Bond Index-Emerging Markets Diversified (GBI-EM Diversified); and from 05/01/09 to current—50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global Diversified). Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(5)  Performance is presented for August 1, 1995 through December 31, 1995.

UBS Global Asset Management
54

The UBS Funds

Financial highlights

Fiscal years ended June 30

No financial information is presented for the Funds as they were not publicly offered prior to the date of this prospectus.

UBS Global Asset Management
55

Funds' privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries ("Personal Information"). The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information. The Funds may share Personal Information described above with their affiliates for marketing and other business purposes, such as to facilitate the servicing of accounts. The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law. Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them. The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

UBS Global Asset Management
56

If you want more information about the Funds, the following documents are available free upon request:

Annual/semiannual reports

Additional information about the Funds' investments will be available in the Funds' annual and semiannual reports to shareholders. As of the date of this prospectus, the annual and semiannual reports are not yet available because the Funds have not yet commenced operations.

Statement of additional information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semiannual reports and the SAI by contacting the Funds directly at 1-800-647 1568.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC) in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 202-551 8090. You may get copies of reports and other information about the Funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

•  Free from the EDGAR Database on the SEC's Internet Web Site at: http://www.sec.gov.

Investment Company Act File No. 811-6637

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

The UBS Funds

Statement of Additional Information
October 28, 2010

One North Wacker Drive
Chicago, Illinois 60606

This Statement of Additional Information ("SAI") relates to the following funds (the "Funds"), which are series of The UBS Funds, an open-end management investment company (the "Trust"):

UBS Dynamic Alpha Fund	UBS U.S. Large Cap Value Equity Fund

UBS Global Allocation Fund	UBS U.S. Small Cap Growth Fund

UBS Global Frontier Fund	UBS Absolute Return Bond Fund

UBS Global Equity Fund	UBS Global Bond Fund

UBS International Equity Fund	UBS High Yield Fund

UBS U.S. Equity Alpha Fund	UBS Core Plus Bond Fund

UBS U.S. Large Cap Equity Fund	(formerly, UBS U.S. Bond Fund)

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG, serves as the investment advisor and administrator for the Funds. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as the underwriter for the Funds. UBS Global AM (US) is an indirect wholly owned subsidiary of UBS AG.

Portions of the Funds' Annual Report to Shareholders are incorporated by reference into this SAI. The Annual Report accompanies this SAI. You may obtain additional copies of the Funds' Annual Report without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated October 28, 2010. A copy of the Prospectus may be obtained by calling your investment professional or by calling the Trust toll-free at 1-800-647 1568. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Futures	11

Options	12

Index options	15

Special risks of options on indices	16

Rule 144A and illiquid securities	16

Non-publicly traded securities, private placements and restricted securities	17

Investment company securities and investments in affiliated investment companies	17

Exchange-traded funds (ETFs)	18

Issuer location	18

Other investments	19

Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund	19

Equity securities	19

Special purpose acquisition companies	19

Investments relating to the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	20

Eurodollar securities	20

Foreign securities	20

Forward foreign currency contracts	21

Non-deliverable forwards	21

Options on foreign currencies	22

Short sales	23

Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	24

Municipal securities	24

Lower rated debt securities	25

Inflation linked securities	26

Pay-in-kind bonds	27

Convertible securities	27

Real estate investment trusts (REITs)	27

When-issued securities	28

Mortgage-backed securities and mortgage pass-through securities	28

Collateralized mortgage obligations and real estate mortgage investment conduits	30

Dollar rolls	31

To-be-announced securities	32

Other mortgage-backed securities	32

Asset-backed securities	32

Equipment trust certificates	34

Zero coupon and delayed interest securities	34

Structured notes	35

Loan participations and assignments	37

Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	40

Emerging markets investments	40

Risks of investing in emerging markets	42

Investments in Russian securities	44

UBS Global Allocation Fund—Asset allocation	44

UBS Global Frontier Fund—Asset allocation and leveraging mechanisms	44

Summary of risks	45

Investment restrictions	45

Management of the Trust	49

Independent trustees	52

Officers	55

Information about Independent trustee ownership of securities issued by UBS Global AM	61

Information about trustee ownership of Fund shares	61

Compensation table	62

Control persons and principal holders of securities	63

Investment advisory, principal underwriting and other service arrangements	71

Advisor	71

Portfolio managers	75

Administrative, accounting and custody services	80

Principal underwriting arrangements	81

Transfer agency services	95

Independent registered public accounting firm	95

Legal counsel	95

Personal trading policies	95

Proxy voting policies	96

Portfolio holdings disclosure policies and procedures	97

Bank line of credit	101

Portfolio transactions and brokerage commissions	102

Portfolio turnover	107

Shares of beneficial interest	109

Reduced sales charges, additional purchase, exchange and redemption information and other services	110

Sales charge reductions and waivers	110

Additional information regarding purchases through letter of intent	112

Automatic cash withdrawal plan	114

Individual retirement accounts	115

Transfer of securities	115

Conversion of Class B shares	115

Valuation of shares	115

Taxes	116

Additional information on distributions and taxes	116

Distributions	116

Investments in foreign securities	117

Redemption of shares	119

Potential conflicts of interest	127

Performance calculations	136

Financial statements and reports of independent registered public accounting firm	136

Appendix A—Corporate debt ratings	A-1

General information about the Trust

The Trust currently offers shares of the following [eighteen] Funds, representing separate portfolios of investments: UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund, UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund), UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund. Each Fund currently offers four classes of shares for each Fund: the Class A shares, the Class B shares, the Class C shares and the Class Y shares, except the UBS Global Frontier Fund, UBS U.S. Equity Alpha Fund and UBS Absolute Return Bond Fund, which offer Class A shares, Class C shares and Class Y shares. New or additional investments into Class B shares, including investments through an automatic investment plan, are no longer permitted. However, existing Class B shareholders may: (1) continue as Class B shareholders; (2) continue to reinvest dividends and distributions into Class B shares; and (3) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. The UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund are offered in a separate Prospectus and Statement of Additional Information, and are not included in this SAI. Class A shares have a front-end sales charge, a contingent deferred sales charge ("CDSC") on purchases over $1 million and sold within one year of the purchase date, and are subject to annual 12b-1 plan service fees of 0.25% or 0.15% of average daily net assets of the respective Fund. Class B shares have a CDSC and are subject to annual 12b-1 plan distribution fees of 0.75% of average daily net assets, as well as annual 12b-1 plan service fees of 0.25% of average daily net assets. Class C shares have a CDSC and are subject to annual 12b-1 plan distribution fees of 0.25%, 0.50% or 0.75% of average daily net assets, as well as annual 12b-1 plan service fees of 0.25% of average daily net assets. Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Trust is a Delaware statutory trust organized on August 13, 1993.

Diversification status

Each of the UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS High Yield Fund and UBS U.S. Bond Fund is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "Act"). Each of the UBS Dynamic Alpha Fund, UBS Absolute Return Bond Fund and UBS Global Bond Fund is classified as "non-diversified" for purposes of the Act, which means that each Fund is not limited by the Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent that a non-diversified Fund makes investments in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because each non-diversified Fund may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.

General definitions

As used throughout this SAI, the following terms shall have the meanings listed:

"Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator" or "UBS Global AM (Americas)" shall mean UBS Global Asset Management (Americas) Inc., which serves as the Funds' administrator.

"Advisor" or "UBS Global AM (Americas)" shall mean UBS Global Asset Management (Americas) Inc., which serves as the Funds' investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Family Funds" shall mean the Funds and other funds for which UBS Global Asset Management (US) Inc. or any of its affiliates serves as principal underwriter.

"Funds" shall mean collectively the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) (or individually, a "Fund").

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Trust" shall mean The UBS Funds, an open-end management investment company registered under the Act.

"Underwriter" or "UBS Global AM (US)" shall mean UBS Global Asset Management (US) Inc., which serves as the Funds' underwriter.

"1933 Act" shall mean the Securities Act of 1933, as amended.

Investment strategies

The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment objectives and policies set forth in the Funds' Prospectus. The investment practices described below, except for the discussion of percentage limitations with respect to portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board without the approval of the shareholders.

Investments relating to all Funds

Cash and cash equivalents

The Funds may invest a portion of their assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. The Funds may also invest a portion of their assets in shares issued by money market mutual funds. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the Code). When a Fund invests for defensive purposes, it may affect the attainment of the Fund's investment objective.

Pursuant to the rules and regulations under the Act and any exemptive orders issued thereunder, each Fund may invest cash: (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) that is set aside to cover an obligation or commitment of the Fund to purchase securities or other assets at a later date; and (iv) to be invested on a strategic management basis, in a series of shares of UBS Relationship Funds ("Relationship Funds Cash Series"). UBS Relationship Funds is a registered investment company advised by the Advisor. The Trustees of the Trust also serve as Trustees of UBS Relationship Funds. The Relationship Funds Cash Series invests in US dollar denominated money market instruments having a dollar-weighted average maturity of 60 days or less, and operates in accordance with Rule 2a-7 under the Act.

Repurchase agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. In accordance with the Act, repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, each Fund will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

Reverse repurchase agreements

Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price that is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, a Fund will direct its custodian bank to place cash, US government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Fund, or "earmark" such assets as segregated in the Fund's custody records, in an amount equal to the repurchase price. Any assets designated as segregated by a Fund, either physically or "earmarked" as segregated, with respect to any reverse repurchase agreements, when-issued securities, delayed delivery securities, to-be-announced securities, dollar rolls, options, futures, forward contracts, swaps or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets designated as segregated, either physically or "earmarked" as segregated, are referred to in this SAI as "Segregated Assets"), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Funds and as such, are subject to the same investment limitations.

Borrowing

The Funds may borrow money for temporary emergency or extraordinary purposes, or to facilitate redemptions. The UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS U.S. Equity Alpha Fund and UBS Absolute Return Bond Fund may also borrow money for investment purposes. A Fund will not borrow money in excess of 33 1/3% of the value of its total assets (including amounts borrowed). Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Act, except for notes to banks and reverse repurchase agreements.

When the UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS U.S. Equity Alpha Fund or UBS Absolute Return Bond Fund borrows money for investment purposes, it is engaging in a form of leverage, which increases investment risk while increasing investment opportunity. The money borrowed for such leveraging purposes will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased.

Loans of portfolio securities

The Funds may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided the following conditions are satisfied: (1) the loan is secured continuously by collateral marked-to-market daily as described below; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the market value of a Fund's total assets. However, as a non-fundamental policy, a Fund may not enter into a securities loan if, after giving effect thereto, portfolio securities having a value in excess of 30% of the market value of the Fund's total assets would be subject to securities loans.

When loaning portfolio securities, a Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the market value of the loaned securities with respect to domestic securities and 105% of the market value of the loaned securities with respect to foreign securities. Thereafter, collateral will generally be maintained in an amount at least equal to 102% of the value of the securities loaned with respect to domestic securities and 105% of the value of the securities loaned with respect to foreign securities. Occasionally, for certain securities, the market value of the collateral may fall below the collateral amount stated above by a de minimis amount for a period of time. However, at no time will the market value of the collateral fall below the market value of the loaned securities with respect to domestic securities or 102% of the value of the loaned securities with respect to foreign securities.

Collateral may consist of cash, US government or government agency securities or, under certain conditions, bank letters of credit. Pursuant to rules and regulations under the Act, under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund, LLC, which operates in compliance with most of the substantive provisions of Rule 2a-7 of the Act. In addition, cash collateral may be invested in repurchase agreements.

In the case that voting or consent rights that accompany a loaned security pass to the borrower, a Fund will recall the loaned security to permit the exercise of such rights if the matter involved would have a material effect on the Fund's investment in the security.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by a Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, a Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, a Fund will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

Swaps

The Funds (except for the UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund) may engage in swaps, including, but not limited to, interest rate, currency and total return swaps, and the purchase or sale of related caps, floors, collars and other derivative instruments. The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Bond Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may also engage in credit default swaps. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets or returns in the most economical way possible. The UBS Global Frontier Fund may invest a substantial portion of its assets in total return swaps to attempt to meet its investment objective.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of market values, total return of securities, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Total return swap contracts are agreements between two parties where one counterparty pays the other the total return of a particular instrument (e.g., a specified security, basket of securities or securities indices, including real estate market indices, during the specified period) in return for periodic payments based on a fixed or variable interest rate, typically at a floating rate based on LIBOR, or the total rate of return on another financial instrument. The "total return" includes interest payments from, along with any change in value of, the referenced asset over a specified period. A Fund will enter into total return swap contracts only on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Total return swap contracts may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The value of the swap position as well as the payments required to be made by a Fund or a counterparty will increase or decrease depending on the changes in value of the underlying asset. Total return swap contracts may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

For example, the UBS Global Frontier Fund generally will seek to employ leverage to gain additional exposure to the Advisor's global securities strategy (the "Global Securities (Allocation) Strategy") by investing in total return swap contracts based on the total return of the UBS Global Securities Relationship Fund, a series of UBS Relationship Funds (the "GSR Fund"), which currently employs the Global Securities (Allocation) Strategy. In a typical total return swap contract, the Fund will receive the price appreciation or depreciation of the GSR Fund from the counterparty to the swap contract in exchange for a payment from the Fund based on LIBOR plus a spread. At the expiration of the contract, the Fund will pay or receive, as applicable, the difference between LIBOR plus the spread and the price appreciation of the GSR Fund (or pay Libor plus the spread and the depreciation of the GSR Fund) over the specified period. The UBS Global Frontier Fund may enter into multiple total return swap contracts based on the total return of the GSR Fund with a number of different counterparties. It is possible that the Advisor may encounter resistance contracting with multiple counterparties to enter into total return swap contracts based on the total return of the GSR Fund. If the Advisor is not able to contract with numerous counterparties in order to achieve the preferred amount of additional exposure to the Global Securities (Allocation) Strategy, the UBS Global Frontier Fund may not be able to meet its investment objective.

Total return swap transactions involve greater risks than if a Fund had invested in the underlying asset directly. Total return swap transactions involve counterparty risks, as discussed above, but also involve additional risks, including interest rate risk and market risk. The total rate of return of an investment on which a total return swap contract is based may exhibit substantial volatility and, in any given period, may be positive or negative for the specified period of the total return swap contract. If the Advisor is incorrect in its forecast of the underlying asset's total return, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. In the event the total rate of return of the underlying asset is negative for the specified period of the swap contract, the Fund will be required to make a payment to the counterparty in addition to the periodic payment required by the swap contract to cover the decline in value of the underlying asset. A Fund's risk of loss, therefore, is increased because the Fund could lose an amount equal to the decrease in value of the underlying asset for the specified period of time, in addition to the periodic payments required by the total return swap contract.

The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) also may enter into credit default swap agreements. A Fund may enter into a credit default swap on a single security or instrument or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Fund. When a Fund acts as a seller of a credit default swap, the Fund is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Advisor and the Trust do not believe that the Funds' obligations under swap contracts are senior securities and, accordingly, the Funds will not treat them as being subject to the Funds' borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which a Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. To the extent that a Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

Futures

The Funds may enter into contracts for the purchase or sale for future delivery of securities and indices. The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant (an "FCM") selected by the Fund, an amount referred to as "initial margin." The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin, resulting in a repayment of excess margin to the custodial accounts of a Fund. The Funds may also effect futures transactions through FCMs who are affiliated with the Advisor or the Funds in accordance with procedures adopted by the Board.

The Funds will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, all of the Funds may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, a Fund may invest in futures contacts that are contractually required to be "cash-settled," rather than requiring the delivery of the securities. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund's position in the futures contract (less the initial margin and any variation margins deposited with an FCM); or (ii) accruing such amounts on a daily basis and maintaining Segregated Assets to cover the futures contract. With respect to a futures contract that is not contractually required to "cash-settle," a Fund must cover its open position by maintaining Segregated Assets equal to the contract's full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to "cash-settle" the Fund is permitted to maintain Segregated Assets in an amount equal to the Fund's daily marked-to-market (net) obligation (i.e., the Fund's daily net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The Funds may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The Funds may also enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that would reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options

The Funds may purchase and write call or put options on foreign or US securities and indices and enter into related closing transactions. A Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

The Funds may invest in options that are either listed on US or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. The Trust has been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, a Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Purchasing call options—The Funds may purchase call options on securities to the extent that premiums on all outstanding call options paid by a Fund do not aggregate to more than 20% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such an event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Call writing—A Fund may write call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund in writing calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Funds will generally write call options on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund's custodian.

From time to time, each of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS U.S. Equity Alpha Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund), will write a call option that is not covered as indicated above, but where the Fund's custodian will maintain Segregated Assets for the term of the option having a value equal to the fluctuating market value of the optioned securities or currencies, marked-to-market daily, in accordance with SEC positions. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the Funds to the risks of writing uncovered options. When writing uncovered call options, a Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, a Fund's loss could be significant.

Purchasing put options—The Funds may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Funds to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

The Funds may sell put options purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing put options—The Funds may also write put options on a secured basis, which means that the Funds' custodian will maintain Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Index options

The Funds may purchase exchange-listed call options on stock and fixed income indices depending upon whether a Fund is an equity or bond Fund and sell such options in closing sale transactions for hedging purposes. A Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or a particular market segment. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition, the Funds may purchase put options on stock and fixed income indices and sell such options in closing sale transactions. A Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect a Fund from a decline in the value of heavily weighted industries in the Fund's portfolio. Put options on stock and fixed income indices may also be used to protect a Fund's investments in the case of a major redemption.

The Funds may also write (sell) put and call options on stock and fixed income indices. While the option is open, the Funds' custodian will maintain Segregated Assets to cover the transactions, marked-to-market daily in accordance with SEC positions.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple (the "multiplier"). The indices on which options are traded include both US and non-US markets.

Special risks of options on indices

The Funds' purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indices is subject to the Advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Fund would not be able to close out options that it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and illiquid securities

The Funds may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional buyers.

The Board has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the security can be sold within seven days at approximately the same amount at which it is valued by a Fund; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue; (vi) for Rule 144A securities that are also exempt from registration under Section 3(c)(7) of the Act, there is a sufficient market of "qualified purchasers" (as defined in the Act) to assure that it will remain marketable throughout the period it is expected to be held by the Fund; (vii) the issuer is a reporting company under the Securities Exchange Act of 1934, as amended; and (viii) the security is not in the same class as, or convertible into, any listed security of the issuer.

Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and the Advisor will continue to monitor the liquidity of that security to ensure that each Fund has no more than 15% of its net assets in illiquid securities.

The Funds will limit investments in securities of issuers which the Funds are restricted from selling to the public without registration under the 1933 Act to no more than 15% of a Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust's Board which includes continuing oversight by the Board.

If the Advisor determines that a security purchased in reliance on Rule 144A that was previously determined to be liquid, is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation, including disposing of illiquid assets which may include such Rule 144A securities.

Non-publicly traded securities, private placements and restricted securities

The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expense of registration. Investments by the Funds in non-publicly traded securities, private placements and restricted securities will be limited to each Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

Investment company securities and investments in affiliated investment companies

Subject to the provisions of any rules and regulations under the Act or exemptive orders issued thereunder, securities of other investment companies may be acquired by each Fund to the extent that such purchases are consistent with that Fund's investment objectives and restrictions and are permitted under the Act. The Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.

The Funds may invest in securities issued by other registered investment companies advised by the Advisor, including portfolios of the UBS Relationship Funds, beyond the above percentage maximums pursuant to rules promulgated by the SEC and/or exemptive relief granted by the SEC to the extent that the Advisor determines that such investments are a more efficient means for a Fund to gain exposure to certain asset classes than by the Fund investing directly in individual securities. A Fund may only invest in portfolios of UBS Relationship Funds or other affiliated investment companies to the extent that the asset class exposure in such portfolios is consistent with the permissible asset class exposure for the Fund, had the Fund invested directly in securities, and the portfolios of such investment companies are subject to similar risks and limitations as the Fund.

Exchange-traded funds (ETFs)

Subject to the limitations on investments in investment company securities and their own investment objectives, the Funds may invest in securities of ETFs that attempt to track or replicate the performance of a US or foreign market index. The Funds may invest in ETFs that are currently operational and that may be developed in the future. ETFs usually trade on stock exchanges and generally bear certain operational expenses. To the extent a Fund invests in securities of ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Investments in ETFs are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indexes typically will be unable to match the performance of the index exactly due to the ETF's operating expenses and transaction costs.

In addition, each of the UBS Global Allocation Fund and UBS Global Frontier Fund may invest up to 5% of its total assets in private equity ETFs, which primarily invest in US or foreign publicly traded companies listed on a private equity market index whose primary business is private equity investing. An investment in a private equity ETF provides a Fund with exposure to a group of leading public companies in the private equity business in which the Fund would not otherwise easily be able to invest. In addition to the risks of ETFs set forth above, an investment in a private equity ETF is subject to the additional risks of a direct investment in the underlying private equity firms, including the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the private equity firm and, consequently, the value of the private equity ETF). In addition, an investment in a private equity ETF could present the risk that as private equity investing opens up to more people, it could become harder for private equity firms to locate good investment opportunities, thereby decreasing the revenues of the firm and, consequently, the private equity ETF.

Issuer location

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

Other investments

The Board may, in the future, authorize a Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund

Equity securities

The Funds may invest in a broad range of equity securities of US and non-US issuers, including, but not limited to, common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts ("Depositary Receipts"). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The Funds, except for the UBS U.S. Small Cap Growth Fund, expect their US equity investments to emphasize large and mid capitalization companies. The UBS U.S. Small Cap Growth Fund expects its US equity investments to emphasize small capitalization companies. The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund and UBS U.S. Equity Alpha Fund may also invest in small capitalization companies. The equity markets in the non-US component of the Funds will typically include available shares of larger capitalization companies but may also include intermediate and small capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund and UBS U.S. Equity Alpha Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund and may invest in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The UBS Dynamic Alpha Fund, UBS U.S. Equity Alpha Fund and UBS U.S. Small Cap Growth Fund also may invest in the initial public offerings (IPOs) of new or unseasoned companies. The market for IPO shares has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.

Special purpose acquisition companies

The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies ("SPACs") or similar special purpose entities that pool funds to seek potential acquisition opportunities. Until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the funds invested in the SPAC are returned to its shareholders. Because SPACs and similar entities do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Investments relating to the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)

Eurodollar securities

The UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in US dollars.

Foreign securities

Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectus, which are not typically associated with investing in US issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts, futures, options and interest rate swaps (in the case of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Absolute Return Bond Fund and UBS Global Bond Fund) in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Investment in the securities of foreign governmental entities involves risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the IMF, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions, manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

A Fund will only enter into forward contracts to sell, for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund's custodian or sub-custodian will maintain Segregated Assets in an amount equal to the contracts' full, notional value. However, currency contracts with respect to identical currencies may be netted against each other and, in such cases, the Funds' custodian or sub-custodian will maintain Segregated Assets in an amount equal to the net amount owed (the unrealized loss) by the Fund.

Non-deliverable forwards

The Funds may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When a Fund enters into a non-deliverable forward transaction, the Fund's custodian will maintain Segregated Assets in an amount not less than the value of the Fund's unrealized loss under such non-deliverable forward transaction. If the additional Segregated Assets decline in value or the amount of the Fund's commitment increases because of changes in currency rates, additional cash or securities will be designated as Segregated Assets on a daily basis so that the value of the account will equal the amount of the Fund's unrealized loss under the non-deliverable forward agreement.

Since a Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a Fund could sustain losses on the non-deliverable forward transaction. A Fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Options on foreign currencies

The Funds also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter markets) to manage the Funds' exposure to changes in currency exchange rates. The Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies or forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the dollar price of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Funds may purchase call options on such currency.

The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Funds to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Funds may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

The Funds may also engage in options transactions for non-hedging purposes. The Funds may use options transactions to gain exposure to a currency when the Advisor believes that exposure to the currency is beneficial to a Fund but believes that the securities denominated in that currency are unattractive.

The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Funds' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Funds' custodian.

With respect to writing put options, at the time the put is written, the Funds' custodian will maintain Segregated Assets in an amount equal in value to the exercise price of the put. The Segregated Assets will be maintained and marked-to-market daily until the put is exercised, has expired or the Fund has purchased a closing put of the same series as the one previously written.

Short sales

The UBS Dynamic Alpha Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. In a short sale, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale (which may be invested in equity securities) will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and a Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale. Because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. In addition, a Fund's securities held long could decline in value at the same time the value of the security sold short increases, thereby increasing the Fund's potential for loss.

Until a Fund replaces a borrowed security, the Fund will designate Segregated Assets in an amount equal to its obligation to purchase the stocks sold short, as required by law. The amount segregated in this manner will be increased or decreased each business day to equal the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires a Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The Advisor and the Funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the stock sold short or having an option to purchase the stock sold short at an exercise price that covers the obligation), or by a Fund's Segregated Assets procedures (or a combination thereof), are not senior securities under the Act and are not subject to a Fund's borrowing restrictions. A Fund is also required to repay the lender of the stock any dividends or interest that accrues on the stock during the period of the loan.

Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)

The following discussion applies to the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) except as otherwise noted.

Municipal securities

The Funds may invest in debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises. These securities include bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, some of which are exempt from federal income tax. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as from the user of the facility being financed. Municipal bonds also include "moral obligation" bonds, which are normally issued by special purpose authorities. For these bonds, a government unit is regarded as morally obligated to support payment of the debt service, which is usually subject to annual budget appropriations.

The Funds' investment in municipal securities also may include Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the "ARRA Act"). The ARRA Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the ARRA Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Funds may invest in "principal only" strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Funds do not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Pursuant to the ARRA Act, the issuance of Build America Bonds will be discontinued on December 31, 2010. If the provisions of the ARRA Act relating to Build America Bonds are not extended beyond December 31, 2010, availability of such bonds may thereafter be limited, which may affect the market for the bonds and/or their liquidity.

Lower rated debt securities

Fixed income securities rated lower than Baa3 by Moody's or BBB- by S&P are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

In the past, the high yields from lower rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Funds from widespread bond defaults brought about by a sustained economic downturn or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile, and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, may be adversely affected.

Lower rated securities frequently have call or redemption features that permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividends to investors.

Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding lower rated securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including the risks of untimely interest and principal payment, default and price volatility, and may present problems of liquidity, valuation and currency risk. The UBS High Yield Fund does not intend to limit investments in lower rated securities.

Inflation linked securities (UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) only)

Inflation linked securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation linked securities include Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the US Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index ("CPI"). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation linked debt securities include other US government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation linked securities.

While inflation linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in the principal amount of an inflation linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Pay-in-kind bonds

The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. A Fund will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature.

Convertible securities (also for UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Value Equity Fund and UBS U.S. Small Cap Growth Fund)

The Funds may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors but are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Real estate investment trusts (REITs)

The Funds may invest in debt obligations issued by REITs, and the UBS Global Allocation Fund and UBS Global Frontier Fund may invest up to 5% of its total assets in equity interests issued by REITs and non-U.S. REIT-like entities (collectively, "REITs"). A REIT is a pooled investment vehicle that purchases primarily income-producing real estate, real estate-related loans or other real estate-related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment performance of the underlying real estate-related investments. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

A REIT is not taxed on income distributed to its shareholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. In addition, a shareholder in a Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs are subject to risks related to the specialized skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors. An investment in REITs includes the possibility of a decline in the value of real estate, possible lack of available money for loans to purchase real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, prolonged vacancies in rental properties, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, costs of clean up and liability to third parties resulting from environmental problems, costs associated with damage from natural disasters not covered by insurance, increases in interest rates and changes to tax and regulatory requirements.

In addition, some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties in a narrow geographic area or in a single property type, such as being more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the Act.

When-issued securities (also for UBS U.S. Small Cap Growth Fund)

The Funds may purchase securities offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or delayed delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or delayed delivery security accrues to the purchaser. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery securities may be more or less than the purchase price. The Advisor does not believe that a Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Funds' custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for when-issued or delayed delivery securities, marked-to-market daily in accordance with pertinent SEC positions.

Mortgage-backed securities and mortgage pass-through securities

The Funds may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Funds may also invest in debt securities, which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. These guarantees, however, do not apply to the market value of Fund shares. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. In general, mortgage-backed securities issued by US government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Although the US government and its agencies provide financial support to such entities, no assurances can be given that they will always do so. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by Ginnie Mae) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As a Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the "accrued market discount." Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. A Fund may elect to accrue market discount or amortize premium notwithstanding the amount of principal received, but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

The principal governmental guarantor of mortgage-related securities is Ginnie Mae, which is a wholly owned US government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the US government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage related securities that have a government or government-related guarantor. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities. Non-governmental issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a pool issued by a private issuer may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans and Alt-A loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans are considered riskier than prime loans but less risky than subprime loans. There are various factors, including higher loan to value and debt to income ratios or inadequate documentation of income, assets or credit history, that classify a loan as Alt-A. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet a Fund's quality standards.

Although the market for such securities has become increasingly liquid over the past few years, currently, the market for such securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-backed and asset-backed securities, as well as other fixed-income securities. These securities are more difficult to value and may be hard to sell. In addition, in general, securities issued by certain private organizations may not be readily marketable.

Collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs")

A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae and their income streams. Privately issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B or C Bond currently being paid off. When the series A, B and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

REMICs are entities that own mortgages and elect REMIC status under the Code. The Funds will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by US government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the US government. Such instruments also tend to be more sensitive to interest rates than US government-issued CMOs. The Funds will not invest in subordinated privately issued CMOs. For federal income tax purposes, the Funds will be required to accrue income on CMOs and REMIC regular interests using the "catch-up method," with an aggregate prepayment assumption.

Dollar rolls

A Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the price for the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. The Funds intend to enter into dollar rolls only with government securities dealers recognized by the Federal

Reserve Board or with member banks of the Federal Reserve. The Trust does not believe a Fund's obligations under dollar rolls are senior securities and accordingly, the Funds, as a matter of non-fundamental policy, will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. However, the Funds' custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for dollar rolls, marked-to-market daily in accordance with pertinent SEC positions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-be-announced securities (also for UBS U.S. Small Cap Growth Fund)

A to-be-announced mortgage-backed security ("TBA") is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. A Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. The Funds' custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for TBAs, marked-to-market daily in accordance with pertinent SEC positions.

Other mortgage-backed securities

The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-backed securities (also for UBS U.S. Small Cap Growth Fund)

The Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases). The UBS High Yield Fund will not invest in asset-backed securities with remaining effective maturities of less than thirteen months.

Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that a Fund pay the debt service on the debt obligations issued. The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Such asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Funds will be required to accrue income on pay-through asset-backed securities using the "catch-up method," with an aggregate prepayment assumption.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and the actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, the current market for asset-backed securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity conditions, as is the case with mortgage-backed securities, explained above. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information with respect to the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The Funds may invest asset-backed securities that are categorized as collateralized debt obligations ("CDOs"). CDOs include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Equipment trust certificates ("ETCs") and Enhanced Equipment Trust Certificates ("EETCs")

The Funds may invest in ETCs and EETCs. ETCs are typically issued by railroads, airlines or other transportation firms, and the proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates. The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of equipment trust certificates. EETCs are similar to ETCs, except that the security has been divided into two or more classes, each with different payment priorities and asset claims. Holders of ETCs and EETCs must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

Zero coupon and delayed interest securities

The Funds may invest in zero coupon or delayed interest securities, which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and the securities' value at maturity or cash payment date. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically.

Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation, entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the US Treasury securities has stated that for federal tax and securities purposes, in its opinion, purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying US government securities.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the US Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the US Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.

Structured notes (UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) only)

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the "reference instrument") or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. In order to cover structured notes, a Fund, to the extent required by the SEC, will maintain Segregated Assets in accordance with SEC positions to cover its obligations with respect to such instruments.

Equity participation notes or equity linked notes (collectively "EPNs") (UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund and UBS International Equity Fund only). The Funds may invest up to 10% of their total assets in EPNs. An EPN is a debt instrument whose return is determined by the performance of a single equity security. When purchasing an EPN, a Fund pays the counterparty the current value of the underlying security plus a commission. During the time that the EPN is owned, the price of the EPN will fluctuate in accordance with the price fluctuation of the underlying security, with a currency adjustment to reflect the fact that EPNs are generally priced in US dollars whereas the underlying security is generally denominated in a foreign currency. At maturity or sale, the EPN owner's profit or loss is the sum of the appreciation/depreciation of the underlying security, plus the appreciation/depreciation of the underlying security's currency relative to the US dollar, less any commissions paid. A Fund only invests in EPNs for which the underlying security is a permissible investment pursuant to the Fund's investment policies and restrictions.

The Funds invest in EPNs only to gain exposure to equities in foreign markets where direct investments in equity securities are not easily accessible or otherwise obtainable. The Funds may only invest in EPNs that are unleveraged and that do not have a "cap" or a "floor" on the maximum principal amount to be repaid to a Fund at maturity. In addition, the Funds may only invest in EPNs that are based on the performance of a single underlying equity security; that have no premium or discount in relation to the underlying asset; and that provide for the retention of dividend rights. Investments in EPNs will only be made if the counterparty is a financial institution rated at least A1 by S&P or P1 by Moodys. EPNs are not considered equity securities for purposes of a Fund's policy to invest 80% of its net assets in equity securities.

EPNs possess the risks associated with the underlying security, such as market risk, and, with respect to EPNs based on foreign securities, foreign securities and currency risks. EPNs, however, involve greater risks than if a Fund had invested in the underlying security directly, since, in addition to general market and foreign securities risks, EPNs are subject to counterparty, credit and illiquidity risks. Counterparty risk is the risk that the issuer of the EPN may fail to pay the full amount due at maturity or redemption. In addition, an investment in an EPN creates exposure to the credit risk of the issuing financial institution. Also, the secondary market for EPNs may be limited, and the lack of liquidity in the secondary market may make EPNs difficult to dispose of and to value. In choosing EPNs appropriate for the Funds, the Advisor will select only those EPNs that have demonstrated patterns of brokers willing to provide liquidity on demand to ensure that the EPNs maintain their liquidity. Each Fund, however, will treat EPNs as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

Credit-linked securities (UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) only). The Funds may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. A Fund has the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date.

A Fund bears the risk of loss of its principal investment and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security in the event that one or more of the underlying corporate debt obligations or credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal or a restructuring) with respect to an underlying debt obligation (which may represent a credit event of one or more underlying obligors), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund's pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the extent that a credit-linked security represents an interest in underlying obligations of a single corporate issuer, a credit event with respect to such an issuer presents greater risk of loss to the Fund than if the credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. The Fund will generally only purchase credit-linked securities that are determined to be liquid in accordance with the Fund's liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in the value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See "Investment strategies—swaps" for a description of additional risks associated with credit default swaps.

Loan participations and assignments

Each Fund (other than the UBS High Yield Fund) may invest up to 5% of its net assets, and the UBS High Yield Fund may invest up to 20% of its net assets, in the Loan Fund to gain exposure to the global loan market. The Loan Fund primarily invests in floating, variable and fixed rate loans made to or issued by US and non-US companies and partnerships typically through loan assignments, but also through participations in loans. The Loan Fund primarily invests in senior secured loans, but may also purchase senior unsecured, subordinated, and junior loans. Loans in general are subject to the general risks of fixed income investing including credit, prepayment, extension and, to a lesser extent, interest rate risks. The possible fluctuations in the Loan Fund's value would directly affect the value of a Fund to the extent that the Fund is invested in the Loan Fund and, therefore, the Funds are subject to the same risks as the Loan Fund.

A senior loan is typically originated, negotiated and structured by a US or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors. The Agent typically administers and enforces the loan on behalf of the other loan investors and typically holds any collateral on behalf of the loan investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Senior loans typically hold the most senior position in the capital structure of a business entity, and therefore have priority over the claims of most or all other creditors on the borrower's cash flow in the event of default. Senior secured loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior unsecured loans are not supported by collateral and, in such cases, the Loan Fund would not have a claim on any specific asset or stock of the borrower, which results in a greater risk of loss. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The amount of public information available with respect to senior loans may be less extensive than that available for registered or exchange listed securities.

Junior loans or second lien loans are subject to the same general risks inherent to any loan investment, but due to their lower place in a borrower's capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. A junior loan may have a claim on the same collateral pool as the senior loan or it may be secured by a separate set of assets, such as property, plants, or equipment.

The Loan Fund purchases loans primarily through assignments, but may also purchase participation interests in loans. The agent and the original lenders of a loan typically have the right to sell interests ("participations") in their share of the loan to other participants or to assign all or a portion of their interests ("assignments") in the loan to other parties. When the Loan Fund purchases an assignment, it typically has a direct contractual relationship with the borrower and may enforce compliance by the borrower with the terms of the loan agreement. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning loan investor and becomes a loan investor under the loan agreement with the same rights and obligations as the assigning loan investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning loan investor.

When the Loan Fund acquires a participation in a loan, it typically has a contractual relationship only with the lender, not with the borrower, and, therefore, the Loan Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Loan Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In connection with purchasing participations, the Loan Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation. As a result, the Loan Fund assumes the credit risk of both the borrower and the loan investor selling the participation. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation. Even under such a structure, in the event of the lender's insolvency, the lender's servicing of the participation may be delayed and the assignability of the participation may be impaired. The Loan Fund will acquire participations only if the lender interpositioned between the Loan Fund and the borrower is determined by the Advisor to be creditworthy. In the event of the insolvency of the loan investor selling a participation, the Loan Fund may be treated as a general creditor of such loan investor. The selling loan investors and other persons interpositioned between such loan investors and the Loan Fund with respect to such participations will likely conduct their principal business activities in the banking, finance and financial services industries.

The rate of interest payable on floating rate corporate loans or corporate debt securities is established as the sum of a base lending rate, such as the London Inter-Bank Offered Rate (LIBOR), plus a specified margin (typically between 2% to 4%). The Advisor believes that such spreads significantly reduce the impact of interest rate movements as compared to other debt securities. The interest rate on LIBOR-based loans and securities is reset periodically, typically at regular intervals ranging between 30 and 90 days. In the alternative, a portion of the Loan Fund's investments may consist of loans with interest rates that are fixed for the term of the loan. Investments with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Loan Fund's share price as a result of changes in interest rates.

Loans are generally not traded on a national securities exchange, but are traded on active secondary markets. Economic and other events (whether real or perceived) can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Loan Fund's net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted. No active trading market may exist for some loans and certain loans may be subject to restrictions on resale. In addition, a secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability of the Loan Fund to realize full value and thus cause a decline in its net asset value.

The Advisor has chosen to remain on the public side of all loan transactions by refusing access to non-public information about a borrower that may otherwise be available to the portfolio manager or his team as a consequence of typical loan terms requiring borrowers to provide non-public information periodically to lenders. The Advisor refuses such non-public information as the receipt of such information would require the portfolio manager and his team to be "walled off" from other portfolio managers, traders and research staff, which would inhibit the Loan Fund's opportunity to leverage research and analysis from other portfolio management teams and may increase the costs of the Loan Fund. However, by not receiving the non-public information about a borrower, the portfolio manager and credit analysts may not receive certain information to which the Loan Fund would otherwise have been entitled that otherwise may have affected its decision to invest in the loan. In certain instances, however, the Advisor may seek access to non-public information with respect to a particular loan currently held by the Loan Fund if the loan has defaulted or is in danger of default or if the Fund is a material holder of the loan during a significant change in the terms of the loan. In these situations the Advisor may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

Investments relating to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)

Emerging markets investments

The UBS Dynamic Alpha Fund and UBS Global Frontier Fund may invest in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets, and in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets. The UBS Global Allocation Fund may invest up to 10% of its total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets, and up to 10% of its total assets in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets. The UBS Global Equity Fund and UBS International Equity Fund may each invest up to 25% of their total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The UBS Absolute Return Bond Fund may invest in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets. The Fund also may invest in debt securities of corporate issuers in developing countries. The UBS Global Bond Fund and the UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may invest in debt securities of foreign issuers, which may include securities of issuers in emerging markets. The UBS High Yield Fund may invest up to 25% of its total assets in securities of foreign issuers, which may include securities of issuers in emerging markets. The Fund also may invest in fixed income securities of emerging market issuers, including government and government-related entities (including participation in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers.

The Funds' investments in emerging market government and government-related securities may consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.

Except as noted, the Funds' investments in the fixed income securities of emerging market issuers may include investments in Structured Securities, Loan Participation and Assignments (as such capitalized terms are defined below), Brady Bonds and certain non-publicly traded securities.

Each of the UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, investments by the Funds in Structured Securities will be limited by each Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

The UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Funds' investments in Loans are expected in most instances to be in the form of a participation in loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. The Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid subjecting purchasers of Participations to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Funds will acquire the Participations only if the Lender interpositioned between a Fund and a borrower is determined by the Advisor to be creditworthy.

When a Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

The UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund, and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, the Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nicaragua, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam. Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar), and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by US Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which a Fund invests will not be subject to restructuring arrangements or to requests for a new credit which may cause the Fund to suffer a loss of interest or principal in any of its holdings.

The Funds also may invest in securities that neither are listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in such unlisted emerging market equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

The Funds' investments in emerging market securities will, at all times, be limited by each Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

Risks of investing in emerging markets

There are additional risks inherent in investing in less developed countries that are applicable to the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund). An "emerging market country" is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities or any country included in an "emerging markets" index. The countries included in this definition will change over time. An emerging market security is a security issued by a government of an emerging markets country or a security issued by an issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the security's principal trading market is an emerging market; (ii) at least 50% of the issuer's (or the issuer's parent company's) revenue is generated from goods produced or sold, investments made, or services performed in emerging market countries; or (iii) at least 50% of the issuer's (or the issuer's parent company's) physical assets are located in emerging market countries; (iv) at least 50% of the issuer's (or the issuer's parent company's) economic activities are in emerging market countries; or (v) the principal place of business of the issuer (or the issuer's parent company) is an emerging market country. In addition, an emerging market security includes derivative instruments on emerging market securities or indices.

Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation; the availability of sufficient foreign exchange on the date a payment is due; the relative size of its debt service burden to the economy as a whole; its government's policy towards the International Monetary Fund, the World Bank and other international agencies; and the political constraints to which a government debtor may be subject.

The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

The issuers of the government and government-related debt securities in which the Funds expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Payments to holders of the high yield, high risk, foreign debt securities in which the Funds may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

Investments in Russian securities

The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Funds' investments in Russian securities. Among these procedures is a requirement that the Funds will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Funds' sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Funds. This requirement will likely have the effect of precluding investments in certain Russian companies that the Funds would otherwise make.

UBS Global Allocation Fund—Asset allocation

As set forth in the Fund's Prospectus, under normal market conditions, the Fund expects to allocate assets between fixed income securities and equity securities. The Fund is a multi-asset fund, and may invest in each of the major asset classes: US fixed income, US equities, international fixed income (including emerging markets), and international equities (including emerging markets), based upon the Advisor's assessment of prevailing market conditions in the United States and abroad.

UBS Global Frontier Fund—Asset allocation and leveraging mechanisms

As set forth in the Fund's Prospectus, under normal market conditions, to achieve the Fund's investment objective the Advisor employs its Global Securities (Allocation) Strategy, which utilizes active asset allocation strategies across various asset classes based on the Advisor's assessment of prevailing market conditions in the US and abroad. The Advisor enhances its Global Securities (Allocation) Strategy with respect to the Fund by increasing the Fund's exposure to the global markets through the use of leverage to achieve higher returns than the Global Securities (Allocation) Strategy with equity-like risk. The Global Securities (Allocation) Strategy is currently utilized by other funds and products managed by the Advisor, including the UBS Global Allocation Fund and the GSR Fund.

In order to pursue its investment objective, the Fund may invest directly in securities and financial instruments and/or indirectly in such investments by investing in (i) shares of open-end investment companies advised by the Advisor (to the extent permitted by an exemptive order received by the Fund); (ii) other open-end investment companies; (iii) exchange-traded funds; and (iv) similarly structured pooled investment vehicles. Such investment companies advised by the Advisor in which the Fund may invest have similar risks and limitations as the Fund described above.

Under normal market conditions, the Advisor expects to increase the Fund's exposure to the global markets through the use of leverage, which may include investments in total return swaps; borrowing from banks to the extent permitted by the Act to purchase additional investments to achieve the Fund's investment objective; and engaging in futures contracts with respect to securities or indices. The range of leverage applied may be between 0% and 50% of the Fund's total assets, but will typically be between 25% and 40% of the total assets of the Fund.

Summary of risks

The principal risks of investing in each of the Funds are described in the "Principal Risks" section of the Prospectus.

Investment restrictions

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund's total assets will not be considered a violation. Each Fund (except for UBS International Equity Fund) may not:

(i)  Purchase the securities of any one issuer (other than the US government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment: (a) more than 5% of the value of the Fund's total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations (this limitation does not apply to the UBS Dynamic Alpha Fund, UBS Absolute Return Bond Fund and UBS Global Bond Fund);

(ii)  Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(iii)  Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(iv)  Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund's net assets to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof (this limitation does not apply to UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund);

(v)  Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. With respect to UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund, (A) for purposes of (b), the Funds' restriction provides for the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with each Fund's investment objectives and policies; and, with respect to such Funds, the UBS Global Frontier Fund and UBS U.S. Equity Alpha Fund (B) each Fund may also make loans to affiliated investment companies to the extent permitted by the Act or any exemptions therefrom that may be granted by the SEC;

(vi)  Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required (this limitation does not apply to UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund);

(vii)  Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or any of its agencies); and

(viii)  Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares (this limitation does not apply to UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund.

In addition, pursuant to a fundamental investment policy, the UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund), under normal circumstances, invests at least 65% of its total assets in investment grade US debt securities, with an initial maturity of more than one year.

UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund may not:

(i)  Borrow money, except that the Fund may borrow money from banks to the extent permitted by the Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes, and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed);

(ii)  Act as underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares; and

(iii)  Issue securities senior to the Fund's presently authorized shares of beneficial interest, except this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the Act or any rule or order thereunder, or SEC staff interpretations thereof.

UBS International Equity Fund and UBS U.S. Large Cap Equity Fund may not:

As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the US government or its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the total assets of the Fund would be invested in securities of such issuer;

The UBS Dynamic Alpha Fund, UBS Global Frontier Fund, UBS U.S. Equity Alpha Fund and UBS Absolute Return Bond Fund may not:

Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof.

UBS International Equity Fund may not:

(i)  Invest in real estate or interests in real estate (this will not prevent the Fund from investing in publicly-held REITs or marketable securities of companies which may represent indirect interests in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(ii)  Purchase or sell commodities or commodity contracts, but may enter into futures contracts and options thereon in accordance with its Prospectus. Additionally, the Fund may engage in forward foreign currency contracts for hedging and non-hedging purposes;

(iii)  Make investments in securities for the purpose of exercising control over or management of the issuer;

(iv)  Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

(v)  Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(vi)  Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed or privately placed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(vii)  Issue senior securities or borrow money in excess of 33 1/3% of the value of its total assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's total assets, asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund's total assets;

(viii)  Purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the US government, its agencies or instrumentalities, if immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund across several countries;

(ix)  Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(x)  Invest in securities of any open-end investment company, except that (i) the Fund may purchase securities of money market mutual funds, and (ii) in accordance with any exemptive order obtained from the SEC which permits investment by the Fund in other Funds or other investment companies or series thereof advised by the Advisor. In addition, the Fund may acquire securities of other investment companies if the securities are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a SEC approved offer of exchange;

(xi)  Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Fund's Prospectus; and

(xii)  Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.

Management of the Trust

Organization of the Board

The Board of Trustees of the Trust is responsible for establishing the Trust's policies and for overseeing the management of the Trust and the Funds. The Board of Trustees elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of Trustees of the Trust is comprised entirely of Independent Trustees that are not considered to be "interested persons" by reason of their relationship with the Trust's management or otherwise as defined under the Act. Frank K. Reilly, an Independent Trustee, is Chairman of the Board. As Chairman of the Board, Mr. Reilly approves agendas for Board meetings and generally facilitates communication and coordination among the Independent Trustees and between the Independent Trustees and management. Mr. Reilly also acts as liaison between the Fund's Chief Compliance Officer and the Independent Trustees with respect to compliance matters between scheduled Board meetings.

The Board of the Trust meets in person at least four times each year. At each in-person meeting, the Independent Trustees meet in executive session to discuss matters outside the presence of management. In addition, the Board holds special telephonic meetings throughout the year and the Independent Trustees also discuss other matters on a more informal basis at other times.

The Board has two standing committees, an Audit Committee and a Nominating, Compensation and Governance Committee (the "Nominating Committee"). As described below, through these Committees, the Independent Trustees have direct oversight of the Trust's accounting and financial reporting policies, the selection and nomination of candidates to the Trust's Board and the Trust's governance procedures.

Each Independent Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and approve the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; and (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof. The Audit Committee met three times during the fiscal year ended June 30, 2010.

Each Trustee sits on the Trust's Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board. The Nominating Committee met three times during the fiscal year ended June 30, 2010.

The Board also at times creates other committees of Board members to assist in the evaluation of specific matters. The Independent Trustees have also engaged independent legal counsel, and have from time to time engaged consultants and other advisors to assist them in performing their oversight responsibilities.

The Board believes that the existing Board structure for the Trust is appropriate because it allows the Independent Trustees to exercise independent judgment in evaluating the governance of the Trust and performance of the Funds' service providers.

Board oversight of risk management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board's request or upon the initiative of the Advisor, including discussions with the Advisor's Chief Risk Officer. In addition, the Audit Committee of the Board meets at least annually with the Advisor's internal audit group to discuss the results of the internal audit group's examinations of the functions and processes of the Advisor that affect the Funds and to be advised regarding the internal audit group's plans for upcoming audits.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Funds. The Board discusses these reports and the performance of the Funds and investment risks with management of the Advisor at the Board's regular meetings. To the extent that the Advisor seeks to change a Fund's investment strategy that may have a material impact on the Fund's risk profile or invest in a new type of security or instrument, the Board generally is provided information on such proposed changes for the Board's approval. In addition, the Advisor provides, at the request of the Board, an annual report on the use of derivatives by the Funds.

With respect to valuation, the Advisor provides regular written reports to the Board that enables the Board to monitor fair valued securities in the Funds. Such reports also include information concerning illiquid securities held by the Funds. In addition, the Audit Committee reviews valuation procedures and pricing results with the Trust's independent registered public accounting firm in connection with such Committee's review of the results of the audit of each Fund's year end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor's compliance group and meets regularly with the Trust's Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the Independent Trustees meet at least quarterly in executive session with the CCO, and the Fund's CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Fund and receives information about the procedures in place for the Trust's service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

At the request of the Board, the Advisor also has provided presentations to the Board with respect to the Advisor's operational risk management.

Trustee qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of Mark Kemper, the Secretary of the Trust, at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. In assessing Trustees for the Board, the Nominating Committee may consider factors such as the person's judgment, skill, diversity and experience with investment companies and other organizations of comparable purpose, complexity and size and subject to similar legal restrictions and oversight and the interplay of a Trustee or candidate's experience with the experience of other Board members. The Board believes that collectively, the Trustees currently serving on the Board have balanced and diverse experience, qualifications, attributes and skills that allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had experience serving as a director on the boards of operating companies and/or other investment companies. The Board also considered that Walter E. Auch, Adela Cepeda, John J. Murphy, Edward M. Roob and J. Mikesell Thomas have or had careers in the financial services or investment industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board. The Board also noted that both Frank K. Reilly and Abbie J. Smith, as Professors of Finance and Accounting, respectively, also have the relevant skills and experience to serve as members of the Board.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Advisor, are listed below. None of the Trustees is an "interested person" (as defined in the Act) of the Trust. The Trustees may be referred to herein as "Independent Trustees."

Independent trustees

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
Walter E. Auch; 89 6001 N. 62nd Place Paradise Valley, AZ 85253	Trustee	Since 1994	Mr. Auch is retired (since 1986).	Mr. Auch is a trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Auch is a trustee emeritus of the Morgan Stanley Smith Barney Consulting Group Capital Markets Funds (11 portfolios) (prior to which he was a trustee (from 2006 to March 2010)). Mr. Auch is also a member of the Board of Sound Surgical Technologies. Mr. Auch was a trustee of Advisors Series Trust (from 1997 to 2008), a trustee of Legg Mason Partners Fund Complex (from 2005 to 2007) and a trustee of Nicholas Applegate Institutional Funds (from 1999 to 2008).

Adela Cepeda; 52 A.C. Advisory, Inc. 150 N. Wacker Drive, Suite 2160 Chicago, IL 60606	Trustee	Since 2004	Ms. Cepeda is founder and president of A.C. Advisory, Inc. (since 1995).	Ms. Cepeda is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Cepeda is director of the MGI Funds (7 portfolios) (since 2005), trustee of the Morgan Stanley Smith Barney Consulting Group Capital Markets Funds (11 portfolios) and director of Amalgamated Bank of Chicago. Mr. Cepeda was a director of Lincoln National Income Fund, Inc. (from 1992 to 2006), a director of Lincoln National Convertible Securities Fund, Inc. (from 1992 to 2006) and a director of Wyndam International, Inc. (from 2004 to 2006).

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
John J. Murphy; 66 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advisor) (since 1983).	Mr. Murphy is a director or trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Murphy is a director of the Nicholas Applegate funds (12 portfolios); a director of the Legg Mason Equity Funds (54 portfolios) (since 2007); and a trustee of Morgan Stanley Smith Barney Consulting Group Capital Markets funds (11 portfolios).

Frank K. Reilly; 74 Mendoza College of Business University of Notre Dame Notre Dame, IN 46556-5646	Chairperson and Trustee	Since 1992	Mr. Reilly is a Professor of Finance at the University of Notre Dame (since 1982).	Mr. Reilly is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Reilly is a director of Discover Bank, a subsidiary of Discover Financial Services.

Edward M. Roob; 76 c/o UBS Global AM One North Wacker Drive Chicago, IL 60606	Trustee	Since 1995	Mr. Roob is retired (since 1993).	Mr. Roob is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	None.

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
Abbie J. Smith; 57 University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009	Ms. Smith is a Boris and Irene Stern Professor of Accounting in The University of Chicago Booth School of Business (since 1980). In addition, Ms. Smith is a co-founding partner and Director of Research of Fundamental Investment Advisors (hedge fund) (co-founded in 2004, commenced operations in 2008) (since 2008). Formerly, Ms. Smith was a Marvin Bower Fellow at Harvard Business School (2001-2002).	Ms. Smith is a director or trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Smith is a director of HNI Corporation and chair of the human resources and compensation committee (formerly known as HON Industries Inc.) (office furniture) (since 2000) and a director and chair of the audit committee of Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). In addition, Ms. Smith is a trustee/director (since 2000) and a member of the audit committee (since 2000) and portfolio performance committee (since 2002) of the Dimensional Funds complex (88 portfolios).

J. Mikesell Thomas; 59 1353 Astor Street Chicago, IL 60610	Trustee	Since 2004	Mr. Thomas is a principal with the investment firm Castle Creek Capital (since 2008), President and CEO of First Chicago Bancorp (since 2008); and CEO of First Chicago Bank of Trust (since 2008) and President and sole shareholder of Mikesell Advisory Corp. (since 2009). He is the former President and CEO of Federal Home Loan Bank of Chicago (2004 to 2008). Mr. Thomas was an independent financial advisor (2001 to 2004).	Mr. Thomas is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Thomas is a director and chairman of the Audit Committee for Northshore University HealthSystem.

(1)  Each Trustee holds office for an indefinite term.

Officers

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Joseph J. Allessie* Age: 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director (since 2005)) and deputy general counsel (since 2005) at UBS Global AM (US) and UBS Global AM (Americas) (collectively, "UBS Global AM—Americas region"). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that, Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark E. Carver; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Thomas Disbrow* Age: 44	Vice President, Treasurer and Principal Accounting Officer	Since 2004 (Vice President) and 2006 (Treasurer and Principal Accounting Officer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director (since 2000)) and head of the US mutual fund treasury administration department (since 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook* Age: 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director (since 2006)) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from 2005 to 2006. Prior to that, he was a senior manager with PFPC Worldwide since 2000. Mr. Flook is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Mark F. Kemper** Age: 52	Vice President and Secretary	Since 1999 (Vice President) and 2004 (Secretary)	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from 2001 to 2004. He has been secretary of UBS Global AM—Americas region since 2004 and of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is vice president and secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary* Age: 42	Vice President and Assistant Treasurer	Since 2006	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director (since 2000)) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee* Age: 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director (since 2005)) and associate general counsel of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that, she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Steven J. LeMire* Age: 41	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill* Age: 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Nancy D. Osborn* Age: 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since 1996. Mrs. Osborn is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders* Age: 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Andrew Shoup* Age: 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds) from 2003 to 2006. Prior to that, he held various positions with Citigroup Asset Management and related Companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller* Age: 49	Vice President and Assistant Secretary	Since 2004	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, NY 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, IL 60606.

†  Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Information about trustee ownership of Fund shares

[TO BE PROVIDED IN 485B FILING]

Information about Independent trustee ownership of securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US)

As of December 31, 2009, the Independent Trustees did not own any securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US).

Name of Independent Trustees	Dollar range of equity securities in the Trust†	Aggregate dollar range of equity securities in all
registered investment companies overseen by
Trustee for which UBS Global AM (Americas) or
an affiliate serves as Investment Advisor,
Sub-advisor or Manager†
Walter E. Auch	[UBS U.S. Large Cap Equity Fund — $10,001 - $50,000]	[$50,001 - $100,000]

Adela Cepeda	[None]	[$10,001 - $50,000]

John J. Murphy	[None]	[None]

Frank K. Reilly	[UBS Global Allocation Fund — over $100,000;]	[over $100,000]

[UBS U.S. Small Cap Growth Fund — $50,001 - $100,000]

Edward M. Roob	[UBS Dynamic Alpha Fund — $50,001 - $100,000]	[over $100,000]

[UBS Global Allocation Fund — over $100,000]

Abbie J. Smith	[None]	[None]

J. Mikesell Thomas	[None]	[None]

†  Information regarding ownership is as of December 31, 2009.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or (v) over $100,000.

Compensation table [TO BE PROVIDED IN 485B FILING]

Trustees

Name and position held	Annual aggregate compensation from the Trust[1]			Pension or retirement benefits accrued as part of Fund expenses	Total compensation from the Trust and Fund complex paid to Trustees[2]
Walter E. Auch, Trustee	$	[	_____]	N/A	$	[	______]
Adela Cepeda, Trustee	$	[	_____]	N/A	$	[	______]
John J. Murphy, Trustee	$	[	_____]	N/A	$	[	______]
Frank K. Reilly, Trustee	$	[	_____]	N/A	$	[	______]
Edward M. Roob, Trustee	$	[	_____]	N/A	$	[	______]
Abbie J. Smith, Trustee	$	[	_____]	N/A	$	[	______]
J. Mikesell Thomas, Trustee	$	[	_____]	N/A	$	[	______]

1  Represents aggregate annual compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2010.

2  This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch, Mr. Murphy and Ms. Smith) managed by UBS Global AM (Americas) or an affiliate for the fiscal year ended June 30, 2010.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives for his or her service to the Fund complex (which consists of the Trust and three other registered investment companies, an annual retainer of $160,000 paid quarterly for serving as a Board member. In addition, the chairman of the Board, for serving as chairman of the Board; the chairman of the Audit Committee, for serving as chairman of the Audit Committee; and the chairman of the Nominating, Compensation and Governance Committee, for serving as chairman of the Nominating, Compensation and Governance Committee, each receive from the Fund complex, for his or her service, an annual retainer of $20,000, $15,000 and $7,500, respectively. The Fund complex also reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.

Each Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended June 30, 2010.

Each Trustee sits on the Trust's Nominating, Compensation and Governance Committee (the "Nominating Committee"), which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating, Compensation and Governance Committee met once during the fiscal year ended June 30, 2010. There is no separate Investment Committee. Items pertaining to these matters are submitted to the full Board.

[TO BE CONFIRMED IN 485B FILING] Principal holders of securities

As of the date of this SAI, the officers and Trustees, unless otherwise noted, as a group owned less than 1% of the outstanding equity securities of the Trust and of each class of equity securities of the Trust.

As of September 30, 2010, the following persons owned, of record or beneficially, more than 5% of the outstanding voting shares of the Class A, Class B, Class C and/or Class Y shares of one or more Funds as set forth below:

[TO BE CONFIRMED IN 485B FILING]

Fund	Name & address*	Percent held
UBS Dynamic Alpha Fund—Class Y	Esselte Corporation Ttee Esselte Group US Retirement Income Plan dated 04/19/04 c/o Esselte Corporation	[____]%

	Northern Trust Company as Trustee FBO UBS Financial Services 401K PL	[____]%

	UBS Financial Services Inc. FBO Jonathan J. Rosenberg & Beryl Grace Ttees; Rosenberg Grace Fixed Income	[____]%

	Pershing LLC	[____]%

	UBS Financial Services Inc. FBO PHI MU Foundation	[____]%

UBS Global Allocation Fund—Class Y	Northern Trust Company as Trustee FBO UBS Financial Services 401K PL	[____]%

	State Street Bank & Trust Co Ttee The UBS Savings & Investment Plan	[____]%

	Wilmington Trust Co Ttee Brinson Partners Inc. Supp Inc Comp PL UA 2/20/97	[____]%

	Brown Brothers Harriman & Co as custodian	[____]%

UBS Global Frontier Fund—Class A	Citigroup Global Markets Inc.	[____]%

UBS Global Frontier Fund—Class Y	UBS Financial Services Inc. FBO Calamondon, LLC	[____]%

UBS Global Equity Fund—Class B	Merrill Lynch Financial Data Svcs UBS Financial Services Inc. CUST W. Garrett McDaniel Jr Rollover IRA	[____]% [____]%

Fund	Name & address*	Percent held
UBS Global Equity Fund—Class Y	Pershing LLC TDAmeritrade Inc For the exclusive benefit of our customers	[____]% [____]%

	Wilmington Trust Co Ttee Brinson Partners Inc Supp Inc Comp PL UA 2/20/97	[____]%

	Swiss Bank Corporation Omnibus Reinvest Account	[____]%

	Genworth Financial Trust Co FBO Genworth Financial Wealth MGT & Mutual Clients & Other Custodial Clients	[____]%

UBS International Equity Fund—Class A	UBS Financial Services Inc. FBO Regina A. Dolan	[____]%

UBS International Equity Fund—Class B	UBS Financial Services Inc. FBO Wesley Services Organization	[____]%

	UBS Financial Services Inc. Cust Phillip Rutkowski Rollover IRA	[____]%

	UBS Financial Services Inc. FBO Christopher E. Cook	[____]%

	UBS Financial Services Inc. CUST Emily G. Vasak	[____]%

UBS International Equity Fund—Class C	UBS Financial Services Inc. FBO George Milum Testerman, MD Living Trust	[____]%

	UBS Financial Services Inc. FBO Dorothy L. Quade Kurt W. Quade & Mark Quade Quade Rev Trust DTD 12/14/00	[____]%

	UBS Financial Services Inc. CUST Jeanne G. Pramaggiore Rollover IRA	[____]%

UBS International Equity Fund—Class Y	Pershing LLC T. Rowe Price Retirement Plan Services Inc FBO Retirement Plan Clients	[____]% [____]%

	TDAmeritrade Inc For the exclusive benefit of our customers	[____]%

Fund	Name & address*	Percent held
	Northern Trust Company as Trustee FBO UBS Financial Services 401K PL	[____]%

	Brown Brothers Harriman & Co. as custodian	[____]%

UBS U.S. Equity Alpha Fund—Class Y	Pershing LLC TDAmeritrade Inc For the exclusive benefit of our customers	[____]% [____]%

	Genworth Financial Trust Co FBO Genworth Financial Wealth MGT & Mutual Clients & Other Custodial Clients	[____]%

UBS U.S. Large Cap Equity Fund—Class A	Fidelity Invest Inst Operations Co Inc Agnt Certain Employee Benefit Plans Fidelity Invest-Financial Oper	[____]%

	DCGT as Ttee and/or CUST FBO Principal Financial Group Omnibus Qualified	[____]%

UBS U.S. Large Cap Equity Fund—Class B	LPL Financial Services UBS Financial Services Inc. FBO Elliott B. Schneider	[____]% [____]%

	UBS Financial Services Inc. FBO William G. Elliott Ttee U/A 6/27/1990 William G. Elliott	[____]%

	First Clearing LLC Don R Sheets Revocable Living TR TR	[____]%

	UBS Financial Services Inc. FBO The Charles B Hunter Revoc TR Charles B Hunter Ttee Dtd 2/21/09	[____]%

	UBS Financial Services Inc. CUST Barry J Klein	[____]%

UBS U.S. Large Cap Equity Fund—Class C	DCGT as Ttee and/or CUST FBO Principal Financial Group Omnibus Qualified	[____]%

	DCGT as Ttee and/or CUST FBO Various Qualified Plans	[____]%

	UBS Financial Services Inc. FBO J. Wilson Mitchell Wendy Ann Mitchell JTWROS	[____]%

Fund	Name & address*	Percent held
UBS U.S. Large Cap Equity Fund—Class Y	State Street Bank & Trust Co Ttee The UBS Savings & Investment Plan	[____]%

	JP Morgan Chase CUST FBO Pearson Retirement Plan C/O JP Morgan RPS	[____]%

	Wachovia Bank FBO Various Retirement Plans	[____]%

	John Hancock Life Insurance Co USA RPS SEG Funds & Accounting ET-7	[____]%

	National Financial Services Corp For exclusive benefit of our customers	[____]%

	JP Morgan Chase as Trustee for the Astec Industries, Inc. 401K Retirement Plan	[____]%

UBS U.S. Large Cap Value Equity Fund—Class B	UBS Financial Services Inc. CUST John H Kelleher Traditional IRA	[____]%

	UBS Financial Services Inc. CUST Julie T Daily Traditional IRA	[____]%

	UBS Financial Services Inc. FBO George W Johnston	[____]%

UBS U.S. Large Cap Value Equity Fund—Class Y	Northern Trust Company as Trustee FBO UBS Financial Services 401K PL	[____]%

	Wilmington Trust Co FBO Brinson Partners Inc. Supp Incent Comp Plan	[____]%

	Wilmington Trust Co FBO Brinson Partners Inc. Def Comp Pl	[____]%

UBS U.S. Small Cap Growth Fund—Class A	ING Life Insurance & Annuity Co ING National Trust	[____]% [____]%

	Nationwide Trust Company FSB C/O IPO Portfolio Accounting	[____]%

	Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers	[____]%

UBS U.S. Small Cap Growth Fund—Class B	UBS Financial Services Inc. FBO Carl P Forsythe Jane E Forsythe JTWROS	[____]%

	UBS Financial Services Inc. FBO Innovative Technology	[____]%

	Pershing LLC	[____]%

	Merrill Lynch Financial Data SCVS	[____]%

Fund	Name & address*	Percent held
	UBS Financial Services Inc. FBO James H Bellows Leslie A Mertz JTTEN	[____]%

UBS U.S. Small Cap Growth Fund—Class Y	Fidelity Invest Inst Operations Co Inc Agnt Certain Employee Benefit Plans Fidelity Invest-Financial Oper	[____]%

	Mastercard State Street Bank as Trustee Citistreet as Plan Administrator	[____]%

	State Street Bank & Trust Co Ttee The UBS Savings & Investment Plan	[____]%

	UBS Omnibus Reinvest Account	[____]%

	Charles Schwab & Co Inc	[____]%

	JP Morgan Chase Bank as Trustee FBO El Paso Corporation RSP C/O JP Morgan RSP MGMT Rpty Team	[____]%

	National Financial Services Corp For exclusive benefit of our customers	[____]%

UBS Absolute Return Bond Fund—Class A	UBS Financial Services Inc. FBO PHI MU Fraternity	[____]%

UBS Absolute Return Bond Fund—Class Y	Banco Nacional de Angola	[____]%

UBS Global Bond Fund—Class B	UBS Financial Services Inc FBO Radmila Lonic Kokot CND FBO Stephen K Kokot UTMA/NY	[____]%

	Pershing LLC FBO: IRA FBO Deniece L Asdit Pershing LLC as CUSTOD	[____]%

	UBS Financial Services Inc. FBO Christopher E. Cook	[____]%

	MS & CO C/F William C. Hassler IRA Standard dated 3/3/09	[____]%

	LPL Financial Services	[____]%

	UBS Financial Services Inc. CUST Kevin D. Lo	[____]%

	UBS Financial Services Inc. CUST Daniel P. Carter	[____]%

Fund	Name & address*	Percent held
UBS Global Bond Fund—Class C	UBS Financial Services Inc. FBO Trager International Building Fund	[____]%

	UBS Financial Services Inc. FBO Sandra J Cladianos Ttee The Cladianos Family QTIP TRST dated 4/10/00	[____]%

UBS Global Bond Fund—Class Y	Pershing LLC TDAmeritrade Inc For the exclusive benefit of our customers	[____]% [____]%

	UBS AG Omnibus Reinvest Account UBST	[____]%

	Wilmington Trust Co Ttee Brinson Partners Inc Supp Inc. Comp PL UA 2/20/97	[____]%

	Genworth Financial Trust Co FBO Genworth Financial Wealth MGT & Mutual Clients & Other Custodial Clients	[____]%

	Northern Trust Company as Trustee FBO UBS Financial Services 401K PL	[____]%

UBS High Yield Fund—Class B	UBS Financial Services Inc. CUST Laurie Buhr Rollover IRA	[____]%

UBS High Yield Fund—Class Y	UBS Omnibus Reinvest Account UBST Northern Trust Company as Trustee FBO UBS Financial Services 401K PL	[____]% [____]%

	Pershing LLC	[____]%

UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)—Class A	UBS Financial Services Inc. FBO Laborers Intl Union North America Local 300	[____]%

	GPC Securities Inc Agent for Reliance Trust Company FBO Eastern Lift Truck Co Inc 401k Plan	[____]%

	GPC As agent for Reliance Trust Company FBO Fieldbrook Foods SIP Ret. Plan	[____]%

Fund	Name & address*	Percent held
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)—Class B	Stifel Nicolaus & Co Inc David N. Miller UBS Financial Services Inc. FBO Patricia C. Rossi	[____]% [____]%

	UBS Financial Services Inc. CUST Bruce A. Macphetres Access-US Trust	[____]%

	Raymond James & Assoc Inc CSDN FBO Faye C. Gideon IRA	[____]%

UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)—Class C	UBS Financial Services Inc. FBO James J Sandman Elizabeth D. Mullin JTWROS	[____]%

	UBS Financial Services Inc. CUST Gayle Adams Traditional IRA	[____]%

UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)—Class Y	State Street Bank & Trust Co Ttee The UBS Savings & Investment Plan Pershing LLC	[____]% [____]%

	TDAmeritrade Inc For the exclusive benefit of our customers	[____]%

*  The shareholders listed may be contacted c/o UBS Global Asset Management (US) Inc., Compliance Department, 1285 Avenue of the Americas, New York, NY 10019-6028.

[TO BE CONFIRMED IN 485B FILING]

As of September 30, 2010, there were no persons who owned of record or beneficially more than 25% of the outstanding voting shares of the Trust.

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Trust is presumed to control the Trust under the provisions of the Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust or a particular Fund.

Investment advisory, principal underwriting and other
service arrangements

Advisor

UBS Global Asset Management (Americas) Inc., with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Trust pursuant to its investment advisory agreement with each Fund (the "Agreements"). The Advisor is an investment management firm managing approximately $142 billion, as of June 30, 2010, primarily for institutional pension and profit sharing funds. The Advisor is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $528 billion in assets under management as of June 30, 2010. The Advisor is also an affiliate of UBS Financial Services, which provides certain sub-transfer agency and administration services to the Funds.

[TO BE PROVIDED IN 485B FILING: As of June 30, 2010, the Advisor also serves as the investment advisor or sub-advisor to [___] other investment companies: Curian Capital US Large Cap Select Equity; EQ Advisors Trust: Growth and Income Fund; Fort Dearborn Income Securities, Inc.; Global High Income Dollar Fund Inc.; GuideStone International Equity Fund; ING UBS U.S. Large Cap Equity Portfolio; Investment Grade Municipal Income Fund Inc.; John Hancock Funds II: Large Cap Fund; John Hancock Trust: Large Cap Trust; Laudus Growth Investors US Large Cap Growth Fund; Managed High Yield Plus Fund Inc.; Master Trust; MFS Diversified Target Return Fund; Northern Multi-Manager International Equity Fund; PacificLife Funds (PLF) Large Cap Growth Fund; Pacific Select Fund (PSF) Large-Cap Growth Portfolio; Principal Investors Fund, Inc.; Partners LargeCap Value Fund I; Russell Investment Company Emerging Markets Fund; Russell Investment Company International Developed Markets Fund; RVS VP UBS Large Cap Growth Fund; SEI International Fixed Income Fund; Strategic Global Income Fund Inc.; TA IDEX UBS Large Cap Value Portfolio; SMA Relationship Trust; UBS Cashfund Inc.; UBS Index Trust; UBS Investment Trust; UBS Managed Municipal Trust; UBS Master Series, Inc.; UBS Money Series; UBS Municipal Money Market Series; UBS PACE Select Advisors Trust; UBS Relationship Funds; UBS RMA Money Fund, Inc.; UBS RMA Tax-Free Fund, Inc.; USAA Growth & Income Fund; and Wilshire Large Cap Core 130/30 Fund.]

Pursuant to its Agreements with the Trust, on behalf of each Fund, the Advisor receives from each Fund a monthly fee at an annual rate (as described in the Prospectus and below) multiplied by the average daily net assets of that Fund for providing investment advisory services. For purposes of calculating the UBS Global Frontier Fund's fee, the Fund's average daily net assets will be deemed to be the average daily value of the Fund's total assets minus the sum of the Fund's liabilities (which liabilities exclude the aggregate amount of any borrowing). The Advisor is responsible for paying its expenses. Each Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) auditing and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's custodian, administrator and transfer agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

Under the Agreements, the Advisor is entitled to a monthly fee of the respective Fund's average daily net assets equal to annual rates according to the following fee schedule:

Fund	Assets under management	Fee
UBS Dynamic Alpha Fund	$0-$500 million On the next $500 million-$1 billion On the next $1 billion-$1.5 billion On the next $1.5 billion-$2 billion On the next $2 billion-$4 billion Above $4 billion	0.850% 0.800% 0.750% 0.725% 0.700% 0.680%
UBS Global Allocation Fund	$0-$500 million
On the next $500 million-$1 billion
On the next $1 billion-$1.5 billion
On the next $1.5 billion-$2 billion
On the next $2 billion-$3 billion
On the next $3 billion-$6 billion
	Above $6 billion	0.800% 0.750% 0.700% 0.675% 0.650% 0.630% 0.610%
UBS Global Frontier Fund	N/A	0.950%
UBS Global Equity Fund	$0-$250 million On the next $250 million-$500 million On the next $500 million-$1 billion Above $1 billion	0.750% 0.700% 0.680% 0.650%
UBS International Equity Fund	$0-$500 million On the next $500 million-$1 billion On the next $1 billion-$1.5 billion On the next $1.5 billion-$2 billion Above $2 billion	0.800% 0.750% 0.700% 0.675% 0.650%
UBS U.S. Equity Alpha Fund	$0-$500 million On the next $500 million-$1 billion Above $1 billion	1.000% 0.900% 0.850%
UBS U.S. Large Cap Equity Fund	$0-$500 million On the next $500 million-$1 billion On the next $1 billion-$1.5 billion On the next $1.5 billion-$2 billion Above $2 billion	0.700% 0.650% 0.600% 0.575% 0.550%
UBS U.S. Large Cap Value Equity Fund	$0-$500 million On the next $500 million-$1 billion On the next $1 billion-$1.5 billion On the next $1.5 billion-$2 billion Above $2 billion	0.700% 0.650% 0.600% 0.575% 0.550%

Fund	Assets under management	Fee
UBS U.S. Small Cap Growth Fund	$0-$1 billion Above $1 billion	0.850% 0.825%
UBS Absolute Return Bond Fund	$0-$500 million On the next $500 million-$1 billion On the next $1 billion-$1.5 billion On the next $1.5 billion-$2 billion Above $2 billion	0.550% 0.500% 0.475% 0.450% 0.425%
UBS Global Bond Fund	$0-$1.5 billion On the next $1.5 billion-$2 billion Above $2 billion	0.650% 0.600% 0.550%
UBS High Yield Fund	$0-$500 million On the next $500 million-$1 billion Above $1 billion	0.600% 0.550% 0.525%
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	$0-$500 million On the next $500 million-$1 billion On the next $1 billion-$1.5 billion On the next $1.5 billion-$2 billion Above $2 billion	0.500% 0.475% 0.450% 0.425% 0.400%

Each Fund (other than UBS International Equity Fund) is subject to a contractual expense limit at the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan fees, expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses: 1.10% for UBS Global Allocation Fund, 1.25% for the UBS Global Equity Fund; 0.95% for the UBS U.S. Large Cap Equity Fund; 0.95% for the UBS U.S. Large Cap Value Equity Fund; 0.90% for the UBS Global Bond Fund; and 0.39% for the UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund). The following Funds are subject to a contractual expense limits at the following rates of the respective Fund's average daily net assets that exclude securities loan fees and dividends expenses for securities sold short along with the previously mentioned exclusions: 1.10% for the UBS Dynamic Alpha Fund; 1.25% for the UBS U.S. Equity Alpha Fund; 1.15% for the UBS Global Frontier Fund; 1.15% for the UBS U.S. Small Cap Growth Fund; 0.85% for the UBS Absolute Return Bond Fund; and 0.95% for the UBS High Yield Fund. The contractual fee waiver and/or expense reimbursement agreements will remain in place through the period ending October 27, 2011. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver and/or expense reimbursement agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

With regard to UBS International Equity Fund, the Advisor has agreed to irrevocably waive its fees and reimburse certain expenses so that the total operating expenses do not exceed 1.25% of Class A shares, 2.00% for Class B shares, 2.00% for Class C shares and 1.00% for Class Y shares.

General expenses of the Trust (such as costs of maintaining corporate existence, certain legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

[TO BE PROVIDED IN 485B FILING]

Advisory fees accrued for the periods indicated below were as follows:

A. Fiscal year ended June 30, 2010

Fund*	Gross advisory fees earned by Advisor	Net advisory fees paid after fee waiver	Fund expenses waived/reimbursed by Advisor
UBS Dynamic Alpha Fund	$[_________]	$[_________]	$[________]
UBS Global Allocation Fund	[_________]	[_________]	[________]
UBS Global Equity Fund	[_________]	[_________]	[________]
UBS International Equity Fund	[_________]	[_________]	[________]
UBS U.S. Equity Alpha Fund	[_________]	[_________]	[________]
UBS U.S. Large Cap Equity Fund	[_________]	[_________]	[________]
UBS U.S. Large Cap Value Equity Fund	[_________]	[_________]	[________]
UBS U.S. Small Cap Growth Fund	[_________]	[_________]	[________]
UBS Absolute Return Bond Fund	[_________]	[_________]	[________]
UBS Global Bond Fund	[_________]	[_________]	[________]
UBS High Yield Fund	[_________]	[_________]	[________]
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[_________]	[_________]	[________]

B. Fiscal year ended June 30, 2009

Fund	Gross advisory fees earned by Advisor	Net advisory fees paid after fee waiver	Fund expenses waived/reimbursed by Advisor
UBS Dynamic Alpha Fund	$8,466,664	$8,464,010	$2,654
UBS Global Allocation Fund	16,641,614	16,641,614	—
UBS Global Frontier Fund	677,168	483,780	193,388
UBS Global Equity Fund	1,518,441	1,182,647	335,794
UBS International Equity Fund	751,990	364,371	387,619
UBS U.S. Equity Alpha Fund	927,626	745,883	181,743
UBS U.S. Large Cap Equity Fund	3,099,936	3,099,936	—
UBS U.S. Large Cap Value Equity Fund	438,779	164,471	274,308
UBS U.S. Small Cap Growth Fund	1,877,775	1,286,804	590,971
UBS Absolute Return Bond Fund	931,137	891,347	39,790
UBS Global Bond Fund	335,172	58,656	276,516
UBS High Yield Fund	673,196	539,110	134,086
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	430,712	113,360	317,352

C. Fiscal year ended June 30, 2008

Fund	Gross advisory fees earned by Advisor	Net advisory fees paid after fee waiver	Fund expenses waived/reimbursed by Advisor
UBS Dynamic Alpha Fund	$19,587,546	$19,587,546	$—
UBS Global Allocation Fund	32,751,950	32,751,950	—
UBS Global Frontier Fund	1,023,336	805,144	218,192
UBS Global Equity Fund	2,760,505	2,620,185	140,320
UBS International Equity Fund	1,499,641	1,277,426	222,215
UBS U.S. Equity Alpha Fund	1,966,262	1,939,394	26,868
UBS U.S. Large Cap Equity Fund	6,202,487	6,202,487	—
UBS U.S. Large Cap Value Equity Fund	835,271	561,565	273,706
UBS U.S. Small Cap Growth Fund	3,516,405	3,015,406	500,999
UBS Absolute Return Bond Fund	2,192,114	2,192,114	—
UBS Global Bond Fund	757,780	598,703	159,077
UBS High Yield Fund	756,813	683,970	72,843
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	853,895	543,727	310,168

Portfolio managers

Presented below is information about those individuals identified as portfolio managers of the Funds in the Funds' Prospectus.

The following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2010:

	Registered investment companies				Other pooled investment vehicles				Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)			Number	Assets managed (in millions)			Number	Assets managed (in millions)
Jonathon Davies (a) (UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Andreas Koester (a) (UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Curt Custard (a) (UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Phillip A. Torres (c) (UBS Dynamic Alpha Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Nicholas Melhuish (UBS Global Equity Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Nicholas Irish (UBS International Equity Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]

	Registered investment companies				Other pooled investment vehicles				Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)			Number	Assets managed (in millions)			Number	Assets managed (in millions)
Vincent Willyard (UBS International Equity Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
John C. Leonard (UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Thomas M. Cole (UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Thomas Digenan (UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Scott Bondurant (UBS U.S. Equity Alpha Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Paul Graham (UBS U.S. Small Cap Growth Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
David Wabnik (UBS U.S. Small Cap Growth Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Christian Jochum (UBS Absolute Return Bond Fund and UBS Global Bond Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Carig G. Ellinger (b) (UBS High Yield Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Matthew Iannucci (*) (UBS High Yield Fund)	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]
Michael Dow (UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund))	[_]	$	[	____]	[_]	$	[	_____]	[_]	$	[	____]

(1)  [____] accounts with approximate assets of [_____] thousand were calculated with the June 30, 2010 exchange rate of [_____].

(2)  [____] accounts with approximate assets of [_____] thousand were calculated with the June 30, 2010 exchange rate of [_____].

(3)  [____] accounts with a total of approximately [_____] million have an advisory fee based upon the performance of the accounts.

(4)  [____] account with a total of approximately [_____] million has an advisory fee based upon the performance of the account.

(5)  [____] account with a total of approximately $[_____] million has an advisory fee based upon the performance of the account.

(6)  This number includes assets managed for vehicles/accounts that are invested in other affiliated vehicles/accounts.

(7)  [____] account with approximate assets of $[_____] thousand were calculated with the June 30, 2010 exchange rate of [_____].

(8)  Accounts were calculated with the exchange rate as of March 31, 2010 of 0.9489.

(9)  Accounts in this category totaled less then $1 million.

(10)  Information is as of April 30, 2010.

(11)  Accounts in this category totaled less than $1 million.

(*)  Matthew Iannucci became a portfolio manager of the Fund on April 30, 2010. Information provided for Mr. Iannucci is as of March 31, 20.

(**)  Accounts in this category totaled less then $1 million.

(a)  Mr. Custard became Portfolio Manager of the UBS Global Allocation Fund and UBS Global Frontier Fund on April 30, 2009. Mr. Koester and Mr. Davies became Portfolio Managers of the UBS Dynamic Alpha Fund, UBS Global Allocation Fund and UBS Global Frontier Fund in October 2009.

(b)  Mr. Ellinger became a portfolio manager of the Fund on June 16, 2010. Information provided for Mr. Ellinger is as of March 31, 20.

(c)  Mr. Torres became a portfolio manager of the Fund on July 1, 2010. Information provided for Mr. Torres is as of May 31, 2010.

The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of investment professionals with those of clients.

The total compensation received by the portfolio managers and analysts at UBS Global AM, including the Funds' portfolio managers, has up to three basic components—a fixed component (base salary and benefits), a variable cash component and, over a certain total compensation threshold, a variable deferred component. These are described in more detail below:

• The fixed component (base salary and benefits) is set to be competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.

• Variable compensation is determined annually on a discretionary basis. It is correlated with the individual's financial and non-financial contribution and with the performance of their respective function, UBS Global AM and UBS as a whole. As its name implies, variable compensation can be variable and is delivered in cash and, over a certain total compensation threshold, deferred.

• Variable deferred—employees may have a portion of their variable compensation deferred. The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests over a three year period. Through the Global AM EOP, investments are made in some combination of vehicles aligned to selected UBS Global AM funds, UBS shares or notional shares. UBS Global AM believes that, not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.

UBS Global AM strongly believes that tying portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers' interests with those of the firm's clients. The total variable compensation available generally will depend on the firm's overall profitability.

The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the fund relative to its benchmark, the Citigroup 3-Month Treasury Bill Index and, where appropriate peer strategies, over one and three years.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.

[TO BE PROVIDED IN 485B FILING]

Portfolio Manager/Fund*	Range of shares owned**
Curt Custard UBS Dynamic Alpha Fund UBS Global Allocation Fund UBS Global Frontier Fund	[None] [None] [None]
Andreas Koester UBS Dynamic Alpha Fund UBS Global Allocation Fund UBS Global Frontier Fund	[None] [None] [None]

[TO BE PROVIDED IN 485B FILING]

Portfolio Manager/Fund*	Range of shares owned**
Jonathan Davies UBS Dynamic Alpha Fund UBS Global Allocation Fund UBS Global Frontier Fund	[None] [None] [None]
Phillip A. Torres# UBS Dynamic Alpha Fund	None
John C. Leonard UBS U.S. Equity Alpha Fund UBS U.S. Large Cap Equity Fund UBS U.S. Large Cap Value Equity Fund	[None] [over $1,000,000] [None]
Thomas M. Cole UBS U.S. Equity Alpha Fund UBS U.S. Large Cap Equity Fund UBS U.S. Large Cap Value Equity Fund	[None] [None] [None]
Thomas Digenan UBS U.S. Equity Alpha Fund UBS U.S. Large Cap Equity Fund UBS U.S. Large Cap Value Equity Fund	[None] [$1-10,000] [None]
Scott Bondurant UBS U.S. Equity Alpha Fund	[None]
Christian Jochum UBS Absolute Return Bond Fund UBS Global Bond Fund	[None] [None]
Michael Dow UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[None]
Craig G. Ellinger## UBS High Yield Fund	None
Matthew Iannucci# UBS High Yield Fund	None
Nicholas Melhuish UBS Global Equity Fund	[None]
Nicholas Irish UBS International Equity Fund	[None]
Vincent Willyard UBS International Equity Fund	[None]

[TO BE PROVIDED IN 485B FILING]

Portfolio Manager/Fund*	Range of shares owned**
Paul Graham UBS U.S. Small Cap Growth Fund	[$50,001-$100,000]
David Wabnik UBS U.S. Small Cap Growth Fund	[$1-$10,000]

*  As of June 30, 2010

**  The Portfolio Managers may participate in a deferred compensation plan that invests in the Funds. These holdings are not included in the table.

(*)  Information for Mr. Torres is as of May 31, 2010.

#  Information for Mr. Iannucci is as of December 31, 2009.

##  Information for Mr. Ellinger is as of March 31, 2010.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a portfolio manager above, the following ranges will be used: (i) none; (ii) $1-10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; (v) $100,001-$500,000; (vi) $500,001-$1,000,000; or (vii) over $1,000,000.

Administrative, accounting and custody services

Administrative and accounting services.  UBS Global AM (Americas) also serves as the Funds' administrator. The Administrator is an indirect wholly owned asset management subsidiary of UBS AG. Prior to April 1, 2006, UBS Global AM (US) served as the Fund's administrator under the same terms and conditions described below. UBS Global AM (US) is also an indirect wholly owned subsidiary of UBS AG.

As administrator, the Administrator supervises and manages all aspects (other than investment advisory activities) of the Trust's operations. Under the Administration Contract, the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities, on 60 days' written notice to the Administrator, or by the Administrator on 60 days' written notice to the Trust. Each Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of such Fund.

J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation and certain administrative services for the Funds under a Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan Chase Bank"). J.P. Morgan is located at 70 Fargo Street, Boston, Massachusetts 02210 and is a corporate affiliate of JPMorgan Chase.

For the fiscal years ended June 30, 2010, 2009 and 2008, aggregate fees paid to UBS Global AM (Americas) and JPMorgan Chase Bank and accrued by the Funds for custody, administration, accounting and portfolio valuation services were as follows:

[TO BE PROVIDED IN 485B FILING]

Fund	2010	2009	2008
UBS Dynamic Alpha Fund	$[________]	$1,167,430	$2,468,111
UBS Global Allocation Fund	[________]	2,494,484	5,079,693
UBS Global Frontier Fund	[________]	122,583	122,866
UBS Global Equity Fund	[________]	273,303	403,274
UBS International Equity Fund	[________]	215,117	226,542
UBS U.S. Equity Alpha Fund	[________]	142,572	217,666
UBS U.S. Large Cap Equity Fund	[________]	500,430	973,700
UBS U.S. Large Cap Value Equity Fund	[________]	94,939	138,096
UBS U.S. Small Cap Growth Fund	[________]	255,675	437,518
UBS Absolute Return Bond Fund	[________]	198,525	456,258
UBS Global Bond Fund	[________]	112,845	149,557
UBS High Yield Fund	[________]	143,135	142,129
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[________]	137,531	189,614

For the fiscal years ended June 30, 2010, 2009 and 2008, aggregate fees paid to BNY Mellon Investment Servicing (US) Inc. and accrued by the Funds for transfer agency services are set forth in the table below.

Fund*	2010	2009	2008
UBS Dynamic Alpha Fund	$[________]	$793,081	$1,306,793
UBS Global Allocation Fund	[________]	1,804,686	2,280,972
UBS Global Frontier Fund	[________]	47,554	43,391
UBS Global Equity Fund	[________]	321,055	363,694
UBS International Equity Fund	[________]	168,886	171,549
UBS U.S. Equity Alpha Fund	[________]	58,237	88,528
UBS U.S. Large Cap Equity Fund	[________]	459,851	511,413
UBS U.S. Large Cap Value Equity Fund	[________]	99,757	116,833
UBS U.S. Small Cap Growth Fund	[________]	498,208	572,481
UBS Absolute Return Bond Fund	[________]	62,150	226,088
UBS Global Bond Fund	[________]	89,759	122,318
UBS High Yield Fund	[________]	185,748	171,085
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[________]	91,105	113,887

Custody services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Funds. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

Principal underwriting arrangements

UBS Global AM (US) (the "Underwriter"), with its principal office located at 1285 Avenue of the Americas, New York, NY 10019-6028, acts as the principal underwriter of each class of shares of the Funds pursuant to a Principal Underwriting Contract with the Trust. The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the

Funds. Shares of the Funds are offered continuously. The Underwriter enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund shares.

Under separate plans pertaining to the Class A, Class B and Class C shares of the Funds adopted by the Trust in the manner prescribed under Rule 12b-1 under the Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the Funds (except UBS Absolute Return Bond Fund) pay the Underwriter a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. The UBS Absolute Return Bond Fund pays the Underwriter a service fee, accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of each class of shares. Under the Class B Plan, the Funds pay the Underwriter a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the class of shares. Under the Class C Plan, the Funds pay the Underwriter a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% (for the UBS Absolute Return Bond Fund), 0.50% (for UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)) or 0.75% (for all other Funds) of the average daily net assets of the class of shares. There is no distribution plan with respect to the Funds' Class Y shares and the Funds pay no service or distribution fees with respect to their Class Y shares.

The Underwriter uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts including related overhead expenses.

The Underwriter uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to dealers for selling each Fund's Class B and Class C shares, respectively, and to offset each Fund's marketing costs attributable to such Classes, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. The Underwriter may also use distribution fees to pay additional compensation to dealers and to offset other costs allocated to the Underwriter's distribution activities.

The Underwriter receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

UBS Global AM (US) may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries (collectively, "Financial Intermediaries"), that sell shares of the Funds, subject to UBS Global AM (US)'s internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the Funds and/or from the underwriter's own resources (including through transfers from affiliates). Payments made out of the underwriter's own resources are often referred to as "revenue sharing." UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM (US). UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)'s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)'s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)'s internal policies and procedures, UBS Global

AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)'s promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services. Financial Intermediaries may be paid a sub-transfer agency or related fee out of Fund assets similar to that which the Fund otherwise would have paid the Funds' transfer agent. In addition, the Financial Intermediary, for the services provided, may charge a higher fee than would be represented by the sub-transfer agency or related fee. To the extent 12b-1 fees and sub-transfer agency or related fees do not meet the charge, the underwriter or an affiliate will pay the difference out of its own resources. Such payments are often referred to as "revenue sharing." Such expenses, to the extent they are Fund expenses, are included in the annual operating expenses set forth in the Funds' prospectus.

You should ask your Financial Intermediary about any payment it receives from the underwriter and any services provided.

The Plans and the Principal Underwriting Contract specify that the Funds must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities, not as reimbursement for specific expenses incurred. Therefore, even if the Underwriter's expenses for the Funds exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if the Underwriter's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be the Underwriter's sole responsibility and not that of the Funds. Annually, the Board reviews the Plans and the Underwriter's corresponding expenses for each class of shares of the Funds separately from the Plans and expenses of the other classes of shares.

Among other things, each Plan provides that (1) the Underwriter will submit to the Board at least quarterly, and the Board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board, including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the approval by a majority of the outstanding voting securities of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of Board members who are not "interested persons" of the Trust shall be committed to the discretion of the Board members who are not "interested persons" of the Trust.

In reporting amounts expended under the Plans to the Board members, the Underwriter allocates expenses attributable to the sale of each class of the Funds' shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

The Funds paid (or accrued) the following service and/or distribution fees to UBS Global AM (US) under the Class A, Class B and Class C Plans during the fiscal year ended June 30, 2010:

Fund	Class A	Class B	Class C
UBS Dynamic Alpha Fund	$[________]	$[______]	$[________]
UBS Global Allocation Fund	[________]	[______]	[________]
UBS Global Frontier Fund	[________]	[______]	[________]
UBS Global Equity Fund	[________]	[______]	[________]
UBS International Equity Fund	[________]	[______]	[________]
UBS U.S. Equity Alpha Fund	[________]	[______]	[________]
UBS U.S. Large Cap Equity Fund	[________]	[______]	[________]
UBS U.S. Large Cap Value Equity Fund	[________]	[______]	[________]
UBS U.S. Small Cap Growth Fund	[________]	[______]	[________]
UBS Absolute Return Bond Fund	[________]	[______]	[________]
UBS Global Bond Fund	[________]	[______]	[________]
UBS High Yield Fund	[________]	[______]	[________]
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[________]	[______]	[________]

Amounts spent on behalf of each Fund's Class A shares pursuant to the Class A Plan during the fiscal year ended June 30, 2010 are set forth below:

[TO BE PROVIDED IN 485B FILING]

UBS Dynamic Alpha Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Allocation Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Frontier Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS International Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Equity Alpha Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Large Cap Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Large Cap Value Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Small Cap Growth Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Absolute Return Bond Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Bond Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS High Yield Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

Amounts spent on behalf of each Fund's Class B shares pursuant to the Class B Plan during the fiscal year ended June 30, 2010 are set forth below:

UBS Dynamic Alpha Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Allocation Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS International Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Large Cap Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Large Cap Value Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Small Cap Growth Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Bond Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS High Yield Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

Amounts spent on behalf of each Fund's Class C shares pursuant to the Class C Plan during the fiscal year ended June 30, 2010 are set forth below:

UBS Dynamic Alpha Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Allocation Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Frontier Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS International Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Equity Alpha Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Large Cap Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Large Cap Value Equity Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS U.S. Small Cap Growth Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Absolute Return Bond Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Global Bond Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS High Yield Fund

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)

Marketing and advertising	$[_________]
Payments to broker-dealers	[_________]
Printing of prospectuses and SAIs	[_________]
Service fees paid to financial advisors and interest expense	[_________]

In approving the Class A Plan, the Class B Plan and the Class C Plan, the Board considered all of the features of the distribution system and the anticipated benefits to the Funds and their shareholders. With regard to each Plan, the Board considered (1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (2) the services provided to the Funds and their shareholders by the Underwriter, (3) the services provided by dealers pursuant to each dealer agreement with the Underwriter, and (4) the Underwriter shareholder service-related and, where applicable, distribution-related expenses and costs. With respect to the Class B Plan, the Board also recognized that the Underwriters' willingness to compensate dealers without the concomitant receipt by the Underwriter of initial sales charges was conditioned upon its expectation of being compensated under the Class B Plan.

With respect to each Plan, the Board considered all compensation that the Underwriter would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Board also considered the benefits that would accrue to the Underwriter under each Plan, in that the Underwriter would receive service, distribution, advisory and administrative fees that are calculated based upon a percentage of the average net assets of the Funds, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

Under the Principal Underwriting Contract, UBS Global AM (US) earned the following approximate amounts of sales charges in connection with the sale of shares, and retained the following approximate amounts, net of concessions to dealers:

	Fiscal year ended June 30,
Fund	2010	2009	2008
UBS Dynamic Alpha Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	$[______]	$138,554	$858,604
Amount Retained by UBS Global AM (US)	[______]	16,628	71,728
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	39,997	234,844
Amount Retained by UBS Global AM (US)	[______]	39,997	234,844

	Fiscal year ended June 30,
Fund	2010	2009	2008
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	$[______]	$45,420	$101,436
Amount Retained by UBS Global AM (US)	[______]	45,420	101,436
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	17,070	153,838
Amount Retained by UBS Global AM (US)	[______]	17,070	153,838
UBS Global Allocation Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	804,166	3,026,174
Amount Retained by UBS Global AM (US)	[______]	78,424	327,925
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	169,334	145,887
Amount Retained by UBS Global AM (US)	[______]	169,334	145,887
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	192,231	284,505
Amount Retained by UBS Global AM (US)	[______]	192,231	284,505
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	82,007	142,739
Amount Retained by UBS Global AM (US)	[______]	82,007	142,739
UBS Global Frontier Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	93,331	1,146,300
Amount Retained by UBS Global AM (US)	[______]	8,717	128,763
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	13,131	38,431
Amount Retained by UBS Global AM (US)	[______]	13,131	38,431
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	9,110	20,108
Amount Retained by UBS Global AM (US)	[______]	9,110	20,108

	Fiscal year ended June 30,
Fund	2010	2009	2008
UBS Global Equity Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	$[______]	$3,227	$27,042
Amount Retained by UBS Global AM (US)	[______]	345	2,954
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	3,435	7,643
Amount Retained by UBS Global AM (US)	[______]	3,435	7,643
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	138	352
Amount Retained by UBS Global AM (US)	[______]	138	352
UBS International Equity Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	2,735	23,105
Amount Retained by UBS Global AM (US)	[______]	369	1,389
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	65	1,922
Amount Retained by UBS Global AM (US)	[______]	65	1,922
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	17	508
Amount Retained by UBS Global AM (US)	[______]	17	508
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	382	1,028
Amount Retained by UBS Global AM (US)	[______]	382	1,028
UBS U.S. Equity Alpha Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	15,008	181,704
Amount Retained by UBS Global AM (US)	[______]	1,476	24,121

	Fiscal year ended June 30,
Fund	2010	2009	2008
CDSC revenue
Amount Paid to UBS Global AM (US)	$[______]	$2,602	$23,495
Amount Retained by UBS Global AM (US)	[______]	2,602	23,495
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	1,490	20,736
Amount Retained by UBS Global AM (US)	[______]	1,490	20,736
UBS U.S. Large Cap Equity Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	6,237	48,114
Amount Retained by UBS Global AM (US)	[______]	449	5,071
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	1,225	855
Amount Retained by UBS Global AM (US)	[______]	1,225	855
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	2,322	1,250
Amount Retained by UBS Global AM (US)	[______]	2,322	1,250
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	746	730
Amount Retained by UBS Global AM (US)	[______]	746	730
UBS U.S. Large Cap Value Equity Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	2,112	18,316
Amount Retained by UBS Global AM (US)	[______]	75	547
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	4	—
Amount Retained by UBS Global AM (US)	[______]	4	—
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	1,500	1,059
Amount Retained by UBS Global AM (US)	[______]	1,500	1,059

	Fiscal year ended June 30,
Fund	2010	2009	2008
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	$[______]	$50	$816
Amount Retained by UBS Global AM (US)	[______]	50	816
UBS U.S. Small Cap Growth Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	1,187	4,915
Amount Retained by UBS Global AM (US)	[______]	123	360
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	25	695
Amount Retained by UBS Global AM (US)	[______]	25	695
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	765	2,375
Amount Retained by UBS Global AM (US)	[______]	765	2,375
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	105	1,348
Amount Retained by UBS Global AM (US)	[______]	105	1,348
UBS Absolute Return Bond Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	1,094	38,164
Amount Retained by UBS Global AM (US)	[______]	139	2,499
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	246	19,175
Amount Retained by UBS Global AM (US)	[______]	246	19,175
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	95	10,374
Amount Retained by UBS Global AM (US)	[______]	95	10,374

	Fiscal year ended June 30,
Fund	2010	2009	2008
UBS Global Bond Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	$[______]	$1,309	$4,252
Amount Retained by UBS Global AM (US)	[______]	126	353
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	—	1,009
Amount Retained by UBS Global AM (US)	[______]	—	1,009
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	—	399
Amount Retained by UBS Global AM (US)	[______]	—	399
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	139	365
Amount Retained by UBS Global AM (US)	[______]	139	365
UBS High Yield Fund
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	[______]	7,099	32,171
Amount Retained by UBS Global AM (US)	[______]	732	3,308
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	—	—
Amount Retained by UBS Global AM (US)	[______]	—	—
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	5,874	8,890
Amount Retained by UBS Global AM (US)	[______]	5,874	8,890
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	442	1,021
Amount Retained by UBS Global AM (US)	[______]	442	1,021

	Fiscal year ended June 30,
Fund	2010	2009	2008
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)
Class A
Sales charge revenue
Amount Paid to UBS Global AM (US)	$[______]	$5,512	$15,385
Amount Retained by UBS Global AM (US)	[______]	423	1,058
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	—	5,237
Amount Retained by UBS Global AM (US)	[______]	—	5,237
Class B
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	311	989
Amount Retained by UBS Global AM (US)	[______]	311	989
Class C
CDSC revenue
Amount Paid to UBS Global AM (US)	[______]	35	165
Amount Retained by UBS Global AM (US)	[______]	35	165

Transfer agency services

BNY Mellon Investment Servicing (US) Inc. ("BNY"), a subsidiary of BNY Mellon Bank, N.A., serves as the Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

Independent registered public accounting firm

Ernst & Young LLP, 5 Times Square, New York, New York 10036, is the independent registered public accounting firm of the Trust.

Legal counsel

Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania, is legal counsel to the Trust and the Independent Trustees.

Personal trading policies

The Trust, the Advisor and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management (including all employees of the Advisor and Underwriter) (together, "Covered Persons") must abide when engaging in personal securities trading conduct.

Under the Code of Ethics, Covered Persons are prohibited from: (i) executing a securities transaction on a day during which a Fund has a pending or executed buy or sell in the same security; (ii) entering into a net short position with respect to any security that is held by the Funds; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and (v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Funds, or was being considered for purchase or sale by the Funds; and (3) an annual certification that they have read and understand the Code of Ethics, that they have complied with its requirements during the preceding year, and that they have disclosed or reported all personal transactions/holdings required to be disclosed or reported.

A copy of the Code of Ethics has been filed with and is available through the SEC.

Proxy voting policies

The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM (Americas). Following is a summary of UBS Global AM (Americas)'s proxy voting policy.

You may obtain information about the Fund's proxy voting decisions, without charge, online on the Trust's Web Site (www.ubs.com/ubsglobalam-proxy) or the EDGAR database on the SEC's Web Site (www.sec.gov).

The proxy voting policy of UBS Global AM (Americas) is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM (Americas) expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM (Americas) may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM (Americas)'s proxy voting policy.

When UBS Global AM (Americas)'s view of a company's management is favorable, UBS Global AM (Americas) generally supports current management initiatives. When UBS Global AM (Americas)'s view is that changes to the management structure would probably increase shareholder value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas) generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive generally should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management of the company, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM (Americas) focuses on the following areas of concern when voting its clients' securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM (Americas) exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM (Americas) has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM (Americas) is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Portfolio holdings disclosure policies and procedures

Introduction. UBS Global AM (Americas) and the Trust's Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Funds (the "Disclosure Policy"). The Trust's policy with respect to the release of portfolio holdings information is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds' portfolio holdings will not be made available to anyone outside of UBS Global AM (Americas) unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Funds' Prospectus, as it may be updated from time to time.

The Disclosure Policy requires that the UBS Global AM (Americas) Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a Fund's portfolio holdings is for a legitimate business purpose and in the best interest of the Fund's shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM (Americas) Legal and Compliance Departments will periodically review how a Fund's portfolio holdings are being disclosed to and used by, if at all, shareholders service providers, UBS Global AM (Americas) affiliates, fiduciaries, and broker-dealers, to ensure that such disclosure and use is for legitimate Fund business reasons and consistent with the best interests of the Fund's shareholders.

The Trust's Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust's code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure of complete portfolio holdings to service providers subject to confidentiality and trading restrictions. UBS Global AM (Americas), for legitimate fund business purposes, may disclose the Funds' complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, derivatives collateral managers, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party's custodian or transfer agent, as necessary in connection with redemptions in-kind, and other third parties that provide services (collectively, "Service Providers") to UBS Global AM (Americas) and/or the Funds.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM (Americas), or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds' shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM (Americas) Legal and Compliance Departments.

Disclosure of complete portfolio holdings to UBS Global Asset Management affiliates and certain fiduciaries subject to confidentiality and trading restrictions. The Funds' complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries") subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary's continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust's and/or UBS Global AM (Americas)'s Code of Ethics, the Funds' policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM (Americas)'s Codes of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Funds; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM (Americas) or the Funds; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the Funds' current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM (Americas) Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

[TO BE CONFIRMED IN 485B FILING]

Arrangements to disclose portfolio holdings to service providers and fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Funds are:

•  JP Morgan Chase Bank, the Funds' Custodian, receives portfolio holdings information daily on a real-time basis.

•  Thomson Corporation (Vestek) receives portfolio holdings information so that it may assist the Funds in production of their quarterly fact sheets on a quarterly basis. The portfolio holdings information is provided with a one-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to Thomson Corporation. Additionally, Vestek receives portfolio holdings information on a monthly basis with a 30-day lag so that it may provide third party platforms that sell the Funds with portfolio analytics.

•  Ernst & Young LLP, each Fund's independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

•  The rating agencies of Morningstar, Lipper and Standard & Poor's and the financial news and data company, Bloomberg L.P., receive portfolio holdings information on a quarterly basis so that the Funds may be included in each company's industry reports and other materials. There is a 60-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to these companies.

Disclosure of portfolio holdings to broker-dealers in the normal course of managing Fund assets.  An investment advisor, administrator or custodian for the Funds may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material non-public information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments. The Trust has not given its consent to any such use or disclosure and no person including the Treasurer, Assistant

Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments of UBS Global AM (Americas) is authorized to give such consent except as approved by the Trust's Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Disclosure of non-material information.  Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Funds portfolio managers and senior officers of UBS Global AM (Americas) Finance, UBS Global AM (Americas) Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM (Americas) who has been authorized by the UBS Global AM (Americas) Legal Department (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Funds or their portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Funds that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. UBS Global AM (Americas) believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund's portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio holdings as required by applicable law.  Fund portfolio holdings and other investment positions comprising a Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Act). Furthermore, UBS Global AM (Americas), in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.

Prohibitions on receipt of compensation or other consideration. Neither UBS Global AM (Americas), the Funds nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Bank line of credit

The Funds participate with other funds managed by UBS Global AM (Americas) in a $75 million committed credit facility (the "Credit Facility") with JPMorgan Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, the Funds have agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds participating in the credit facility. Interest is charged to each Fund at rates based on prevailing market rates at the time of borrowings.

Set forth in the table below are the combined average daily borrowings, combined number of days outstanding of loans, and the combined interest amounts paid for the Funds that utilized the Credit Facility for the fiscal period ended June 30, 2010.

[TO BE UPDATED IN 485B FILING]

Fund	Average daily borrowings	Number of days outstanding	Interest expense
UBS Global Allocation Fund	$[_________]	[__]	$[____]
UBS U.S. Equity Alpha Fund	[_________]	[__]	[____]
UBS High Yield Fund	[_________]	[__]	[____]

Fund	Commitment fees paid
UBS Dynamic Alpha Fund	$[_____]
UBS Global Allocation Fund	[_____]
UBS Global Equity Fund	[_____]
UBS International Equity Fund	[_____]
UBS U.S. Equity Alpha Fund	[_____]
UBS U.S. Large Cap Equity Fund	[_____]
UBS U.S. Large Cap Value Equity Fund	[_____]
UBS U.S. Small Cap Growth Fund	[_____]
UBS Absolute Return Bond Fund	[_____]
UBS Global Bond Fund	[_____]
UBS High Yield Fund	[_____]
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[_____]

Portfolio transactions and brokerage commissions

The Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Funds invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. Under its advisory agreements with the Funds, the Advisor is authorized to utilize the trading desk of its foreign affiliates to execute foreign securities transactions, but monitors the selection by such affiliates of brokers and dealers used to execute transactions for the Funds.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Funds, as to which the Advisor exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Funds or the Advisor. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. The Advisor is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Funds by supplementing the Advisor's research.

The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Funds effect their securities transactions may be used by the Advisor, or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in connection with the Funds. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds). The Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and another. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor or the Funds. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Advisor may act as an underwriter. The Funds may effect futures transactions through, and pay commissions to, FCMs who are affiliated with the Advisor or the Funds in accordance with procedures adopted by the Board.

The Funds incurred brokerage commissions as follows:

[TO BE UPDATED IN 485B FILING]

	Fiscal year ended June 30,
Fund	2010	2009	2008
UBS Dynamic Alpha Fund(1)	$[________]	$2,822,555	$2,015,229
UBS Global Allocation Fund	[________]	3,702,203	3,698,420
UBS Global Frontier Fund(1)	[________]	24,318	2,008
UBS Global Equity Fund	[________]	423,637	424,913
UBS International Equity Fund(2)	[________]	204,752	333,045
UBS U.S. Equity Alpha Fund(1)	[________]	395,915	343,928
UBS U.S. Large Cap Equity Fund(1)	[________]	980,894	843,425
UBS U.S. Large Cap Value Equity Fund(1)	[________]	116,991	84,867
UBS U.S. Small Cap Growth Fund(1)	[________]	544,234	438,212
UBS Absolute Return Bond Fund(2)	[________]	13,950	52,095
UBS Global Bond Fund(2)	[________]	0	2,265
UBS High Yield Fund	[________]	0	0
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund(2))	[________]	10,568	85,712

During the fiscal year ended June 30, 2010, the Funds' commissions for securities transactions to brokers which provided research services to the Funds were as follows:

[TO BE UPDATED IN 485B FILING]

	Value of Securities Transactions	Brokerage Commissions
UBS Dynamic Alpha Fund	$[________]	$[________]
UBS Global Allocation Fund	[________]	[________]
UBS Global Frontier Fund	[________]	[________]
UBS Global Equity Fund	[________]	[________]
UBS International Equity Fund	[________]	[________]
UBS U.S. Equity Alpha Fund	[________]	[________]
UBS U.S. Large Cap Equity Fund	[________]	[________]
UBS U.S. Large Cap Value Equity Fund	[________]	[________]
UBS U.S. Small Cap Growth Fund	[________]	[________]
UBS Absolute Return Bond Fund	[________]	[________]
UBS Global Bond Fund	[________]	[________]
UBS High Yield Fund	[________]	[________]
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[________]	[________]

For the fiscal year ended June 30, 2010, the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund and paid brokerage commissions to UBS Securities, LLC, an affiliate of the Advisor and Underwriter, as follows:

Fund	Aggregate dollar amount of commissions paid to UBS Securities, LLC	% of aggregate commissions paid to UBS Securities, LLC	% of aggregate dollar amount paid to UBS Securities, LLC
UBS Dynamic Alpha Fund	$[_____]	[___]%	[___]%
UBS Global Allocation Fund	[_____]	[___]	[___]
UBS U.S. Equity Alpha Fund	[_____]	[___]	[___]
UBS U.S. Large Cap Equity Fund	[_____]	[___]	[___]
UBS U.S. Large Cap Value Equity Fund	[_____]	[___]	[___]

For the fiscal year ended June 30, 2009, the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund and UBS U.S. Small Cap Growth Fund paid brokerage commissions to UBS Securities, LLC, an affiliate of the Advisor and Underwriter, as follows:

Fund	Aggregate dollar amount of commissions paid to UBS Securities, LLC	% of aggregate commissions paid to UBS Securities, LLC	% of aggregate dollar amount paid to UBS Securities, LLC
UBS Dynamic Alpha Fund	$68,807	2.44%	0.04%
UBS Global Allocation Fund	138,484	3.74	0.07
UBS Global Frontier Fund	3,257	13.39	0.06
UBS International Equity Fund	104	0.05	0.04
UBS U.S. Equity Alpha Fund	6,087	1.54	0.07
UBS U.S. Large Cap Equity Fund	27,332	2.79	0.11
UBS U.S. Large Cap Value Equity Fund	3,471	2.97	0.08
UBS U.S. Small Cap Growth Fund	11,259	2.07	0.08

For the fiscal year ended June 30, 2008, UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS UBS U.S. Small Cap Growth Fund paid brokerage commissions to UBS Securities, LLC, an affiliate of the Advisor and Underwriter, as follows:

Fund	Aggregate dollar amount of commissions paid to UBS Securities, LLC	% of aggregate commissions paid to UBS Securities, LLC	% of aggregate dollar amount paid to UBS Securities, LLC
UBS Dynamic Alpha Fund	$81,034	4.02%	0.06%
UBS Global Allocation Fund	35,067	0.95	0.04
UBS U.S. Equity Alpha Fund	2,898	0.84	0.04
UBS U.S. Large Cap Equity Fund	16,841	2.00	0.05
UBS U.S. Large Cap Value Equity Fund	1,553	1.83	0.02
UBS U.S. Small Cap Growth Fund	38,953	8.89	0.06

As of June 30, 2010, the following Funds owned securities issued by the following companies which are regular broker-dealers for such Funds:

[TO BE UPDATED IN 485B FILING]

UBS Dynamic Alpha Fund

Issuer	Value
Bank of America Corp.	$[________]
Bank of New York Mellon Corp., Inc.	[________]
Barclays PLC	[________]
Citigroup	[________]
Credit Suisse	[________]
Deutsche Bank AG	[________]
Goldman Sachs & Co.	[________]
JPMorgan Chase & Co.	[________]
Morgan Stanley & Co., Inc.	[________]
Royal Bank of Scotland	[________]

UBS Global Allocation Fund

Issuer	Value
Bank of New York Mellon Corp., Inc.	$[________]
Barclays PLC	[________]
Citigroup	[________]
Credit Suisse	[________]
Goldman Sachs & Co.	[________]
JPMorgan Chase & Co.	[________]
Morgan Stanley & Co., Inc.	[________]
Royal Bank of Scotland	[________]

UBS Global Frontier Fund

Issuer	Value
Goldman Sachs & Co.	$[________]

UBS Global Equity Fund

Issuer	Value
Bank of America Corp.	$[________]
Barclays PLC	[________]
Morgan Stanley & Co., Inc.	[________]

UBS International Equity Fund

Issuer	Value
Barclays Bank PLC	$[________]
Deutsche Bank AG	[________]

UBS U.S. Equity Alpha

Issuer	Value
Bank of New York Mellon Corp., Inc.	$[________]
JPMorgan Chase & Bank	[________]
Morgan Stanley & Co., Inc.	[________]

UBS U.S. Large Cap Equity Fund

Issuer	Value
Bank of New York Mellon Corp., Inc.	$[________]
JPMorgan Chase & Co.	[________]
Morgan Stanley & Co., Inc.	[________]

UBS U.S. Large Cap Value Equity Fund

Issuer	Value
Bank of New York Mellon Corp., Inc.	$[________]
JPMorgan Chase & Co.	[________]
Morgan Stanley & Co., Inc.	[________]

UBS Absolute Return Bond Fund

Issuer	Value
Bank of America Corp.	$[________]
Citigroup	[________]
Credit Suisse	[________]
Goldman Sachs & Co.	[________]
JPMorgan Chase & Co.	[________]
Royal Bank of Scotland	[________]

UBS Global Bond Fund

Issuer	Value
Bank of America Corp.	$[________]
Barclays PLC	[________]
Citigroup	[________]
Goldman Sachs & Co.	[________]
JPMorgan Chase & Co.	[________]
Morgan Stanley & Co., Inc.	[________]

UBS High Yield Fund

Issuer	Value
Bank of America Corp.	$[________]
Citigroup, Inc.	[________]
Royal Bank of Scotland Group PLC	[________]

UBS U.S Bond Fund

Issuer	Value
Bank of America Corp.	$[________]
Barclays Bank PLC	[________]
Citigroup	[________]
Goldman Sachs & Co.	[________]
JPMorgan Chase & Co.	[________]
Morgan Stanley & Co., Inc.	[________]

Certain Funds maintain a commission recapture program with certain brokers for the Funds. Under the program, a percentage of commissions generated by portfolio transactions for a Fund is rebated to the Fund by the brokers.

Portfolio turnover

The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving that Fund's investment objective.

The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by that Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

Under normal circumstances, the portfolio turnover rate for the UBS International Equity Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund is not expected to exceed 100%. The portfolio turnover rates for the UBS U.S. Equity Alpha Fund may exceed 100%. The portfolio turnover rates for the UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Equity Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund and UBS High Yield Fund, may exceed 100%, and in some years, 200%. The portfolio turnover rate for the UBS U.S. Small Cap Growth Fund may exceed 150%, and for the UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund), the portfolio turnover rate may exceed 100% and in some years, 300%. High portfolio turnover rates (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds and ultimately by the Funds' shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

The portfolio turnover rate of each Fund for the fiscal years ended June 30, 2010, 2009 and 2008 was as follows:

	Fiscal year ended June 30,
Fund*	2010	2009		2008
UBS Dynamic Alpha Fund	[__]%	139	%(1)	39%
UBS Global Allocation Fund	[__]	122		83
UBS Global Frontier Fund	[__]	148	(1)	84
UBS Global Equity Fund	[__]	76		66
UBS International Equity Fund	[__]	124	(1)	55
UBS U.S. Equity Alpha Fund	[__]	154	(1)	72
UBS U.S. Large Cap Equity Fund	[__]	62		47
UBS U.S. Large Cap Value Equity Fund	[__]	67		52
UBS U.S. Small Cap Growth Fund	[__]	73		51
UBS Absolute Return Bond Fund	[__]	99	(1)	33
UBS Global Bond Fund	[__]	116		137
UBS High Yield Fund	[__]	92	(1)	39
UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund)	[__]	247	(1)	192

Shares of beneficial interest

The Trust currently offers four classes of shares for each Fund included in this SAI (except for UBS Global Frontier Fund, UBS Absolute Return Bond Fund and UBS U.S. Equity Alpha Fund which do not issue Class B shares): the UBS Fund—Class A (the Class A shares), UBS Fund—Class B (the Class B shares), UBS Fund—Class C (the Class C shares) and UBS Fund—Class Y (the Class Y shares). Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares, Sub-Class B-3 shares and Sub-Class B-4 shares. The Funds have ceased offering Class B shares (including all Sub-Classes) to new or additional investments, including investments through an automatic investment plan. Existing shareholders of Class B shares may: (1) continue as Class B shareholders; (2) continue to reinvest dividends and distributions into Class B shares; and (3) exchange their Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges after September 28, 2007, Class B share attributes, including the associated Rule 12b-1 plan service and distribution fees, contingent deferred sales charges and conversion features, as applicable, will continue.

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value per share. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the applicable Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other classes of that Fund, except that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly, only Class B shares and Class C shares may vote on matters that affect only the Class B Plan and Class C Plan. No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders' meetings may be held from time to time to consider certain matters, including changes to a Fund's fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreements and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Funds into a greater or lesser number of shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matters affecting only one Fund or class, only the shareholders of that Fund or class are entitled to vote. On matters relating to the Trust but affecting the Funds differently, separate votes by the affected Funds or classes are required. With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund or class, the matter shall have been effectively acted upon with respect to any Fund or class if a majority of the outstanding voting securities of that Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund or class; and (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the respective Funds. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Reduced sales charges, additional purchase, exchange and redemption information and other services

Sales charge reductions and waivers

Waivers of sales charges—Class A shares. The following additional sales charge waivers are available for Class A shares if you:

•  Acquire shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund;

•  Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus; or

•  Acquire shares in connection with shares purchased by UBS Global AM (US) or any affiliate on behalf of a discretionary advisory client.

Reinstatement privilege—Class A shares. Shareholders who have redeemed Class A shares may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes—Special Rule for Class A Shareholders," below.

Purchases of Class A shares through the UBS Financial Services Inc. InsightOneSM Program. Investors who purchase shares through the UBS Financial Services Inc. InsightOneSM Program are eligible to purchase Class A shares of the funds for which the Underwriter or its affiliate serves as investment advisor or investment manager without a sales load, and may exchange those shares for Class A shares of the Funds. The UBS Financial Services Inc. InsightOneSM Program offers a nondiscretionary brokerage account to UBS Financial Services Inc. clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

Purchases of shares through the PACESM Multi Advisor Program. An investor who participates in the PACESM Multi Advisor Program is eligible to purchase Class A shares. The PACESM Multi Advisor Program is an advisory program sponsored by UBS Financial Services Inc. that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds and a quarterly investment performance review. Participation in the PACESM Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of UBS Financial Services Inc. and its affiliates are entitled to a waiver of this fee. Please contact your UBS Financial Services Inc. Financial Advisor or UBS Financial Services Inc. correspondent firms for more information concerning mutual funds that are available through the

PACESM Multi Advisor Program. Shareholders who owned Class Y shares of a Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program.

[TO BE CONFIRMED IN 485B FILING]

Payments by UBS Global AM (US)—Class B shares.  For purchases of Class B shares in amounts of less than $100,000, your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $100,000 up to $249,999, your broker is paid an up-front commission of 3.25%, and in amounts of $250,000 to $499,999, your broker is paid an up-front commission equal to 2.5% of the amount sold. For purchases of Class B shares in amounts of $500,000 to $999,999, your broker is paid an up-front commission equal to 1.75% of the amount sold.

Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)'s sole discretion. Only specific types of investors can purchase Class Y shares.

Additional compensation to affiliated dealer. UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

•  0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.

•  a monthly retention fee at the annual rate of 0.10% of the value of shares of an equity Fund and 0.075% of the value of shares of a fixed income Fund that are held in a UBS Financial Services Inc. account at month-end. A blended rate is applied for allocation or balanced Funds.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as "revenue sharing."

Additional compensation to financial institution(s). As of November 2008, the unaffiliated financial institutions that UBS Global AM (US) anticipates will receive additional compensation (as described in the prospectus) from UBS Global AM (US) or the Advisor, from the Advisor's own resources, include:

Morgan Stanley Smith Barney LLC ("Morgan Stanley")

With respect to Qualifying Shares, UBS Global AM (US), as per a written agreement between both parties, annually pays Morgan Stanley no more than the greater of (i) 0.20% (20 basis points) of the average daily value of all Qualifying Shares of Funds or (ii) $50,000. Qualifying Shares are defined as those shares of the Funds (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers as broker-dealer of record. Qualifying Shares do not include any money market shares, or shares, if any, held in the following programs; taxable and non-taxable fee-based advisory programs offered by Morgan Stanley and its affiliates, including Morgan Stanley Retirement Solutions Retirement Plan Programs and Variable Annuities.

With respect to Fee Based Shares, UBS Global AM (US), as per a written agreement between both parties, pays Morgan Stanley quarterly at the annual rate of 0.03% (3 basis points) of the average daily value of the Fee Based Shares. Fee Based Shares are defined as those shares of the Funds (i) in Morgan

Stanley accounts and (ii) where Morgan Stanley is designated by purchasers on the Funds' records as broker-dealer of record and (iii) held in fee-based advisory programs offered by Morgan Stanley to taxable accounts but do not include money market shares, or shares, if any, held in non-taxable fee-based advisory accounts (e.g., those held by pension and profit-sharing plans subject to ERISA, IRAs, public employer pension accounts) and do not include any Qualifying Shares.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch")

With respect to Fund Shares, UBS Global AM (US), as per a written agreement between both parties, pays Merrill Lynch additional compensation as follows: a fee of 0.25% (25 basis points) of the value of Gross Sales of Fund Shares; and an annual fee of 0.10% (10 basis points) of the aggregate average daily net asset value of Fund Shares held by Merrill Lynch customers for more than one year (including Fund Shares exchanged for Fund Shares of one or more Funds for any other Fund or Funds).

"Fund Shares" for the purposes of the Merrill Lynch agreement mean all classes of shares of the Funds where Merrill Lynch or any of its affiliates is the record owner or is broker-dealer of record, except (i) shares held in retirement or other benefit accounts under the record-keeping management of Merrill Lynch Retirement Group for which fees are payable by the Advisor to Merrill Lynch pursuant to a services agreement (i.e., not including IRA or similar accounts), and (ii) shares held through Merrill Lynch investment advisory programs. Fund Shares that are no longer held through such Merrill Lynch retirement accounts or investment advisory programs but continue to be held by Merrill Lynch customers will cease to be excluded from the definition of Fund Shares.

"Gross Sales" for the purposes of the Merrill Lynch agreement mean all sales of Fund Shares in which Merrill Lynch or any of its affiliates is record owner or broker-dealer of record, excluding sales of Fund Shares resulting form reinvestment of distributions and exchanges of Fund Shares within the UBS Fund Family.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as "revenue sharing."

Additional information regarding purchases through letter of intent

To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow, and then from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's investment professional and UBS Global Asset Management, as applicable, in accordance with the prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional exchange and redemption information. As discussed in the Prospectus, eligible shares of a Fund may be exchanged for shares of the corresponding class of other Funds and most other Family Funds. Class Y shares are not eligible for exchange.

Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

The Trust will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Advisor or the Board, result in the necessity of a Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. With respect to such redemptions in kind, the Trust has made an election pursuant to Rule 18f-1 under the Act. This will require the Trust to redeem in cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000), during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated shareholders need not constitute a cross-section of a Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment and where a Fund computes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to compute the redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed. Pursuant to redemption in-kind procedures adopted by the Board on behalf of the Funds, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Funds by nature of a greater than 5% ownership interest in the Funds.

A Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

Financial institutions.  The Funds may authorize financial institutions, or their agents, to accept on the Funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The Funds will be deemed to have received these purchase and redemption orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced based on a Fund's net asset value next computed after receipt of the order by the financial institutions or their agents. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Automatic investment plan—Class A and Class C shares. The Underwriter or your investment professional offers an automatic investment plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the Fund's Class A or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When a shareholder invests the same dollar amount each month under the plan, the shareholder will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.

The automatic investment plan for Class B shares is no longer available to Class B shareholders as of October 1, 2007 because the Funds are no longer offering Class B shares to new or additional investments.

Automatic cash withdrawal plan—Class A, Class B, and Class C

The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

•  Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

•  Class B shares. Minimum value of Fund shares is $10,000; minimum monthly, quarterly, semiannual and annual withdrawals of $100, $200, $300 and $400, respectively.

Withdrawals under the Automatic Cash Withdrawal Plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the plan.

An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the shareholder elects to participate in the Automatic Cash Withdrawal Plan), less aggregate redemptions made other than pursuant to the Automatic Cash Withdrawal Plan, is less than the minimum values specified above. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly and semiannual plans, your investment professional will arrange for redemption by a Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Automatic Cash Withdrawal Plan. The payments generally are mailed approximately five Business Days (defined under "Net Asset Value") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the Automatic Cash Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or BNY Servicing. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by BNY Servicing. Shareholders may request the forms needed to establish an Automatic Cash Withdrawal Plan from their investment professionals or BNY Servicing at 1-800-647 1568.

Individual retirement accounts

Self-directed IRAs are available in which purchases of shares of Family Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of securities

At the discretion of the Trust, investors may be permitted to purchase Fund shares by transferring securities to a Fund that meet the Fund's investment objective and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at net asset value per share of the Fund determined as of the same time. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except US government securities) being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Conversion of Class B shares

Class B shares of a Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Net Asset Value") of the month in which the sixth, fourth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of those Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which the Class B shares were issued or (2) for Class B shares obtained through the exchange or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

Valuation of shares

Each Fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a "Business Day") except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities and other investments which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities or investments are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or investments are traded on more than one exchange, the securities and investments are generally valued on the exchange considered by the Advisor as the primary market. Securities and investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities and investments are valued at the last bid price available prior to valuation. All investments quoted in foreign currency will be valued daily in US dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by a Fund's custodian. The foreign currency exchange transactions of the Funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Where market quotations are readily available, portfolio securities and other investments are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of the security or investment. Where those market quotations are not readily available, securities and investments are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or investment or similar securities or investments received from recognized dealers in those securities or investments. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities and investments, including many lower rated bonds, than is the case with respect to securities and investments for which a broader range of dealer quotations and last-sale information is available. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Taxes

[TO BE UPDATED IN 485B FILING]

Additional information on distributions and taxes

Distributions

Distributions of net investment income. Each Fund receives income generally in the form of: (a) dividends and/or interest on its investments in portfolio securities; (b) its distributive share of dividends and/or interest earned from its investments in open-end investment companies classified as partnerships for federal income tax purposes, if any; and (c) distributions from its investments in open-end investment companies classified as corporations for federal income tax purposes, if any. The open-end investment companies described in (b) and (c) of the foregoing sentence are referred to herein as the "Underlying Funds." This income, less expenses incurred in the operation of a Fund, constitutes a

Fund's net investment income from which income dividends may be paid to you. The Fund calculates income dividends and capital gains distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes. If you are a taxable investor, any income dividends a Fund pays will be taxable to you as ordinary income, except that, a portion of the income dividends designated by certain Funds will be qualified dividend income eligible for taxation with respect to individual shareholders at long-term capital gain rates.

Capital gain distributions. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Additionally, a Fund may, indirectly through its investments in its Underlying Funds, derive capital gain or loss in connection with sales or other dispositions by an Underlying Fund of its portfolio securities. A Fund may also derive capital gain or loss through its redemption of shares in an Underlying Fund classified as a corporation, if any. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, and undistributed income from prior years, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as capital gain.

Investments in foreign securities

The next four paragraphs describe tax considerations that are applicable to a Fund's (or an Underlying Fund's, if applicable) investments in foreign securities.

Effect of foreign withholding taxes.  A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's distributions paid to you.

Pass-through of foreign tax credits. If more than 50% of a Fund's total assets at the end of a fiscal year are invested directly, or indirectly through Underlying Funds classified as partnerships, in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

You should also be aware that use of foreign dividends, designated by a Fund as dividends from qualifying foreign corporations and subject to reduced rates of taxation on qualified dividend income, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PFIC securities. A Fund may invest either directly or indirectly in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (PFICs). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When a Fund invests in PFIC securities, a mark-to-market election will be made with respect to the Fund's indirect or direct interest in such securities and the Fund will recognize any unrealized gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund or Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund or Underlying Fund may be subject to US federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the amount and tax character of distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable to you as if paid in December.

Election to be taxed as a regulated investment company. Each Fund has elected and qualified, or intends to elect and qualify, to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board reserves the right not to distribute a Fund's net long-term capital gain or not to elect or maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be treated as taxable dividend income to the extent of the Fund's earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than US government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, US government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

•  98% of its taxable ordinary income earned during the calendar year;

•  98% of its capital gain net income earned during the twelve month period ending October 31; and

•  100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Because the periods for measuring a regulated investment company's income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31 as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of June 30 ("post-October loss") as occurring on the first day of the following tax year (i.e., July 1).

Redemption of shares

The next five paragraphs describe the considerations that are applicable to redemptions of Fund shares.

Redemptions, sales and exchanges. If you are a taxable investor, redemptions (including redemptions in kind), sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Family Fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have owned your shares. Any redemption fees you incur on shares redeemed within 31 days of purchase will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss, instead of short-term, to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Special rule for Class A shareholders.  A special tax rule applies when a shareholder sells or exchanges shares of a Fund within 90 days of purchase and subsequently acquires shares of the Fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original shares would be increased, or any loss would be decreased, by all or a portion of the sales charge that you paid when the original shares were bought, and that amount would increase the basis in the Fund or Family Fund shares subsequently acquired.

Conversion of Class B Shares. A shareholder will recognize no gain or loss as a result of a conversion from Class B to Class A shares.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund's administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

US government securities. To the extent a Fund (or an Underlying Fund classified as a partnership) invests in certain US government obligations, dividends paid by the Fund to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund. To the extent a Fund invests indirectly in US government obligations by investing in an Underlying Fund classified as a corporation that holds these obligations, dividends derived from interest on these obligations and paid to the Fund and, in turn, to you is unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified dividend income for individuals. For individual shareholders, it is anticipated that a portion of the income dividends paid by certain Funds may be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate of taxation generally is available for dividends paid by a Fund out of income earned on investments in:

•  domestic corporations, and

•  qualified foreign corporations, including:

(i)  corporations incorporated in a possession of the United States,

(ii)  corporations eligible for income tax treaty benefits with the United States under treaties determined by the Treasury Department to be qualified, and

(iii)  corporations whose stock is traded on a domestic securities exchange.

Dividends from corporations exempt from tax, dividends from PFICs, and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Fund (and Underlying Fund, if applicable) and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund (and Underlying Fund, if applicable) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by certain Funds may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received directly or indirectly by the

Fund from domestic (US) corporations that would have qualified for the dividends-received deduction in the hands of the Fund (or Underlying Fund) if the Fund was a regular corporation. Dividends paid by a Fund from interest on debt securities or dividends earned on portfolio securities of non-US issuers are not expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund (or Underlying Fund) may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Fund were debt-financed or held by a Fund (or Underlying Fund) for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. In the case of certain dividends on preferred stock, the minimum holding period is generally increased to 91 days during a 181-day period. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. A Fund or Underlying Fund may invest in complex securities (e.g., futures, options, short-sales, swaps, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions). These rules could defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund. For example (for simplicity, references to Fund include any Underlying Fund in which a Fund invests):

Derivatives. If a Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Constructive sales. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax straddles. A Fund's investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it on one of the offsetting positions to be deferred for tax purposes to the extent of unrealized gains on the other positions.

Securities purchased at discount. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Securities lending transactions. A Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Convertible debt.  Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investment in taxable mortgage pools (excess inclusion income). The Funds may invest in US-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools." Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund's income from a US-REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-US shareholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US-REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy. Shareholders should consult their tax advisors about the potential tax consequences of a Fund's receipt and distribution of excess inclusion income.

Credit default swap agreements. Certain Funds may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for the Funds to qualify as regulated investment companies may limit the extent to which a Fund will be able to engage in credit default swap agreements.

Investments in securities of uncertain tax character. A Fund may invest in securities the US Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Funds, it could affect the timing or character of income recognized by the Funds, requiring a Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding. By law, the Funds must withhold a portion of the taxable dividends and sales proceeds unless the shareholder:

•  provides his correct social security or taxpayer identification number,

•  certifies that this number is correct,

•  certifies that he is not subject to backup withholding, and

•  certifies that he is a US person (including a US resident alien).

The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special US tax certification requirements applicable to non-US investors are described under the "Non-US Investors" heading below.

Non-US investors. Non-US investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to US withholding and estate tax, and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by a Fund. Exemptions from this US withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, the Funds do not intend to account for or designate interest-related dividends or short-term capital gains dividends for the benefit of non-US investors. As a result, non-US investors may be subject to more US withholding tax than would otherwise be the case. Notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

In general, capital gain dividends designated by a Fund and paid from long-term capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the gain is effectively connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Certain Funds may invest directly or indirectly in equity securities of corporations that invest in US real property, including US Real Estate Investment Trusts ("US-REITs"). The sale of a US real property interest ("USRPI") by a Fund or Underlying Fund, or by a REIT or US real property holding corporation in which a Fund or Underlying Fund invests, may trigger special tax consequences to the Fund's non-US shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-US persons subject to US tax on disposition of a US real property interest as if he or she were a US person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a US-REIT or another RIC classified as a US real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled US-REIT or RIC that is classified as a qualified investment entity) as follows:

•  The RIC is classified as a qualified investment entity. A RIC is classified as a "qualified investment entity" with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a US-REIT if, in general, more than 50% of the RIC's assets consists of interests in US-REITs and US real property holding corporations, and

•  You are a non-US shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to US withholding tax at a rate of 35%, and requiring that you file a nonresident US income tax return.

•  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund's taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a US-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in US real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

Ordinary dividends paid by a Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to US withholding tax. If you hold your Fund shares in connection with a US trade or business, your income and gains will be considered effectively connected income and taxed in the US on a net basis, in which case you may be required to file a nonresident US income tax return.

An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to Fund shares at the graduated rates applicable to US citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a US estate tax return to claim the exemption in order to obtain a US federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the US federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to US situs assets with a value of $60,000). For estates with US situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's US situs assets are below this threshold amount. In addition, a partial exemption from US estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-US shareholder who is a nonresident alien individual will not be subject to US federal gift tax.

Special US tax certification requirements apply to non-US shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-US shareholder must provide a Form W-8BEN (or other Form W-8 if applicable) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of future legislation; local tax considerations. The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

This discussion of "Taxation" is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in a Fund.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, "UBS Global AM"), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, "UBS") and other accounts managed by UBS

[TO BE PROVIDED IN 485B FILING]

UBS Global AM is a large asset management firm with approximately $528 billion in assets under management worldwide as of June 30, 2010.1 UBS Global AM offers investment capabilities and investment styles across all major traditional and alternative asset classes, including equity, fixed income, currency, hedge fund, real estate, infrastructure and private equity investment capabilities that can also be combined in multi-asset strategies. UBS Global AM has around [___] employees located in [__] countries. UBS Global Asset Management is headquartered in London with other main offices in Chicago, Frankfurt, Hartford, Hong Kong, New York, Paris, Sydney, Tokyo, Toronto and Zurich.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged in businesses and have interests other than that of managing the Funds. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by a Fund. This section sets forth considerations of which investors in a Fund should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global AM that could disadvantage the Funds. To address these potential conflicts, UBS and UBS Global AM have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the Funds from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global AM' and UBS' other businesses and interests.

Potential conflicts relating to portfolio decisions, the sale of Fund shares and the allocation of investment opportunities

UBS' other activities may have an impact on the Funds. UBS Global AM (Americas) makes decisions for the Funds in accordance with its obligations as investment advisor to the Funds. However, UBS' other activities may, at the same time have a negative impact on the Funds. As a result of the various activities and interests of UBS, it is likely that the Funds will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the Funds will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the Funds invest. These activities will give UBS broad access

1 UBS Global Asset Management (Americas) Inc. manages approximately $142 billion as of June 30, 2010.

to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global AM (Americas), might cause UBS Global AM (Americas) to seek to dispose of, retain or increase interests in investments held by the Funds or acquire certain positions on behalf of the Funds. UBS will be under no duty to make any such information available to the Funds or personnel of UBS Global AM (Americas) making investment decisions on behalf of the Funds and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global AM (Americas) making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with the Funds' investment objectives and subject to compliance with applicable law, UBS Global AM (Americas) may purchase securities for the Funds during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global AM (Americas) may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global AM (Americas) will be current investors in companies engaged in an offering of securities which UBS Global AM (Americas) may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global AM's affiliates acting as a selling shareholder. UBS Global AM may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global AM (Americas) may invest Fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global AM may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial advisor; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS' financial and other interests and relationships may incentivize UBS to promote the sale of Fund shares. UBS, its personnel and other financial service providers, have interests in promoting sales of the Funds. UBS Global AM may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the Fund, subject to UBS Global AM's internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the Fund and/or from the underwriter's own resources (including through transfers from affiliates). Payments made out of the underwriter's own resources are often referred to as "revenue sharing." Please read the section entitled "Principal underwriting arrangements" for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the Funds may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant's points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Funds may receive fees from UBS or the Funds in connection with the distribution of shares in the Funds or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global AM. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS' membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS' personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds. In addition, UBS, including UBS Global AM, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS' personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global AM may make payments to authorized dealers and other financial intermediaries ("Intermediaries") from time to time to promote the Funds. The additional payments by UBS Global AM may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by such products. Payments made by UBS Global AM may vary between different Intermediaries. Please read the section entitled "Principal underwriting arrangements" and "Reduced sales charges, additional purchase, exchange and redemption information and other services—Additional compensation to affiliated dealer" for more information.

Potential conflicts relating to the allocation of investment opportunities among the Funds and other UBS accounts. UBS Global AM manages accounts of certain clients by means of separate accounts ("Separate Accounts"). With respect to the Funds, UBS Global AM (Americas) may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. Each of the Funds and the Separate Account Clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global AM (Americas) nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the Funds invest.

Other potential conflicts relating to the management of the Funds by UBS Global AM

Potential restrictions and issues relating to information held by UBS. From time to time and subject to UBS Global AM's policies and procedures regarding information barriers, UBS Global AM may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global AM could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the Funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of a Fund, UBS Global AM may have access to certain fundamental analysis and proprietary technical models developed by UBS Global AM or its affiliates (including UBS). UBS Global AM will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither UBS Global AM nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that UBS Global AM will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of UBS Global AM and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global AM (Americas), and have adverse effects on the Fund.

Potential conflicts relating to UBS' and UBS Global AM's proprietary activities and activities on behalf of other accounts. Transactions undertaken by UBS or client accounts managed by UBS ("Client Accounts") may adversely impact the Funds. UBS and one or more Client Accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund's detriment. Conversely, a Fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conflicts may also arise because portfolio decisions regarding a Fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global AM may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global AM). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal or proprietary trading described above, each of the Funds, UBS and UBS Global AM, has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Please see the section entitled "Personal trading policies" for more detailed information regarding these policies and procedures.

UBS Global Asset Management's affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively "ECNs"). UBS Global Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which our related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Global Asset Management will execute through an ECN in which a related person has an interest only in situations where we reasonably believe such transactions will be in the best interests of our clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Global Asset Management's affiliates may effect transactions for Funds or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and entertainment. From time to time, directors, officers and employees of UBS and UBS Global AM may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds, UBS and UBS Global AM, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the Funds, UBS and UBS Global AM. To reduce the appearance of impropriety and the possibility that the Funds may be materially adversely affected by such gifts and entertainment, UBS and UBS Global AM have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the Funds.

UBS may in-source or outsource. Subject to applicable law, UBS, including UBS Global AM, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

UBS Global Asset Management utilizes a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global AM are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global AM's personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global AM and its advisory affiliates, UBS Global AM and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global AM's clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global AM's clients may benefit advisory affiliates and their clients. UBS Global AM does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global AM believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global AM's overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

While we select brokers primarily on the basis of the execution capabilities, UBS Global Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when we have determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. Our arrangements for the receipt of research services from brokers may create conflicts of interest, in that we have an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Global Asset Management and our advisory affiliates utilize a common portfolio and trading platform for our clients. Certain investment professionals and other employees are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global Asset Management's personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global Asset Management and our advisory affiliates, we maintain an aggregated soft dollar budget. Therefore, research services that benefit our clients may be paid for with commissions generated by clients of our advisory affiliates. Similarly, research services paid for by commissions generated by our clients may benefit advisory affiliates and their clients.

UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because we believe that the research received is, in the aggregate, of assistance in fulfilling our overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Global Asset Management may receive a variety of research services and information on many topics, which we can use in connection with our management responsibilities with respect to the various accounts over which we exercise investment discretion or otherwise provide investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect the U.S. or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Global Asset Management. This allocation is determined by our Best Execution and Trading Committee in good faith and based on objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Global Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to our own research efforts and, when utilized, are subject to internal analysis before being incorporated into our investment process. As a practical matter, it would not be possible UBS Global Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Global Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for our clients. The research received will be of the type described above, excluding third-party research services.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global AM may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the Funds wish to purchase or sell. The larger UBS Global AM's investment advisory business and UBS' businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the Funds or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global AM on behalf of the Funds to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global AM on behalf of the Funds may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global AM, in its sole discretion, deems it appropriate.

UBS Global AM and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. UBS Global AM has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the Funds and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

The results of a Fund's investment activities may differ significantly from the results achieved by UBS Global AM and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global AM and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which UBS Global AM and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global AM and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund's activities may also be restricted because of regulatory restrictions applicable to UBS Global AM and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global AM, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global AM and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for a Fund. Additionally, certain Funds or accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other Funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global AM are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

UBS Global AM may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of UBS Global AM and/or UBS. UBS and its affiliates may also create, write or issue Derivatives for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global AM or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause UBS

Global AM or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with UBS Global AM, UBS and its affiliates on an arms-length basis. UBS Global AM or UBS may also have an ownership interest in certain trading or information systems used by a Fund. A Fund's use of such trading or information systems may enhance the profitability of UBS Global AM and its affiliates.

It is also possible that, from time to time, UBS Global AM or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. UBS Global AM and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by UBS Global AM or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global AM will consider the effect of redemptions on a Fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that a Fund may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global AM or UBS has significant debt or equity investments or in which UBS makes a market. A Fund also may invest in securities of companies to which UBS Global AM or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other UBS Global AM or UBS clients. In making investment decisions for a Fund, UBS Global AM is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global AM in the course of these activities. In addition, from time to time, UBS' activities may limit a Fund's flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global AM may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

Present and future activities of UBS Global AM and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global AM (Americas) may buy for the Funds securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the Funds. For example, a Fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM (Americas)) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global AM (Americas) will make proxy voting decisions as it believes appropriate and in accordance with UBS Global AM's policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global AM (Americas) with respect to a Fund's portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global AM's proxy voting policy is discussed in more detail in the section entitled "Proxy voting policies."

As a registered investment advisor under the Advisers Act, UBS Global AM (Americas) is required to file a Form ADV with the SEC. Form ADV Part II contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM (Americas). A copy of Part I of UBS Global AM (Americas)'s

Form ADV is available on the SEC's website (www.adviserinfo.sec.gov). A copy of Part II of UBS Global AM (Americas)'s Form ADV is available upon request.

Performance calculations

From time to time, performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share by a Fund during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the maximum net asset value per share on the last day of the period and annualizing the result on a semiannual compounded basis. The Funds' total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Fund. Aggregate total return reflects the total percentage change over the stated period.

To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements regarding the Funds may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Morgan Stanley Capital International Indices; Barclays Capital Indices; Salomon Smith Barney Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Stock Index or its component indices; Russell Indices; Wilshire Indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger-Mutual Funds Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; comparable portfolios managed by the Advisor; and financial publications, such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's et al., which rate fund performance over various time periods.

The principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Funds' calculations of yield or total return.

Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

Financial statements and report of independent registered public accounting firm

The Funds' financial statements for the fiscal year ended June 30, 2010 and the report thereon of Ernst & Young LLP, dated August 27, 2010, which are contained in the Funds' Annual Report dated June 30, 2010 (as filed with the SEC on September 8, 2010, pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder (Accession Number (0001104659-09-053553)) are incorporated herein by reference.

Appendix A—Corporate debt ratings

Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

A-1

Standard & Poor's Ratings Group describes classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

D. Debt rated D is in default, or is expected to default upon maturity or payment date.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or minus (–): The ratings from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Service describes international long-term credit ratings as follows:

Investment grade

AAA. Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

A-2

AA. Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB. Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative.

• For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

• For individual obligations, 'B' ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

• For issuers and performing obligations, 'CCC' ratings indicate that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

• For individual obligations, 'CCC' ratings may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'R2' (superior), 'R3' (good) or 'R4' (average).

CC

• For issuers and performing obligations, 'CC' ratings indicate that default of some kind appears probable.

• For individual obligations, 'CC' ratings may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

A-3

C

• For issuers and performing obligations, 'C' ratings indicate that default is imminent.

• For individual obligations, 'C' ratings may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD. Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D. Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

- the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

A-4

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Funds and their principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Funds in any jurisdiction where the Funds or their principal underwriter may not lawfully sell those shares.

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

The UBS Funds

Statement of Additional Information
October 28, 2010

One North Wacker Drive
Chicago, Illinois 60606

This Statement of Additional Information ("SAI") relates to the following funds (the "Funds"), which are series of The UBS Funds, an open-end management investment company (the "Trust"):

UBS Emerging Markets Equity Fund UBS U.S. Real Estate Equity Fund	UBS U.S. Small Cap Equity Fund UBS Emerging Markets Debt Fund

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG, serves as the investment advisor and administrator for the Funds. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") serves as the underwriter for the Funds. UBS Global AM (US) is an indirect wholly owned subsidiary of UBS AG.

This SAI is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated October 28, 2010. A copy of the Prospectus may be obtained by calling your investment professional or by calling the Trust toll-free at 1-800-647 1568. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Issuer location	17

Equity securities	17

Exchange-traded funds (ETFs)	17

Eurodollar securities	18

Foreign securities	18

Forward foreign currency contracts	19

Non-deliverable forwards	19

Options on foreign currencies	20

Short sales	21

Real estate equity securities and real estate investment trusts	25

Other investments	22

Investments relating to UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS Emerging Markets Debt Fund	22

Lower rated debt securities	23

Pay-in-kind bonds	24

Convertible securities	24

When-issued securities	25

Mortgage-backed securities and mortgage pass-through securities	26

Collateralized mortgage obligations and real estate mortgage investment conduits	28

Dollar rolls	29

To-be-announced securities	29

Other mortgage-backed securities	29

Asset-backed securities	30

Zero coupon and delayed interest securities	31

Structured notes	33

Investments relating to UBS Emerging Markets Equity Fund and UBS Emerging Markets Debt Fund	35

Emerging markets investments	35

Risks of investing in emerging markets	37

Investments in Russian securities	38

Summary of risks	39

Investment restrictions	39

Management of the Trust	41

Independent Trustees	44

Officers	47

Information about Independent Trustee ownership of securities issued by UBS Global AM	53

Information about trustee ownership of Fund shares	53

Compensation table	53

Control persons and principal holders of securities	55

Investment advisory, principal underwriting and other service arrangements	56

Advisor	56

Portfolio managers	57

Administrative, accounting and custody services	59

Principal underwriting arrangements	59

Transfer agency services	62

2

Independent registered public accounting firm	62

Legal counsel	62

Personal trading policies	62

Proxy voting policies	63

Portfolio holdings disclosure policies and procedures	64

Portfolio transactions and brokerage commissions	67

Portfolio turnover	69

Shares of beneficial interest	69

Reduced sales charges, additional purchase, exchange and redemption information and other services	70

Sales charge reductions and waivers	70

Additional information regarding purchases through letter of intent	73

Automatic cash withdrawal plan	74

Individual retirement accounts	75

Transfer of securities	75

Valuation of shares	75

Taxes	76

Additional information on distributions and taxes	76

Distributions	76

Investments in foreign securities	77

Redemption of shares	79

Potential conflicts of interest	87

Performance calculations	96

Financial statements and reports of independent registered public accounting firm	97

Appendix A—Corporate debt ratings	A-1

3

General information about the Trust

The Trust currently offers shares of the following [eighteen] Funds, representing separate portfolios of investments: UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund, UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund), UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund. The UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS Core Plus Bond Fund (formerly, UBS U.S. Bond Fund) are offered in a separate Prospectus and Statement of Additional Information, and are not included in this SAI. The UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund each currently offers three classes of shares: the Class A shares, the Class C shares and the Class Y shares. Class A shares have a front-end sales charge, a contingent deferred sales charge ("CDSC") on purchases over $1 million and sold within one year of the purchase date, and are subject to annual 12b-1 plan service fees of 0.25% of average daily net assets of the respective Fund. Class C shares have a CDSC and are subject to annual 12b-1 plan distribution fees of 0.50% or 0.75% of average daily net assets, as well as annual 12b-1 plan service fees of 0.25% of average daily net assets. Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Trust is a Delaware statutory trust organized on August 13, 1993.

Diversification status

Each of the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund is classified as "non-diversified" for purposes of the Act, which means that each Fund is not limited by the Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent that a non-diversified Fund makes investments in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because each non-diversified Fund may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.

General definitions

As used throughout this SAI, the following terms shall have the meanings listed:

"Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator" or "UBS Global AM (Americas)" shall mean UBS Global Asset Management (Americas) Inc., which serves as the Funds' administrator.

"Advisor" or "UBS Global AM (Americas)" shall mean UBS Global Asset Management (Americas) Inc., which serves as the Funds' investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

4

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Family Funds" shall mean the Funds and other funds for which UBS Global Asset Management (US) Inc. or any of its affiliates serves as principal underwriter.

"Funds" shall mean collectively the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund (or individually, a "Fund").

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Trust" shall mean The UBS Funds, an open-end management investment company registered under the Act.

"Underwriter" or "UBS Global AM (US)" shall mean UBS Global Asset Management (US) Inc., which serves as the Funds' underwriter.

"1933 Act" shall mean the Securities Act of 1933, as amended.

Investment strategies

The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment objectives and policies set forth in the Funds' Prospectus. The investment practices described below, except for the discussion of percentage limitations with respect to portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board without the approval of the shareholders.

Investments relating to all Funds

Cash and cash equivalents

The Funds may invest a portion of their assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. The Funds may also invest a portion of their assets in shares issued by money market mutual funds. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the Code). When a Fund invests for defensive purposes, it may affect the attainment of the Fund's investment objective.

Pursuant to the rules and regulations under the Act and any exemptive orders issued thereunder, each Fund may invest cash (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) that is set aside to cover an obligation or commitment of the Fund to purchase securities

5

or other assets at a later date; and (iv) to be invested on a strategic management basis, in a series of shares of UBS Relationship Funds ("Relationship Funds Cash Series"). UBS Relationship Funds is a registered investment company advised by the Advisor. The Trustees of the Trust also serve as Trustees of UBS Relationship Funds. The Relationship Funds Cash Series invests in US dollar denominated money market instruments having a dollar-weighted average maturity of 60 days or less, and operates in accordance with Rule 2a-7 under the Act.

Repurchase agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. In accordance with the Act, repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, each Fund will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

Reverse repurchase agreements

Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, a Fund will direct its custodian bank to place cash, US government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Fund, or "earmark" such assets as segregated in the Fund's custody records, in an amount equal to the repurchase price. Any assets designated as segregated by a Fund, either physically or "earmarked" as segregated, with respect to any reverse repurchase agreements, when-issued securities, delayed delivery securities, short sales, options, futures, forward contracts, swaps or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets designated as segregated, either physically or "earmarked" as segregated, are referred to in this SAI as "Segregated Assets"), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Funds and as such, are subject to the same investment limitations.

6

Borrowing

The Funds may borrow money for temporary, emergency or extraordinary purposes, or to facilitate redemptions. A Fund will not borrow money in excess of 33 1/3% of the value of its total assets (including amounts borrowed). Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Act, except for notes to banks and reverse repurchase agreements.

Loans of portfolio securities

The Funds may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided the following conditions are satisfied: (1) the loan is secured continuously by collateral marked-to-market daily as described below; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the market value of a Fund's total assets. However, as a non-fundamental policy, a Fund may not enter into a securities loan if, after giving effect thereto, portfolio securities having a value in excess of 30% of the market value of the Fund's total assets would be subject to securities loans.

When loaning portfolio securities, a Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the market value of the loaned securities with respect to domestic securities and 105% of the market value of the loaned securities with respect to foreign securities. Thereafter, collateral will generally be maintained in an amount at least equal to 102% of the value of the securities loaned with respect to domestic securities and 105% of the value of the securities loaned with respect to foreign securities. Occasionally, for certain securities, the market value of the collateral may fall below the collateral amount stated above by a de minimis amount for a period of time. However, at no time will the market value of the collateral fall below the market value of the loaned securities with respect to domestic securities or 102% of the value of the loaned securities with respect to foreign securities.

Collateral may consist of cash, US government or government agency securities or, under certain conditions, bank letters of credit. Pursuant to rules and regulations under the Act, under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund, LLC, which operates in compliance with most of the substantive provisions of Rule 2a-7 of the Act. In addition, cash collateral may be invested in repurchase agreements.

In the case that voting or consent rights that accompany a loaned security pass to the borrower, a Fund will recall the loaned security to permit the exercise of such rights if the matter involved would have a material effect on the Fund's investment in the security.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by a Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, a Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, a Fund will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then

7

only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

Swaps

The Funds may engage in swaps, including, but not limited to, interest rate, currency and total return swaps, and the purchase or sale of related caps, floors, collars and other derivative instruments. The UBS Emerging Markets Debt Fund may also engage in credit default swaps. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets or returns in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of market values, total return of securities, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Total return swap contracts are agreements between two parties where one counterparty pays the other the total return of a particular instrument (e.g., a specified security, basket of securities or securities indices, including real estate market indices, during the specified period) in return for periodic payments based on a fixed or variable interest rate, typically at a floating rate based on LIBOR, or the total rate of return on another financial instrument. The "total return" includes interest payments from, along with any change in value of, the referenced asset over a specified period. A Fund will enter into total return swap contracts only on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Total return swap

8

contracts may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The value of the swap position as well as the payments required to be made by a Fund or a counterparty will increase or decrease depending on the changes in value of the underlying asset. Total return swap contracts may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap transactions involve greater risks than if a Fund had invested in the underlying asset directly. Total return swap transactions involve counterparty risks, as discussed above, but also involve additional risks, including interest rate risk and market risk. The total rate of return of an investment on which a total return swap contract is based may exhibit substantial volatility and, in any given period, may be positive or negative for the specified period of the total return swap contract. If the Advisor is incorrect in its forecast of the underlying asset's total return, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. In the event the total rate of return of the underlying asset is negative for the specified period of the swap contract, the Fund will be required to make a payment to the counterparty in addition to the periodic payment required by the swap contract to cover the decline in value of the underlying asset. A Fund's risk of loss, therefore, is increased because the Fund could lose an amount equal to the decrease in value of the underlying asset for the specified period of time, in addition to the periodic payments required by the total return swap contract.

The UBS Emerging Markets Debt Fund also may enter into credit default swap agreements. The Fund may enter into a credit default swap on a single security or instrument or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or the seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap, the Fund is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Advisor and the Trust do not believe that the Funds' obligations under swap contracts are senior securities and, accordingly, the Funds will not treat them as being subject to the Funds' borrowing or senior securities restrictions. However with respect to swap contracts that provide for the netting of

9

payments, the net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which a Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. To the extent that a Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

Futures

The Funds may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant (an "FCM") selected by the Fund, an amount referred to as "initial margin." The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin, resulting in a repayment of excess margin to the custodial accounts of a Fund. The Fund may also effect futures transactions through FCMs who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Funds will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, all of the Funds may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, a Fund may invest in futures contacts that are contractually required to be "cash-settled," rather than requiring the delivery of the securities. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund's position in the futures contract (less the initial margin and any variation margins deposited with an

10

FCM); or (ii) accruing such amounts on a daily basis and maintaining Segregated Assets to cover the futures contract. With respect to a futures contract that is not contractually required to "cash-settle," a Fund must cover its open position by maintaining Segregated Assets equal to the contract's full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to "cash-settle" the Fund is permitted to maintain Segregated Assets in an amount equal to the Fund's daily marked-to-market (net) obligation (i.e., the Fund's daily net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The Funds may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The Funds may also enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that would reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options

The Funds may purchase and write call or put options on foreign or US securities and indices and enter into related closing transactions. A Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

The Funds may invest in options that are either listed on US or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. The Trust has been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, a Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

11

Purchasing call options—The Funds may purchase call options on securities to the extent that premiums on all outstanding call options paid by a Fund do not aggregate to more than 20% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist. In such an event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Call writing—A Fund may write call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund in writing calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset

12

by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Funds will generally write call options on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund's custodian.

From time to time, the UBS Emerging Markets Debt Fund will write a call option that is not covered as indicated above, but where the Fund's custodian will maintain Segregated Assets for the term of the option having a value equal to the fluctuating market value of the optioned securities or currencies, marked-to-market daily, in accordance with SEC positions. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the Fund to the risks of writing uncovered options. When writing uncovered call options, the Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, the Fund's loss could be significant.

Purchasing put options—The Funds may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Funds to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

The Funds may sell put options purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the

13

holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing put options—The Funds may also write put options on a secured basis, which means that the Fund's custodian will maintain Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Index options

The Funds may purchase exchange-listed call options on stock and fixed income indices depending upon whether a Fund is an equity or bond Fund and sell such options in closing sale transactions for hedging purposes. A Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or a particular market segment. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition, the Funds may purchase put options on stock and fixed income indices and sell such options in closing sale transactions. A Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect a Fund from a decline in the value of heavily weighted industries in the Fund's portfolio. Put options on stock and fixed income indices may also be used to protect a Fund's investments in the case of a major redemption.

The Funds may also write (sell) put and call options on stock and fixed income indices. While the option is open, the Fund's custodian will maintain Segregated Assets to cover the transactions, marked-to-market daily in accordance with SEC positions.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple (the "multiplier"). The indices on which options are traded include both US and non-US markets.

Special risks of options on indices

The Funds' purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or

14

market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indices is subject to the Advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Fund would not be able to close out options that it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and illiquid securities

The Funds may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional buyers.

The Board has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the security can be sold within seven days at approximately the same amount at which it is valued by a Fund; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue; (vi) for Rule 144A securities that are also exempt from registration under Section 3(c)(7) of the Act, there is a sufficient market of "qualified purchasers" (as defined in the Act) to assure that it will remain marketable throughout the period it is expected to be held by the Fund; (vii) the issuer is a reporting company under the Securities Exchange Act of 1934, as amended; and (viii) the security is not in the same class as, or convertible into, any listed security of the issuer. Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and the Advisor will continue to monitor the liquidity of that security to ensure that each Fund has no more than 15% of its net assets in illiquid securities.

15

The Funds will limit investments in securities of issuers which the Funds are restricted from selling to the public without registration under the 1933 Act to no more than 15% of a Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust's Board which includes continuing oversight by the Board. The UBS U.S. Small Cap Equity Fund may invest up to 10% of its net assets in equity securities or interests in non-public companies that are expected to have an initial public offering within 18 months.

If the Advisor determines that a security purchased in reliance on Rule 144A that was previously determined to be liquid, is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund continues to adhere to such a limitation, including disposing of illiquid assets which may include such Rule 144A securities.

Non-publicly traded securities, private placements and restricted securities

The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expense of registration. Investments by the Funds in non-publicly traded securities, private placements and restricted securities will be limited to each Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

Investment company securities and investments in affiliated investment companies

Subject to the provisions of any rules and regulations under the Act or exemptive orders issued thereunder, securities of other investment companies may be acquired by each Fund to the extent that such purchases are consistent with that Fund's investment objectives and restrictions and are permitted under the Act. The Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.

The Funds may invest in securities issued by other registered investment companies advised by the Advisor, including portfolios of the UBS Relationship Funds, beyond the above percentage maximums pursuant to rules promulgated by the SEC and/or exemptive relief granted by the SEC to the extent that the Advisor determines that such investments are a more efficient means for a Fund to gain exposure to certain asset classes than by the Fund investing directly in individual securities. A Fund may only invest in portfolios of UBS Relationship Funds or other affiliated investment companies to the extent that the asset class exposure in such portfolios is consistent with the permissible asset class exposure for the

16

Fund, had the Fund invested directly in securities, and the portfolios of such investment companies are subject to similar risks and limitations as the Fund.

Issuer location

The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

Equity securities (does not apply to UBS Emerging Markets Debt Fund)

The Funds may invest in a broad range of equity securities of US and non-US issuers, including, but not limited to, common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts ("Depositary Receipts"). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The UBS Emerging Markets Equity Fund expects its US equity investments to emphasize large and intermediate capitalization companies. The UBS U.S. Small Cap Equity Fund expects its US equity investments to emphasize small capitalization companies. The equity markets in the non-US component of the Funds will typically include available shares of larger capitalization companies but may also include intermediate and small capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The UBS U.S. Small Cap Equity Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The UBS U.S. Small Cap Equity Fund may invest up to 20% of its total assets in small capitalization equity securities of publicly traded foreign corporations that were financed by venture capital partnerships. The UBS Emerging Markets Equity Fund may invest in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The UBS U.S. Small Cap Equity Fund also may invest in the initial public offerings (IPOs) of new or unseasoned companies. The market for IPO shares has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.

Exchange-traded funds (ETFs)

Subject to the limitations on investments in investment company securities and their own investment objectives, the Funds may invest in securities of ETFs that attempt to track or replicate the performance of a US or foreign market index. The Funds may invest in ETFs that are currently operational and that may be developed in the future. ETFs usually trade on stock exchanges and generally bear certain operational expenses. To the extent a Fund invests in securities of ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Investments in ETFs are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the

17

value of the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indexes typically will be unable to match the performance of the index exactly due to the ETF's operating expenses and transaction costs.

Special purpose acquisition companies

The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies ("SPACs") or similar special purpose entities that pool funds to seek potential acquisition opportunities. Until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the funds invested in the SPAC are returned to its shareholders. Because SPACs and similar entities do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Eurodollar securities

The Funds may invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in US dollars.

Foreign securities

Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectus, which are not typically associated with investing in US issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts, futures, options and interest rate swaps (in the case of UBS Emerging Markets Equity Fund and UBS Emerging Markets Debt Fund) in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Investment in the securities of foreign governmental entities involves risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the IMF, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement

18

such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions, manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values.

A Fund will only enter into forward contracts to sell, for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund's custodian or sub-custodian will maintain Segregated Assets in an amount equal to the contracts' full, notional value. However, currency contracts with respect to identical currencies may be netted against each other and, in such cases, the Funds' custodian or sub-custodian will maintain Segregated Assets in an amount equal to the net amount owed (the unrealized loss) by the Fund.

Non-deliverable forwards

The Funds may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When a Fund enters into a non-deliverable forward transaction, the Fund's custodian will maintain Segregated Assets in an amount not less than the value of the Fund's unrealized loss under such non-deliverable forward transaction. If the additional Segregated Assets decline in value or the amount of the Fund's commitment increases because of changes in currency rates, additional cash or securities will be designated as Segregated Assets on a daily basis so that the value of the account will equal the amount of the Fund's unrealized loss under the non-deliverable forward agreement.

19

Since a Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a Fund could sustain losses on the non-deliverable forward transaction. A Fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Options on foreign currencies

The Funds also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter markets) to manage the Funds' exposure to changes in currency exchange rates. The Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies or forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the dollar price of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Funds may purchase call options on such currency.

The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Funds to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Funds may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

20

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Funds' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained in Segregated Assets by the Funds' custodian.

With respect to writing put options, at the time the put is written, the Funds' custodian will maintain Segregated Assets in an amount equal in value to the exercise price of the put. The Segregated Assets will be maintained and marked-to-market daily until the put is exercised, has expired or the Fund has purchased a closing put of the same series as the one previously written.

Short sales

The Funds may, from time to time, sell securities short. In a short sale, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale (which may be invested in equity securities) will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and a Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale. Because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. In addition, a Fund's securities held long could decline in value at the same time the value of the security sold short increases, thereby increasing the Fund's potential for loss.

Until a Fund replaces a borrowed security, the Fund will designate Segregated Assets in an amount equal to its obligation to purchase the stocks sold short, as required by law. The amount segregated in

21

this manner will be increased or decreased each business day to equal the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires a Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The Advisor and the Funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the stock sold short or having an option to purchase the stock sold short at a exercise price that covers the obligation), or by a Fund's Segregated Assets procedures (or a combination thereof), are not senior securities under the Act and are not subject to a Fund's borrowing restrictions. A Fund is also required to repay the lender of the stock any dividends or interest that accrues on the stock during the period of the loan.

Other investments

The Board may, in the future, authorize a Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

Investments relating to UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS Emerging Markets Debt Fund

The following discussion applies to the UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund and UBS Emerging Markets Debt Fund, except as otherwise noted.

Municipal Securities

The UBS Emerging Markets Debt Fund may invest in debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises. These securities include bonds and similar securities issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, some of which are exempt from federal income tax. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as from the user of the facility being financed. Municipal bonds also include "moral obligation" bonds, which are normally issued by special purpose authorities. For these bonds, a government unit is regarded as morally obligated to support payment of the debt service, which is usually subject to annual budget appropriations.

The Fund's investment in municipal securities also may include Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the "ARRA Act"). The ARRA Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds ("direct pay"

22

Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the ARRA Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in "principal only" strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments. The federal interest subsidy or tax credit continues for the life of the bonds. Pursuant to the ARRA Act, the issuance of Build America Bonds will be discontinued on December 31, 2010. If the provisions of the ARRA Act relating to Build America Bonds are not extended beyond December 31, 2010, availability of such bonds may thereafter be limited, which may affect the market for the bonds and/or their liquidity.

Lower rated debt securities

Fixed income securities rated lower than Baa3 by Moody's or BBB- by S&P are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

In the past, the high yields from lower rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Funds from widespread bond defaults brought about by a sustained economic downturn or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile, and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a

23

specific economic event, such as a deterioration in the creditworthiness of the issuer, may be adversely affected.

Lower rated securities frequently have call or redemption features that permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividends to investors.

Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding lower rated securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including the risks of untimely interest and principal payment, default and price volatility, and may present problems of liquidity, valuation and currency risk. The UBS Emerging Markets Equity Fund and UBS Emerging Markets Debt Fund do not intend to limit investments in lower rated securities.

Pay-in-kind bonds

The Funds may invest in pay-in-kind bonds. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. A Fund will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature.

Convertible securities (also for UBS U.S. Small Cap Equity Fund)

The Funds may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors but are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Real estate equity securities and real estate investment trusts (REITs) (UBS U.S. Real Estate Equity Fund and UBS Emerging Markets Debt Fund only)

For purposes of UBS U.S. Real Estate Equity Fund's policy of investing at least 80% of its net assets, (plus borrowings for investment purposes, if any) in real estate equity securities of US issuers, the Fund considers the security of a company to be a real estate equity security if at least 50% of the issuer's assets (marked-to-market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The UBS Emerging Markets Debt Fund may invest in debt obligations issued by REITs. A REIT is a pooled investment vehicle which

24

purchases primarily income-producing real estate, real estate-related loans or other real estate-related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment performance of the underlying real estate-related investments. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types). Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

A REIT is not taxed on income distributed to its shareholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. In addition, a shareholder in the UBS U.S. Real Estate Equity Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs are subject to risks related to the specialized skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors. An investment in REITs includes the possibility of a decline in the value of real estate, possible lack of available money for loans to purchase real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, prolonged vacancies in rental properties, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, costs of clean up and liability to third parties resulting from environmental problems, costs associated with damage from natural disasters not covered by insurance, increases in interest rates and changes to tax and regulatory requirements.
In addition, some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties in a narrow geographic area or in a single property type, such as being more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the Act.

When-issued securities

The Funds may purchase securities offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or delayed delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or delayed delivery security accrues to the purchaser. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery securities may be more or less than the purchase price. The Advisor does not believe that a Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or delayed

25

delivery basis. The Funds' custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for when-issued or delayed delivery securities, marked-to-market daily, in accordance with pertinent SEC positions.

Mortgage-backed securities and mortgage pass-through securities

The Funds may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Funds may also invest in debt securities, which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. These guarantees, however, do not apply to the market value of Fund shares. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. In general, mortgage-backed securities issued by US government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Although the US government and its agencies provide financial support to such entities, no assurances can be given that they will always do so. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by Ginnie Mae) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As a Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the "accrued market

26

discount." Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. A Fund may elect to accrue market discount or amortize premium notwithstanding the amount of principal received, but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

The principal governmental guarantor of mortgage-related securities is Ginnie Mae, which is a wholly owned US government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the US government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage related securities that have a government or government-related guarantor. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities. Non-governmental issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a pool issued by a private issuer may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans and Alt-A loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans are considered riskier than prime loans but less risky than sub-prime loans. There are various factors, including higher loan to value and debt to income ratios or inadequate documentation of income, assets or credit history, that classify a loan as Alt-A. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of

27

the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet a Fund's quality standards.

Although the market for such securities has become increasingly liquid over the past few years, currently, the market for such securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-backed and asset-backed securities, as well as other fixed-income securities. These securities are more difficult to value and may be hard to sell. In addition, in general, securities issued by certain private organizations may not be readily marketable.

Collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs")

A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae and their income streams. Privately issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B or C Bond currently being paid off. When the series A, B and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

REMICs are entities that own mortgages and elect REMIC status under the Code. The Funds will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued CMOs, as described above, have been historically higher than yields on

28

CMOs issued or guaranteed by US government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the US government. Such instruments also tend to be more sensitive to interest rates than US government-issued CMOs. The Funds will not invest in subordinated privately issued CMOs. For federal income tax purposes, the Funds will be required to accrue income on CMOs and REMIC regular interests using the "catch-up method", with an aggregate prepayment assumption.

Dollar rolls

A Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the price for the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. The Funds intend to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve. The Trust does not believe a Fund's obligations under dollar rolls are senior securities and accordingly, the Funds, as a matter of non-fundamental policy, will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. However, the Funds' custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for dollar rolls, marked-to-market daily in accordance with pertinent SEC positions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

To-be-announced securities

A to-be-announced mortgage-backed security ("TBA") is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. A Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Funds. The Funds' custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for TBAs, marked-to-market daily in accordance with pertinent SEC positions.

Other mortgage-backed securities

The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will,

29

consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-backed securities

The Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that a Fund pay the debt service on the debt obligations issued. The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Such asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Funds will be required to accrue income on pay-through asset-backed securities using the "catch-up method," with an aggregate prepayment assumption.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and the actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests

30

cannot be adequately, or in many cases, ever, established. In addition, the current market for asset-backed securities is experiencing a period of extreme volatility, which negatively impacted market liquidity conditions, as is the case with mortgage-backed securities, explained above. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information with respect to the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The Funds may invest asset-backed securities that are categorized as collateralized debt obligations ("CDOs"). CDOs include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Equipment trust certificates ("ETCs") and enhanced equipment trust certificates ("EETCs") (UBS Emerging Markets Debt Fund only)

The Fund may invest in ETCs and EETCs. ETCs are typically issued by railroads, airlines or other transportation firms, and the proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates. The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of equipment trust certificates. EETCs are similar to ETCs, except that the security has been divided into two or more classes, each with different payment priorities and asset claims. Holders of ETCs and EETCs must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

Zero coupon and delayed interest securities

The Funds may invest in zero coupon or delayed interest securities, which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and the securities' value at maturity or cash payment date.

31

The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically.

Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation, entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the US Treasury securities has stated that for federal tax and securities purposes, in its opinion, purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying US government securities.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the US Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the US Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.

32

Structured notes (UBS Emerging Markets Debt Fund only)

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the "reference instrument") or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. In order to cover structured notes, a Fund, to the extent required by the SEC, will maintain Segregated Assets in accordance with SEC positions to cover its obligations with respect to such instruments.

Equity participation notes or equity linked notes (collectively "EPNs") (UBS Emerging Markets Equity Fund only). The Fund may invest up to 10% of their total assets in EPNs. An EPN is a debt instrument whose return is determined by the performance of a single equity security. When purchasing an EPN, a Fund pays the counterparty the current value of the underlying security plus a commission. During the time that the EPN is owned, the price of the EPN will fluctuate in accordance with the price fluctuation of the underlying security, with a currency adjustment to reflect the fact that EPNs are generally priced in US dollars whereas the underlying security is generally denominated in a foreign currency. At maturity or sale, the EPN owner's profit or loss is the sum of the appreciation/depreciation of the underlying security, plus the appreciation/depreciation of the underlying security's currency relative to the US dollar, less any commissions paid. A Fund only invests in EPNs for which the underlying security is a permissible investment pursuant to the Fund's investment policies and restrictions.

The Fund invests in EPNs only to gain exposure to equities in foreign markets where direct investments in equity securities are not easily accessible or otherwise obtainable. The Fund may only invest in EPNs that are unleveraged and that do not have a "cap" or a "floor" on the maximum principal amount to be repaid to the Fund at maturity. In addition, the Fund may only invest in EPNs that are based on the performance of a single underlying equity security; that have no premium or discount in relation to the underlying asset; and that provide for the retention of dividend rights. Investments in EPNs will only be made if the counterparty is a financial institution rated at least A1 by S&P or P1 by Moodys. EPNs are not considered equity securities for purposes of the Fund's policy to invest 80% of its net assets in equity securities.

EPNs possess the risks associated with the underlying security, such as market risk, and, with respect to EPNs based on foreign securities, foreign securities and currency risks. EPNs, however, involve greater risks than if the Fund had invested in the underlying security directly, since, in addition to general market and foreign securities risks, EPNs are subject to counterparty, credit and illiquidity risks. Counterparty risk is the risk that the issuer of the EPN may fail to pay the full amount due at maturity or redemption. In addition, an investment in an EPN creates exposure to the credit risk of the issuing financial institution. Also, the secondary market for EPNs may be limited, and the lack of liquidity in the secondary market may make EPNs difficult to dispose of and to value. In choosing EPNs appropriate for the Fund, the Advisor will select only those EPNs that have demonstrated patterns of brokers willing to

33

provide liquidity on demand to ensure that the EPNs maintain their liquidity. The Fund, however, will treat EPNs as illiquid and subject to its overall limit on illiquid investments of 15% of its net assets.

Credit-linked securities (UBS Emerging Markets Debt Fund only). The Fund may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more debt obligations or credit default swaps. Such debt obligations may represent the obligations of one or more issuers. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date.

The Fund bears the risk of loss of its principal investment and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security in the event that one or more of the underlying debt obligations or credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal or a restructuring) with respect to an underlying debt obligation (which may represent a credit event of one or more underlying obligors), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund's pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the extent that a credit-linked security represents an interest in underlying obligations of a single issuer, a credit event with respect to such an issuer presents greater risk of loss to the Fund than if the credit-linked security represented an interest in underlying obligations of multiple issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. The Fund will generally only purchase credit-linked securities that are determined to be liquid in accordance with the Fund's liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

34

The value of a credit-linked security will typically increase or decrease with any change in the value of the underlying debt obligations, if any, held by the issuer, and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See "Investment strategies—swaps" for a description of additional risks associated with credit default swaps.

Investments relating to UBS Emerging Markets Equity Fund and UBS Emerging Markets Debt Fund

Emerging markets investments

The Funds may invest substantially all of their assets in equity and debt securities of emerging market issuers, or securities with respect to which the return is derived from the equity or debt securities of issuers in emerging markets.

The Funds' investments in emerging market government and government-related securities may consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.

The Funds' investments in the fixed income securities of emerging market issuers may include investments in Structured Securities, Loan Participation and Assignments (as such capitalized terms are defined below), Brady Bonds and certain non-publicly traded securities.

The Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities are typically sold in private placement transactions, and there currently is no active trading

35

market for Structured Securities. Thus, investments by the Funds in Structured Securities will be limited by each Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

The Funds may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Funds' investments in Loans are expected in most instances to be in the form of a participation in loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. The Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Funds may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid subjecting purchasers of Participations to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Funds will acquire the Participations only if the Lender interpositioned between a Fund and a borrower is determined by the Advisor to be creditworthy.

When a Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

The Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, the Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nicaragua, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam. Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar), and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by US Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which a Fund invests will not be subject to restructuring arrangements or to requests for a new credit which may cause the Fund to suffer a loss of interest or principal in any of its holdings.

The Funds also may invest in securities that neither are listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in such unlisted emerging market equity securities, including investments in new and early stage companies, may involve a high

36

degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

The Funds' investments in emerging market securities will, at all times, be limited by each Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

Risks of investing in emerging markets

There are additional risks inherent in investing in less developed countries that are applicable to the Funds. An "emerging market country" is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities or any country included in an "emerging markets" index. The countries included in this definition will change over time. An emerging market security is a security issued by a government of an emerging markets country or a security issued by an issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the security's principal trading market is an emerging market; (ii) at least 50% of the issuer's (or the issuer's parent company's) revenue is generated from goods produced or sold, investments made, or services performed in emerging market countries; or (iii) at least 50% of the issuer's (or the issuer's parent company's) physical assets are located in emerging market countries; (iv) at least 50% of the issuer's (or the issuer's parent company's) economic activities are in emerging market countries; or (v) the principal place of business of the issuer (or the issuer's parent company) is an emerging market country. In addition, an emerging market security includes derivative instruments on emerging market securities or indices.

Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation; the availability of sufficient foreign exchange on the date a payment is due; the relative size of its debt service burden to the economy as a whole; its government's policy towards the International Monetary Fund, the World Bank and other international agencies; and the political constraints to which a government debtor may be subject.

The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of

37

economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, a Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

The issuers of the government and government-related debt securities in which the Funds expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Payments to holders of the high yield, high risk, foreign debt securities in which the Funds may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

Investments in Russian securities

The Funds may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from

38

their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Funds' investments in Russian securities. Among these procedures is a requirement that the Funds will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Funds' sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Funds. This requirement will likely have the effect of precluding investments in certain Russian companies that the Funds would otherwise make.

Summary of risks

The principal risks of investing in each of the Funds are described in the "Principal Risks" section of the Prospectus.

Investment restrictions

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund's total assets will not be considered a violation. Each Fund may not:

(i)  Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(ii)  Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(iii)  Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof.

39

(iv)  Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies; (c) to the extent the entry into a repurchase agreement is deemed to be a loan; and (d) to affiliated investment companies to the extent permitted by the Act or any exemptions therefrom that may be granted by the SEC;

(v)  Borrow money, except that the Fund may borrow money from banks to the extent permitted by the Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes, and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed);

(vi)  Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or any of its agencies) (this limitation does not apply to UBS U.S. Real Estate Equity Fund); and

(vii)  Act as underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

40

Management of the Trust

Organization of the Board

The Board of Trustees of the Trust is responsible for establishing the Trust's policies and for overseeing the management of the Trust and the Funds. The Board of Trustees elects the officers of the Trust, who, along with third party service providers, are responsible for administering the day-to-day operations of the Trust. The Board of Trustees of the Trust is comprised entirely of Independent Trustees that are not considered to be "interested persons" by reason of their relationship with the Trust's management or otherwise as defined under the Act. Frank K. Reilly, an Independent Trustee, is Chairman of the Board. As Chairman of the Board, Mr. Reilly approves agendas for Board meetings and generally facilitates communication and coordination among the Independent Trustees and between the Independent Trustees and management. Mr. Reilly also acts as liaison between the Fund's Chief Compliance Officer and the Independent Trustees with respect to compliance matters between scheduled Board meetings.

The Board of the Trust meets in person at least four times each year. At each in-person meeting, the Independent Trustees meet in executive session to discuss matters outside the presence of management. In addition, the Board holds special telephonic meetings throughout the year and the Independent Trustees also discuss other matters on a more informal basis at other times.

The Board has two standing committees, an Audit Committee and a Nominating, Compensation and Governance Committee (the "Nominating Committee"). As described below, through these Committees, the Independent Trustees have direct oversight of the Trust's accounting and financial reporting policies, the selection and nomination of candidates to the Trust's Board and the Trust's governance procedures.

Each Independent Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and approve the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; and (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof. The Audit Committee met three times during the fiscal year ended June 30, 2010.

Each Trustee sits on the Trust's Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board. The Nominating Committee met three times during the fiscal year ended June 30, 2010.

The Board also at times creates other committees of Board members to assist in the evaluation of specific matters. The Independent Trustees have also engaged independent legal counsel, and have from time to time engaged consultants and other advisors to assist them in performing their oversight responsibilities.

41

The Board believes that the existing Board structure for the Trust is appropriate because it allows the Independent Trustees to exercise independent judgment in evaluating the governance of the Trust and performance of the Funds' service providers.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board's request or upon the initiative of the Advisor, including discussions with the Advisor's Chief Risk Officer. In addition, the Audit Committee of the Board meets at least annually with the Advisor's internal audit group to discuss the results of the internal audit group's examinations of the functions and processes of the Advisor that affect the Funds and to be advised regarding the internal audit group's plans for upcoming audits.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Funds. The Board discusses these reports and the performance of the Funds and investment risks with management of the Advisor at the Board's regular meetings. To the extent that the Advisor seeks to change a Fund's investment strategy that may have a material impact on the Fund's risk profile or invest in a new type of security or instrument, the Board generally is provided information on such proposed changes for the Board's approval. In addition, the Advisor provides, at the request of the Board, an annual report on the use of derivatives by the Funds.

With respect to valuation, the Advisor provides regular written reports to the Board that enables the Board to monitor fair valued securities in the Funds. Such reports also include information concerning illiquid securities held by the Funds. In addition, the Audit Committee reviews valuation procedures and pricing results with the Trust's independent registered public accounting firm in connection with such Committee's review of the results of the audit of each Fund's year end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor's compliance group and meets regularly with the Trust's Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the Independent Trustees meet at least quarterly in executive session with the CCO, and the Fund's CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Fund and receives information about the procedures in place for the Trust's service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

At the request of the Board, the Advisor also has provided presentations to the Board with respect to the Advisor's operational risk management.

Trustee Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial

42

intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of Mark Kemper, the Secretary of the Trust, at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating Committee of the Board believes that it is in the best interests of the Trust and its shareholders to obtain highly-qualified individuals to serve as members of the Board. In assessing Trustees for the Board, the Nominating Committee may consider factors such as the person's judgment, skill, diversity and experience with investment companies and other organizations of comparable purpose, complexity and size and subject to similar legal restrictions and oversight and the interplay of a Trustee or candidate's experience with the experience of other Board members. The Board believes that collectively, the Trustees currently serving on the Board have balanced and diverse experience, qualifications, attributes and skills that allow the Board to effectively oversee the management of the Trust and protect the interests of shareholders. The Board noted that each Trustee had experience serving as a director on the boards of operating companies and/or other investment companies. The Board also considered that Walter E. Auch, Adela Cepeda, John J. Murphy, Edward M. Roob and J. Mikesell Thomas have or had careers in the financial services or investment industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board. The Board also noted that both Frank K. Reilly and Abbie J. Smith, as Professors of Finance and Accounting, respectively, also have the relevant skills and experience to serve as members of the Board.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Advisor, are listed below. None of the Trustees is an "interested person" (as defined in the Act) of the Trust. The Trustees may be referred to herein as "Independent Trustees."

43

Independent trustees

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
Walter E. Auch; 89 6001 N. 62nd Place Paradise Valley, AZ 85253	Trustee	Since 1994	Mr. Auch is retired (since 1986).	Mr. Auch is a trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Auch is a trustee emeritus of the Morgan Stanley Smith Barney Consulting Group Capital Markets Funds (11 portfolios) (prior to which he was a trustee (from 2008 to March 2010)). Mr. Auch is also a member of the Board of Sound Surgical Technologies. Mr. Auch was a trustee of Advisors Series Trust (from 1997 to 2008), a trustee of Legg Mason Partners Fund Complex (from 2005 to 2007) and a trustee of Nicholas Applegate Institutional Funds (from 1999 to 2008).

Adela Cepeda; 52 A.C. Advisory, Inc. 150 N. Wacker Drive, Suite 2160 Chicago, IL 60606	Trustee	Since 2004	Ms. Cepeda is founder and president of A.C. Advisory, Inc. (since 1995).	Ms. Cepeda is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Cepeda is director of the MGI Funds (7 portfolios) (since 2005), trustee of the Morgan Stanley Smith Barney Consulting Group Capital Markets Funds (11 portfolios) and director of Amalgamated Bank of Chicago. Ms. Cepeda was a director of Lincoln National Income Fund, Inc. (from 1992 to 2006), a director of Lincoln National Convertible Securities Fund, Inc. (from 1992 to 2006) and a director of Wyndham International, Inc. (from 2004 to 2006).

44

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
John J. Murphy; 66 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advisor) (since 1983).	Mr. Murphy is a director or trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Murphy is a director of the Nicholas Applegate funds (12 portfolios); a director of the Legg Mason Equity Funds (54 portfolios) (since 2007); and a trustee of Morgan Stanley Smith Barney Consulting Group Capital Markets funds (11 portfolios).

Frank K. Reilly; 74 Mendoza College of Business University of Notre Dame Notre Dame, IN 46556-5646	Chairperson and Trustee	Since 1992	Mr. Reilly is a Professor of Finance at the University of Notre Dame (since 1982).	Mr. Reilly is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Reilly is a director of Discover Bank, a subsidiary of Discover Financial Services.

Edward M. Roob; 76 c/o UBS Global AM One North Wacker Drive Chicago, IL 60606	Trustee	Since 1995	Mr. Roob is retired (since 1993).	Mr. Roob is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	None.

45

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee during past 5 years
Abbie J. Smith; 57 University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009	Ms. Smith is a Boris and Irene Stern Professor of Accounting in the University of Chicago Booth School of Business (since 1980). In addition, Ms. Smith is a co-founding partner and Director of Research of Fundamental Investment Advisors (hedge fund) (co-founded in 2004, commenced operations in 2008) (since 2008). Formerly, Ms. Smith was a Marvin Bower Fellow at Harvard Business School (2001-2002).	Ms. Smith is a director or trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Ms. Smith is a director of HNI Corporation and chair of the human resources and compensation committee (formerly known as HON Industries Inc.) (office furniture) (since 2000) and a director and chair of the audit committee of Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). In addition, Ms. Smith is a trustee/director (since 2000) and a member of the audit committee (since 2000) and portfolio performance committee (since 2002) of the Dimensional Funds complex (88 portfolios).

J. Mikesell Thomas; 59 1353 Astor Street Chicago, IL 60610	Trustee	Since 2004	Mr. Thomas is a principal with the investment firm Castle Creek Capital (since 2008), President and CEO of First Chicago Bancorp (since 2008); CEO of First Chicago Bank of Trust (since 2008) and President and sole shareholder of Mikesell Advisory Corp. (since 2009.) He is the former President and CEO of Federal Home Loan Bank of Chicago (2004 to 2008). Mr. Thomas was an independent financial advisor (2001 to 2004).	Mr. Thomas is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Thomas is a director and chairman of the Audit Committee for Northshore University HealthSystem

(1)  Each Trustee holds office for an indefinite term.

46

Officers

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Joseph J. Allessie* Age: 45	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director (since 2005)) and deputy general counsel (since 2005) at UBS Global AM (US) and UBS Global AM (Americas) (collectively, "UBS Global AM—Americas region"). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that, Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark E. Carver; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

47

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Thomas Disbrow* Age: 44	Vice President, Treasurer and Principal Accounting Officer	Since 2004 (Vice President) and 2006 (Treasurer and Principal Accounting Officer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director (since 2000)) and head of the US mutual fund treasury administration department (since 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook* Age: 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director (since 2006)) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from 2005 to 2006. Prior to that, he was a senior manager with PFPC Worldwide since 2000. Mr. Flook is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

48

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Mark F. Kemper** Age: 52	Vice President and Secretary	Since 1999 (Vice President) and 2004 (Secretary)	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from 2001 to 2004. He has been secretary of UBS Global AM—Americas region since 2004 and of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is vice president and secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary* Age: 42	Vice President and Assistant Treasurer	Since 2006	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director (since 2000)) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee* Age: 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director (since 2005)) and associate general counsel of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that, she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

49

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Steven J. LeMire* Age: 41	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill* Age: 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

50

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Nancy D. Osborn* Age: 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since 1996. Mrs. Osborn is a vice president and assistant treasurer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders* Age: 45	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

51

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Andrew Shoup* Age: 54	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds) from 2003 to 2006. Prior to that, he held various positions with Citigroup Asset Management and related Companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller* Age: 49	Vice President and Assistant Secretary	Since 2004	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 19 investment companies (consisting of 101 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, NY 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, IL 60606.

†  Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

52

Information about Independent Trustee ownership of securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US)

[TO BE PROVIDED IN 485B FILING]

As of December 31, 2009, the Independent Trustees did not own any securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US).

Information about trustee ownership of Fund shares

[TO BE PROVIDED IN 485B FILING] Name of Independent Trustees	Aggregate dollar range of equity securities in all registered investment companies overseen Dollar range of equity securities in the Funds†	by Trustee for which UBS Global AM (Americas) or an affiliate serves as Investment Advisor, Sub-advisor or Manager†
Walter E. Auch	[None]	[$50,001 - $100,000]

Adela Cepeda	[None]	[$10,001 - $50,000]

John J. Murphy	[None]	[None]

Frank K. Reilly	[None]	[over $100,000]

Edward M. Roob	[None]	[over $100,000]

Abbie J. Smith	[None]	[None]

J. Mikesell Thomas	[None]	[None]

†  Information regarding ownership is as of December 31, 2009.

NOTE REGARDING RANGES: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or (v) over $100,000.

Compensation table

Trustees

[TO BE PROVIDED IN 485B FILING] Name and position held	Annual aggregate compensation from the Trust[1]	Pension or retirement benefits accrued as part of Fund expenses	Total compensation from the Trust and Fund complex paid to Trustees[2]
Walter E. Auch, Trustee	$[_____]	N/A	$	[	______]
Adela Cepeda, Trustee	$[_____]	N/A	$	[	______]
John J. Murphy, Trustee	$[_____]	N/A	$	[	______]
Frank K. Reilly, Trustee	$[_____]	N/A	$	[	______]
Edward M. Roob, Trustee	$[_____]	N/A	$	[	______]
Abbie J. Smith, Trustee	$[_____]	N/A	$	[	______]
J. Mikesell Thomas, Trustee	$[_____]	N/A	$	[	______]

1  Represents aggregate annual compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2010.

53

2  This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch, Mr. Murphy and Ms. Smith) managed by UBS Global AM (Americas) or an affiliate for the fiscal year ended June 30, 2010.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives for his or her service to the Fund complex (which consists of the Trust and three other registered investment companies), an annual retainer of $160,000 paid quarterly for serving as a Board member. In addition, the chairman of the Board, for serving as chairman of the Board; the chairman of the Audit Committee, for serving as chairman of the Audit Committee; and the chairman of the Nominating, Compensation and Governance Committee, for serving as chairman of the Nominating, Compensation and Governance Committee, each receive from the Fund complex, for his or her service, an annual retainer of $20,000, $15,000 and $7,500, respectively. The Fund complex also reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.

Each Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended June 30, 2010.

Each Trustee sits on the Trust's Nominating, Compensation and Governance Committee (the "Nominating Committee"), which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons)

54

pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating, Compensation and Governance Committee met once during the fiscal year ended June 30, 2010. There is no separate Investment Committee. Items pertaining to these matters are submitted to the full Board.

Principal holders of securities

As of the date of this SAI, the Funds have not yet commenced operations.

[TO BE CONFIRMED IN 485B FILING]

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Trust is presumed to control the Trust under the provisions of the Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of a Trust or a particular Fund.

55

Investment advisory, principal underwriting and other service arrangements

Advisor

UBS Global Asset Management (Americas) Inc., with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Trust pursuant to its investment advisory agreement with each Fund (the "Agreements"). The Advisor is an investment management firm managing approximately $142 billion, as of June 30, 2010, primarily for institutional pension and profit sharing funds. The Advisor is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $528 billion in assets under management as of June 30, 2010. The Advisor is also an affiliate of UBS Financial Services, which provides certain sub-transfer agency and administration services to the Funds.

[TO BE PROVIDED IN 485B FILING: As of June 30, 2010, the Advisor also serves as the investment advisor or sub-advisor to [___] other investment companies: Curian Capital US Large Cap Select Equity; EQ Advisors Trust: Growth and Income Fund; Fort Dearborn Income Securities, Inc.; Global High Income Dollar Fund Inc.; GuideStone International Equity Fund; ING UBS U.S. Large Cap Equity Portfolio; Investment Grade Municipal Income Fund Inc.; John Hancock Funds II: Large Cap Fund; John Hancock Trust: Large Cap Trust; Laudus Growth Investors US Large Cap Growth Fund; Managed High Yield Plus Fund Inc.; Master Trust; MFS Diversified Target Return Fund; Northern Multi-Manager International Equity Fund; PacificLife Funds (PLF) Large Cap Growth Fund; Pacific Select Fund (PSF) Large-Cap Growth Portfolio; Principal Investors Fund, Inc.; Partners LargeCap Value Fund I; Russell Investment Company Emerging Markets Fund; Russell Investment Company International Developed Markets Fund; RVS VP UBS Large Cap Growth Fund; SEI International Fixed Income Fund; Strategic Global Income Fund Inc.; TA IDEX UBS Large Cap Value Portfolio; SMA Relationship Trust; UBS Cashfund Inc.; UBS Index Trust; UBS Investment Trust; UBS Managed Municipal Trust; UBS Master Series, Inc.; UBS Money Series; UBS Municipal Money Market Series; UBS PACE Select Advisors Trust; UBS Relationship Funds; UBS RMA Money Fund, Inc.; UBS RMA Tax-Free Fund, Inc.; USAA Growth & Income Fund; and Wilshire Large Cap Core 130/30 Fund.]

Pursuant to its Agreements with the Trust, on behalf of each Fund, the Advisor receives from each Fund a monthly fee at an annual rate (as described in the Prospectus and below) multiplied by the average daily net assets of that Fund for providing investment advisory services. The Advisor is responsible for paying its expenses. Each Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) auditing and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's custodian, administrator and transfer agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

56

Under the Agreements, the Advisor is entitled to a monthly fee of the respective Fund's average daily net assets equal to annual rates as set forth below:

Fund	Fee
UBS Emerging Markets Equity Fund	1.10%
UBS U.S. Real Estate Equity Fund	0.90%
UBS U.S. Small Cap Equity Fund	1.00%
UBS Emerging Markets Debt Fund	0.65%

Each Fund is subject to a one-year contractual expense limit at the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan fees, expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses: 1.60% for the UBS Emerging Markets Equity Fund; 1.05% for the UBS U.S. Real Estate Equity Fund; and 1.15% for the UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund. The contractual fee waiver and/or expense reimbursement agreements will remain in place through the period ending October 27, 2011. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver and/or expense reimbursement agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

Portfolio managers

Presented below is information about those individuals identified as portfolio managers of the Funds in the Funds' Prospectus.

The following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2010:

[TO BE PROVIDED IN 485B FILING]	Registered investment companies				Other pooled investment vehicles				Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)			Number	Assets managed (in millions)			Number	Assets managed (in millions)
Geoffrey Wong (UBS Emerging Markets Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]
Manish Modi (UBS Emerging Markets Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]
Yit-Mee Cheah (UBS Emerging Markets Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]
Urs Antonioli (UBS Emerging Markets Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]
Gabriel Csendes (UBS Emerging Markets Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]
Bruce C. Ebnother (UBS U.S. Real Estate Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]

57

	Registered investment companies				Other pooled investment vehicles				Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)			Number	Assets managed (in millions)			Number	Assets managed (in millions)
Wilfred Talbot (UBS U.S. Small Cap Equity Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]
Uwe Schillhorn (UBS Emerging Markets Debt Fund)	[_]	$	[	___]	[_]	$	[	_____]	[_]	$	[	____]

The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

UBS Global AM's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of investment professionals with those of clients.

The total compensation received by the portfolio managers and analysts at UBS Global AM, including the Funds' portfolio managers, has up to three basic components—a fixed component (base salary and benefits), a variable cash component and, over a certain total compensation threshold, a variable deferred component. These are described in more detail below:

• The fixed component (base salary and benefits) is set to be competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.

• Variable compensation is determined annually on a discretionary basis. It is correlated with the individual's financial and non-financial contribution and with the performance of their respective function, UBS Global AM and UBS as a whole. As its name implies, variable compensation can be variable and is delivered in cash and, over a certain total compensation threshold, deferred.

58

• Variable deferred—employees may have a portion of their variable compensation deferred. The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests over a three year period. Through the Global AM EOP, investments are made in some combination of vehicles aligned to selected UBS Global AM funds, UBS shares or notional shares. UBS Global AM believes that, not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.

UBS Global AM strongly believes that tying portfolio managers' variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers' interests with those of the firm's clients. The total variable compensation available generally will depend on the firm's overall profitability. The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the fund relative to its benchmark, the Citigroup 3-Month Treasury Bill Index and, where appropriate peer strategies, over one and three years.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.

As of the date of this SAI, the Portfolio Managers identified above owned no shares of the Funds because the Funds have not yet been publicly offered.

Administrative, accounting and custody services

Administrative and accounting services. UBS Global AM (Americas) also serves as the Funds' administrator. The Administrator is an indirect wholly owned asset management subsidiary of UBS AG.

As administrator, the Administrator supervises and manages all aspects (other than investment advisory activities) of the Trust's operations. Under the Administration Contract, the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities, on 60 days' written notice to the Administrator, or by the Administrator on 60 days' written notice to the Trust. Each Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of such Fund.

J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation and certain administrative services for the Funds under a Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan Chase Bank"). J.P. Morgan is located at 70 Fargo Street, Boston, Massachusetts 02210 and is a corporate affiliate of JPMorgan Chase.

Custody services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Funds. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

Principal underwriting arrangements

UBS Global AM (US) (the "Underwriter"), with its principal office located at 1285 Avenue of the Americas, New York, New York 10019-6028, acts as the principal underwriter of each class of shares of the Funds

59

pursuant to a Principal Underwriting Contract with the Trust. The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. The Underwriter enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund shares.

Under separate plans pertaining to the Class A and Class C shares of the Funds adopted by the Trust in the manner prescribed under Rule 12b-1 under the Act (each, respectively, a "Class A Plan" and "Class C Plan," and collectively, "Plans"), the Funds pay the Underwriter a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class C Plan, the Funds pay the Underwriter a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% (for the UBS Emerging Markets Debt Fund) or 0.75% (for the equity Funds) of the average daily net assets of the class of shares. There is no distribution plan with respect to the Funds' Class Y shares and the Funds pay no service or distribution fees with respect to their Class Y shares.

The Underwriter uses the service fees under the Plans for Class A and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts including related overhead expenses.

The Underwriter uses the distribution fees under the Class C Plan to offset the commissions it pays to dealers for selling each Fund's Class C shares, respectively, and to offset each Fund's marketing costs attributable to such Class, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. The Underwriter may also use distribution fees to pay additional compensation to dealers and to offset other costs allocated to the Underwriter's distribution activities.

The Underwriter receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

UBS Global AM (US) may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries (collectively, "Financial Intermediaries"), that sell shares of the Funds, subject to UBS Global AM (US)'s internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the Funds and/or from the underwriter's own resources (including through transfers from affiliates). Payments made out of the underwriter's own resources are often referred to as "revenue sharing." UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM (US). UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)'s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)'s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)'s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable

60

entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)'s promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services. Financial Intermediaries may be paid a sub-transfer agency or related fee out of Fund assets similar to which that the Fund otherwise would have paid the Funds' transfer agent. In addition, the Financial Intermediary, for the services provided, may charge a higher fee than would be represented by the sub-transfer agency or related fee. To the extent 12b-1 fees and sub-transfer agency or related fees do not meet the charge, the underwriter or an affiliate will pay the difference out of its own resources. Such payments are often referred to as "revenue sharing." Such expenses, to the extent they are Fund expenses, are included in the annual operating expenses set forth in the Funds' prospectus.

You should ask your Financial Intermediary about any payment it receives from the underwriter and any services provided.

The Plans and the Principal Underwriting Contract specify that the Funds must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities, not as reimbursement for specific expenses incurred. Therefore, even if the Underwriter's expenses for the Funds exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if the Underwriter's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be the Underwriter's sole responsibility and not that of the Funds. Annually, the Board reviews the Plans and the Underwriter's corresponding expenses for each class of shares of the Funds separately from the Plans and expenses of the other classes of shares.

Among other things, each Plan provides that (1) the Underwriter will submit to the Board at least quarterly, and the Board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board, including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the approval by a majority of the outstanding voting securities of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of Board members who are not "interested persons" of the Trust shall be committed to the discretion of the Board members who are not "interested persons" of the Trust.

In reporting amounts expended under the Plans to the Board members, the Underwriter allocates expenses attributable to the sale of each class of the Funds' shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

In approving the Class A Plan and the Class C Plan, the Board considered all of the features of the distribution system and the anticipated benefits to the Funds and their shareholders. With regard to each Plan, the Board considered (1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, (2) the services provided to the Funds and their shareholders by the Underwriter, (3) the services provided by dealers pursuant to each dealer

61

agreement with the Underwriter, and (4) the Underwriter shareholder service-related and, where applicable, distribution-related expenses and costs.

With respect to each Plan, the Board considered all compensation that the Underwriter would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Board also considered the benefits that would accrue to the Underwriter under each Plan, in that the Underwriter would receive service, distribution, advisory and administrative fees that are calculated based upon a percentage of the average net assets of the Funds, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

Transfer agency services

BNY Mellon Investing Servicing (US) Inc. ("BNY Servicing"), a subsidiary of PNC Bank, N.A., serves as the Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

Independent registered public accounting firm

Ernst & Young LLP, 5 Times Square, New York, New York 10036, is the independent registered public accounting firm of the Trust.

Legal counsel

Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania, is legal counsel to the Trust and the Independent Trustees.

Personal trading policies

The Trust, the Advisor and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management (including all employees of the Advisor and Underwriter) (together, "Covered Persons") must abide when engaging in personal securities trading conduct.

Under the Code of Ethics, Covered Persons are prohibited from: (i) executing a securities transaction on a day during which a Fund has a pending or executed buy or sell in the same security; (ii) entering into a net short position with respect to any security that is held by the Funds; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and (v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased

62

or sold by the Funds, or was being considered for purchase or sale by the Funds; and (3) an annual certification that they have read and understand the Code of Ethics, that they have complied with its requirements during the preceding year, and that they have disclosed or reported all personal transactions/holdings required to be disclosed or reported.

A copy of the Code of Ethics has been filed with and is available through the SEC.

Proxy voting policies

The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM (Americas). Following is a summary of UBS Global AM (Americas)'s proxy voting policy.

You may obtain information about the Fund's proxy voting decisions, without charge, online on the Trust's Web Site (www.ubs.com/ubsglobalam-proxy) or the EDGAR database on the SEC's Web Site (www.sec.gov).

The proxy voting policy of UBS Global AM (Americas) is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM (Americas) expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM (Americas) may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM (Americas)'s proxy voting policy.

When UBS Global AM (Americas)'s view of a company's management is favorable, UBS Global AM (Americas) generally supports current management initiatives. When UBS Global AM (Americas)'s view is that changes to the management structure would probably increase shareholder value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas) generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive generally should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management of the company, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM (Americas) focuses on the following areas of concern when voting its clients' securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM (Americas) exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

63

UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM (Americas) has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM (Americas) is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Portfolio holdings disclosure policies and procedures

Introduction. UBS Global AM (Americas) and the Trust's Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Funds (the "Disclosure Policy"). The Trust's policy with respect to the release of portfolio holdings information is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds' portfolio holdings will not be made available to anyone outside of UBS Global AM (Americas) unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Funds' Prospectus, as it may be updated from time to time.

The Disclosure Policy requires that the UBS Global AM (Americas) Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a Fund's portfolio holdings is for a legitimate business purpose and in the best interest of the Fund's shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM (Americas) Legal and Compliance Departments will periodically review how a Fund's portfolio holdings are being disclosed to and used by, if at all, shareholders service providers, UBS Global AM (Americas) affiliates, fiduciaries and broker-dealers, to ensure that such disclosure and use is for legitimate Fund business reasons and consistent with the best interests of the Fund's shareholders.

The Trust's Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust's code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure of complete portfolio holdings to service providers subject to confidentiality and trading restrictions. UBS Global AM (Americas), for legitimate fund business purposes, may disclose the Funds' complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, derivatives collateral managers, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party's custodian or transfer agent, as necessary in connection with redemptions in-kind, and other third parties that provide services (collectively, "Service Providers") to UBS Global AM (Americas) and/or the Funds.

64

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM (Americas), or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds' shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM (Americas) Legal and Compliance Departments.

Disclosure of complete portfolio holdings to UBS Global Asset Management affiliates and certain fiduciaries subject to confidentiality and trading restrictions. The Funds' complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries") subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary's continuing duty of confidentiality and duty not to trade on the basis of any material, non-public information, as such duties are imposed under the Trust's and/or UBS Global AM (Americas)'s Code of Ethics, the Funds' policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM (Americas)'s Codes of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Funds; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM (Americas) or the Funds; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the Funds' current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM (Americas) Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Arrangements to disclose portfolio holdings to service providers and fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Funds are:

[ARRANGEMENTS TO BE CONFIRMED IN 485B FILING]

•  JP Morgan Chase Bank, the Funds' Custodian, receives portfolio holdings information daily on a real-time basis.

65

•  Thomson Corporation (Vestek) receives portfolio holdings information so that it may assist the Funds in production of their quarterly fact sheets on a quarterly basis. The portfolio holdings information is provided with a one-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to Thomson Corporation. Additionally, Vestek receives portfolio holdings information on a monthly basis with a 30-day lag so that it may provide third party platforms that sell the Funds with portfolio analytics.

•  Ernst & Young LLP, each Fund's independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

•  The rating agencies of Morningstar, Lipper and Standard & Poor's and the financial news and data company, Bloomberg L.P., receive portfolio holdings information on a quarterly basis so that the Funds may be included in each company's industry reports and other materials. There is a 60-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to these companies.

Disclosure of portfolio holdings to broker-dealers in the normal course of managing Fund assets. An investment advisor, administrator or custodian for the Funds may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material non-public information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments. The Trust has not given its consent to any such use or disclosure and no person including the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments of UBS Global AM (Americas) is authorized to give such consent except as approved by the Trust's Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Disclosure of non-material information. Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Funds portfolio managers and senior officers of UBS Global AM (Americas) Finance, UBS Global AM (Americas) Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM (Americas) who has been authorized by the UBS Global AM (Americas) Legal Department (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Funds or their portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio

66

holdings of the Funds that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. UBS Global AM (Americas) believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund's portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio holdings as required by applicable law. Fund portfolio holdings and other investment positions comprising a Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Act). Furthermore, UBS Global AM (Americas), in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.

Prohibitions on receipt of compensation or other consideration. Neither UBS Global AM (Americas), the Funds nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Portfolio transactions and brokerage commissions

The Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Funds invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid

67

on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. Under its advisory agreements with the Funds, the Advisor is authorized to utilize the trading desk of its foreign affiliates to execute foreign securities transactions, but monitors the selection by such affiliates of brokers and dealers used to execute transactions for the Funds.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Funds, as to which the Advisor exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Funds or to the Advisor. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. The Advisor is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Funds by supplementing the Advisor's research.

The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Funds effect their securities transactions may be used by the Advisor, or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in connection with the Funds. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds). The Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and another. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor or the Funds. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Advisor may act as an underwriter. The Funds may effect futures transactions through, and pay commissions to, FCMs who are affiliated with the Advisor or the Funds in accordance with procedures adopted by the Board.

Certain Funds maintain a commission recapture program with certain brokers for the Funds. Under the program, a percentage of commissions generated by portfolio transactions for a Fund is rebated to the Fund by the brokers.

68

Portfolio turnover

The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving that Fund's investment objective.

The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by that Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

The portfolio turnover rates for the Funds may exceed 100%, and in some years, 200%. High portfolio turnover rates (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds and ultimately by the Funds' shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

Shares of beneficial interest

The Trust currently offers three classes of shares for each Fund included in this SAI: the UBS Fund—Class A (the Class A shares), UBS Fund—Class C (the Class C shares) and UBS Fund—Class Y (the Class Y shares).

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value per share. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the applicable Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other classes of that Fund, except that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly, only Class C shares may vote on matters that affect only the Class C Plan. No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders' meetings may be held from time to time to consider certain matters, including changes to a Fund's fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreements and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Funds into a greater or lesser number of shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matters affecting only one Fund or class, only the shareholders of that Fund or class are entitled to vote. On matters relating to the Trust but affecting the Funds differently, separate votes by the affected Funds or classes are required. With respect to the submission to shareholder vote of a matter

69

requiring separate voting by a Fund or class, the matter shall have been effectively acted upon with respect to any Fund or class if a majority of the outstanding voting securities of that Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund or class; and (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the respective Funds. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Reduced sales charges, additional purchase, exchange and redemption information and other services

Sales charge reductions and waivers

Waivers of sales charges—Class A shares. The following additional sales charge waivers are available for Class A shares if you:

•  Acquire shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund;

•  Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus; or

•  Acquire shares in connection with shares purchased by UBS Global AM (US) or any affiliate on behalf of a discretionary advisory client.

Reinstatement privilege—Class A shares. Shareholders who have redeemed Class A shares may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes—Special Rule for Class A Shareholders," below.

Purchases of Class A shares through the UBS Financial Services Inc. InsightOneSM Program. Investors who purchase shares through the UBS Financial Services Inc. InsightOneSM Program are eligible to purchase Class A shares of the funds for which the Underwriter or its affiliate serves as investment advisor or investment manager without a sales load, and may exchange those shares for Class A shares

70

of the Funds. The UBS Financial Services Inc. InsightOneSM Program offers a nondiscretionary brokerage account to UBS Financial Services Inc. clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

Purchases of shares through the PACESM Multi Advisor Program. An investor who participates in the PACESM Multi Advisor Program is eligible to purchase Class A shares. The PACESM Multi Advisor Program is an advisory program sponsored by UBS Financial Services Inc. that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds and a quarterly investment performance review. Participation in the PACESM Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of UBS Financial Services Inc. and its affiliates are entitled to a waiver of this fee. Please contact your UBS Financial Services Inc. Financial Advisor or UBS Financial Services Inc. correspondent firms for more information concerning mutual funds that are available through the PACESM Multi Advisor Program.

Payments by UBS Global AM (US)—Class Y shares. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)'s sole discretion. Only specific types of investors can purchase Class Y shares.

Additional compensation to affiliated dealer. UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

[TO BE UPDATED IN 485B FILING]

•  0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.

•  a monthly retention fee at the annual rate of 0.10% of the value of shares of an equity Fund and 0.075% of the value of shares of a fixed income Fund that are held in a UBS Financial Services Inc. account at month-end. A blended rate is applied for allocation or balanced Funds.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as "revenue sharing."

Additional compensation to financial institution(s). As of November 2009, the unaffiliated financial institutions that UBS Global AM (US) anticipates will receive additional compensation (as described in the prospectus) from UBS Global AM (US) or the Advisor, from the Advisor's own resources, include:

Morgan Stanley Smith Barney LLC ("Morgan Stanley")

With respect to Qualifying Shares, UBS Global AM (US), as per a written agreement between both parties, annually pays Morgan Stanley no more than the greater of (i) 0.20% (20 basis points) of the average daily value of all Qualifying Shares of Funds or (ii) $50,000. Qualifying Shares are defined as those shares of the Funds (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers as broker-dealer of record. Qualifying Shares do not include any money market shares, or shares, if any, held in the following programs; taxable and non-taxable fee-based advisory programs

71

offered by Morgan Stanley and its affiliates, including Morgan Stanley Retirement Solutions Retirement Plan Programs and Variable Annuities.

With respect to Fee Based Shares, UBS Global AM (US), as per a written agreement between both parties, pays Morgan Stanley quarterly at the annual rate of 0.03% (3 basis points) of the average daily value of the Fee Based Shares. Fee Based Shares are defined as those shares of the Funds (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers on the Funds' records as broker-dealer of record and (iii) held in fee-based advisory programs offered by Morgan Stanley to taxable accounts but do not include money market shares, or shares, if any, held in non-taxable fee-based advisory accounts (e.g., those held by pension and profit-sharing plans subject to ERISA, IRAs, public employer pension accounts) and do not include any Qualifying Shares.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch")

With respect to Fund Shares, UBS Global AM (US), as per a written agreement between both parties, pays Merrill Lynch additional compensation as follows: a fee of 0.25% (25 basis points) of the value of Gross Sales of Fund Shares; and an annual fee of 0.10% (10 basis points) of the aggregate average daily net asset value of Fund Shares held by Merrill Lynch customers for more than one year (including Fund Shares exchanged for Fund Shares of one or more Funds for any other Fund or Funds).

"Fund Shares" for the purposes of the Merrill Lynch agreement mean all classes of shares of the Funds where Merrill Lynch or any of its affiliates is the record owner or is broker-dealer of record, except (i) shares held in retirement or other benefit accounts under the record-keeping management of Merrill Lynch Retirement Group for which fees are payable by the Advisor to Merrill Lynch pursuant to a services agreement (i.e., not including IRA or similar accounts), and (ii) shares held through Merrill Lynch investment advisory programs. Fund Shares that are no longer held through such Merrill Lynch retirement accounts or investment advisory programs but continue to be held by Merrill Lynch customers will cease to be excluded from the definition of Fund Shares.

"Gross Sales" for the purposes of the Merrill Lynch agreement mean all sales of Fund Shares in which Merrill Lynch or any of its affiliates is record owner or broker-dealer of record, excluding sales of Fund Shares resulting form reinvestment of distributions and exchanges of Fund Shares within the UBS Fund Family.

In addition, this supplement updates certain information regarding the securities lending activities of the series of the Trust. Therefore, the first sentence under the heading "Investments relating to all Funds" and the sub-heading "Loans of portfolio securities" on page 7 of the SAI is deleted in its entirety and replaced by the following sentence:

The Funds may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily as described below; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the market value of a Fund's total assets.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as "revenue sharing."

72

Additional information regarding purchases through letter of intent

To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow, and then from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's investment professional and UBS Global Asset Management, as applicable, in accordance with the prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional exchange and redemption information. As discussed in the Prospectus, eligible shares of a Fund may be exchanged for shares of the corresponding class of other Funds and most other Family Funds. Class Y shares are not eligible for exchange.

Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

The Trust will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Advisor or the Board, result in the necessity of a Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. With respect to such redemptions in kind, the Trust has made an election pursuant to Rule 18f-1 under the Act. This will require the Trust to redeem in cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000), during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated shareholders need not constitute a cross-section of a Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment and where a Fund computes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to compute the redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed. Pursuant to redemption in-kind procedures adopted by the Board on behalf of the Funds, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Funds by nature of a greater than 5% ownership interest in the Funds.

A Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

73

Financial institutions. The Funds may authorize financial institutions, or their agents, to accept on the Funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The Funds will be deemed to have received these purchase and redemption orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced based on a Fund's net asset value next computed after receipt of the order by the financial institutions or their agents. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Automatic investment plan—Class A and Class C shares. The Underwriter or your investment professional offers an automatic investment plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the Fund's Class A or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When a shareholder invests the same dollar amount each month under the plan, the shareholder will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.

Automatic cash withdrawal plan—Class A and Class C

The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals are:

•  Minimum value of Fund shares is $5,000;

•  Minimum withdrawals of $100.

Withdrawals under the Automatic Cash Withdrawal Plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan (during the first year under the plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the plan.

An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the shareholder elects to participate in the Automatic Cash Withdrawal Plan), less aggregate redemptions made other than pursuant to the Automatic Cash Withdrawal Plan, is less than the minimum values specified above. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly and semiannual plans, your investment professional will arrange for redemption by a Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Automatic Cash Withdrawal Plan. The payments generally are mailed approximately five Business Days (defined under "Net Asset Value") after the redemption date. Withdrawal payments

74

should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the Automatic Cash Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or BNY Servicing. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by BNY Servicing. Shareholders may request the forms needed to establish an Automatic Cash Withdrawal Plan from their investment professionals or BNY Servicing at 1-800-647 1568.

Individual retirement accounts

Self-directed IRAs are available in which purchases of shares of Family Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of securities

At the discretion of the Trust, investors may be permitted to purchase Fund shares by transferring securities to a Fund that meet the Fund's investment objective and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at net asset value per share of the Fund determined as of the same time. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except US government securities) being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Valuation of shares

Each Fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a "Business Day") except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities and other investments which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities or investments are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or investments are traded on more than one exchange, the securities and investments are generally valued on the exchange considered by

75

the Advisor as the primary market. Securities and investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities and investments are valued at the last bid price available prior to valuation. All investments quoted in foreign currency will be valued daily in US dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by a Fund's custodian. The foreign currency exchange transactions of the Funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Where market quotations are readily available, portfolio securities and other investments are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of the security or investment. Where those market quotations are not readily available, securities and investments are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or investment or similar securities or investments received from recognized dealers in those securities or investments. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities and investments, including many lower rated bonds, than is the case with respect to securities and investments for which a broader range of dealer quotations and last-sale information is available. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Taxes

[TO BE UPDATED IN 485B FILING]

Additional information on distributions and taxes

Distributions

Distributions of net investment income. Each Fund receives income generally in the form of: (a) dividends and/or interest on its investments in portfolio securities (b) its distributive share of dividends and/or interest earned from its investments in open-end investment companies classified as partnerships for federal income tax purposes, if any; and (c) distributions from its investments in open-end investment companies classified as corporations for federal income tax purposes, if any. The open-end investment companies described in (b) and (c) of the foregoing sentence are referred to herein as the "Underlying Funds." This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which income dividends may be paid to you. The Fund calculates income dividends and capital gains distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes. If you are a taxable investor, any income dividends a Fund pays will be taxable to you as ordinary income, except that, a portion of the income dividends designated by certain Funds will be qualified dividend income eligible for taxation with respect to individual shareholders at long-term capital gain rates.

76

Capital gain distributions. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Additionally, a Fund may, indirectly through its investments in its Underlying Funds, derive capital gain or loss in connection with sales or other dispositions by an Underlying Fund of its portfolio securities. A Fund may also derive capital gain or loss through its redemption of shares in an Underlying Fund classified as a corporation, if any. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, and undistributed income from prior years, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as capital gain.

Investments in foreign securities

The next four paragraphs describe tax considerations that are applicable to a Fund's (or an Underlying Fund's, if applicable) investments in foreign securities.

Effect of foreign withholding taxes. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's distributions paid to you.

Pass-through of foreign tax credits. If more than 50% of a Fund's total assets at the end of a fiscal year are invested directly, or indirectly through Underlying Funds classified as partnerships, in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.

You should also be aware that use of foreign dividends, designated by a Fund as dividends from qualifying foreign corporations and subject to reduced rates of taxation on qualified dividend income, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

77

PFIC securities. A Fund may invest either directly or indirectly in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (PFICs). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When a Fund invests in PFIC securities, a mark-to-market election will be made with respect to the Fund's indirect or direct interest in such securities and the Fund will recognize any unrealized gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund or Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund or Underlying Fund may be subject to US federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the amount and tax character of distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable to you as if paid in December.

Election to be taxed as a regulated investment company. Each Fund has elected and qualified, or intends to elect and qualify, to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board reserves the right not to distribute a Fund's net long-term capital gain or not to elect or maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be treated as taxable dividend income to the extent of the Fund's earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)  A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than US government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and,

78

with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, US government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

(ii)  A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)  A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

•  98% of its taxable ordinary income earned during the calendar year;

•  98% of its capital gain net income earned during the twelve month period ending October 31; and

•  100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Because the periods for measuring a regulated investment company's income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31 as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of June 30 ("post-October loss") as occurring on the first day of the following tax year (i.e., July 1).

Redemption of shares

The next five paragraphs describe the considerations that are applicable to redemptions of Fund shares.

Redemptions, sales and exchanges. If you are a taxable investor, redemptions (including redemptions in kind), sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Family Fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have owned your shares. Any redemption fees you incur on shares redeemed within 31 days of purchase will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.

79

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss, instead of short-term, to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Special rule for class A shareholders. A special tax rule applies when a shareholder sells or exchanges shares of a Fund within 90 days of purchase and subsequently acquires shares of the Fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original shares would be increased, or any loss would be decreased, by all or a portion of the sales charge that you paid when the original shares were bought, and that amount would increase the basis in the Fund or Family Fund shares subsequently acquired.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund's administrative agent will be required to provide you with cost basis information on the sale of any of your shares in a Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

US government securities. To the extent a Fund (or an Underlying Fund classified as a partnership) invests in certain US government obligations, dividends paid by the Fund to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund. To the extent a Fund invests indirectly in US government obligations by investing in an Underlying Fund classified as a corporation that holds these obligations, dividends derived from interest on these obligations and paid to the Fund and, in turn, to you is unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified dividend income for individuals. For individual shareholders, it is anticipated that a portion of the income dividends paid by certain Funds may be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate of taxation generally is available for dividends paid by a Fund out of income earned on investments in:

•  domestic corporations, and

•  qualified foreign corporations, including:

(i)  corporations incorporated in a possession of the United States,

(ii)  corporations eligible for income tax treaty benefits with the United States under treaties determined by the Treasury Department to be qualified, and

(iii)  corporations whose stock is traded on a domestic securities exchange.

80

Dividends from corporations exempt from tax, dividends from PFICs, and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Fund (and Underlying Fund, if applicable) and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund (and Underlying Fund, if applicable) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by certain Funds may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received directly or indirectly by the Fund from domestic (US) corporations that would have qualified for the dividends-received deduction in the hands of the Fund (or Underlying Fund) if the Fund was a regular corporation. Dividends paid by a Fund from interest on debt securities or dividends earned on portfolio securities of non-US issuers are not expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund (or Underlying Fund) may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Fund were debt-financed or held by a Fund (or Underlying Fund) for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. In the case of certain dividends on preferred stock, the minimum holding period is generally increased to 91 days during a 181-day

81

period. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. A Fund or Underlying Fund may invest in complex securities (e.g., futures, options, short-sales, swaps, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions). These rules could defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund. For example (for simplicity, references to Fund include any Underlying Fund in which a Fund invests):

Derivatives. If a Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Constructive sales. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax straddles. A Fund's investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it on one of the offsetting positions to be deferred for tax purposes to the extent of unrealized gains on the other positions.

Securities purchased at discount. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Securities lending transactions. A Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Convertible debt. Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is

82

issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investment in taxable mortgage pools (excess inclusion income). The UBS U.S. Real Estate Equity Fund and certain other Funds may invest in US-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, "taxable mortgage pools." Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund's income from a US-REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-US shareholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US-REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy. Shareholders should consult their tax advisors about the potential tax consequences of a Fund's receipt and distribution of excess inclusion income.

Credit default swap agreements. Certain Funds may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for the Funds to qualify as regulated investment companies may limit the extent to which a Fund will be able to engage in credit default swap agreements.

Investments in securities of uncertain tax character. A Fund may invest in securities the US Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Funds, it could affect the timing or character of income recognized by the

83

Funds, requiring a Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding. By law, the Funds must withhold a portion of the taxable dividends and sales proceeds unless the shareholder:

•  provides his correct social security or taxpayer identification number,

•  certifies that this number is correct,

•  certifies that he is not subject to backup withholding, and

•  certifies that he is a US person (including a US resident alien).

The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special US tax certification requirements applicable to non-US investors are described under the "Non-US Investors" heading below.

Non-US investors. Non-US investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to US withholding and estate tax, and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by a Fund. Exemptions from this US withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, the Funds do not intend to account for or designate interest-related dividends or short-term capital gains dividends for the benefit of non-US investors. As a result, non-US investors may be subject to more US withholding tax than would otherwise be the case. Notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

In general, capital gain dividends designated by a Fund and paid from long-term capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the gain is effectively connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

The UBS U.S. Real Estate Equity Fund and certain other Funds may invest directly or indirectly in equity securities of corporations that invest in US real property, including US Real Estate Investment Trusts ("US-REITs"). The sale of a US real property interest ("USRPI") by a Fund or Underlying Fund, or by a REIT or US real property holding corporation in which a Fund or Underlying Fund invests, may trigger special tax consequences to the Fund's non-US shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-US persons subject to US tax on disposition of a US real property interest as if he or she were a US person. Such gain is sometimes referred to as FIRPTA gain. The Code

84

provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a US-REIT or another RIC classified as a US real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled US-REIT or RIC that is classified as a qualified investment entity) as follows:

•  The RIC is classified as a qualified investment entity. A RIC is classified as a "qualified investment entity" with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a US-REIT if, in general, more than 50% of the RIC's assets consists of interests in US-REITs and US real property holding corporations, and

•  You are a non-US shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to US withholding tax at a rate of 35%, and requiring that you file a nonresident US income tax return.

•  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund's taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a US-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund, other than the UBS U.S. Real Estate Equity Fund, expects to invest less than 50% of its assets at all times, directly or indirectly, in US real property interests, such Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding. However, the UBS U.S. Real Estate Equity Fund may be a qualified investment entity with the result that its dividends would be subject to these rules.

Ordinary dividends paid by a Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to US withholding tax. If you hold your Fund shares in connection with a US trade or business, your income and gains will be considered effectively connected income and taxed in the US on a net basis, in which case you may be required to file a nonresident US income tax return.

An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to Fund shares at the graduated rates applicable to US citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a US estate tax return to claim the exemption in order to obtain a US federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the US federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to US situs assets with a value of $60,000). For estates with US situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's US situs assets are below this threshold amount. In addition, a partial exemption from US estate tax may apply to Fund shares held by the estate of a

85

nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-US shareholder who is a nonresident alien individual will not be subject to US federal gift tax.

Special US tax certification requirements apply to non-US shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-US shareholder must provide a Form W-8 BEN (or other Form W-8 if applicable) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of future legislation; local tax considerations. The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

This discussion of "Taxation" is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in a Fund.

86

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, "UBS Global AM"), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, "UBS") and other accounts managed by UBS

[TO BE PROVIDED IN 485B FILING]

UBS Global AM is a large asset management firm with approximately $528 billion in assets under management worldwide as of June 30, 2010.1 UBS Global AM offers investment capabilities and investment styles across all major traditional and alternative asset classes, including equity, fixed income, currency, hedge fund, real estate, infrastructure and private equity investment capabilities that can also be combined in multi-asset strategies. UBS Global AM has around [___] employees located in [__] countries. UBS Global Asset Management is headquartered in London with other main offices in Chicago, Frankfurt, Hartford, Hong Kong, New York, Paris, Sydney, Tokyo, Toronto and Zurich.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged in businesses and have interests other than that of managing the Funds. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by a Fund. This section sets forth considerations of which investors in a Fund should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global AM that could disadvantage the Funds. To address these potential conflicts, UBS and UBS Global AM have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the Funds from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global AM' and UBS' other businesses and interests.

Potential conflicts relating to portfolio decisions, the sale of fund shares and the allocation of investment opportunities

UBS' other activities may have an impact on the Funds. UBS Global AM (Americas) makes decisions for the Funds in accordance with its obligations as investment advisor to the Funds. However, UBS' other activities may, at the same time have a negative impact on the Funds. As a result of the various activities and interests of UBS, it is likely that the Funds will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the Funds will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which

1  UBS Global Asset Management (Americas) Inc. manages approximately $142 billion as of June 30, 2010.

87

may involve markets and securities in which the Funds invest. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global AM (Americas), might cause UBS Global AM (Americas) to seek to dispose of, retain or increase interests in investments held by the Funds or acquire certain positions on behalf of the Funds. UBS will be under no duty to make any such information available to the Funds or personnel of UBS Global AM (Americas) making investment decisions on behalf of the Funds and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global AM (Americas) making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with the Funds' investment objectives and subject to compliance with applicable law, UBS Global AM (Americas) may purchase securities for the Funds during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global AM (Americas) may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global AM (Americas) will be current investors in companies engaged in an offering of securities which UBS Global AM (Americas) may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global AM's affiliates acting as a selling shareholder. UBS Global AM may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global AM (Americas) may invest Fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global AM may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial advisor; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS' financial and other interests and relationships may incentivize UBS to promote the sale of Fund shares. UBS, its personnel and other financial service providers, have interests in promoting sales of the Funds. UBS Global AM may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the Fund, subject to UBS Global AM's internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the Fund and/or from the underwriter's own resources (including through transfers from affiliates). Payments made out of the underwriter's own resources are often referred to as "revenue sharing." Please read the section entitled "Principal underwriting arrangements" for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties.

88

UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the Funds may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant's points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Funds may receive fees from UBS or the Funds in connection with the distribution of shares in the Funds or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global AM. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS' membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS' personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds. In addition, UBS, including UBS Global AM, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS' personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global AM may make payments to authorized dealers and other financial intermediaries ("Intermediaries") from time to time to promote the Funds. The additional payments by UBS Global AM may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by such products. Payments made by UBS Global AM may vary between different Intermediaries. Please read the section entitled "Principal underwriting arrangements" and "Reduced sales charges, additional purchase, exchange and redemption information and other services—Additional compensation to affiliated dealer" for more information.

Potential conflicts relating to the allocation of investment opportunities among the Funds and other UBS accounts. UBS Global AM manages accounts of certain clients by means of separate accounts ("Separate Accounts"). With respect to the Funds, UBS Global AM (Americas) may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. Each of the Funds and the Separate Account Clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global AM (Americas) nor its

89

affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the Funds invest.

Other potential conflicts relating to the management of the Funds by UBS Global AM

Potential restrictions and issues relating to information held by UBS. From time to time and subject to UBS Global AM's policies and procedures regarding information barriers, UBS Global AM may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global AM could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the Funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of a Fund, UBS Global AM may have access to certain fundamental analysis and proprietary technical models developed by UBS Global AM or its affiliates (including UBS). UBS Global AM will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither UBS Global AM nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that UBS Global AM will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of UBS Global AM and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global AM (Americas), and have adverse effects on the Fund.

Potential conflicts relating to UBS' and UBS Global AM's proprietary activities and activities on behalf of other accounts. Transactions undertaken by UBS or client accounts managed by UBS ("Client Accounts") may adversely impact the Funds. UBS and one or more Client Accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund's detriment. Conversely, a Fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conflicts may also arise because portfolio decisions regarding a Fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global AM may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global AM). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the

90

Funds will be materially adversely affected by the personal or proprietary trading described above, each of the Funds, UBS and UBS Global AM, has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Please see the section entitled "Personal trading policies" for more detailed information regarding these policies and procedures.

UBS Global Asset Management's affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively "ECNs"). UBS Global Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which our related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Global Asset Management will execute through an ECN in which a related person has an interest only in situations where we reasonably believe such transactions will be in the best interests of our clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Global Asset Management's affiliates may effect transactions for Funds or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and entertainment. From time to time, directors, officers and employees of UBS and UBS Global AM may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds, UBS and UBS Global AM, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the Funds, UBS and UBS Global AM. To reduce the appearance of impropriety and the possibility that the Funds may be materially adversely affected by such gifts and entertainment, UBS and UBS Global AM have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the Funds.

UBS may in-source or outsource. Subject to applicable law, UBS, including UBS Global AM, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of brokers and dealers and commission rates

UBS Global Asset Management utilizes a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global AM are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global AM's personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global AM and its advisory affiliates, UBS Global AM and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global AM's clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global AM's clients may benefit advisory affiliates and their clients. UBS Global AM does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global AM believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global AM's overall responsibilities to its clients. The research may be used in connection with the

91

management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

While we select brokers primarily on the basis of the execution capabilities, UBS Global Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when we have determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. Our arrangements for the receipt of research services from brokers may create conflicts of interest, in that we have an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Global Asset Management and our advisory affiliates utilize a common portfolio and trading platform for our clients. Certain investment professionals and other employees are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global Asset Management's personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global Asset Management and our advisory affiliates, we maintain an aggregated soft dollar budget. Therefore, research services that benefit our clients may be paid for with commissions generated by clients of our advisory affiliates. Similarly, research services paid for by commissions generated by our clients may benefit advisory affiliates and their clients.

UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because we believe that the research received is, in the aggregate, of assistance in fulfilling our overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Global Asset Management may receive a variety of research services and information on many topics, which we can use in connection with our management responsibilities with respect to the various accounts over which we exercise investment discretion or otherwise provide investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect the U.S. or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Global Asset Management. This allocation is determined by our Best Execution and Trading Committee in good faith and based on

92

objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Global Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to our own research efforts and, when utilized, are subject to internal analysis before being incorporated into our investment process. As a practical matter, it would not be possible UBS Global Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Global Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for our clients. The research received will be of the type described above, excluding third-party research services.

Potential regulatory restrictions on investment advisor activity

From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global AM may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the Funds wish to purchase or sell. The larger UBS Global AM's investment advisory business and UBS' businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the Funds or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global AM on behalf of the Funds to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global AM on behalf of the Funds may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global AM, in its sole discretion, deems it appropriate.

UBS Global AM and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. UBS and its affiliates are also major participants in the global currency, equities,

93

swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. UBS Global AM has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the Funds and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

The results of a Fund's investment activities may differ significantly from the results achieved by UBS Global AM and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global AM and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which UBS Global AM and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global AM and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund's activities may also be restricted because of regulatory restrictions applicable to UBS Global AM and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global AM, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global AM and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for a Fund. Additionally, certain Funds or accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other Funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global AM are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

UBS Global AM may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of UBS Global AM and/or UBS. UBS and its affiliates may also create, write or issue Derivatives for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates

94

and may also enter into transactions with other clients of UBS Global AM or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause UBS Global AM or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with UBS Global AM, UBS and its affiliates on an arms-length basis. UBS Global AM or UBS may also have an ownership interest in certain trading or information systems used by a Fund. A Fund's use of such trading or information systems may enhance the profitability of UBS Global AM and its affiliates.

It is also possible that, from time to time, UBS Global AM or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. UBS Global AM and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by UBS Global AM or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global AM will consider the effect of redemptions on a Fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that a Fund may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global AM or UBS has significant debt or equity investments or in which UBS makes a market. A Fund also may invest in securities of companies to which UBS Global AM or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other UBS Global AM or UBS clients. In making investment decisions for a Fund, UBS Global AM is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global AM in the course of these activities. In addition, from time to time, UBS' activities may limit a Fund's flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global AM may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

Present and future activities of UBS Global AM and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global AM (Americas) may buy for the Funds securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the Funds. For example, a Fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM (Americas)) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global AM (Americas) will make proxy voting decisions as it believes appropriate and in accordance with UBS Global AM's policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global AM (Americas) with respect to a Fund's portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global AM's proxy voting policy is discussed in more detail in the section entitled "Proxy voting policies."

95

As a registered investment advisor under the Advisers Act, UBS Global AM (Americas) is required to file a Form ADV with the SEC. Form ADV Part II contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM (Americas). A copy of Part I of UBS Global AM (Americas)'s Form ADV is available on the SEC's website (www.adviserinfo.sec.gov). A copy of Part II of UBS Global AM (Americas)'s Form ADV is available upon request.

Performance calculations

From time to time, performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share by a Fund during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the maximum net asset value per share on the last day of the period and annualizing the result on a semiannual compounded basis. The Funds' total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Fund. Aggregate total return reflects the total percentage change over the stated period.

To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements regarding the Funds may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Morgan Stanley Capital International Indices; Barclays Capital Indices; Salomon Smith Barney Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Stock Index or its component indices; Russell Indices; Wilshire Indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger-Mutual Funds Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; comparable portfolios managed by the Advisor; and financial publications, such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's et al., which rate fund performance over various time periods.

The principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Funds' calculations of yield or total return.

Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

96

Financial statements and report of independent registered public accounting firm

Because the Funds have not yet commenced operation, financial statements are not yet available for the Funds.

97

(This page has been left blank intentionally.)

98

Appendix A—Corporate debt ratings

Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group describes classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances, they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

D. Debt rated D is in default, or is expected to default upon maturity or payment date.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

Plus (+) or minus (–): The ratings from AAA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Service describes international long-term credit ratings as follows:

Investment Grade

AAA. Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB. Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative.

• For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

• For individual obligations, 'B' ratings may indicate that distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

• For issuers and performing obligations, 'CCC' ratings indicate default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

• For individual obligations, 'CCC' ratings may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'R2' (superior), 'R3' (good) or 'R4' (average).

CC

• For issuers and performing obligations, 'CC' ratings indicate that default of some kind appears probable.

• For individual obligations, 'CC' ratings may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

• For issuers and performing obligations, 'C' ratings indicate that default is imminent.

• For individual obligations, 'C' ratings may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD. Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D. Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

- the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Funds and their principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Funds in any jurisdiction where the Funds or their principal underwriter may not lawfully sell those shares.

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

THE UBS FUNDS

PART C

OTHER INFORMATION

ITEM 28.               EXHIBITS

(a)           Articles of Incorporation.

(1)           Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) on September 15, 1998.

(i)            Amendment to Certificate of Trust dated February 15, 2002 changing the Trust’s name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(2)           Amended and Restated Agreement and Declaration of Trust (the “Declaration”) effective as of September 28, 2004, as amended March 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(i)            Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(b)           By-Laws.

(1)           By-Laws of The UBS Funds (f/k/a The Brinson Funds) dated April 25, 1995, are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 1996.

1

(i)            Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(ii)           Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(c)           Instruments Defining Rights of Security Holders.

(1)           Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(2)           The rights of security holders of the Registrant are further defined in the following sections of the Registrant’s By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i)            By-Laws.

Article II - “Meeting of Shareholders.”

(ii)           Declaration.

Article III — “Shares” and Article V — “Shareholders’ Voting Powers and Meetings.”

(d)           Investment Advisory Contracts.

(1)           Investment Advisory Agreement dated July 1, 2002 between UBS Global Asset Management (Americas) Inc. (the “Advisor”) and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)            Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein

2

by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)           Amendment Number Two dated July 1, 2005 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iii)          Amendment Number Three dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(2)           Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)            Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)           Amendment Number Two dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(3)           Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-

3

47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(i)            Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 7, 2000.

(ii)           Amendment dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(4)           Investment Advisory Agreement dated July 1, 2002, as amended on July 1, 2003 and January 1, 2004, by and between the Advisor and the Registrant on behalf of the UBS Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(5)           Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)            Amendment dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)           Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

4

(6)           Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)            Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(7)           Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)          Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(8)           Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)          Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(9)           Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

5

(i)            Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(10)         Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March l, 1999.

(i)            Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(11)         Investment Advisory Agreement dated May 23, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

(i)            Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Small Cap Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(12)         Investment Advisory Agreement dated July l, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC September 30, 2002.

(i)            Amendment dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s

6

Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)           Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(13)         Investment Advisory Agreement dated December 7, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(i)            Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(14)         Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)            Amendment Number One dated June 29, 2007 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(15)         Investment Advisory Agreement dated March 6, 2005 between the Advisor and the Registrant on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

7

(16)         Investment Advisory Agreement dated March 27, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Mid Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 27, 2006.

(17)         Investment Advisory Agreement dated August 14, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(18)         Investment Advisory Agreement dated July 12, 2007 between the Advisor and the Registrant on behalf of the UBS Global Frontier Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(19)         Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(20)         Expense Limitation Agreement between the Advisor and the Registrant dated July 1, 2009 is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2009.

(21)         Investment Advisory Agreement dated June 22, 2010 between the Advisor and the Registrant on behalf of the UBS Market Neutral Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(22)         Expense Limitation Agreement dated June 30, 2010 between the Advisor and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(e)           Underwriting Contracts.

8

(1)           Principal Underwriting Contract, dated November 5, 2001, between UBS Global Asset Management (US) Inc. (f/k/a Brinson Advisors, Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(f)            Bonus or Profit Sharing Contracts.

Not Applicable.

(g)           Custodian Agreements.

(1)           Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company and succeeded by JPMorgan Chase Bank (f/k/a The Chase Manhattan Bank), and the Registrant on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

(i)            Amendment dated May 9, 2000 relating to Fee Obligation and Continuation of the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

(ii)           Amendment dated May 21, 2001 relating to the Appointment of Brinson Advisors, Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(iii)          Amended Attachment A (approved borrowers) to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iv)          Revised Schedule B3 (authorized signatories) to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration

9

Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(v)           Amended Schedule B1 and Schedule F to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on October 27, 2006.

(vi)          Revised Schedule A to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on August 14, 2006.

(vii)         Amendment dated as of April 1, 2007 to the Securities Lending Authorization Amendment to the Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(viii)        Addendum of the Fee Schedule dated May 7, 2010 to the Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(h)           Other Material Contracts.

(1)           Administration Contract, dated April 1, 2006, between UBS Global Asset Management (Americas) Inc. and the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)            Amendment to Exhibit A, dated June 24, 2007, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(ii)           Form of Amendment to Exhibit A to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-

10

47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(iii)          Amendment to Exhibit A, dated June 30, 2010, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(2)           Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(i)            Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2003.

(ii)           Amendment to Exhibit A, dated June 24, 2007, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(iii)          Amendment to Exhibit A. Dated June 30,2 010 to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(i)            Legal Opinion.

(1)           Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(j)            Other Opinions.

(1)           Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm to be filed by amendment.

11

(2)

(i)            Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda and J. Mikesell Thomas are incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 20, 2005.

(ii)           Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Thomas Disbrow and Kai Sotorp are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 27, 2006.

(iii)          Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to John J. Murphy and Abbie J. Smith are incorporated herein by reference to Post-Effective Amendment No. 66/67 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 13, 2009.

(iv)          Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Mark E. Carver is incorporated by reference to Post-Effective Amendment 83/84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 4, 2010.

(k)           Omitted Financial Statements.

Not Applicable.

(l)            Initial Capital Agreements.

(1)           Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to

12

Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(m)          Rule 12b-1 Plan.

(1)           Shareholder Services Plan, dated October 29, 2001, as revised March 9, 2007, relating to Class A shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(2)           Rule 12b-1 Plan, dated October 29, 2001, as revised March 8, 2006, relating to the Class B shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(3)           Rule 12b-1 Plan, dated October 29, 2001, as revised March 9, 2007, relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)            Addendum to Rule 12b-1 Plan, dated December 14, 2004 relating to the Class C shares of UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(ii)           Form of Addendum to Rule 12b-1 Plan relating to the Class C shares of UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(4)           Shareholder Services Plan dated December 14, 2004 relating to Class A shares on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(5)           Form of Shareholder Services Plan relating to Class A shares on behalf of the UBS Absolute Return Bond Fund and UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post-

13

Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(6)           Shareholder Services Plan, dated October 29, 2001, as revised June 30, 2010, relating to Class A shares of each Series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(7)           Rule 12b-1 Plan, dated October 29, 2001, as revised June 30, 2010, related to Class C shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 30, 2010.

(n)           Rule 18f-3 Plan.

(1)           Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, effective as of December 14, 2004, on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 21, 2004.

(o)           Reserved

(p)           Codes of Ethics.

(1)           Joint Code of Ethics of Registrant, the investment adviser and the principal underwriter of the Registrant is incorporated herein by reference to Post Effective Amendment 83/84 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 4, 2010.

ITEM 29.               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30.               INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or

14

any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant’s Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.  Trustee’s Good Faith Action, Expert Advice, No Bond or Surety.  The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

15

Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

Indemnification of Registrant’s advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)           Each Series’ investment advisory agreement between the Registrant, on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference or filed herewith, as follows:

(1)           Section 6 of the Investment Advisory Agreement on behalf of the UBS International Equity Fund, dated April 25, 1995, as amended;

(2)           Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Bond Fund, dated July 1, 2002;

(3)           Section 7 of the Investment Advisory Agreement on behalf of the UBS High Yield Fund, dated July 1, 2002;

(4)           Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Equity Fund, dated July 1, 2002;

(5)           Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Value Equity Fund, dated July 1, 2002;

(6)           Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

(7)           Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

(8)           Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

(9)           Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;

(10)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Bond Fund, dated July 1, 2002;

16

(11)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Equity Fund, dated July 1, 2002, as amended and restated July 1, 2003;

(12)         Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Debt Fund, dated December 10, 1998, as amended;

(13)         Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Fund, dated December 10, 1998, as amended;

(14)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

(15)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Absolute Return Bond Fund;

(16)         Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Mid Cap Growth Equity Fund;

(17)         Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Equity Alpha Fund;

(18)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Frontier Fund;

(19)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Tax Free Short-Intermediate Bond Fund; and

(20)         Section 7 of the Investment Advisory Agreement on behalf of the UBS Market Neutral Multi-Strategy Fund.

(b)           Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6, III.1., III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company, as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan Bank) and the Registrant, on behalf of its series, which is incorporated herein by reference.

(c)           Section 9(a) of the Principal Underwriting Contract between UBS Global Asset Management (US) Inc. (formerly known as Brinson Advisors, Inc.) and the Registrant on behalf of each series dated November 5, 2001, which is incorporated herein by reference.

(d)           Section 12 of the Transfer Agency and Related Services Agreement between PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.

17

(e)           Sections 8 and 9 of the Administration Contract between UBS Global Asset Management (Americas) Inc. and the Registrant on behalf of each series, which is incorporated herein by reference.

ITEM 31.               BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see UBS Global Asset Management (Americas) Inc.’s Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 32.               PRINCIPAL UNDERWRITER

(a)           UBS Global AM (US) serves as principal underwriter for the following investment companies:

UBS Cashfund Inc.,

UBS Index Trust,

UBS Investment Trust,

UBS Money Series,

UBS Managed Municipal Trust,

UBS Master Series, Inc.,

Master Trust,

UBS Municipal Money Market Series,

UBS RMA Money Fund, Inc.,

UBS RMA Tax-Free Fund, Inc.,

UBS PACE Select Advisors Trust, and

SMA Relationship Trust.

(b)           UBS Global AM (US) is the Registrant’s principal underwriter.  The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

18

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Mark E. Carver*	Managing Director and Head of Product Development and Management-Americas of UBS Global AM	President

Joseph J. Allessie*	Executive Director and Deputy General Counsel of UBS Global AM	Vice President and Assistant Secretary

Andrew Shoup*	Managing Director and Global Head of the Fund Treasury Administration Department	Vice President and Chief Operating Officer

Thomas Disbrow*	Executive Director and Head of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Treasurer

Mark F. Kemper**	Managing Director, General Counsel and Secretary of UBS Global AM	Vice President and Secretary

Joanne Kilkeary*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Michael Flook *	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Joseph McGill*	Managing Director and Chief Compliance Officer of UBS Global AM	Vice President and Chief Compliance Officer

19

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant
Eric Sanders*	Director and Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Tammie Lee*	Executive Director and Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Keith A. Weller*	Executive Director and Senior Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Nancy Osborn*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Steven LeMire*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

*  This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

(c)           Not Applicable.

ITEM 33.               LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by JPMorgan Chase Bank (“JPMorgan Chase”), 270 Park Avenue, New York, New York 10017 with the exception of those maintained by the Registrant’s investment advisor, UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL, 60606.

JPMorgan Chase provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

20

ITEM 34.               MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.               UNDERTAKINGS

Not Applicable.

21

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused Post-Effective Amendment Nos. 85/86 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 27th day of August, 2010.

THE UBS FUNDS

By:	/s/Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark E. Carver	President and Principal Executive Officer	August 27, 2010
Mark E. Carver*

/s/ Frank K. Reilly	Chairman and Trustee	August 27, 2010
Frank K. Reilly*

/s/ Walter E. Auch	Trustee	August 27, 2010
Walter E. Auch*

/s/ Edward M. Roob	Trustee	August 27, 2010
Edward M. Roob*

/s/ Adela Cepeda	Trustee	August 27, 2010
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	August 27, 2010
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	August 27, 2010
Abbie J. Smith*

/s/ John J. Murphy	Trustee	August 27, 2010
John J. Murphy*

/s/ Thomas Disbrow	Treasurer and Principal Accounting Officer	August 27, 2010
Thomas Disbrow*

* By:	/s/ Joseph J. Allessie
Joseph J. Allessie, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference.)

1

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
None.